================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ------------------

                                    FORM N-Q

                               ------------------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-7436

                               ------------------

                        THE DFA INVESTMENT TRUST COMPANY
               (Exact name of registrant as specified in charter)

                               ------------------

               6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               ------------------

           Catherine L. Newell, Esquire, Vice President and Secretary
                       The DFA Investment Trust Company,
               6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               ------------------

       Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31
                    Date of reporting period: July 31, 2012

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                       THE DFA INVESTMENT TRUST COMPANY
                                   FORM N-Q
                                 JULY 31, 2012
                                  (UNAUDITED)

                               TABLE OF CONTENTS

   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES............................   1

   SCHEDULES OF INVESTMENTS
     The U.S. Large Cap Value Series.....................................   2
     The DFA International Value Series..................................   8
     The Japanese Small Company Series...................................  20
     The Asia Pacific Small Company Series...............................  46
     The United Kingdom Small Company Series.............................  65
     The Continental Small Company Series................................  73
     The Canadian Small Company Series................................... 100
     The Emerging Markets Series......................................... 109
     The Emerging Markets Small Cap Series............................... 128
     The Tax-Managed U.S. Marketwide Value Series........................ 178
     The DFA Short Term Investment Fund.................................. 202

   NOTES TO SCHEDULES OF INVESTMENTS
     Organization........................................................ 207
     Security Valuation.................................................. 207
     Financial Instruments............................................... 208
     Federal Tax Cost.................................................... 209
     Other............................................................... 209
     Subsequent Event Evaluations........................................ 210

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
________________________

Investment Abbreviations

  ADR     American Depository Receipt
  AG      Aktiengesellschaft (German & Swiss Stock Corporation)
  FNMA    Federal National Mortgage Association
  GDR     Global Depositary Receipt
  LLC     Limited Liability Company
  NVDR    Non-Voting Depository Receipt
  P.L.C.  Public Limited Company
  SDR     Special Drawing Rights

Investment Footnotes

  +       See Security Valuation Note within the Notes to Schedules of
          Investments.
  ++ Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
  *       Non-Income Producing Securities.
  #       Total or Partial Securities on Loan.
  @       Security purchased with cash proceeds from securities on loan.
  ^^      See Federal Tax Cost Note within the Notes to Schedules of
          Investments.
  o       Security is being fair valued at July 31, 2012.
  --      Amounts designated as -- are either zero or rounded to zero.
  (S)     Affiliated Fund.
  +++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2012 was $5,215,425,126 which represented 35.9% of the total investments of the Fund.
  (r)     The adjustable/variable rate show is effective as of July 31, 2012.
  (y)     The rate shown is the effective yield.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                           SHARES         VALUE+
                                                                           ------         ------
COMMON STOCKS -- (93.8%)
Consumer Discretionary -- (15.6%)
   #Best Buy Co., Inc.................................................    238,090 $    4,307,048
   #Carnival Corp.....................................................  2,385,423     79,386,877
   #CBS Corp. Class A.................................................      7,236        243,853
    CBS Corp. Class B.................................................  2,426,130     81,178,310
   *Clear Channel Outdoor Holdings, Inc. Class A......................    133,188        673,931
    Comcast Corp. Class A............................................. 10,008,890    325,789,370
    Comcast Corp. Special Class A.....................................  3,843,964    122,737,771
   #D.R. Horton, Inc..................................................  1,448,033     25,528,822
    Dillard's, Inc. Class A...........................................    105,055      6,852,738
    Foot Locker, Inc..................................................    531,795     17,559,871
   #GameStop Corp. Class A............................................    610,703      9,783,462
   #Gannett Co., Inc..................................................    277,280      3,912,421
  #*General Motors Co.................................................  1,085,977     21,404,607
   *Harman International Industries, Inc..............................      1,861         75,091
  #*Hyatt Hotels Corp. Class A........................................     19,122        679,787
   #J.C. Penney Co., Inc..............................................  1,078,085     24,267,693
   #Lennar Corp. Class A..............................................    802,616     23,444,413
    Lennar Corp. Class B Voting.......................................      4,809        109,164
   *Liberty Interactive Corp. Class A.................................  2,989,665     55,996,425
   *Madison Square Garden Co. Class A (The)...........................      1,300         47,125
  #*MGM Resorts International.........................................  2,598,118     24,734,083
  #*Mohawk Industries, Inc............................................    389,317     25,862,328
   #News Corp. Class A................................................  8,332,375    191,811,273
   #News Corp. Class B................................................  3,247,295     75,304,771
  #*Orchard Supply Hardware Stores Corp. Class A......................     21,507        360,457
  #*Penn National Gaming, Inc.........................................    286,620     11,155,250
  #*PulteGroup, Inc...................................................     20,241        228,723
    PVH Corp..........................................................      9,028        717,094
   #Royal Caribbean Cruises, Ltd......................................  1,043,290     26,061,384
  #*Sears Holdings Corp...............................................    595,638     29,478,125
   #Service Corp. International.......................................    216,883      2,786,947
    Signet Jewelers, Ltd. ADR.........................................      3,656        160,572
   #Staples, Inc......................................................    696,416      8,872,340
    Time Warner Cable, Inc............................................  1,921,256    163,172,272
   #Time Warner, Inc..................................................  4,890,859    191,330,404
   *Toll Brothers, Inc................................................    912,316     26,612,258
   *TRW Automotive Holdings Corp......................................     12,039        473,133
   #Washington Post Co. Class B (The).................................     36,180     12,246,930
    Whirlpool Corp....................................................    213,025     14,391,969
   #Wyndham Worldwide Corp............................................    837,843     43,609,728
                                                                                  --------------
Total Consumer Discretionary..........................................             1,653,348,820
                                                                                  --------------
Consumer Staples -- (8.1%)
    Archer-Daniels-Midland Co.........................................  3,155,848     82,336,074
    Bunge, Ltd........................................................    534,748     35,170,376
   *Constellation Brands, Inc. Class A................................    933,566     26,335,897
   *Constellation Brands, Inc. Class B................................        153          4,348
    CVS Caremark Corp.................................................  5,892,805    266,649,426
    Fortune Brands, Inc...............................................    173,007     10,878,680
  #*Hillshire Brands Co...............................................     12,364        316,642
   #Ingredion, Inc....................................................      1,663         86,343
    J.M. Smucker Co. (The)............................................    567,540     43,587,072
    Kraft Foods, Inc. Class A.........................................  7,128,852    283,086,713
   #Molson Coors Brewing Co. Class B..................................    802,754     33,972,549
  #*Post Holdings, Inc................................................    104,591      3,095,894
  #*Ralcorp Holdings, Inc.............................................    218,241     13,022,440
   #Safeway, Inc......................................................  1,082,518     16,833,155
  #*Smithfield Foods, Inc.............................................    780,989     14,448,297

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                           SHARES         VALUE+
                                                                           ------         ------
Consumer Staples -- (Continued)
    Tyson Foods, Inc. Class A.........................................  1,828,601 $   27,447,301
                                                                                  --------------
Total Consumer Staples................................................               857,271,207
                                                                                  --------------
Energy -- (17.9%)
    Anadarko Petroleum Corp...........................................  2,574,876    178,799,389
    Apache Corp.......................................................  1,167,128    100,513,063
   #Baker Hughes, Inc.................................................     27,157      1,257,912
   #Chesapeake Energy Corp............................................  3,267,150     61,487,763
    Chevron Corp......................................................  2,653,834    290,807,130
   #Cimarex Energy Co.................................................        390         22,109
    ConocoPhillips....................................................  5,646,741    307,408,580
   *Denbury Resources, Inc............................................  1,415,410     21,400,999
    Devon Energy Corp.................................................  1,094,855     64,727,828
   *EOG Resources, Inc................................................    147,042     14,411,586
   #Helmerich & Payne, Inc............................................    513,387     23,872,496
    Hess Corp.........................................................  1,567,373     73,917,311
    HollyFrontier Corp................................................     96,152      3,595,123
    Marathon Oil Corp.................................................  3,625,708     95,972,491
    Marathon Petroleum Corp...........................................  1,791,952     84,759,330
    Murphy Oil Corp...................................................    689,754     37,012,200
   *Nabors Industries, Ltd............................................  1,355,841     18,764,839
    National Oilwell Varco, Inc.......................................  1,627,065    117,636,800
    Noble Corp........................................................    509,612     18,855,644
    Noble Energy, Inc.................................................     13,727      1,200,152
   *Occidental Petroleum Corp.........................................     51,197      4,455,675
   #Patterson-UTI Energy, Inc.........................................    732,485     11,338,868
   *Phillips 66.......................................................  2,855,170    107,354,392
   #Pioneer Natural Resources Co......................................    517,832     45,895,450
   *Plains Exploration & Production Co................................    664,529     26,554,579
    QEP Resources, Inc................................................    431,083     12,945,422
  #*Rowan Cos. P.L.C..................................................    595,894     20,933,756
  #*Tesoro Corp.......................................................    605,336     16,737,540
    Tidewater, Inc....................................................    276,715     13,440,048
    Transocean, Ltd...................................................    446,815     20,924,346
   *Unit Corp.........................................................        100          3,976
   #Valero Energy Corp................................................  2,806,975     77,191,812
   *Weatherford International, Ltd....................................  1,009,406     12,163,342
   *Whiting Petroleum Corp............................................     67,650      2,733,060
                                                                                  --------------
Total Energy..........................................................             1,889,095,011
                                                                                  --------------
Financials -- (16.8%)
    Allied World Assurance Co. Holdings AG............................    188,355     14,207,618
    Allstate Corp. (The)..............................................  1,330,135     45,623,631
    Alterra Capital Holdings, Ltd.....................................     35,444        824,782
   *American Capital, Ltd.............................................    788,816      7,856,607
    American Financial Group, Inc.....................................    582,168     21,953,555
   *American International Group, Inc.................................    690,342     21,586,994
   *American National Insurance Co....................................     86,272      6,076,137
   #Assurant, Inc.....................................................    484,101     17,529,297
    Assured Guaranty, Ltd.............................................     18,939        226,889
    Axis Capital Holdings, Ltd........................................    613,817     20,170,027
    Bank of America Corp.............................................. 29,125,942    213,784,414
    Bank of New York Mellon Corp. (The)...............................    897,714     19,103,354
    Capital One Financial Corp........................................    560,973     31,689,365
   *CIT Group, Inc....................................................    126,575      4,622,519
    Citigroup, Inc....................................................  9,338,881    253,363,842
    CME Group, Inc....................................................  1,599,345     83,341,868
   #CNA Financial Corp................................................    981,311     25,622,030
  #*E*Trade Financial Corp............................................     57,660        439,946
    Everest Re Group, Ltd.............................................    231,133     23,506,226
   *Genworth Financial, Inc. Class A..................................  2,390,330     12,047,263

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                           SHARES         VALUE+
                                                                           ------         ------
Financials -- (Continued)
    Goldman Sachs Group, Inc. (The)...................................    786,395 $   79,347,256
    Hartford Financial Services Group, Inc............................  2,160,202     35,535,323
   #Hudson City Bancorp, Inc..........................................     74,986        476,161
    JPMorgan Chase & Co...............................................  2,316,928     83,409,408
    KeyCorp...........................................................  3,863,464     30,830,443
   #Legg Mason, Inc...................................................    721,237     17,684,731
   #Lincoln National Corp.............................................  1,587,360     31,826,568
    Loews Corp........................................................  2,240,016     88,682,233
    MetLife, Inc......................................................  4,759,859    146,460,861
    Morgan Stanley....................................................  3,765,813     51,441,006
    NASDAQ OMX Group, Inc. (The)......................................    840,414     19,077,398
   #NYSE Euronext.....................................................     62,926      1,603,354
   #Old Republic International Corp...................................  1,371,493     11,054,234
    PartnerRe, Ltd....................................................    187,833     13,606,623
    People's United Financial, Inc....................................     71,810        822,943
    PNC Financial Services Group, Inc.................................         22          1,300
    Principal Financial Group, Inc....................................    467,660     11,967,419
    Prudential Financial, Inc.........................................  2,340,342    112,991,712
    Regions Financial Corp............................................  5,735,171     39,916,790
    Reinsurance Group of America, Inc.................................    416,134     23,166,180
    SunTrust Banks, Inc...............................................  2,564,707     60,655,321
    Unum Group........................................................  1,777,689     33,580,545
    Validus Holdings, Ltd.............................................    311,103     10,120,181
    XL Group P.L.C....................................................  1,435,288     29,638,697
    Zions Bancorporation..............................................    777,171     14,144,512
                                                                                  --------------
Total Financials......................................................             1,771,617,563
                                                                                  --------------
Health Care -- (8.7%)
    Aetna, Inc........................................................  1,957,594     70,590,840
   *Bio-Rad Laboratories, Inc. Class A................................      1,004         96,595
   *Boston Scientific Corp............................................  6,689,559     34,585,020
   *CareFusion Corp...................................................    917,825     22,404,108
    Cigna Corp........................................................    221,350      8,915,978
   #Coventry Health Care, Inc.........................................    670,877     22,360,330
   *Endo Health Solutions, Inc........................................    173,568      5,160,177
  #*Forest Laboratories, Inc..........................................    182,888      6,135,892
  #*Hologic, Inc......................................................  1,229,548     22,771,229
    Humana, Inc.......................................................    698,778     43,044,725
   *Life Technologies Corp............................................     74,896      3,286,436
  #*MEDNAX, Inc.......................................................      2,282        150,909
   #Omnicare, Inc.....................................................    602,337     18,919,405
   #PerkinElmer, Inc..................................................    438,767     11,210,497
    Pfizer, Inc....................................................... 17,815,204    428,277,504
    Teleflex, Inc.....................................................     89,297      5,691,791
    Thermo Fisher Scientific, Inc.....................................  1,994,284    111,021,790
    Universal Health Services, Inc. Class B...........................      8,413        328,780
    WellPoint, Inc....................................................  2,067,263    110,164,445
                                                                                  --------------
Total Health Care.....................................................               925,116,451
                                                                                  --------------
Industrials -- (14.0%)
   *AGCO Corp.........................................................    252,065     11,050,530
   *CNH Global NV.....................................................      6,633        252,850
    CSX Corp..........................................................  5,865,608    134,557,048
   *Engility Holdings, Inc............................................     67,956        992,158
    FedEx Corp........................................................    292,771     26,437,221
  #*Fortune Brands Home & Security, Inc...............................    742,497     16,424,034
    General Dynamics Corp.............................................     41,312      2,620,833
    General Electric Co............................................... 21,867,055    453,741,391
  #*Hertz Global Holdings, Inc........................................    876,229      9,866,339
    Ingersoll-Rand P.L.C..............................................    933,314     39,581,847
  #*Jacobs Engineering Group, Inc.....................................      3,134        120,878

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                          SHARES         VALUE+
                                                                          ------         ------
Industrials -- (Continued)
    L-3 Communications Holdings, Inc..................................   407,736 $   28,904,405
   #Manpower, Inc.....................................................     6,983        248,455
    Norfolk Southern Corp............................................. 1,838,848    136,166,694
   #Northrop Grumman Corp............................................. 1,419,682     93,982,948
  #*Owens Corning, Inc................................................   589,248     15,827,201
  #*Quanta Services, Inc..............................................   482,223     11,086,307
   #Regal-Beloit Corp.................................................     3,850        247,825
    Republic Services, Inc............................................ 1,104,756     31,960,591
    Ryder System, Inc.................................................   132,517      5,226,470
    Southwest Airlines Co............................................. 4,290,532     39,429,989
   *Spirit Aerosystems Holdings, Inc. Class A.........................     1,280         30,080
    SPX Corp..........................................................     4,119        250,106
    Stanley Black & Decker, Inc.......................................   528,407     35,345,144
    Towers Watson & Co................................................     1,662         97,443
    Trinity Industries, Inc...........................................       200          5,600
    Tyco International, Ltd........................................... 1,433,965     78,782,037
    Union Pacific Corp................................................ 2,422,164    296,981,528
   #URS Corp..........................................................   378,541     13,275,433
                                                                                 --------------
Total Industrials.....................................................            1,483,493,385
                                                                                 --------------
Information Technology -- (3.3%)
   #Activision Blizzard, Inc.......................................... 2,612,644     31,430,108
   *Amdocs, Ltd.......................................................    15,840        471,240
   *Applied Materials, Inc............................................   131,092      1,427,592
  #*Arrow Electronics, Inc............................................   568,882     19,199,768
   *Avnet, Inc........................................................   711,662     22,417,353
   #AVX Corp..........................................................   133,454      1,299,842
   *Brocade Communications Systems, Inc...............................   363,088      1,804,547
   #Computer Sciences Corp............................................   897,932     22,107,086
   #Corning, Inc...................................................... 2,304,749     26,297,186
   #Fidelity National Information Services, Inc....................... 1,328,465     41,766,940
    Hewlett-Packard Co................................................ 1,097,035     20,009,918
   #IAC/InterActiveCorp...............................................   428,565     22,546,805
   *Ingram Micro, Inc. Class A........................................   911,755     13,667,207
  #*Juniper Networks, Inc.............................................    81,071      1,421,175
  #*Micron Technology, Inc............................................ 3,322,059     20,629,986
    Molex, Inc........................................................     5,324        133,739
    Molex, Inc. Class A...............................................     1,363         28,187
    SAIC, Inc.........................................................    32,439        375,319
   *Western Digital Corp..............................................   782,708     31,128,297
   #Xerox Corp........................................................ 5,490,094     38,046,351
   *Yahoo!, Inc....................................................... 2,063,782     32,690,307
                                                                                 --------------
Total Information Technology..........................................              348,898,953
                                                                                 --------------
Materials -- (2.6%)
   #Alcoa, Inc........................................................ 5,357,434     45,377,466
   #Ashland, Inc......................................................   376,837     26,525,556
   #Cliffs Natural Resources, Inc.....................................   147,736      6,040,925
   #Cytec Industries, Inc.............................................    66,976      4,123,043
   #Domtar Corp.......................................................   199,193     14,712,395
   #Huntsman Corp.....................................................   171,904      2,174,586
   #International Paper Co............................................ 2,299,481     75,445,972
    MeadWestvaco Corp.................................................   976,101     27,721,268
   #Nucor Corp........................................................   287,301     11,262,199
   #Reliance Steel & Aluminum Co......................................   363,907     18,733,932
    Rock-Tenn Co. Class A.............................................    73,108      4,256,348
   #Sealed Air Corp...................................................   311,965      5,053,833
   #Steel Dynamics, Inc...............................................   893,527     11,517,563
   #United States Steel Corp..........................................   204,541      4,223,772
    Vulcan Materials Co...............................................   576,439     22,331,247

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                               SHARES          VALUE+
                                                                               ------          ------
Materials -- (Continued)
   #Westlake Chemical Corp...............................................       2,222 $       131,898
                                                                                      ---------------
Total Materials..........................................................                 279,632,003
                                                                                      ---------------
Telecommunication Services -- (6.6%)
    AT&T, Inc............................................................  13,051,618     494,917,355
   #CenturyLink, Inc.....................................................   2,300,437      95,560,153
   #Frontier Communications Corp.........................................   1,781,243       6,982,473
   *MetroPCS Communications, Inc.........................................   1,453,136      12,729,471
   *NII Holdings, Inc....................................................         513           3,463
   *Sprint Nextel Corp...................................................  13,961,200      60,870,832
   #Telephone & Data Systems, Inc........................................     562,341      13,625,522
  #*United States Cellular Corp..........................................     265,925      10,934,836
                                                                                      ---------------
Total Telecommunication Services.........................................                 695,624,105
                                                                                      ---------------
Utilities -- (0.2%)
  #*NRG Energy, Inc......................................................     987,176      19,565,828
                                                                                      ---------------
TOTAL COMMON STOCKS......................................................               9,923,663,326
                                                                                      ---------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares..         993             993
                                                                                      ---------------

                                                                            SHARES/
                                                                             FACE
                                                                            AMOUNT
                                                                             (000)
                                                                             -----
SECURITIES LENDING COLLATERAL -- (6.2%)
(S)@DFA Short Term Investment Fund....................................... 650,184,258     650,184,258
   @Repurchase Agreement, JPMorgan Securities LLC 0.19%, 08/01/12
     (Collateralized by $1,630,315 FNMA, rates ranging from 3.000% to
     7.500%, maturities ranging from 10/01/14 to 01/03/50 , valued at
     $1,635,209) to be repurchased at $1,582,828.........................      $1,583       1,582,820
                                                                                      ---------------
TOTAL SECURITIES LENDING COLLATERAL......................................                 651,767,078
                                                                                      ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $8,437,355,851)^^...............................................             $10,575,431,397
                                                                                      ===============

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                ---------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                -------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary....... $1,653,348,820           --   --    $ 1,653,348,820
  Consumer Staples.............    857,271,207           --   --        857,271,207
  Energy.......................  1,889,095,011           --   --      1,889,095,011
  Financials...................  1,771,617,563           --   --      1,771,617,563
  Health Care..................    925,116,451           --   --        925,116,451
  Industrials..................  1,483,493,385           --   --      1,483,493,385
  Information Technology.......    348,898,953           --   --        348,898,953
  Materials....................    279,632,003           --   --        279,632,003
  Telecommunication Services...    695,624,105           --   --        695,624,105
  Utilities....................     19,565,828           --   --         19,565,828
Temporary Cash Investments.....            993           --   --                993
Securities Lending Collateral..             -- $651,767,078   --        651,767,078
                                -------------- ------------   --    ---------------
TOTAL.......................... $9,923,664,319 $651,767,078   --    $10,575,431,397
                                ============== ============   ==    ===============

              See accompanying Notes to Schedules of Investments.

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                          SHARES      VALUE++
                                                                          ------      -------
COMMON STOCKS -- (91.8%)
AUSTRALIA -- (4.7%)
    Alumina, Ltd...................................................... 2,919,489 $  2,055,100
   #Alumina, Ltd. Sponsored ADR.......................................   172,484      488,130
    Amcor, Ltd. Sponsored ADR.........................................    64,921    2,047,608
    Asciano Group, Ltd................................................ 1,437,095    6,520,242
    Atlas Iron, Ltd...................................................   170,863      306,114
   #Bank of Queensland, Ltd...........................................   508,163    4,061,641
    Bendigo and Adelaide Bank, Ltd....................................   789,470    6,772,365
   #Boral, Ltd........................................................ 1,576,316    5,538,788
   #Caltex Australia, Ltd.............................................   341,805    5,059,760
    Crown, Ltd........................................................   497,103    4,397,049
   *Downer EDI, Ltd...................................................   132,490      419,571
    Echo Entertainment Group, Ltd..................................... 1,832,302    8,032,437
   #Fairfax Media, Ltd................................................ 4,500,769    2,466,935
   *GrainCorp, Ltd....................................................   683,783    6,586,835
   #Harvey Norman Holdings, Ltd.......................................   991,617    2,075,921
    Incitec Pivot, Ltd................................................ 4,149,937   13,453,940
    Insurance Australia Group, Ltd.................................... 1,103,362    4,350,996
    Lend Lease Group NL...............................................   773,285    6,540,661
    Macquarie Group, Ltd..............................................   631,291   16,425,612
   #National Australia Bank, Ltd...................................... 1,490,363   38,886,543
    New Hope Corp., Ltd...............................................    51,436      219,054
   *Newcrest Mining, Ltd..............................................   265,665    6,496,885
    Origin Energy, Ltd................................................ 2,415,837   29,819,292
    OZ Minerals, Ltd..................................................   497,884    3,925,127
   *Qantas Airways, Ltd............................................... 2,850,317    3,394,726
    Santos, Ltd....................................................... 1,809,934   20,309,528
   *Seven Group Holdings, Ltd.........................................   361,999    2,739,842
   #Sims Metal Management, Ltd........................................   124,128    1,082,697
   #Sims Metal Management, Ltd. Sponsored ADR.........................   124,013    1,081,393
    Sonic Healthcare, Ltd.............................................   198,323    2,630,578
    Suncorp Group, Ltd................................................ 3,327,424   29,512,666
    TABCORP Holdings, Ltd............................................. 1,716,068    5,840,676
    Tatts Group, Ltd.................................................. 2,663,776    8,105,899
    Toll Holdings, Ltd................................................   943,858    3,964,882
   *Treasury Wine Estates, Ltd........................................   264,848    1,224,526
   #Washington H. Soul Pattinson & Co., Ltd...........................   113,801    1,570,397
    Wesfarmers, Ltd................................................... 2,578,622   88,005,414
                                                                                 ------------
TOTAL AUSTRALIA.......................................................            346,409,830
                                                                                 ------------
AUSTRIA -- (0.2%)
   *Erste Group Bank AG...............................................   342,508    6,188,590
    OMV AG............................................................   286,325    8,983,829
   #Raiffeisen Bank International AG..................................    55,762    1,835,276
                                                                                 ------------
TOTAL AUSTRIA.........................................................             17,007,695
                                                                                 ------------
BELGIUM -- (0.8%)
    Ageas............................................................. 3,605,400    7,150,728
    Belgacom SA.......................................................    49,889    1,435,410
    Delhaize Group SA.................................................   235,124    8,407,217
    Delhaize Group SA Sponsored ADR...................................    52,900    1,896,465
    D'ieteren SA......................................................     1,857       77,082
    KBC Groep NV......................................................   356,956    7,455,912
    Solvay SA.........................................................   180,191   18,708,446
    UCB SA............................................................   292,654   14,640,800
                                                                                 ------------
TOTAL BELGIUM.........................................................             59,772,060
                                                                                 ------------
CANADA -- (11.7%)
    Agnico-Eagle Mines, Ltd...........................................        70        3,072

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CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
CANADA -- (Continued)
    Aimia, Inc........................................................   211,202 $  2,809,428
    Astral Media, Inc. Class A........................................    37,438    1,835,968
  #*AuRico Gold, Inc..................................................   404,755    2,630,908
    Barrick Gold Corp.................................................   666,135   21,902,519
   #Bell Aliant, Inc..................................................   162,757    4,049,247
    Cameco Corp. (13321L108)..........................................   112,600    2,353,340
    Cameco Corp. (2166160)............................................   537,786   11,261,411
    Canadian National Resources, Ltd.................................. 1,604,987   43,771,645
    Canadian Natural Resources, Ltd...................................   297,269    8,100,580
   #Canadian Tire Corp. Class A.......................................   214,347   14,172,957
    Empire Co., Ltd. Class A..........................................    65,500    3,728,768
   #Encana Corp....................................................... 1,341,479   29,883,473
   #Enerplus Corp.....................................................   377,240    5,300,206
    Ensign Energy Services, Inc.......................................   452,198    6,659,984
    Fairfax Financial Holdings, Ltd...................................    54,622   20,561,206
   #Genworth MI Canada, Inc...........................................    84,524    1,431,139
    George Weston, Ltd................................................   139,152    8,221,325
   #Goldcorp, Inc..................................................... 1,677,120   60,539,207
   #Husky Energy, Inc.................................................   802,018   19,921,492
    IAMGOLD Corp. (2446646)...........................................   231,424    2,584,583
    IAMGOLD Corp. (450913108).........................................   573,940    6,393,692
    Industrial Alliance Insurance & Financial Services, Inc...........   168,485    3,754,938
    Inmet Mining Corp.................................................   154,478    6,144,615
    Intact Financial Corp.............................................     2,375      152,752
   *Katanga Mining, Ltd...............................................   181,994       90,738
    Kinross Gold Corp................................................. 2,678,826   22,384,765
   #Loblaw Cos., Ltd..................................................   224,875    7,303,364
   *Lundin Mining Corp................................................ 1,008,210    4,312,929
    Magna International, Inc..........................................   583,936   23,407,516
   #Manulife Financial Corp........................................... 4,587,163   49,263,345
   #Methanex Corp.....................................................    68,615    1,883,603
    Metro, Inc........................................................    15,517      861,067
   #Nexen, Inc........................................................ 1,739,936   44,207,578
   #Pan American Silver Corp. (2669272)...............................   131,923    1,974,537
   *Pan American Silver Corp. (697900108).............................   118,576    1,771,525
   #Pengrowth Energy Corp.............................................   668,552    4,259,907
   #Penn West Petroleum, Ltd.......................................... 1,011,032   13,791,612
   #PetroBakken Energy, Ltd. Class A..................................    62,100      770,948
   *Precision Drilling Corp...........................................   706,616    5,622,771
    Progress Energy Resources Corp....................................   394,565    8,954,778
    Progressive Waste Solutions, Ltd..................................   122,391    2,453,068
   *Quebecor, Inc. Class B............................................    72,000    2,535,813
  #*Research In Motion, Ltd. (760975102)..............................   354,800    2,536,820
  #*Research In Motion, Ltd. (2117265)................................   435,600    3,118,720
   *Sears Canada, Inc.................................................     2,159       22,497
   #Sun Life Financial, Inc........................................... 1,565,269   33,994,674
    Suncor Energy, Inc................................................ 3,653,586  111,700,600
    Talisman Energy, Inc.............................................. 2,251,645   27,841,051
    Teck Resources, Ltd. Class A......................................     4,115      121,868
   #Teck Resources, Ltd. Class B...................................... 1,483,730   41,618,712
   #Thomson Reuters Corp.............................................. 1,832,184   51,959,229
   #TransAlta Corp....................................................   602,148    9,396,835
    TransCanada Corp.................................................. 1,004,056   45,724,921
  #*Uranium One, Inc..................................................   632,800    1,444,994
    Viterra, Inc......................................................   861,686   13,799,349
    West Fraser Timber Co., Ltd.......................................    49,327    2,611,820
    Westjet Airlines, Ltd.............................................     1,000       16,024
   #Yamana Gold, Inc.................................................. 1,781,540   26,416,214
                                                                                 ------------
TOTAL CANADA..........................................................            856,342,647
                                                                                 ------------

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
DENMARK -- (1.3%)
    A.P. Moeller-Maersk A.S. Series A.................................       884 $ 5,812,096
    A.P. Moeller-Maersk A.S. Series B.................................     3,855  26,672,857
    Carlsberg A.S. Series B...........................................   315,903  25,534,139
   *Danske Bank A.S................................................... 1,707,998  25,319,207
   *FLSmidth & Co. A.S................................................    23,118   1,388,562
    H. Lundbeck A.S...................................................   135,698   2,686,835
    Rockwool International A.S. Series A..............................        62       5,415
    Rockwool International A.S. Series B..............................     1,631     143,113
    TDC A.S...........................................................   964,204   6,538,838
  #*Vestas Wind Systems A.S...........................................   295,308   1,408,305
                                                                                 -----------
TOTAL DENMARK.........................................................            95,509,367
                                                                                 -----------
FINLAND -- (0.6%)
  #*Kesko Oyj Series A................................................       662      17,421
    Kesko Oyj Series B................................................   138,917   3,587,245
   #Neste Oil Oyj.....................................................    69,191     729,972
   #Nokia Oyj......................................................... 3,809,609   9,144,308
    Sampo Oyj Series A................................................   191,011   5,058,750
    Stora Enso Oyj Series R........................................... 1,404,121   7,993,173
    Stora Enso Oyj Sponsored ADR......................................    91,500     517,890
    UPM-Kymmene Oyj................................................... 1,401,530  14,971,023
   #UPM-Kymmene Oyj Sponsored ADR.....................................    69,300     736,659
                                                                                 -----------
TOTAL FINLAND.........................................................            42,756,441
                                                                                 -----------
FRANCE -- (8.1%)
  #*Alcatel-Lucent SA.................................................   427,982     472,346
    Arkema SA.........................................................   165,944  12,214,877
    AXA SA............................................................ 4,058,877  49,314,401
   #AXA SA Sponsored ADR..............................................   140,900   1,710,526
    BNP Paribas SA.................................................... 1,495,618  55,247,931
    Bollore SA........................................................    22,288   4,963,121
    Bouygues SA.......................................................   305,569   7,695,825
    Cap Gemini SA.....................................................   324,351  11,835,468
    Casino Guichard Perrachon SA......................................   142,763  11,972,519
    Cie de Saint-Gobain SA............................................ 1,039,077  31,289,955
   *Cie Generale de Geophysique - Veritas SA..........................   304,853   8,725,917
  #*Cie Generale de Geophysique - Veritas SA Sponsored ADR............   141,089   4,043,611
    Cie Generale des Etablissements Michelin SA Series B..............   347,617  23,619,493
    Ciments Francais SA...............................................    26,702   1,474,763
   *CNP Assurances SA.................................................   345,274   3,637,386
  #*Credit Agricole SA................................................ 2,838,495  12,132,119
    Eiffage SA........................................................    31,691     837,813
    Electricite de France SA..........................................   498,285  10,322,551
   #Eramet SA.........................................................     5,005     530,948
    France Telecom SA................................................. 3,875,091  51,892,000
   #GDF Suez SA....................................................... 3,095,582  69,078,529
    Groupe Eurotunnel SA..............................................   791,479   5,622,694
    Lafarge SA........................................................   505,082  23,154,769
   #Lagardere SCA.....................................................   243,906   6,578,125
    Natixis SA........................................................ 2,034,211   5,069,626
  #*Peugeot SA........................................................   358,364   2,779,310
    PPR SA............................................................   130,282  19,479,553
    Renault SA........................................................   500,585  21,831,846
    Rexel SA..........................................................   254,866   4,259,265
    Sanofi SA.........................................................    16,328   1,332,167
    Sanofi SA ADR.....................................................   227,976   9,264,945
    SCOR SE...........................................................   198,036   4,692,844
  #*Societe Generale SA............................................... 1,558,512  34,304,596
    STMicroelectronics NV............................................. 1,542,301   8,274,442
    Thales SA.........................................................    27,549     861,468
    Vallourec SA......................................................    44,398   1,838,142

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CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
FRANCE -- (Continued)
    Vivendi SA........................................................ 3,686,124 $ 69,909,942
                                                                                 ------------
TOTAL FRANCE..........................................................            592,265,833
                                                                                 ------------
GERMANY -- (7.3%)
    Allianz SE........................................................   344,195   34,147,182
   #Allianz SE Sponsored ADR.......................................... 2,811,910   27,894,147
    Bayerische Motoren Werke AG.......................................   660,431   49,151,707
   *Celesio AG........................................................    92,470    1,682,166
   *Commerzbank AG.................................................... 6,626,325   10,268,735
    Daimler AG........................................................ 2,088,586  104,065,136
   #Deutsche Bank AG (5750355)........................................ 1,325,896   40,255,249
   #Deutsche Bank AG (D18190898)......................................   420,711   12,764,372
    Deutsche Lufthansa AG.............................................   464,311    5,836,386
    Deutsche Telekom AG............................................... 2,858,403   32,219,948
   #Deutsche Telekom AG Sponsored ADR................................. 3,099,741   34,872,086
    E.ON AG........................................................... 3,213,031   68,379,991
    Fraport AG........................................................    37,336    2,114,424
    Generali Deutschland Holding AG...................................     3,659      234,406
    Hannover Rueckversicherung AG.....................................    47,653    2,847,477
   #Heidelberger Zement AG............................................   243,824   11,297,776
    Merck KGaA........................................................    50,209    5,049,697
    Munchener Rueckversicherungs-Gesellschaft AG......................   395,244   56,003,199
   #RWE AG............................................................   355,536   13,958,449
    Salzgitter AG.....................................................    79,216    2,880,019
    SCA Hygiene Products SE...........................................     3,195    1,337,567
    Suedzucker AG.....................................................    38,093    1,312,447
    ThyssenKrupp AG...................................................   368,208    6,750,164
    Volkswagen AG.....................................................    62,518    9,937,953
                                                                                 ------------
TOTAL GERMANY.........................................................            535,260,683
                                                                                 ------------
GREECE -- (0.0%)
   *Coca-Cola Hellenic Bottling Co. S.A...............................     8,492      148,794
    Hellenic Petroleum S.A............................................   334,517    2,187,372
   *National Bank of Greece S.A.......................................   705,803    1,098,800
                                                                                 ------------
TOTAL GREECE..........................................................              3,434,966
                                                                                 ------------
HONG KONG -- (1.8%)
    Cathay Pacific Airways, Ltd....................................... 2,126,000    3,501,225
    Dah Sing Banking Group, Ltd.......................................    18,400       16,923
  #*Foxconn International Holdings, Ltd............................... 3,787,000    1,127,926
    Great Eagle Holdings, Ltd.........................................   860,324    2,168,573
    Hang Lung Group, Ltd..............................................   160,000    1,062,623
   #Henderson Land Development Co., Ltd............................... 3,342,177   19,368,975
    Hong Kong & Shanghai Hotels, Ltd.................................. 2,046,142    2,591,641
    Hopewell Holdings, Ltd............................................ 1,244,169    3,599,971
    Hutchison Whampoa, Ltd............................................ 5,618,000   50,323,846
    Hysan Development Co., Ltd........................................   773,362    3,251,467
    Kowloon Development Co., Ltd......................................   313,000      304,726
    New World Development Co., Ltd.................................... 8,542,100   10,850,900
    Orient Overseas International, Ltd................................   488,000    2,754,612
    Shun Tak Holdings, Ltd............................................ 2,230,000      772,780
   #Wharf Holdings, Ltd............................................... 2,944,990   16,883,574
   #Wheelock & Co., Ltd............................................... 3,482,000   13,564,384
                                                                                 ------------
TOTAL HONG KONG.......................................................            132,144,146
                                                                                 ------------
IRELAND -- (0.2%)
    CRH P.L.C.........................................................   590,083   10,803,724
   #CRH P.L.C. Sponsored ADR..........................................   259,888    4,750,753
   *Governor & Co. of the Bank of Ireland P.L.C. (The)................   157,165       19,471
                                                                                 ------------
TOTAL IRELAND.........................................................             15,573,948
                                                                                 ------------

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CONTINUED


                                                                           SHARES     VALUE++
                                                                           ------     -------
ISRAEL -- (0.6%)
    Bank Hapoalim B.M.................................................  2,961,906 $ 8,582,687
   *Bank Leumi Le-Israel B.M..........................................  2,937,459   6,622,733
    Bezeq Israeli Telecommunication Corp., Ltd........................  2,928,603   2,946,318
    Elbit Systems, Ltd................................................     57,084   1,845,785
    Israel Chemicals, Ltd.............................................    904,178  10,703,911
   *Israel Discount Bank, Ltd. Series A...............................  1,954,545   1,822,896
   *Mellanox Technologies, Ltd........................................     23,772   2,548,482
   *NICE Systems, Ltd.................................................     11,443     412,686
   *NICE Systems, Ltd. Sponsored ADR..................................    160,983   5,795,388
   *Oil Refineries, Ltd...............................................    613,622     282,118
   *Partner Communications Co., Ltd...................................     25,170      82,927
    Paz Oil Co., Ltd..................................................        321      33,519
   *Strauss Group, Ltd................................................     17,492     156,398
                                                                                  -----------
TOTAL ISRAEL..........................................................             41,835,848
                                                                                  -----------
ITALY -- (1.2%)
  #*Banca Monte Dei Paschi di Siena SpA............................... 11,927,018   2,635,501
  #*Banco Popolare Scarl..............................................  2,933,385   3,415,999
   *Fiat SpA..........................................................  1,512,718   7,412,949
  #*Finmeccanica SpA..................................................  1,096,376   4,005,951
    Intesa Sanpaolo SpA............................................... 18,250,842  23,070,309
   #Mediaset SpA......................................................    712,461   1,241,819
    Parmalat SpA......................................................    602,705   1,136,449
    Telecom Italia SpA................................................  5,476,933   4,458,377
   #Telecom Italia SpA Sponsored ADR..................................  1,874,500  15,220,940
   *UniCredit SpA.....................................................  5,703,681  19,324,965
    Unione di Banche Italiane ScpA....................................  1,552,315   4,495,765
                                                                                  -----------
TOTAL ITALY...........................................................             86,419,024
                                                                                  -----------
JAPAN -- (18.1%)
    77 Bank, Ltd. (The)...............................................    737,372   2,775,355
   #Aeon Co., Ltd.....................................................  1,886,800  22,718,324
    Aisin Seiki Co., Ltd..............................................     66,100   2,009,271
    Ajinomoto Co., Inc................................................  1,121,000  15,878,738
    Alfresa Holdings Corp.............................................     85,700   4,555,588
    Amada Co., Ltd....................................................    821,000   4,317,316
    Aoyama Trading Co., Ltd...........................................      1,000      19,534
    Aozora Bank, Ltd..................................................    991,000   2,270,538
    Asahi Glass Co., Ltd..............................................  1,871,000  10,984,471
    Asahi Kasei Corp..................................................  2,342,000  12,412,921
    Asatsu-DK, Inc....................................................     32,500     928,776
    Autobacs Seven Co., Ltd...........................................     71,600   3,524,097
    Awa Bank, Ltd. (The)..............................................     65,600     402,817
    Bank of Kyoto, Ltd. (The).........................................    731,400   5,349,237
    Bank of Yokohama, Ltd. (The)......................................  1,279,000   5,792,645
    Canon Marketing Japan, Inc........................................    124,900   1,681,715
   #Casio Computer Co., Ltd...........................................    249,300   1,638,638
    Chiba Bank, Ltd. (The)............................................    980,000   5,708,801
    Chugoku Bank, Ltd. (The)..........................................    403,800   5,141,795
    Chuo Mitsui Trust Holdings, Inc...................................  5,755,629  16,439,404
    Citizen Holdings Co., Ltd.........................................    511,000   2,823,211
    Coca-Cola West Co., Ltd...........................................    109,007   1,865,527
    COMSYS Holdings Corp..............................................    151,700   1,890,762
    Cosmo Oil Co., Ltd................................................  1,212,364   2,643,922
    Credit Saison Co., Ltd............................................     85,800   1,945,561
    Dai Nippon Printing Co., Ltd......................................  1,815,000  13,795,024
    Daicel Corp.......................................................    515,000   3,082,324
    Daido Steel Co., Ltd..............................................    324,000   1,827,953
   #Dainippon Sumitomo Pharma Co., Ltd................................    313,600   3,463,447
    Daiwa Securities Group, Inc.......................................  3,272,000  12,194,884
    Denki Kagaku Kogyo K.K............................................    227,000     747,459

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CONTINUED


                                                                           SHARES     VALUE++
                                                                           ------     -------
JAPAN -- (Continued)
   *Ebara Corp........................................................    239,000 $   897,980
    Fuji Heavy Industries, Ltd........................................  1,149,000   8,516,950
    Fuji Media Holdings, Inc..........................................      1,128   1,919,084
    FUJIFILM Holdings Corp............................................  1,327,000  23,700,509
  #*Fujitsu, Ltd......................................................    361,000   1,416,223
    Fukuoka Financial Group, Inc......................................  1,800,000   6,564,041
    Fukuyama Transporting Co., Ltd....................................     71,000     397,154
    Glory, Ltd........................................................    119,600   2,474,813
    Gunma Bank, Ltd. (The)............................................    921,397   4,479,578
    H2O Retailing Corp................................................    198,000   2,033,647
    Hachijuni Bank, Ltd. (The)........................................    993,231   5,270,036
    Hakuhodo DY Holdings, Inc.........................................     39,920   2,628,835
   #Hankyu Hanshin Holdings, Inc......................................    582,000   3,117,013
    Higo Bank, Ltd. (The).............................................    282,000   1,485,149
    Hiroshima Bank, Ltd. (The)........................................    300,000     988,046
    Hitachi Capital Corp..............................................    105,100   1,906,881
    Hitachi High-Technologies Corp....................................    139,900   3,482,090
    Hitachi Transport System, Ltd.....................................     94,400   1,731,549
    Hokuhoku Financial Group, Inc.....................................  2,620,000   3,799,311
    House Foods Corp..................................................    148,300   2,473,069
   *Ibiden Co., Ltd...................................................    174,900   2,834,744
    Idemitsu Kosan Co., Ltd...........................................     51,124   4,282,342
    Inpex Corp........................................................      4,068  22,603,281
    Isetan Mitsukoshi Holdings, Ltd...................................    884,200   9,308,677
    ITOCHU Corp.......................................................    183,800   1,902,661
    Iyo Bank, Ltd. (The)..............................................    551,000   4,243,868
    J. Front Retailing Co., Ltd.......................................  1,136,000   5,628,644
   #JFE Holdings, Inc.................................................    854,800  11,204,980
    Joyo Bank, Ltd. (The).............................................  1,503,000   6,697,283
    JTEKT Corp........................................................    463,200   4,066,301
    JX Holdings, Inc..................................................  5,553,333  26,693,947
    Kagoshima Bank, Ltd. (The)........................................    358,143   2,153,314
    Kajima Corp.......................................................  1,544,000   4,415,990
    Kamigumi Co., Ltd.................................................    519,000   4,162,085
    Kaneka Corp.......................................................    653,542   3,361,217
  #*Kawasaki Kisen Kaisha, Ltd........................................  1,166,087   1,765,937
    Keiyo Bank, Ltd. (The)............................................    418,000   1,873,598
    Kewpie Corp.......................................................    113,400   1,676,354
    Kinden Corp.......................................................    285,000   1,916,399
    Kirin Holdings Co., Ltd...........................................    247,000   2,801,721
    Kobe Steel, Ltd...................................................  3,785,000   3,538,414
    Konica Minolta Holdings, Inc......................................    721,000   5,083,915
    Kyocera Corp......................................................    306,200  24,227,225
    Kyocera Corp. Sponsored ADR.......................................     13,600   1,085,552
    Kyowa Hakko Kirin Co., Ltd........................................    584,000   6,495,634
    LIXIL Group Corp..................................................    419,700   8,771,445
    Mabuchi Motor Co., Ltd............................................     36,100   1,399,970
    Marui Group Co., Ltd..............................................    542,642   3,966,139
    Maruichi Steel Tube, Ltd..........................................    104,400   2,027,722
   *Mazda Motor Corp..................................................  3,005,000   3,603,955
   #Medipal Holdings Corp.............................................    339,800   4,887,938
    Meiji Holdings Co., Ltd...........................................    144,395   6,593,522
    Mitsubishi Chemical Holdings Corp.................................  3,885,000  16,394,868
    Mitsubishi Corp...................................................  2,606,900  51,587,140
    Mitsubishi Gas Chemical Co., Inc..................................    948,000   5,436,032
    Mitsubishi Heavy Industries, Ltd..................................  9,007,000  36,367,971
    Mitsubishi Logistics Corp.........................................    236,000   2,492,155
    Mitsubishi Materials Corp.........................................  2,533,000   6,981,930
   #Mitsubishi Tanabe Pharma Corp.....................................    420,600   6,419,187
    Mitsubishi UFJ Financial Group, Inc............................... 18,106,506  87,799,150
   #Mitsubishi UFJ Financial Group, Inc. ADR..........................  4,781,372  23,237,468

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                          SHARES     VALUE++
                                                                          ------     -------
JAPAN -- (Continued)
    Mitsui & Co., Ltd................................................. 2,988,600 $44,131,645
    Mitsui & Co., Ltd. Sponsored ADR..................................    11,723   3,446,562
    Mitsui Chemicals, Inc............................................. 1,861,800   4,172,660
   *Mitsui Mining & Smelting Co., Ltd.................................    69,030     142,245
   #Mitsui O.S.K. Lines, Ltd..........................................   983,000   2,966,646
    Mizuho Financial Group, Inc.......................................   293,760     483,809
   #Mizuho Financial Group, Inc. ADR..................................   349,173   1,183,696
    MS&AD Insurance Group Holdings, Inc...............................   715,053  11,564,198
    Nagase & Co., Ltd.................................................   235,889   2,716,141
    Nanto Bank, Ltd. (The)............................................   319,000   1,348,020
  #*NEC Corp.......................................................... 5,425,101   7,227,145
    Nippon Electric Glass Co., Ltd....................................   554,000   2,916,458
    Nippon Express Co., Ltd........................................... 1,952,238   7,949,301
    Nippon Meat Packers, Inc..........................................   429,536   5,612,757
   #Nippon Paper Group, Inc...........................................   231,700   2,930,433
    Nippon Shokubai Co., Ltd..........................................   234,000   2,846,760
    Nippon Steel Corp................................................. 9,469,000  18,894,490
    Nippon Television Network Corp....................................    12,380   1,895,123
   #Nippon Yusen K.K.................................................. 3,032,000   6,709,124
    Nishi-Nippon Bank, Ltd............................................ 1,412,569   3,087,814
   #Nissan Shatai Co., Ltd............................................   216,000   2,364,912
    Nisshin Seifun Group, Inc.........................................   394,500   4,697,684
    Nisshin Steel Co., Ltd............................................ 1,431,000   1,574,550
    Nisshinbo Holdings, Inc...........................................   305,000   1,996,538
    NKSJ Holdings, Inc................................................    79,550   1,516,340
    NOK Corp..........................................................    82,320   1,574,143
    Nomura Holdings, Inc.............................................. 6,738,200  23,594,441
    Nomura Real Estate Holdings, Inc..................................   103,700   1,915,063
   *NTN Corp..........................................................   651,000   1,746,061
    Obayashi Corp..................................................... 1,650,682   7,493,391
    OJI Paper Co., Ltd................................................ 1,997,000   6,650,580
    Onward Holdings Co., Ltd..........................................   278,000   2,078,460
    Panasonic Corp.................................................... 3,790,117  26,232,741
    Panasonic Corp. Sponsored ADR.....................................   302,421   2,092,753
  #*Renesas Electronics Corp..........................................   121,800     405,429
    Rengo Co., Ltd....................................................   428,000   2,354,820
   #Ricoh Co., Ltd.................................................... 1,666,000  11,390,228
    Rohm Co., Ltd.....................................................   230,500   8,272,996
    Sankyo Co., Ltd...................................................    74,800   3,707,513
    SBI Holdings, Inc.................................................    45,820   3,093,868
   #Seiko Epson Corp..................................................   296,800   2,362,171
    Seino Holdings Co., Ltd...........................................   295,000   1,989,277
    Sekisui Chemical Co., Ltd.........................................   736,000   6,253,019
    Sekisui House, Ltd................................................ 1,354,000  12,938,562
    Seven & I Holdings Co., Ltd.......................................   426,400  13,494,973
   #Sharp Corp........................................................ 2,998,000  10,255,894
    Shiga Bank, Ltd...................................................   451,185   2,470,168
    Shimizu Corp...................................................... 1,371,000   4,270,079
    Shinsei Bank, Ltd................................................. 2,164,000   2,437,980
    Shizuoka Bank, Ltd................................................   827,000   8,322,936
   #Showa Denko K.K................................................... 1,456,000   2,623,215
   #Showa Shell Sekiyu K.K............................................   224,000   1,215,366
    SKY Perfect JSAT Holdings, Inc....................................     3,029   1,261,927
    Sohgo Security Services Co., Ltd..................................    82,600   1,119,170
    Sojitz Corp....................................................... 2,593,100   4,020,107
    Sony Corp.........................................................   768,200   9,341,240
   #Sony Corp. Sponsored ADR.......................................... 1,801,665  21,890,230
    Sumitomo Bakelite Co., Ltd........................................   347,000   1,435,062
   #Sumitomo Chemical Co., Ltd........................................ 2,006,000   5,557,345
    Sumitomo Corp..................................................... 3,241,900  45,416,071
    Sumitomo Electric Industries, Ltd................................. 2,606,700  30,653,392

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                          SHARES        VALUE++
                                                                          ------        -------
JAPAN -- (Continued)
    Sumitomo Forestry Co., Ltd........................................   161,400 $    1,390,871
    Sumitomo Heavy Industries, Ltd....................................   297,000      1,190,122
    Sumitomo Metal Industries, Ltd.................................... 4,604,000      6,748,625
   *Sumitomo Metal Mining Co., Ltd....................................   411,000      4,389,878
    Sumitomo Mitsui Financial Group, Inc.............................. 1,025,500     32,294,338
    Suzuken Co., Ltd..................................................   150,000      5,376,301
    Suzuki Motor Corp.................................................   519,200      9,486,517
    Taisei Corp....................................................... 2,160,703      5,940,001
    Taisho Pharmaceutical Holdings Co., Ltd...........................    61,099      4,875,136
   #Takashimaya Co., Ltd..............................................   615,634      4,486,405
   #TDK Corp..........................................................   173,300      6,573,037
    Teijin, Ltd....................................................... 1,535,450      4,490,866
    Tokai Rika Co., Ltd...............................................    95,400      1,474,067
    Tokyo Broadcasting System, Inc....................................    85,300        980,827
   *Tokyo Tatemono Co., Ltd...........................................   442,000      1,628,369
    Toppan Printing Co., Ltd.......................................... 1,312,000      8,128,162
    Tosoh Corp........................................................ 1,044,000      2,564,670
    Toyo Seikan Kaisha, Ltd...........................................   346,349      4,067,273
    Toyobo Co., Ltd...................................................   664,000        837,107
    Toyoda Gosei Co., Ltd.............................................    13,800        282,128
    Toyota Motor Corp.................................................   380,879     14,563,601
   #Toyota Motor Corp. Sponsored ADR..................................   656,661     50,241,133
    Toyota Tsusho Corp................................................   482,400      8,919,558
   #UNY Co., Ltd......................................................   393,050      3,537,641
    Wacoal Corp.......................................................   179,000      2,135,147
   *Yamada Denki Co., Ltd.............................................    80,680      4,181,351
    Yamaguchi Financial Group, Inc....................................   492,148      4,147,020
    Yamaha Corp.......................................................   327,300      3,147,012
    Yamato Holdings Co., Ltd..........................................   148,100      2,424,638
   #Yamato Kogyo Co., Ltd.............................................    82,600      2,328,762
   #Yamazaki Baking Co., Ltd..........................................   128,000      1,784,284
    Yokohama Rubber Co., Ltd..........................................   294,000      2,032,979
                                                                                 --------------
TOTAL JAPAN...........................................................            1,325,056,236
                                                                                 --------------
MALAYSIA -- (0.0%)
   *Rekapacific Berhad................................................   691,000             --
                                                                                 --------------
NETHERLANDS -- (2.6%)
    Aegon NV.......................................................... 3,831,576     17,393,039
    Akzo Nobel NV.....................................................   444,472     23,990,153
    ArcelorMittal NV.................................................. 2,446,831     38,953,369
   *ING Groep NV...................................................... 4,933,987     32,457,828
  #*ING Groep NV Sponsored ADR........................................ 1,273,519      8,379,755
    Koninklijke Ahold NV..............................................   111,852      1,361,500
    Koninklijke DSM NV................................................   452,418     22,269,196
    Koninklijke Philips Electronics NV................................ 2,042,653     44,922,689
    Philips Electronics NV ADR........................................   144,736      3,185,639
                                                                                 --------------
TOTAL NETHERLANDS.....................................................              192,913,168
                                                                                 --------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd...............................   141,488        284,668
    Contact Energy, Ltd............................................... 1,261,859      5,105,598
    Fletcher Building, Ltd............................................     6,732         33,188
                                                                                 --------------
TOTAL NEW ZEALAND.....................................................                5,423,454
                                                                                 --------------
NORWAY -- (1.1%)
    Aker ASA Series A.................................................    72,828      2,035,435
   *Archer, Ltd.......................................................    53,502         93,892
    Cermaq ASA........................................................    27,247        322,628
    DNB ASA........................................................... 1,511,636     15,870,450
  #*Marine Harvest ASA................................................ 7,530,562      5,016,967

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                           SHARES      VALUE++
                                                                           ------      -------
NORWAY -- (Continued)
    Norsk Hydro ASA...................................................  3,357,025 $ 13,634,294
    Norsk Hydro ASA Sponsored ADR.....................................     59,900      240,798
    Orkla ASA.........................................................  2,797,062   19,964,836
    Petroleum Geo-Services ASA........................................    400,136    5,855,282
    Stolt-Nielsen, Ltd................................................      8,425      148,365
   *Storebrand ASA....................................................  1,082,306    4,115,120
    Subsea 7 SA.......................................................    590,207   12,335,844
    Wilh Wilhelmsen Holding ASA.......................................        212        5,289
    Yara International ASA............................................     25,801    1,218,333
                                                                                  ------------
TOTAL NORWAY..........................................................              80,857,533
                                                                                  ------------
PORTUGAL -- (0.1%)
  #*Banco Espirito Santo SA...........................................  2,631,973    1,618,164
   *Cimpor Cimentos de Portugal SA....................................    154,035      689,476
  #*EDP Renovaveis SA.................................................    509,426    1,570,135
    Portugal Telecom SA...............................................    525,319    2,228,217
                                                                                  ------------
TOTAL PORTUGAL........................................................               6,105,992
                                                                                  ------------
SINGAPORE -- (1.2%)
    CapitaLand, Ltd...................................................  5,036,000   12,068,801
    CapitaMalls Asia, Ltd.............................................  1,863,000    2,429,245
    DBS Group Holdings, Ltd...........................................  1,546,831   18,248,621
    Fraser & Neave, Ltd...............................................  1,112,450    7,300,290
    Golden Agri-Resources, Ltd........................................ 13,990,000    8,284,856
   *Indofood Agri Resources, Ltd......................................    198,000      220,049
    Keppel Land, Ltd..................................................    781,000    2,145,204
  #*Neptune Orient Lines, Ltd.........................................  1,228,004    1,128,253
   *Noble Group, Ltd..................................................  2,997,000    2,570,910
   #Overseas Union Enterprise, Ltd....................................    405,000      826,731
    Singapore Airlines, Ltd...........................................  1,585,600   13,461,042
    Singapore Land, Ltd...............................................    532,000    2,529,874
    United Industrial Corp., Ltd......................................  2,152,000    4,573,886
    UOL Group, Ltd....................................................  1,376,600    5,713,193
    Venture Corp., Ltd................................................    307,000    1,836,126
    Wheelock Properties, Ltd..........................................    870,000    1,266,287
                                                                                  ------------
TOTAL SINGAPORE.......................................................              84,603,368
                                                                                  ------------
SPAIN -- (1.6%)
   #Acciona SA........................................................    114,419    4,977,745
    Banco Bilbao Vizcaya Argentaria SA................................    657,948    4,289,300
   #Banco de Sabadell SA..............................................  5,471,762   10,419,707
   #Banco Espanol de Credito SA.......................................    400,117    1,049,024
   #Banco Popular Espanol SA..........................................  4,288,643    8,047,340
    Banco Santander SA................................................  8,130,737   49,230,744
   #Banco Santander SA Sponsored ADR..................................  1,384,686    8,252,729
   #CaixaBank SA......................................................  2,780,883    9,084,077
    Fomento de Construcciones y Contratas SA..........................     41,871      425,551
    Gas Natural SDG SA................................................    928,566   11,433,399
    Iberdrola SA......................................................  1,285,750    4,657,034
   #Repsol SA.........................................................    505,218    8,051,780
                                                                                  ------------
TOTAL SPAIN...........................................................             119,918,430
                                                                                  ------------
SWEDEN -- (3.1%)
    Boliden AB........................................................    612,180    9,281,501
    Holmen AB Series A................................................      6,300      167,311
    Meda AB Series A..................................................    243,357    2,298,101
    Nordea Bank AB....................................................  5,366,449   49,971,785
    Skandinaviska Enskilda Banken AB Series A.........................  3,481,813   25,522,419
    Skandinaviska Enskilda Banken AB Series C.........................     16,918      115,791
   #SSAB AB Series A..................................................    507,586    4,157,544

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                           SHARES      VALUE++
                                                                           ------      -------
SWEDEN -- (Continued)
    SSAB AB Series B..................................................    233,785 $  1,680,023
    Svenska Cellulosa AB Series A.....................................     66,476    1,127,044
    Svenska Cellulosa AB Series B.....................................  1,586,671   26,944,376
    Swedbank AB Series A..............................................  1,100,273   19,123,924
    Tele2 AB Series B.................................................    239,632    3,960,526
    Telefonaktiebolaget LM Ericsson AB Series A.......................     27,246      252,591
   #Telefonaktiebolaget LM Ericsson AB Series B.......................  4,565,475   42,394,228
   #Telefonaktiebolaget LM Ericsson AB Sponsored ADR..................    952,162    8,807,498
    TeliaSonera AB....................................................  3,768,582   24,906,836
    Volvo AB Series A.................................................    295,746    3,654,310
                                                                                  ------------
TOTAL SWEDEN..........................................................             224,365,808
                                                                                  ------------
SWITZERLAND -- (5.2%)
   *ABB, Ltd..........................................................  1,249,569   21,725,560
    Adecco SA.........................................................    358,259   15,704,782
   #Alpiq Holding AG..................................................      1,593      215,293
    Aryzta AG.........................................................    163,797    8,130,564
    Baloise Holding AG................................................    200,163   13,207,604
    Banque Cantonale Vaudoise AG......................................        732      373,257
   #Clariant AG.......................................................    429,492    4,532,838
    Credit Suisse Group AG............................................  1,314,363   22,377,204
   #Credit Suisse Group AG Sponsored ADR..............................    838,229   14,300,187
    Givaudan SA.......................................................     14,257   13,855,814
    Holcim, Ltd.......................................................    887,877   52,250,023
    Lonza Group AG....................................................     17,654      796,266
    Novartis AG.......................................................     16,632      976,615
    Novartis AG ADR...................................................    506,359   29,682,765
    PSP Swiss Property AG.............................................     77,670    6,973,247
    St. Galler Kantonalbank AG........................................      3,800    1,305,219
    Sulzer AG.........................................................     44,989    5,802,432
    Swiss Life Holding AG.............................................    123,557   11,787,390
    Swiss Re, Ltd.....................................................  1,108,107   69,365,917
   #UBS AG............................................................  3,833,535   40,328,867
    Zurich Insurance Group AG.........................................    225,125   49,964,797
                                                                                  ------------
TOTAL SWITZERLAND.....................................................             383,656,641
                                                                                  ------------
UNITED KINGDOM -- (20.2%)
    Anglo American P.L.C..............................................    927,413   27,483,328
    Associated British Foods P.L.C....................................    544,326   10,690,448
    Aviva P.L.C.......................................................  8,175,916   37,438,858
    Barclays P.L.C.................................................... 11,591,752   30,189,430
   #Barclays P.L.C. Sponsored ADR.....................................  4,327,157   45,262,062
    BP P.L.C..........................................................  1,395,752    9,267,642
    BP P.L.C. Sponsored ADR...........................................  5,264,260  210,043,974
    Carnival P.L.C....................................................    658,867   22,099,792
   #Carnival P.L.C. ADR...............................................    241,674    8,098,496
    Eurasian Natural Resources Corp. P.L.C............................    404,841    2,480,829
    Evraz P.L.C.......................................................    525,138    1,947,756
    HSBC Holdings P.L.C...............................................    724,498    6,067,292
   #HSBC Holdings P.L.C. Sponsored ADR................................  1,201,217   50,210,871
   *International Consolidated Airlines Group SA......................  3,847,175    9,620,892
    Investec P.L.C....................................................  1,195,168    7,042,062
    John Wood Group P.L.C.............................................    128,173    1,558,716
    Kazakhmys P.L.C...................................................    690,345    7,584,949
    Kingfisher P.L.C.................................................. 10,285,817   42,898,806
    Legal & General Group P.L.C.......................................  2,748,999    5,471,954
   *Lloyds Banking Group P.L.C........................................ 76,981,994   36,512,220
   *Lloyds Banking Group P.L.C. Sponsored ADR.........................  2,857,128    5,399,972
    Mondi P.L.C.......................................................  1,450,865   12,343,284
    Old Mutual P.L.C.................................................. 13,164,620   32,405,753
   #Pearson P.L.C. Sponsored ADR......................................  1,698,741   31,902,356

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                            SHARES        VALUE++
                                                                            ------        -------
UNITED KINGDOM -- (Continued)
    Resolution, Ltd...................................................   3,311,092 $   10,661,417
    Rexam P.L.C.......................................................   4,099,811     27,864,806
   *Royal Bank of Scotland Group P.L.C................................   3,500,216     11,732,126
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.................     377,000      2,559,830
   #Royal Dutch Shell P.L.C. ADR......................................   3,323,210    234,485,698
    Royal Dutch Shell P.L.C. Series A.................................       6,558        222,859
    Royal Dutch Shell P.L.C. Series B.................................     255,146      8,975,403
    RSA Insurance Group P.L.C.........................................   5,217,096      8,878,605
    Sainsbury (J.) P.L.C..............................................   5,529,939     27,967,226
    Travis Perkins P.L.C..............................................      38,182        601,756
   *Vedanta Resources P.L.C...........................................     189,404      2,880,933
  #*Veripos, Inc......................................................      54,011        103,945
    Vodafone Group P.L.C..............................................  34,976,333    100,099,366
    Vodafone Group P.L.C. Sponsored ADR...............................   8,116,661    233,354,004
    William Morrison Supermarkets P.L.C...............................   8,127,143     35,285,618
    Wolseley P.L.C....................................................     661,348     23,786,242
    WPP P.L.C.........................................................   2,321,912     29,358,597
   #WPP P.L.C. Sponsored ADR..........................................      38,003      2,415,851
    Xstrata P.L.C.....................................................   5,211,952     68,874,523
                                                                                   --------------
TOTAL UNITED KINGDOM..................................................              1,484,130,547
                                                                                   --------------
TOTAL COMMON STOCKS...................................................              6,731,763,665
                                                                                   --------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
    Porsche Automobil Holding SE......................................     334,085     17,190,828
                                                                                   --------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
  #*Banco Santander SA Rights 07/27/12................................   6,411,924      1,175,501
                                                                                   --------------
SWITZERLAND -- (0.0%)
   *Credit Suisse Group AG Rights 07/27/12............................   1,063,575         10,894
                                                                                   --------------
TOTAL RIGHTS/WARRANTS.................................................                  1,186,395
                                                                                   --------------

                                                                         SHARES/
                                                                          FACE
                                                                         AMOUNT
                                                                          (000)            VALUE+
                                                                          -----            ------
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@DFA Short Term Investment Fund.................................... 583,000,000    583,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%,
     08/01/12 (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%,
     07/01/42, valued at $810,392) to be repurchased at $794,506......        $795        794,502
                                                                                   --------------
TOTAL SECURITIES LENDING COLLATERAL...................................                583,794,502
                                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,529,248,808)^^............................................             $7,333,935,390
                                                                                   ==============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ----------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                  -------------- -------------- ------- --------------
Common Stocks
  Australia...................... $    3,617,131 $  342,792,699   --    $  346,409,830
  Austria........................             --     17,007,695   --        17,007,695
  Belgium........................      1,896,465     57,875,595   --        59,772,060
  Canada.........................    856,342,647             --   --       856,342,647
  Denmark........................             --     95,509,367   --        95,509,367
  Finland........................      1,254,549     41,501,892   --        42,756,441
  France.........................     15,019,082    577,246,751   --       592,265,833
  Germany........................     75,530,605    459,730,078   --       535,260,683
  Greece.........................             --      3,434,966   --         3,434,966
  Hong Kong......................             --    132,144,146   --       132,144,146
  Ireland........................      4,750,753     10,823,195   --        15,573,948
  Israel.........................      5,795,388     36,040,460   --        41,835,848
  Italy..........................     15,220,940     71,198,084   --        86,419,024
  Japan..........................    103,177,394  1,221,878,842   --     1,325,056,236
  Malaysia.......................             --             --   --                --
  Netherlands....................     11,565,394    181,347,774   --       192,913,168
  New Zealand....................             --      5,423,454   --         5,423,454
  Norway.........................        240,798     80,616,735   --        80,857,533
  Portugal.......................             --      6,105,992   --         6,105,992
  Singapore......................             --     84,603,368   --        84,603,368
  Spain..........................      8,252,729    111,665,701   --       119,918,430
  Sweden.........................      8,807,498    215,558,310   --       224,365,808
  Switzerland....................     43,982,952    339,673,689   --       383,656,641
  United Kingdom.................    823,733,114    660,397,433   --     1,484,130,547
Preferred Stocks
  Germany........................             --     17,190,828   --        17,190,828
Rights/Warrants
  Spain..........................             --      1,175,501   --         1,175,501
  Switzerland....................             --         10,894   --            10,894
Securities Lending Collateral....             --    583,794,502   --       583,794,502
                                  -------------- --------------   --    --------------
TOTAL............................ $1,979,187,439 $5,354,747,951   --    $7,333,935,390
                                  ============== ==============   ==    ==============

              See accompanying Notes to Schedule of Investments.

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                        SHARES    VALUE++
                                                                        ------    -------
COMMON STOCKS -- (89.3%)
Consumer Discretionary -- (20.1%)
    Accordia Golf Co., Ltd............................................   4,822 $3,157,768
    Aeon Fantasy Co., Ltd.............................................  57,832    861,790
    Ahresty Corp......................................................  58,000    391,410
    Aigan Co., Ltd....................................................  96,200    395,916
   *Aisan Industry Co., Ltd........................................... 168,600  1,363,246
   #Akebono Brake Industry Co., Ltd................................... 388,800  1,697,814
   #Alpen Co., Ltd....................................................  80,000  1,507,150
    Alpha Corp........................................................  30,400    323,147
    Alpine Electronics, Inc........................................... 217,400  2,281,966
    Amiyaki Tei Co., Ltd..............................................     235    569,773
    Amuse, Inc........................................................  30,399    426,485
  #*Anrakutei Co., Ltd................................................  50,000    263,612
    AOI Pro, Inc......................................................  39,000    260,966
    AOKI Holdings, Inc................................................  97,100  2,158,594
    Aoyama Trading Co., Ltd........................................... 275,800  5,387,457
   *Arata Corp........................................................  40,000    203,570
    Arc Land Sakamoto Co., Ltd........................................  56,500    849,423
    Arnest One Corp................................................... 204,300  2,793,804
   #Asahi Co., Ltd....................................................  64,100  1,055,669
    Asatsu-DK, Inc.................................................... 133,100  3,803,693
   *Ashimori Industry Co., Ltd........................................ 319,000    414,044
    ASKUL Corp........................................................  86,600  1,070,102
    Asti Corp.........................................................  46,000    117,776
   #Atom Corp......................................................... 187,600    869,434
    Atsugi Co., Ltd................................................... 773,000    917,285
    Autobacs Seven Co., Ltd...........................................  74,100  3,647,145
    Avex Group Holdings, Inc.......................................... 152,900  2,315,659
    Belluna Co., Ltd..................................................  31,650    252,719
    Best Bridal, Inc..................................................      81     86,235
  #*Best Denki Co., Ltd............................................... 304,500    583,661
  #*Bic Camera, Inc...................................................   3,095  1,647,506
    Bookoff Corp......................................................  41,100    355,910
    Calsonic Kansei Corp.............................................. 717,000  3,493,781
    Can Do Co., Ltd...................................................     515    644,160
  #*Carchs Holdings Co., Ltd.......................................... 707,200    269,749
    Central Sports Co., Ltd...........................................   5,800     82,706
    Chiyoda Co., Ltd.................................................. 121,500  2,919,016
    Chofu Seisakusho Co., Ltd.........................................  88,800  1,962,046
    Chori Co., Ltd.................................................... 671,000    843,759
    Chuo Spring Co., Ltd.............................................. 202,000    705,123
  #*Clarion Co., Ltd.................................................. 591,000  1,100,037
    Cleanup Corp...................................................... 131,900    821,256
   #Colowide Co., Ltd................................................. 242,950  1,969,552
    Corona Corp.......................................................  76,200    967,633
   #Cross Plus, Inc...................................................  22,000    215,846
   #Daido Metal Co., Ltd.............................................. 144,000  1,346,423
    Daidoh, Ltd....................................................... 113,600    774,275
  #*Daiei, Inc. (The)................................................. 511,300  1,178,649
   *Daiichikosho Co., Ltd.............................................  33,800    692,156
    Daikoku Denki Co., Ltd............................................  38,000    698,243
    Daimaruenawin Co., Ltd............................................     400      3,100
    Dainichi Co., Ltd.................................................  54,900    444,972
    Daisyo Corp.......................................................  54,300    724,430
   #DCM Holdings Co., Ltd............................................. 402,300  2,790,775
    Descente, Ltd..................................................... 231,000  1,442,636
  #*Doshisha Co., Ltd.................................................  54,800  1,585,721
    Doutor Nichires Holdings Co., Ltd................................. 143,886  1,798,069
    Dunlop Sports Co., Ltd............................................  41,100    492,058

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
Consumer Discretionary -- (Continued)
    Dynic Corp........................................................   128,000 $  247,191
    Eagle Industry Co., Ltd...........................................   119,000    927,353
   #Edion Corp........................................................   361,500  1,741,645
    Exedy Corp........................................................   141,000  2,810,902
   *F&A Aqua Holdings, Inc............................................    68,220    717,530
   #FCC Co., Ltd......................................................   149,900  2,313,071
   *Fields Corp.......................................................       174    283,424
    Fine Sinter Co., Ltd..............................................    49,000    173,809
   *First Juken Co., Ltd..............................................     4,100     36,229
    Foster Electric Co., Ltd..........................................   100,800  1,538,564
   #France Bed Holdings Co., Ltd......................................   750,000  1,603,241
   #F-Tech, Inc.......................................................    25,900    402,199
    Fuji Co., Ltd.....................................................    97,000  2,184,255
    Fuji Corp, Ltd....................................................   104,600    554,271
  #*Fuji Kiko Co., Ltd................................................   148,000    486,182
   #Fuji Kyuko Co., Ltd...............................................   311,000  1,979,679
    Fuji Oozx, Inc....................................................     6,000     25,298
   #Fujibo Holdings, Inc..............................................   357,000    861,838
    Fujikura Rubber, Ltd..............................................    72,900    255,383
   #Fujita Kanko, Inc.................................................   394,100  1,283,817
    Fujitsu General, Ltd..............................................   285,000  2,385,533
    FuKoKu Co., Ltd...................................................    12,600    117,325
    Funai Electric Co., Ltd...........................................    84,200  1,075,291
   #Furukawa Battery Co., Ltd.........................................    71,000    382,076
  #*Futaba Industrial Co., Ltd........................................   248,500  1,158,653
    G-7 Holdings, Inc.................................................    29,200    150,838
   *Gajoen Kanko Co...................................................    37,000         --
    Gakken Holdings Co., Ltd..........................................   322,000    676,312
   #Genki Sushi Co., Ltd..............................................    19,600    250,997
   #Geo Holdings Corp.................................................     1,475  1,639,997
   #GLOBERIDE, Inc....................................................   476,000    558,887
   #Goldwin, Inc......................................................   180,000    931,206
  #*Gourmet Kineya Co., Ltd...........................................    87,000    561,459
    GSI Creos Corp....................................................   222,000    299,177
  #*G-Tekt Corp.......................................................     6,900    162,697
   #Gulliver International Co., Ltd...................................    28,270    860,886
    Gunze, Ltd........................................................   842,000  2,217,755
    H.I.S. Co., Ltd...................................................   101,800  3,515,320
    Hagihara Industries, Inc..........................................     4,200     70,169
   *HAJIME CONSTRUCTION Co., Ltd......................................    15,700    458,349
    Hakuyosha Co., Ltd................................................    88,000    232,985
   #Happinet Corp.....................................................    72,500    695,731
   #Hard Off Corp Co., Ltd............................................    31,200    207,694
    Haruyama Trading Co., Ltd.........................................    47,900    267,365
   *Haseko Corp....................................................... 6,870,500  4,706,058
    Hiday Hidaka Corp.................................................    35,720    584,074
   *Higashi Nihon House Co., Ltd......................................   135,000    623,471
   *HI-LEX Corp.......................................................     5,300     82,534
   #Himaraya Co., Ltd.................................................    35,900    284,459
    Hiramatsu, Inc....................................................       125    125,619
   *H-One Co., Ltd....................................................    13,300    125,774
    Honeys Co., Ltd...................................................    73,620  1,353,334
    Hoosiers Corp.....................................................     1,132    790,991
    I Metal Technology Co., Ltd.......................................   142,000    238,265
   #Ichibanya Co., Ltd................................................    29,700    868,440
    Ichikawa Co., Ltd.................................................    63,000    117,002
  #*Ichikoh Industries, Ltd...........................................   285,000    467,075
    Ikyu Corp.........................................................       651    276,459
   *Imasen Electric Industrial Co., Ltd...............................    65,000    914,379
    Imperial Hotel, Ltd...............................................    11,500    360,563
    Impress Holdings, Inc.............................................    86,800    119,107

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
Consumer Discretionary -- (Continued)
    Intage, Inc.......................................................    20,000 $  424,323
    Ishizuka Glass Co., Ltd...........................................   109,000    189,376
   *Izuhakone Railway Co., Ltd........................................       300     20,736
   *Izutsuya Co., Ltd.................................................   375,000    232,919
   *Janome Sewing Machine Co., Ltd....................................   681,000    545,174
    Japan Vilene Co., Ltd.............................................   139,000    589,233
    Japan Wool Textile Co., Ltd. (The)................................   310,000  2,084,621
    Jidosha Buhin Kogyo Co., Ltd......................................    79,000    346,641
  #*Jin Co., Ltd......................................................    22,000    461,690
  #*Joban Kosan Co., Ltd..............................................   250,000    274,318
   #Joshin Denki Co., Ltd.............................................   205,000  2,334,787
    Juntendo Co., Ltd.................................................    17,000     24,549
   #JVC Kenwood Holdings, Inc.........................................   712,530  2,174,289
    Kabuki-Za Co., Ltd................................................    39,000  2,071,518
   #Kadokawa Group Holdings, Inc......................................    88,600  2,497,069
   #Kappa Create Co., Ltd.............................................    58,100  1,274,986
    Kasai Kogyo Co., Ltd..............................................   118,000    608,256
   #Kawai Musical Instruments Manufacturing Co., Ltd..................   357,000    828,987
    Keihin Corp.......................................................   197,500  2,641,749
   #Keiyo Co., Ltd....................................................   175,100  1,083,227
    Kentucky Fried Chicken Japan, Ltd.................................    78,000  2,041,090
    Kimoto Co., Ltd...................................................    70,100    368,448
  #*Kinki Nippon Tourist Co., Ltd.....................................   255,000    345,840
   #Kinugawa Rubber Industrial Co., Ltd...............................   214,000  1,354,259
   #Kisoji Co., Ltd...................................................    88,200  1,795,117
   #Kohnan Shoji Co., Ltd.............................................   127,400  1,519,403
   #Kojima Co., Ltd...................................................   145,700    468,712
    Komatsu Seiren Co., Ltd...........................................   146,000    695,738
    Komeri Co., Ltd...................................................   142,800  3,567,684
    Konaka Co., Ltd...................................................   116,660  1,339,504
   #Kourakuen Corp....................................................    28,800    437,144
    KU Holdings Co., Ltd..............................................    68,200    410,612
    Kura Corp.........................................................    55,400    769,348
    Kurabo Industries, Ltd............................................ 1,090,000  1,858,270
    Kuraudia Co., Ltd.................................................     5,700     77,231
    Kuroganeya Co., Ltd...............................................    11,400     43,868
   #KYB Co., Ltd......................................................   703,000  2,991,951
   #Kyoritsu Maintenance Co., Ltd.....................................    47,960  1,036,136
    Kyoto Kimono Yuzen Co., Ltd.......................................    55,800    652,661
  #*Laox Co., Ltd.....................................................   493,000    199,695
    LEC, Inc..........................................................    21,500    276,781
   #Look, Inc.........................................................   184,000  1,252,922
    Mamiya-Op Co., Ltd................................................   285,000    502,945
   #Marche Corp.......................................................    23,000    214,190
    Mars Engineering Corp.............................................    45,700  1,037,781
  #*Maruei Department Store Co., Ltd..................................   142,000    156,899
  #*Maruzen CHI Holdings Co., Ltd.....................................    11,800     30,033
    Maruzen Co., Ltd..................................................    46,000    322,253
  #*Matsuya Co., Ltd..................................................   161,300  1,417,404
    Matsuya Foods Co., Ltd............................................    46,900    882,071
   #Megane TOP Co., Ltd...............................................   128,600  1,477,120
    Meiko Network Japan Co., Ltd......................................    40,300    407,742
    Meiwa Estate Co., Ltd.............................................    23,500    118,285
    Meiwa Industry Co., Ltd...........................................    28,000     56,581
    Mikuni Corp.......................................................   108,000    235,690
    Misawa Homes Co., Ltd.............................................   109,100  1,592,316
    Mitsuba Corp......................................................   160,690  1,044,806
    Mitsui Home Co., Ltd..............................................   155,000    849,598
    Mizuno Corp.......................................................   447,000  2,318,023
    MOS Food Services, Inc............................................   117,900  2,362,258
    MR Max Corp.......................................................   119,000    464,066

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
Consumer Discretionary -- (Continued)
    Murakami Corp.....................................................     7,000 $   85,472
    Musashi Seimitsu Industry Co., Ltd................................    97,700  1,674,654
   *Nafco Co., Ltd....................................................     1,000     17,727
   *Naigai Co., Ltd................................................... 2,643,000  1,479,281
   *Nakayamafuku Co., Ltd.............................................     2,300     18,234
   #Nice Holdings, Inc................................................   460,000  1,090,010
    Nidec Copal Corp..................................................    88,700    760,904
   #Nidec Tosok Corp..................................................   109,300    891,095
    Nifco, Inc........................................................   219,300  4,871,557
    Nihon Eslead Corp.................................................    22,800    185,705
    Nihon Plast Co., Ltd..............................................     1,600     11,625
    Nihon Tokushu Toryo Co., Ltd......................................    56,000    237,257
    Nikkato Corp......................................................       700      4,255
   *Nippon Columbia Co., Ltd..........................................   702,000    213,893
    Nippon Felt Co., Ltd..............................................    67,200    342,117
   #Nippon Piston Ring Co., Ltd.......................................   350,000    641,231
    Nippon Seiki Co., Ltd.............................................   183,400  1,798,921
   #Nishimatsuya Chain Co., Ltd.......................................   250,900  2,134,156
    Nissan Shatai Co., Ltd............................................   298,023  3,262,954
  #*Nissan Tokyo Sales Holdings Co., Ltd..............................   236,000    968,211
   #Nissen Holdings Co., Ltd..........................................   181,591    759,305
    Nissin Kogyo Co., Ltd.............................................   171,800  2,279,720
    Nittan Valve Co., Ltd.............................................    82,800    279,693
    Noritsu Koki Co., Ltd.............................................   101,700    466,672
    Ohashi Technica, Inc..............................................       300      2,082
   *Ohsho Food Service Corp...........................................     6,800    168,388
    Omikenshi Co., Ltd................................................   127,000     67,855
    Onward Holdings Co., Ltd..........................................   617,000  4,612,985
    Pacific Industrial Co., Ltd.......................................   185,500  1,069,404
   #Pal Co., Ltd......................................................    22,700  1,246,514
    Paltac Corp.......................................................   103,334  1,466,838
    PanaHome Corp.....................................................   398,200  2,437,611
   #Parco Co., Ltd....................................................   268,200  3,394,135
    Paris Miki Holdings, Inc..........................................   160,600    992,375
   #PIA Corp..........................................................    26,700    337,291
    Piolax, Inc.......................................................    46,800    991,323
  #*Pioneer Electronic Corp........................................... 1,247,600  3,409,930
    Plenus Co., Ltd...................................................    94,400  1,778,411
    Point, Inc........................................................    77,330  2,700,204
    Press Kogyo Co., Ltd..............................................   488,000  2,157,846
    Pressance Corp....................................................     9,700    152,826
   *Proto Corp........................................................     4,100    130,296
    Renaissance, Inc..................................................     5,500     36,778
   *Renown, Inc.......................................................   242,600    363,686
   #Resort Solution Co., Ltd..........................................   180,000    365,407
    Resorttrust, Inc..................................................   150,108  2,631,879
    Rhythm Watch Co., Ltd.............................................   650,000  1,033,273
    Right On Co., Ltd.................................................    67,325    571,262
    Riken Corp........................................................   395,000  1,531,156
   #Ringer Hut Co., Ltd...............................................    78,500  1,063,718
    Riso Kyoiku Co., Ltd..............................................     9,387    665,080
    Roland Corp.......................................................    92,800    720,808
   #Round One Corp....................................................   310,600  1,594,121
    Royal Holdings Co., Ltd...........................................   137,100  1,619,957
    Ryohin Keikaku Co., Ltd...........................................   104,000  5,619,113
  #*Sagami Chain Co., Ltd.............................................    84,000    666,454
   *Sagami Co., Ltd...................................................   147,000    190,037
   #Saizeriya Co., Ltd................................................   150,900  2,310,307
   #Sakai Ovex Co., Ltd...............................................   243,000    316,406
    SAN HOLDINGS, Inc.................................................    13,600    245,824
    Sanden Corp.......................................................   598,000  1,877,041

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                        SHARES    VALUE++
                                                                        ------    -------
Consumer Discretionary -- (Continued)
    Sangetsu Co., Ltd................................................. 120,825 $2,968,550
   #Sanko Marketing Foods Co., Ltd....................................     108    127,723
   #Sankyo Seiko Co., Ltd.............................................  72,700    250,903
    Sanoh Industrial Co., Ltd......................................... 126,700  1,006,652
   *Sanyo Housing Nagoya Co., Ltd.....................................     379    395,283
    Sanyo Shokai, Ltd................................................. 678,000  2,242,328
    Scroll Corp.......................................................  89,800    325,328
   *Seiko Holdings Corp............................................... 584,407  1,586,489
    Seiren Co., Ltd................................................... 227,000  1,507,202
   #Senshukai Co., Ltd................................................ 165,200  1,035,736
   *Septeni Holdings Co., Ltd.........................................     119     77,775
   *Seria Co., Ltd....................................................  33,900    521,038
   *Seven Seas Holdings Co., Ltd...................................... 574,200     87,666
   *Shidax Corp.......................................................   3,100     13,999
    Shikibo, Ltd...................................................... 523,000    591,099
    Shimachu Co., Ltd................................................. 214,800  4,514,233
    Shimojima Co., Ltd................................................  19,600    238,253
    Shinyei Kaisha....................................................  42,000     59,270
    Shiroki Corp...................................................... 285,000    743,758
    Shobunsha Publications, Inc....................................... 320,700  2,213,677
   #Shochiku Co., Ltd................................................. 423,400  4,143,463
    Shoei Co., Ltd....................................................   1,600      9,940
    Showa Corp........................................................ 320,400  2,455,078
    SKY Perfect JSAT Holdings, Inc....................................   8,199  3,415,826
    SNT Corp.......................................................... 103,800    456,527
    Soft99 Corp.......................................................  70,600    433,688
    Sotoh Co., Ltd....................................................  49,700    495,154
    SPK Corp..........................................................  16,800    286,617
   *St. Marc Holdings Co., Ltd........................................  38,100  1,438,266
   *Starbucks Coffee Japan, Ltd.......................................      98     63,404
   *Starts Corp., Inc.................................................   1,000      5,873
    Studio Alice Co., Ltd.............................................  42,900    714,665
    Suminoe Textile Co., Ltd.......................................... 328,000    646,959
    Sumitomo Forestry Co., Ltd........................................ 436,666  3,762,988
  #*SxL Corp.......................................................... 509,000    883,602
    T. RAD Co., Ltd................................................... 296,000    964,166
    Tachikawa Corp....................................................  50,800    278,434
    Tachi-S Co., Ltd.................................................. 112,840  1,850,627
   #Tact Home Co., Ltd................................................     425    418,604
    Taiho Kogyo Co., Ltd..............................................  92,800    995,328
    Takamatsu Construction Group Co., Ltd.............................  90,500  1,570,498
   #Taka-Q Co., Ltd...................................................  48,000    138,681
    Take & Give Needs Co., Ltd........................................   2,879    239,302
    Takihyo Co., Ltd..................................................  30,000    163,465
    Tamron Co., Ltd...................................................  76,900  2,505,546
   #TBK Co., Ltd......................................................  88,000    460,295
    Teikoku Sen-I Co., Ltd............................................  92,000    709,545
   *Ten Allied Co., Ltd...............................................  50,000    172,544
   #T-GAIA Corp.......................................................     735  1,501,451
    Tigers Polymer Corp...............................................  59,000    231,237
   *Toa Corp..........................................................  20,000    135,647
    Toabo Corp........................................................ 159,000    104,887
   *Toei Animation Co., Ltd...........................................   2,500     55,057
    Toei Co., Ltd..................................................... 330,000  1,557,621
   *Tohokushinsha Film Corp...........................................   2,800     22,831
    Tokai Rika Co., Ltd............................................... 149,100  2,303,808
    Tokai Rubber Industries, Ltd...................................... 187,000  2,028,446
    Tokai Senko K.K................................................... 118,000    124,682
   #Token Corp........................................................  32,670  1,425,520
   #Tokyo Derica Co., Ltd.............................................  31,500    381,332
   *Tokyo Dome Corp................................................... 806,200  2,334,116

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                          SHARES      VALUE++
                                                                          ------      -------
Consumer Discretionary -- (Continued)
    Tokyo Individualized Educational Institute, Inc...................    31,600 $     58,300
    Tokyo Kaikan Co., Ltd.............................................    12,000       46,110
    Tokyo Soir Co., Ltd...............................................    49,000      126,999
   #Tokyotokeiba Co., Ltd.............................................   828,000    1,128,442
   #Tokyu Recreation Co., Ltd.........................................    77,000      441,839
   #Tomy Co., Ltd.....................................................   297,893    1,842,706
    Topre Corp........................................................   186,100    1,694,958
    Toridoll.Corp.....................................................    74,800    1,295,028
   *Totenko Co., Ltd..................................................    45,000       82,238
    Touei Housing Corp................................................    76,240      792,259
    Tow Co., Ltd......................................................     7,000       45,126
    Toyo Tire & Rubber Co., Ltd.......................................   821,000    2,442,958
    Toyobo Co., Ltd................................................... 4,158,000    5,242,003
    TPR Co., Ltd......................................................   104,400    1,501,173
    TS Tech Co., Ltd..................................................   232,200    3,732,209
    TSI Holdings Co., Ltd.............................................   350,795    2,182,881
   *Tsukamoto Co., Ltd................................................   124,000      209,397
    Tsutsumi Jewelry Co., Ltd.........................................    49,300    1,156,274
    TV Asahi Corp.....................................................       326      513,575
    TV Tokyo Holdings Corp............................................    13,900      161,235
    Umenohana Co., Ltd................................................        44       99,935
    Unipres Corp......................................................   153,300    4,055,370
    United Arrows, Ltd................................................    82,300    2,154,941
  #*Unitika, Ltd...................................................... 2,573,000    1,274,023
   *Usen Corp.........................................................   163,230      145,127
    U-Shin, Ltd.......................................................   109,500      685,233
   *Village Vanguard Co., Ltd.........................................       120      113,025
   *VT Holdings Co., Ltd..............................................    62,100      542,230
    Watabe Wedding Corp...............................................    29,500      267,350
   #WATAMI Co., Ltd...................................................   104,500    2,298,027
  #*West Holdings Corp................................................    28,800      572,568
    Wowow, Inc........................................................        49      111,275
    Xebio Co., Ltd....................................................   111,000    2,415,112
  #*Yamatane Corp.....................................................   346,000      478,865
    Yellow Hat, Ltd...................................................    80,000    1,288,145
    Yomiuri Land Co., Ltd.............................................   225,000      711,517
    Yonex Co., Ltd....................................................    40,000      256,773
    Yorozu Corp.......................................................    62,500      925,660
   #Yoshinoya Holdings Co., Ltd.......................................     2,238    2,982,083
    Zenrin Co., Ltd...................................................   131,800    1,249,727
   #Zensho Co., Ltd...................................................   313,600    4,011,048
   *Zojirushi Corp....................................................     5,000       17,505
                                                                                 ------------
Total Consumer Discretionary..........................................            371,795,211
                                                                                 ------------
Consumer Staples -- (9.0%)
   *Aderans Co., Ltd..................................................   120,950    1,460,593
  #*Aeon Hokkaido Corp................................................   391,700    1,809,284
    Ahjikan Co., Ltd..................................................    10,500      103,324
    Ain Pharmaciez, Inc...............................................    47,300    2,958,409
    Arcs Co., Ltd.....................................................   132,600    2,912,057
    Ariake Japan Co., Ltd.............................................   103,700    2,223,757
   *Artnature, Inc....................................................     2,200       30,459
    Belc Co., Ltd.....................................................    12,600      179,148
    Cawachi, Ltd......................................................    81,900    1,652,094
    Chubu Shiryo Co., Ltd.............................................    89,000      572,269
    Chuo Gyorui Co., Ltd..............................................    93,000      224,421
    Coca-Cola Central Japan Co., Ltd..................................   111,200    1,428,979
    Cocokara fine, Inc................................................    64,760    2,197,371
    Cosmos Pharmaceutical Corp........................................    38,100    3,098,401
   *CREATE SD HOLDINGS Co., Ltd.......................................     7,000      192,802
   #CVS Bay Area, Inc.................................................   102,000      124,796

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CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
Consumer Staples -- (Continued)
   #Daikokutenbussan Co., Ltd.........................................    16,800 $  470,337
   #Dr. Ci:Labo Co., Ltd..............................................       559  1,884,422
    Dydo Drinco, Inc..................................................    49,800  2,323,079
    Echo Trading Co., Ltd.............................................    11,000     95,856
   #Ensuiko Sugar Refining Co., Ltd...................................   102,000    261,998
    Ezaki Glico Co., Ltd..............................................     5,000     57,655
    Fancl Corp........................................................   181,300  2,207,609
  #*First Baking Co., Ltd.............................................   183,000    192,996
    Fuji Oil Co., Ltd.................................................   268,900  3,390,619
    Fujicco Co., Ltd..................................................   116,600  1,434,362
  #*Fujiya Co., Ltd...................................................   534,000  1,332,245
   *GROWELL HOLDINGS Co., Ltd.........................................    16,700    608,612
    Hagoromo Foods Corp...............................................    40,000    595,253
    Harashin Narus Holdings Co., Ltd..................................    61,500  1,086,628
  #*Hayashikane Sangyo Co., Ltd.......................................   299,000    235,391
    Heiwado Co., Ltd..................................................   152,800  2,201,342
   #Hohsui Corp.......................................................   131,000    164,764
    Hokkaido Coca-Cola Bottling Co., Ltd..............................    87,000    438,589
   #Hokuto Corp.......................................................   113,700  2,224,239
   #Inageya Co., Ltd..................................................   175,000  2,092,040
    Ito En, Ltd.......................................................    58,500  1,110,986
    Itochu-Shokuhin Co., Ltd..........................................    27,400  1,013,889
    Itoham Foods, Inc.................................................   674,800  2,816,627
    Izumiya Co., Ltd..................................................   447,000  2,222,490
    J-Oil Mills, Inc..................................................   477,000  1,367,605
   #Kameda Seika Co., Ltd.............................................    70,100  1,768,842
    Kasumi Co., Ltd...................................................   210,300  1,484,353
    Kato Sangyo Co., Ltd..............................................   109,300  2,061,642
   #Key Coffee, Inc...................................................    79,700  1,490,399
    Kirindo Co., Ltd..................................................    28,300    194,632
    Kose Corp.........................................................   144,300  3,379,818
   #Kusuri No Aoki Co., Ltd...........................................    10,900    448,379
    Kyodo Shiryo Co., Ltd.............................................   346,000    391,474
   #Kyokuyo Co., Ltd..................................................   379,000    908,142
   #Life Corp.........................................................   183,400  3,450,531
   #Lion Corp.........................................................    57,000    315,821
    Mandom Corp.......................................................    83,500  2,136,856
    Marudai Food Co., Ltd.............................................   465,000  1,749,552
   #Maruetsu, Inc. (The)..............................................   375,000  1,374,758
   #Maruha Nichiro Holdings, Inc...................................... 1,941,069  2,892,150
   #Matsumotokiyoshi Holdings Co., Ltd................................   152,100  3,426,696
   *Maxvalu Tohok Co., Ltd............................................    18,200    154,189
    Maxvalu Tokai Co., Ltd............................................    57,500    816,716
    Megmilk Snow Brand Co., Ltd.......................................   222,200  3,760,030
    Meito Sangyo Co., Ltd.............................................    53,600    715,597
    Mikuni Coca-Cola Bottling Co., Ltd................................   171,600  1,484,057
    Milbon Co., Ltd...................................................    49,614  1,558,869
    Ministop Co., Ltd.................................................    75,800  1,326,211
    Mitsubishi Shokuhin Co., Ltd......................................    87,800  2,015,684
   #Mitsui Sugar Co., Ltd.............................................   454,850  1,504,194
    Miyoshi Oil & Fat Co., Ltd........................................   261,000    322,384
    Morinaga & Co., Ltd...............................................   933,000  2,141,463
    Morinaga Milk Industry Co., Ltd...................................   921,000  3,343,458
   #Morishita Jinton Co., Ltd.........................................    47,800    225,103
   #Morozoff, Ltd.....................................................   108,000    369,522
    Nagatanien Co., Ltd...............................................   119,000  1,165,566
    Nakamuraya Co., Ltd...............................................   207,000  1,008,638
    Natori Co., Ltd...................................................     2,000     21,803
   #Nichimo Co., Ltd..................................................   140,000    283,935
    Nichirei Corp..................................................... 1,248,000  6,329,402
   #Nihon Chouzai Co., Ltd............................................    20,300    764,570

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CONTINUED


                                                                          SHARES      VALUE++
                                                                          ------      -------
Consumer Staples -- (Continued)
   #Niitaka Co., Ltd..................................................     7,260 $     86,352
    Nippon Beet Sugar Manufacturing Co., Ltd..........................   543,000    1,140,229
    Nippon Flour Mills Co., Ltd.......................................   557,000    2,449,943
   #Nippon Formula Feed Manufacturing Co., Ltd........................   289,000      385,695
   #Nippon Suisan Kaisha, Ltd......................................... 1,182,600    2,725,287
    Nisshin Oillio Group, Ltd. (The)..................................   550,000    2,173,510
    Nissin Sugar Holdings Co., Ltd....................................    15,500      294,475
    Nitto Fuji Flour Milling Co., Ltd.................................    64,000      241,632
    Noevir Holdings Co., Ltd..........................................    25,100      295,307
    Oenon Holdings, Inc...............................................   250,000      621,220
   #Oie Sangyo Co., Ltd...............................................    20,900      212,585
    Okuwa Co., Ltd....................................................   115,000    1,590,234
    Olympic Corp......................................................    64,900      641,730
   *OUG Holdings, Inc.................................................     3,000        5,660
    Pietro Co., Ltd...................................................     8,900       97,723
   #Pigeon Corp.......................................................    86,500    3,767,451
   #Poplar Co., Ltd...................................................    25,760      172,939
    Prima Meat Packers, Ltd...........................................   680,000    1,245,554
   #Riken Vitamin Co., Ltd............................................    79,200    2,225,713
    Rock Field Co., Ltd...............................................    47,700      899,348
    S Foods, Inc......................................................    73,762      654,456
    Sakata Seed Corp..................................................   164,600    2,177,179
    San-A Co., Ltd....................................................    29,200    1,086,294
    Sapporo Holdings, Ltd............................................. 1,621,000    5,098,465
    Shoei Foods Corp..................................................    44,000      331,199
    Showa Sangyo Co., Ltd.............................................   524,000    1,710,990
    Sogo Medical Co., Ltd.............................................    23,300      831,070
    Sonton Food Industry Co., Ltd.....................................    43,000      378,649
    Starzen Co., Ltd..................................................   283,000      794,801
    Takara Holdings, Inc..............................................   834,500    5,697,418
    Three F Co., Ltd..................................................    14,600       95,152
   #Tobu Store Co., Ltd...............................................   205,000      678,205
   #Toho Co., Ltd.....................................................   163,000      628,881
   #Tohto Suisan Co., Ltd.............................................   138,000      212,087
    Torigoe Co., Ltd. (The)...........................................    86,600      668,450
    Toyo Sugar Refining Co., Ltd......................................   157,000      175,613
    Tsuruha Holdings, Inc.............................................    73,200    4,732,961
    Unicafe, Inc......................................................     3,360       16,221
    Uoriki Co., Ltd...................................................       400        5,149
    Valor Co., Ltd....................................................   175,400    2,856,751
    Warabeya Nichiyo Co., Ltd.........................................    51,360      889,918
    Yaizu Suisankagaku Industry Co., Ltd..............................    41,000      387,749
    Yamaya Corp.......................................................    10,400      161,823
    Yaoko Co., Ltd....................................................    40,800    1,497,991
   #Yokohama Reito Co., Ltd...........................................   189,100    1,483,599
    Yomeishu Seizo Co., Ltd...........................................   100,000      897,961
    Yonekyu Corp......................................................   100,000      936,040
    Yuasa Funashoku Co., Ltd..........................................   112,000      267,353
   #Yukiguni Maitake Co., Ltd.........................................   101,856      394,996
    Yutaka Foods Corp.................................................     6,000      109,611
                                                                                 ------------
Total Consumer Staples................................................            166,912,852
                                                                                 ------------
Energy -- (0.9%)
    AOC Holdings, Inc.................................................   176,100      575,660
    BP Castrol K.K....................................................    66,500      279,102
  #*Fuji Kosan Co., Ltd...............................................   331,000      243,397
    Itochu Enex Co., Ltd..............................................   302,200    1,642,035
   #Japan Drilling Co., Ltd...........................................    21,900      658,949
    Japan Oil Transportation Co., Ltd.................................    79,000      185,081
    Kanto Natural Gas Development Co., Ltd............................   155,000      795,613
  #*Kyoei Tanker Co., Ltd.............................................   111,000      270,336

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CONTINUED


                                                                          SHARES     VALUE++
                                                                          ------     -------
Energy -- (Continued)
    Mitsuuroko Holdings Co., Ltd......................................   166,300 $ 1,104,313
   #Modec, Inc........................................................   101,000   1,821,109
   #Nippon Gas Co., Ltd...............................................   148,900   1,943,635
    Nippon Seiro Co., Ltd.............................................    64,000     186,548
    Sala Corp.........................................................   128,500     848,615
    San-Ai Oil Co., Ltd...............................................   273,000   1,318,989
    Shinko Plantech Co., Ltd..........................................   182,900   1,686,256
    Sinanen Co., Ltd..................................................   251,000   1,064,917
    Toa Oil Co., Ltd..................................................   352,000     402,894
    Toyo Kanetsu K.K..................................................   519,000   1,155,543
                                                                                 -----------
Total Energy..........................................................            16,182,992
                                                                                 -----------
Financials -- (10.0%)
    77 Bank, Ltd. (The)...............................................   155,000     583,395
    Aichi Bank, Ltd. (The)............................................    54,200   2,683,896
    Airport Facilities Co., Ltd.......................................   125,070     574,073
    Akita Bank, Ltd. (The)............................................   875,400   2,391,586
    Aomori Bank, Ltd. (The)...........................................   879,000   2,654,352
    Asax Co., Ltd.....................................................        17      17,354
    Awa Bank, Ltd. (The)..............................................   672,000   4,126,417
    Bank of Iwate, Ltd. (The).........................................    69,300   2,912,291
    Bank of Kochi, Ltd. (The).........................................     3,000       3,091
    Bank of Nagoya, Ltd. (The)........................................   701,297   2,119,089
    Bank of Okinawa, Ltd. (The).......................................    94,000   3,974,964
    Bank of Saga, Ltd. (The)..........................................   625,000   1,471,214
    Bank of the Ryukyus, Ltd..........................................   163,680   2,003,653
   *Chiba Kogyo Bank, Ltd. (The)......................................   180,300     973,441
    Chukyo Bank, Ltd. (The)...........................................   675,000   1,451,993
   *Cosmos Initia Co., Ltd............................................    46,700     326,379
    Daibiru Corp......................................................   228,000   1,592,160
    Daiko Clearing Services Corp......................................    49,700     181,228
   #Daikyo, Inc....................................................... 1,412,000   3,534,025
    Daisan Bank, Ltd. (The)...........................................   660,000   1,200,319
    Daishi Bank, Ltd. (The)........................................... 1,449,000   4,239,352
    Daito Bank, Ltd. (The)............................................   546,000     430,030
    Ehime Bank, Ltd. (The)............................................   646,000   1,744,404
    Eighteenth Bank, Ltd. (The)....................................... 1,079,000   2,717,534
    FIDEA Holdings Co., Ltd...........................................   380,100     732,198
    Fukui Bank, Ltd. (The)............................................   986,000   2,183,295
    Fukushima Bank, Ltd. (The)........................................ 1,025,000     702,985
    Fuyo General Lease Co., Ltd.......................................    84,500   2,739,771
    Goldcrest Co., Ltd................................................    78,540   1,209,132
    Heiwa Real Estate Co., Ltd........................................   732,000   1,706,374
    Higashi-Nippon Bank, Ltd..........................................   659,000   1,435,731
    Higo Bank, Ltd. (The).............................................   713,000   3,755,006
    Hokkoku Bank, Ltd. (The).......................................... 1,107,000   4,020,120
    Hokuetsu Bank, Ltd. (The).........................................   958,000   1,825,629
   *Hulic Co., Ltd....................................................    48,000     251,284
    Hyakugo Bank, Ltd. (The).......................................... 1,075,609   4,503,123
    Hyakujishi Bank, Ltd. (The)....................................... 1,052,000   3,861,310
    IBJ Leasing Co., Ltd..............................................    85,800   2,156,913
   *Ichigo Group Holdings Co., Ltd....................................        19       2,221
    Ichiyoshi Securities Co., Ltd.....................................   165,800     807,860
    Iida Home Max Co., Ltd............................................    88,100     801,306
    Iwai Cosmo Holdings, Inc..........................................    46,500     173,359
   *J Trust Co., Ltd..................................................    88,400     889,191
  #*Japan Asia Investment Co., Ltd....................................   520,000     328,923
    Juroku Bank, Ltd.................................................. 1,394,000   4,556,741
   #kabu.com Securities Co., Ltd......................................   352,100   1,055,483
    Kagoshima Bank, Ltd. (The)........................................   590,000   3,547,340
   *Kansai Urban Banking Corp.........................................    59,000      75,008

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
                                                                          SHARES    VALUE++
                                                                          ------    -------
Financials -- (Continued)
    Keihanshin Building Co., Ltd......................................    32,400 $  143,626
    Keiyo Bank, Ltd. (The)............................................   612,000  2,743,163
   *Kenedix, Inc......................................................    11,449  1,503,178
   #Kirayaka Bank, Ltd................................................   132,800    136,820
    Kita-Nippon Bank, Ltd. (The)......................................    49,406  1,349,260
    Kiyo Holdings, Inc................................................ 3,119,900  4,370,769
    Kobayashi Yoko Co., Ltd...........................................   222,400    482,637
   #Kosei Securities Co., Ltd.........................................   285,000    277,117
    Kyokuto Securities Co., Ltd.......................................    91,400    662,778
   *Leopalace21 Corp..................................................   985,885  3,298,289
    Marusan Securities Co., Ltd.......................................   293,600    965,539
    Matsui Securities Co., Ltd........................................   525,200  3,078,876
    Michinoku Bank, Ltd. (The)........................................   736,000  1,458,410
    Mie Bank, Ltd. (The)..............................................   187,000    411,629
    Minato Bank, Ltd. (The)........................................... 1,063,000  1,920,323
    Mito Securities Co., Ltd..........................................   254,000    468,383
    Miyazaki Bank, Ltd. (The).........................................   675,000  1,676,653
   #Monex Group, Inc..................................................     9,155  1,485,693
    Musashino Bank, Ltd...............................................   135,500  3,748,378
    Nagano Bank, Ltd. (The)...........................................   350,000    645,945
    Nanto Bank, Ltd. (The)............................................   491,000  2,074,852
   *New Real Property K.K.............................................    43,900         --
    Nisshin Fudosan Co., Ltd..........................................    95,000    551,911
    Ogaki Kyoritsu Bank, Ltd. (The)................................... 1,326,000  4,568,906
    Oita Bank, Ltd. (The).............................................   764,900  2,423,621
    Okasan Securities Group, Inc......................................   832,000  2,931,500
   *Relo Holdings, Inc................................................     4,900    170,396
    Ricoh Leasing Co., Ltd............................................    81,900  1,882,350
    San-in Godo Bank, Ltd. (The)......................................   766,000  5,359,205
    Sapporo Hokuyo Holdings, Inc......................................   770,300  2,202,530
   *Sawada Holdings Co., Ltd..........................................     2,400     13,956
   #Shiga Bank, Ltd...................................................   206,000  1,127,818
    Shikoku Bank, Ltd.................................................   876,000  2,103,025
    Shimizu Bank, Ltd.................................................    38,700  1,016,592
   *Sparx Group Co., Ltd..............................................     1,089     70,571
    Sumitomo Real Estate Sales Co., Ltd...............................    41,710  2,164,919
    Sun Frontier Fudousan Co., Ltd....................................       208     43,433
    Taiko Bank, Ltd. (The)............................................    71,000    179,699
  #*Takagi Securities Co., Ltd........................................   206,000    228,344
    Takara Leben Co., Ltd.............................................   133,300  1,217,808
    TOC Co., Ltd......................................................   435,250  2,300,112
    Tochigi Bank, Ltd.................................................   726,000  2,329,472
    Toho Bank, Ltd....................................................   931,200  2,863,829
    Toho Real Estate Co., Ltd.........................................   140,700    740,079
    Tohoku Bank, Ltd. (The)...........................................   415,000    601,562
    Tokai Tokyo Financial Holdings, Inc............................... 1,023,000  3,438,592
   #Tokyo Rakutenchi Co., Ltd.........................................   218,000    826,629
   *Tokyo Tatemono Co., Ltd........................................... 1,893,000  6,973,987
   #Tokyo Theatres Co., Inc...........................................   350,000    464,498
    Tokyo Tomin Bank, Ltd.............................................   141,200  1,274,364
    Tokyu Livable, Inc................................................   110,100  1,282,921
    Tomato Bank, Ltd..................................................   404,000    702,990
    TOMONY Holdings, Inc..............................................   661,650  2,689,520
    Tosei Corp........................................................     1,359    533,077
    Tottori Bank, Ltd.................................................   329,000    601,891
    Towa Bank, Ltd.................................................... 1,384,000  1,373,334
    Toyo Securities Co., Ltd..........................................   328,000    558,132
    Tsukuba Bank, Ltd. (The)..........................................   260,500    885,207
    Yachiyo Bank, Ltd. (The)..........................................    34,700    696,879
    Yamagata Bank, Ltd................................................   661,500  2,696,334

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CONTINUED


                                                                        SHARES      VALUE++
                                                                        ------      -------
Financials -- (Continued)
    Yamanashi Chuo Bank, Ltd.......................................... 667,000 $  2,798,503
                                                                               ------------
Total Financials......................................................          185,017,357
                                                                               ------------
Health Care -- (4.4%)
    As One Corp.......................................................  72,368    1,554,168
    Asahi Intecc Co., Ltd.............................................   6,400      174,780
    ASKA Pharmaceutical Co., Ltd...................................... 106,000      577,028
    BML, Inc..........................................................  42,500    1,139,925
   #CMIC Holdings Co., Ltd............................................  34,100      527,088
    Create Medic Co., Ltd.............................................  28,000      286,630
    Daito Pharmaceutical Co., Ltd.....................................  19,000      265,678
    Eiken Chemical Co., Ltd...........................................  74,800    1,009,091
   *EPS Corp..........................................................     461    1,248,357
    FALCO SD HOLDINGS Co., Ltd........................................  36,300      434,896
    Fuso Pharmaceutical Industries, Ltd............................... 344,000    1,043,421
    Hitachi Medical Corp..............................................  85,000    1,109,284
    Hogy Medical Co., Ltd.............................................  54,000    2,612,908
    Iwaki & Co., Ltd..................................................  66,000      143,627
   #Japan Medical Dynamic Marketing, Inc..............................  44,900      130,945
   *JCR Pharmaceuticals Co., Ltd......................................   6,200       66,097
    Jeol, Ltd......................................................... 302,000      673,770
    JMS Co., Ltd...................................................... 126,000      422,348
    Kaken Pharmaceutical Co., Ltd..................................... 364,000    5,161,361
    Kawanishi Holdings, Ltd...........................................   5,000       47,591
    Kawasumi Laboratories, Inc........................................  46,300      267,709
    Kissei Pharmaceutical Co., Ltd.................................... 106,300    1,864,580
    KYORIN Holdings, Inc.............................................. 214,000    4,663,985
   *Message Co., Ltd..................................................     115      399,518
    Mochida Pharmaceutical Co., Ltd................................... 295,000    3,528,402
   *Nagaileben Co., Ltd...............................................  45,700      690,530
   *Nakanishi, Inc....................................................   1,100      113,639
    Nichii Gakkan Co.................................................. 234,000    2,183,393
   *Nichi-iko Pharmaceutical Co., Ltd.................................  41,200      881,960
   #Nihon Kohden Corp................................................. 173,900    5,651,666
    Nikkiso Co., Ltd.................................................. 295,000    3,364,374
    Nippon Chemiphar Co., Ltd......................................... 139,000      760,132
    Nippon Shinyaku Co., Ltd.......................................... 239,000    2,933,365
   #Nipro Corp........................................................ 585,900    3,231,971
    Nissui Pharmaceutical Co., Ltd....................................  64,200      644,446
    Paramount Bed Holdings Co., Ltd...................................  82,000    2,478,111
    Rion Co., Ltd.....................................................   5,000       34,755
    Rohto Pharmaceutical Co., Ltd..................................... 424,000    5,733,027
    Sawai Pharmaceutical Co., Ltd.....................................  44,100    4,805,330
    Seikagaku Corp.................................................... 179,800    1,869,192
  #*Shin Nippon Biomedical Laboratories, Ltd..........................  24,700       63,562
    Ship Healthcare Holdings, Inc..................................... 149,600    3,911,041
   *Shofu, Inc........................................................   4,000       43,132
    Taiko Pharmaceutical Co., Ltd.....................................  17,200      161,311
    Techno Medica Co., Ltd............................................       3       11,994
    Toho Holdings Co., Ltd............................................ 217,800    4,272,867
   *Tokai Corp........................................................  11,600      296,608
    Torii Pharmaceutical Co., Ltd.....................................  65,200    1,433,168
   #Towa Pharmaceutical Co., Ltd......................................  44,900    2,621,794
   #Tsukui Corp.......................................................  34,600      548,300
    Vital KSK Holdings, Inc........................................... 151,300    1,492,965
  #*Wakamoto Pharmaceutical Co., Ltd.................................. 100,000      263,405
   #ZERIA Pharmaceutical Co., Ltd..................................... 109,000    1,859,228
                                                                               ------------
Total Health Care.....................................................           81,708,453
                                                                               ------------
Industrials -- (24.7%)
  #*A&A Material Corp................................................. 235,000      204,992

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CONTINUED


                                                                        SHARES    VALUE++
                                                                        ------    -------
Industrials -- (Continued)
    Advan Co., Ltd....................................................  96,900 $1,022,542
  #*Advanex, Inc......................................................  73,000     71,112
   #Aeon Delight Co., Ltd.............................................  87,100  2,007,088
    Aica Kogyo Co., Ltd............................................... 246,200  3,800,097
    Aichi Corp........................................................ 132,000    592,131
    Aida Engineering, Ltd............................................. 276,800  1,643,488
    Airtech Japan, Ltd................................................  11,600     50,853
   *Alinco, Inc.......................................................   1,400     10,664
    Alps Logistics Co., Ltd...........................................  50,700    508,222
    Altech Co., Ltd...................................................  16,700     39,011
    Altech Corp.......................................................  37,150    283,308
    Amano Corp........................................................ 281,000  2,251,649
    Ando Corp......................................................... 450,000    560,891
    Anest Iwata Corp.................................................. 155,000    709,476
   *Arrk Corp......................................................... 144,400    330,112
    Asahi Diamond Industrial Co., Ltd................................. 253,200  2,913,999
    Asahi Kogyosha Co., Ltd........................................... 109,000    405,660
  #*Asanuma Corp...................................................... 796,000    556,773
    Asia Air Survey Co., Ltd..........................................  30,000    101,642
    Asunaro Aoki Construction Co., Ltd................................ 154,000    773,205
   #Ataka Construction & Engineering Co., Ltd.........................  60,000    289,983
    Bando Chemical Industries, Ltd.................................... 351,000  1,244,182
    Benefit One, Inc..................................................     114    115,075
    Biken Techno Corp.................................................   3,900     25,383
   *Bunka Shutter Co., Ltd............................................ 227,000  1,014,496
    Central Glass Co., Ltd............................................ 894,000  3,305,404
    Central Security Patrols Co., Ltd.................................  43,700    442,867
    Chiyoda Integre Co., Ltd..........................................  11,500    135,549
    Chudenko Corp..................................................... 130,500  1,232,182
    Chugai Ro Co., Ltd................................................ 342,000    982,768
    CKD Corp.......................................................... 259,200  1,621,115
    COMSYS Holdings Corp.............................................. 368,000  4,586,688
   #Cosel Co., Ltd.................................................... 109,300  1,440,832
    CTI Engineering Co., Ltd..........................................  44,600    255,077
    Dai-Dan Co., Ltd.................................................. 156,000    893,552
    Daido Kogyo Co., Ltd.............................................. 145,000    256,331
    Daifuku Co., Ltd.................................................. 406,500  2,424,044
   *Daihatsu Diesel Manufacturing Co., Ltd............................  12,000     33,790
   #Daihen Corp....................................................... 468,000  1,443,350
    Daiho Corp........................................................ 763,000    871,594
  #*Daiichi Chuo K.K.................................................. 519,000    523,716
    Daiichi Jitsugyo Co., Ltd......................................... 194,000    917,965
   #Daiseki Co., Ltd.................................................. 170,363  2,850,485
   #Daiseki Eco. Solution Co., Ltd....................................      97    162,181
  #*Daisue Construction Co., Ltd...................................... 276,500    181,881
    Daiwa Industries, Ltd............................................. 178,000    848,270
    Daiwa Odakyu Construction Co., Ltd................................  63,500    143,192
   *Danto Holdings Corp............................................... 303,000    296,060
    Denyo Co., Ltd....................................................  85,100    976,887
    Dijet Industrial Co., Ltd.........................................  80,000    155,592
    DMW Corp..........................................................   4,800     88,887
   *Dream Incubator, Inc..............................................     173    146,051
    Duskin Co., Ltd................................................... 223,500  4,407,051
   *Ebara Corp........................................................ 444,000  1,668,214
    Ebara Jitsugyo Co., Ltd...........................................   7,300    111,375
    Eidai Co., Ltd....................................................  11,000     51,486
   #Emori & Co., Ltd..................................................   9,300    101,073
   *Endo Lighting Corp................................................  27,000    862,122
   *en-japan, Inc.....................................................      55     56,211
   *Enshu, Ltd........................................................ 194,000    171,983
    Freesia Macross Corp.............................................. 524,000     87,266

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
                                                                          SHARES    VALUE++
                                                                          ------    -------
Industrials -- (Continued)
  #*Fudo Tetra Corp...................................................   646,600 $  894,734
    Fujikura, Ltd..................................................... 1,656,000  4,962,978
  #*Fujisash Co., Ltd.................................................    72,000     69,079
    Fujitec Co., Ltd..................................................   323,000  1,946,698
   #Fukuda Corp.......................................................   575,000  2,007,843
    Fukushima Industries Corp.........................................    29,700    420,133
    Fukuyama Transporting Co., Ltd....................................   629,400  3,520,685
   #Funai Consulting, Inc.............................................   100,300    677,215
   *Furukawa Co., Ltd................................................. 1,391,000  1,146,786
   *Furukawa Electric Co., Ltd........................................   262,000    543,116
   #Furusato Industries, Ltd..........................................    50,600    498,136
    Futaba Corp.......................................................   154,300  2,295,974
    Gecoss Corp.......................................................   112,400    587,997
    Glory, Ltd........................................................   243,000  5,028,257
    Hamakyorex Co., Ltd...............................................    14,800    499,002
    Hanwa Co., Ltd....................................................   855,000  3,051,171
   #Hazama Corp.......................................................   371,600    895,065
    Hibiya Engineering, Ltd...........................................   125,900  1,407,123
    Hisaka Works, Ltd.................................................    79,000    646,385
   *Hitachi Cable, Ltd................................................   801,000  1,372,097
    Hitachi Koki Co., Ltd.............................................   233,100  1,731,609
    Hitachi Metals Techno, Ltd........................................    56,500    426,830
    Hitachi Tool Engineering, Ltd.....................................    94,000  1,022,773
    Hitachi Zosen Corp................................................ 3,596,000  4,384,010
    Hokuetsu Industries Co., Ltd......................................    85,000    209,311
    Hokuriku Electrical Construction Co., Ltd.........................    56,000    164,822
    Hoshizaki Electric Co., Ltd.......................................    91,200  2,341,682
    Hosokawa Micron Corp..............................................   140,000    699,886
    Howa Machinery, Ltd...............................................   511,000    447,061
    Ichiken Co., Ltd..................................................    87,000    170,375
    Ichinen Holdings Co., Ltd.........................................    74,800    394,417
    Idec Corp.........................................................   137,300  1,225,612
   #Iino Kaiun Kaisha, Ltd............................................   357,500  1,478,328
    Inaba Denki Sangyo Co., Ltd.......................................    87,400  2,512,382
   #Inaba Seisakusho Co., Ltd.........................................    58,800    752,121
    Inabata & Co., Ltd................................................   317,300  1,949,361
   *Inui Steamship Co., Ltd...........................................    95,900    271,352
    Iseki & Co., Ltd..................................................   765,000  1,989,952
    Ishii Iron Works Co., Ltd.........................................   114,000    205,446
  #*Ishikawa Seisakusho, Ltd..........................................   101,000     77,107
   #Itoki Corp........................................................   174,200    825,920
  #*Iwasaki Electric Co., Ltd.........................................   221,000    388,854
    Iwatani Corp......................................................   887,000  3,346,246
   #Jalux, Inc........................................................    40,800    450,566
    Jamco Corp........................................................    80,000    417,076
   #Japan Airport Terminal Co., Ltd...................................   178,000  2,028,678
  #*Japan Bridge Corp.................................................   349,350  1,258,646
   #Japan Foundation Engineering Co., Ltd.............................   162,500    552,381
    Japan Pulp & Paper Co., Ltd.......................................   464,000  1,549,050
    Japan Transcity Corp..............................................   231,000    783,977
   *JFE Shoji Trade Corp..............................................   411,000  1,464,827
   *JK Holdings Co., Ltd..............................................    92,540    425,320
   #JP-Holdings, Inc..................................................    26,200    304,386
   #Juki Corp.........................................................   607,000    897,735
    Kamei Corp........................................................   153,000  1,425,512
    Kanaden Corp......................................................   116,000    721,511
    Kanagawa Chuo Kotsu Co., Ltd......................................   192,000  1,112,928
    Kanamoto Co., Ltd.................................................   124,000  1,404,090
    Kandenko Co., Ltd.................................................   447,000  2,109,311
   *Kanematsu Corp.................................................... 1,791,625  2,108,260
  #*Kanematsu-NNK Corp................................................   125,000    199,770

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
                                                                          SHARES    VALUE++
                                                                          ------    -------
Industrials -- (Continued)
   *Katakura Industries Co., Ltd......................................   115,100 $  956,138
   #Kato Works Co., Ltd...............................................   287,000  1,334,956
    KAWADA TECHNOLOGIES, Inc..........................................   100,200  1,407,449
    Kawagishi Bridge Works Co., Ltd...................................    20,000     46,164
    Kawasaki Kinkai Kisen Kaisha, Ltd.................................    99,000    259,936
  #*Kawasaki Kisen Kaisha, Ltd........................................ 3,826,000  5,794,144
    Keihin Co., Ltd. (The)............................................   199,000    230,646
   *KI HOLDINGS Co., Ltd..............................................    96,000    123,821
    Kimura Chemical Plants Co., Ltd...................................    73,000    272,389
   #King Jim Co., Ltd.................................................    17,600    138,146
    Kinki Sharyo Co., Ltd.............................................   185,000    671,704
    Kintetsu World Express, Inc.......................................    79,000  2,441,911
    Kitagawa Iron Works Co., Ltd......................................   369,000    655,466
    Kitano Construction Corp..........................................   242,000    521,605
    Kitazawa Sangyo Co., Ltd..........................................    54,500    116,454
    Kito Corp.........................................................        63     49,763
    Kitz Corp.........................................................   427,500  1,698,211
    Kodensha Co., Ltd. (The)..........................................    20,000     40,133
    Koike Sanso Kogyo Co., Ltd........................................   149,000    385,598
   *Kokusai Co., Ltd..................................................     4,500     36,979
    Kokuyo Co., Ltd...................................................   344,925  2,562,935
   #KOMAIHALTEC, Inc..................................................   167,000    481,689
    Komatsu Wall Industry Co., Ltd....................................    48,300    620,281
    Komori Corp.......................................................   407,800  2,446,607
    Kondotec, Inc.....................................................    81,600    457,513
  #*Kosaido Co., Ltd..................................................   356,100  1,324,738
    KRS Corp..........................................................    37,200    409,410
   *Kumagai Gumi Co., Ltd.............................................   583,800    549,442
    Kuroda Electric Co., Ltd..........................................   118,100  1,378,946
    Kyodo Printing Co., Ltd...........................................   540,000  1,400,992
   #Kyoei Sangyo Co., Ltd.............................................    97,000    182,233
   *Kyokuto Boeki Kaisha, Ltd.........................................    58,000     92,708
    Kyokuto Kaihatsu Kogyo Co., Ltd...................................   210,100  1,875,920
    Kyoritsu Printing Co., Ltd........................................     5,400     17,103
    Kyosan Electric Manufacturing Co., Ltd............................   225,000    921,114
    Kyowa Exeo Corp...................................................   390,700  4,009,570
    Kyudenko Corp.....................................................   204,000  1,162,427
   *Lonseal Corp......................................................   116,000    110,323
    Maeda Corp........................................................   845,000  4,042,453
    Maeda Road Construction Co., Ltd..................................   291,000  3,870,256
    Maezawa Industries, Inc...........................................    35,700     86,395
    Maezawa Kasei Industries Co., Ltd.................................    50,700    559,860
    Maezawa Kyuso Industries Co., Ltd.................................    50,400    688,459
   #Makino Milling Machine Co., Ltd...................................   466,000  2,369,284
    Marubeni Construction Material Lease Co., Ltd.....................    75,000    126,663
    Marufuji Sheet Piling Co., Ltd....................................     1,000      2,506
    Maruka Machinery Co., Ltd.........................................    28,100    324,581
    Maruwn Corp.......................................................    63,600    150,203
    Maruyama Manufacturing Co., Inc...................................   154,000    309,518
    Maruzen Showa Unyu Co., Ltd.......................................   306,000    988,993
    Matsuda Sangyo Co., Ltd...........................................    80,682  1,171,112
    Matsui Construction Co., Ltd......................................   128,600    516,935
    Max Co., Ltd......................................................   189,000  2,121,609
   #Meidensha Corp....................................................   807,050  2,956,406
   #Meiji Shipping Co., Ltd...........................................   107,200    403,151
   *Meisei Industrial Co., Ltd........................................    19,000     52,158
    Meitec Corp.......................................................   144,000  3,084,484
   *Meito Transportation Co., Ltd.....................................    22,000    163,768
   #Meiwa Trading Co., Ltd............................................   140,000    820,945
    Mesco, Inc........................................................    30,000    231,785
   #Minebea Co., Ltd..................................................   294,000  1,027,151

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
                                                                          SHARES    VALUE++
                                                                          ------    -------
Industrials -- (Continued)
   *Mirait Holdings Corp..............................................   277,985 $2,015,145
    Mitani Corp.......................................................    53,700    641,892
    Mitsubishi Kakoki Kaisha, Ltd.....................................   230,000    389,746
    Mitsubishi Pencil Co., Ltd........................................   104,500  1,784,975
    Mitsubishi Research Institute, Inc................................     5,100    112,918
    Mitsuboshi Belting Co., Ltd.......................................   287,000  1,678,334
    Mitsui Engineering & Shipbuilding Co., Ltd........................ 1,893,000  2,374,111
    Mitsui Matsushima Co., Ltd........................................   601,000    927,871
    Mitsui-Soko Co., Ltd..............................................   485,000  1,647,850
    Mitsumura Printing Co., Ltd.......................................    93,000    292,656
   #Miura Co., Ltd....................................................   137,600  3,467,823
    Miyachi Corp......................................................    13,000     82,069
  #*Miyaji Engineering Group, Inc.....................................   851,175  1,489,233
   *Miyakoshi Holdings, Inc...........................................     9,900     35,515
    Mori Seiki Co., Ltd...............................................   450,600  3,298,139
    Morita Holdings Corp..............................................   156,000  1,145,474
    Moshi Moshi Hotline, Inc..........................................   217,300  2,328,628
   #NAC Co., Ltd......................................................    25,400    646,125
    Nachi-Fujikoshi Corp..............................................   771,000  2,484,751
    Nagase & Co., Ltd.................................................    23,400    269,439
    Nakano Corp.......................................................    40,000     73,941
   *Namura Shipbuilding Co., Ltd......................................     7,000     21,486
    Narasaki Sangyo Co., Ltd..........................................    56,000     92,236
    NEC Capital Solutions, Ltd........................................    45,100    607,841
    NEC Networks & System Integration Corp............................   109,600  1,845,801
   #Nichias Corp......................................................   436,000  2,179,049
    Nichiban Co., Ltd.................................................   122,000    395,277
   *Nichiden Corp.....................................................    17,200    439,794
    Nichiha Corp......................................................   103,880  1,192,250
    Nichireki Co., Ltd................................................    96,000    486,148
   *Nihon M&A Center, Inc.............................................    46,500  1,373,798
    Nihon Trim Co., Ltd...............................................     5,350    130,783
    Nikko Co., Ltd....................................................   127,000    495,041
    Nippo Corp........................................................   259,000  3,086,772
   #Nippon Carbon Co., Ltd............................................   467,000  1,024,132
    Nippon Conveyor Co., Ltd..........................................   194,000    178,025
    Nippon Densetsu Kogyo Co., Ltd....................................   191,000  1,902,646
    Nippon Denwa Shisetu Co., Ltd.....................................   203,000    641,786
    Nippon Filcon Co., Ltd............................................    70,900    346,148
    Nippon Hume Corp..................................................   112,000    493,473
    Nippon Jogesuido Sekkei Co., Ltd..................................       295    377,947
    Nippon Kanzai Co., Ltd............................................    43,000    805,547
    Nippon Koei Co., Ltd..............................................   276,000    998,929
    Nippon Konpo Unyu Soko Co., Ltd...................................   263,100  3,140,117
   #Nippon Parking Development Co., Ltd...............................     5,274    266,779
    Nippon Road Co., Ltd. (The).......................................   215,000    829,437
    Nippon Seisen Co., Ltd............................................   103,000    446,698
    Nippon Sharyo, Ltd................................................   295,000  1,029,917
  #*Nippon Sheet Glass Co., Ltd....................................... 4,327,000  3,991,700
   #Nippon Signal Co., Ltd............................................   219,000  1,388,957
    Nippon Steel Trading Co., Ltd.....................................   294,000    769,044
    Nippon Thompson Co., Ltd..........................................   297,000  1,276,164
    Nippon Tungsten Co., Ltd..........................................    80,000    149,083
    Nippon Yusoki Co., Ltd............................................   138,000    394,000
    Nishimatsu Construction Co., Ltd.................................. 1,855,000  3,201,286
   *Nishio Rent All Co., Ltd..........................................     7,100     85,251
   *Nishishiba Electric Co., Ltd......................................    76,000    112,464
    Nissei Corp.......................................................   104,600    996,696
    Nissei Plastic Industrial Co., Ltd................................   337,000  1,335,130
  #*Nissha Printing Co., Ltd..........................................   124,000  1,251,918
    Nisshinbo Holdings, Inc...........................................   344,000  2,251,833

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
                                                                          SHARES    VALUE++
                                                                          ------    -------
Industrials -- (Continued)
    Nissin Corp.......................................................   350,000 $  945,544
    Nissin Electric Co., Ltd..........................................   203,000  1,290,155
    Nitchitsu Co., Ltd................................................    58,000    126,255
    Nitta Corp........................................................   107,400  1,646,416
    Nitto Boseki Co., Ltd.............................................   905,000  2,664,353
    Nitto Kogyo Corp..................................................   149,000  2,675,579
   #Nitto Kohki Co., Ltd..............................................    68,300  1,452,745
    Nitto Seiko Co., Ltd..............................................   122,000    314,054
   #Nittoc Construction Co., Ltd......................................   356,000    355,670
   *Nittoku Engineering Co., Ltd......................................    24,800    330,133
    Noda Corp.........................................................   169,300    733,119
    Nomura Co., Ltd...................................................   205,000    658,571
    Noritake Co., Ltd.................................................   531,000  1,330,459
    Noritz Corp.......................................................   132,900  2,292,248
   *NS United Kaiun Kaisha, Ltd.......................................   470,000    618,227
   *NTN Corp..........................................................   520,000  1,394,703
    Obara Corp........................................................    33,100    383,104
    Obayashi Road Corp................................................   175,000    454,035
    Oiles Corp........................................................   123,842  2,394,807
   *Okamoto Machine Tool Works, Ltd...................................   163,000    185,370
    Okamura Corp......................................................   289,900  2,300,892
    Okano Valve Manufacturing Co., Ltd................................    45,000    121,353
   #Oki Electric Cable Co., Ltd.......................................    90,000    156,628
   *OKK Corp..........................................................   260,000    319,425
    OKUMA Corp........................................................   644,000  3,841,221
    Okumura Corp......................................................   770,400  2,635,561
    Onoken Co., Ltd...................................................    58,900    486,383
    Organo Corp.......................................................   174,000  1,183,763
    OSG Corp..........................................................   329,000  4,462,753
    Oyo Corp..........................................................   100,900  1,070,253
   #P.S. Mitsubishi Construction Co., Ltd.............................    76,800    335,827
   #Pasco Corp........................................................    70,000    208,946
    Pasona Group, Inc.................................................       319    214,703
   #Penta-Ocean Construction Co., Ltd................................. 1,370,500  3,451,014
   #Pilot Corp........................................................       773  1,426,040
    Pronexus, Inc.....................................................   133,200    795,419
    Raito Kogyo Co., Ltd..............................................   232,600    995,307
    Rheon Automatic Machinery Co., Ltd................................    64,000    154,592
    Ryobi, Ltd........................................................   583,200  1,516,112
   #Sakai Heavy Industries, Ltd.......................................   190,000    629,696
   *Sakai Moving Service Co., Ltd.....................................       800     16,365
   *Sakurada Co., Ltd.................................................    57,000      7,977
  #*Sanix, Inc........................................................   136,500    462,643
    Sanki Engineering Co., Ltd........................................   340,000  1,824,683
   #Sanko Metal Industrial Co., Ltd...................................   122,000    344,354
    Sankyo-Tateyama Holdings, Inc..................................... 1,710,000  3,103,787
    Sankyu, Inc....................................................... 1,251,000  4,680,358
    Sanritsu Corp.....................................................    16,700    112,554
    Sanwa Holdings Corp............................................... 1,039,000  4,349,321
    Sanyo Denki Co., Ltd..............................................   210,000  1,310,444
    Sanyo Engineering & Construction, Inc.............................    48,000    154,375
    Sanyo Industries, Ltd.............................................    77,000    134,787
    Sasebo Heavy Industries Co., Ltd..................................   584,000    621,583
   *Sata Construction Co., Ltd........................................   128,000     97,393
    Sato Holdings Corp................................................   111,200  1,731,153
    Sato Shoji Corp...................................................    65,300    457,839
    Sawafuji Electric Co., Ltd........................................    42,000    105,025
    Secom Joshinetsu Co., Ltd.........................................    33,900  1,005,832
    Seibu Electric Industry Co., Ltd..................................    67,000    295,547
    Seika Corp........................................................   285,000    816,252
  #*Seikitokyu Kogyo Co., Ltd.........................................   382,000    261,067

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
                                                                          SHARES    VALUE++
                                                                          ------    -------
Industrials -- (Continued)
    Seino Holdings Co., Ltd...........................................   552,000 $3,722,309
    Sekisui Jushi Co., Ltd............................................   144,000  1,503,060
   #Senko Co., Ltd....................................................   395,000  1,744,590
    Senshu Electric Co., Ltd..........................................    37,300    457,142
    Shibusawa Warehouse Co., Ltd......................................   231,000    649,960
    Shibuya Kogyo Co., Ltd............................................    80,100    844,535
   #Shima Seiki Manufacturing Co., Ltd................................   122,900  1,755,192
    Shin Nippon Air Technologies Co., Ltd.............................    88,780    545,675
    Shin-Keisei Electric Railway Co., Ltd.............................   174,000    779,393
    Shinmaywa Industries, Ltd.........................................   418,000  2,075,300
    Shinnihon Corp....................................................   194,800    481,399
   *Shinsho Corp......................................................   202,000    415,323
    Shinwa Co., Ltd...................................................     6,600     78,051
   #SHO-BOND Holdings Co., Ltd........................................   101,600  3,017,044
    Shoko Co., Ltd....................................................   323,000    471,337
    Showa Aircraft Industry Co., Ltd..................................   112,000    577,618
   #Sinfonia Technology Co., Ltd......................................   502,000  1,060,396
    Sintokogio, Ltd...................................................   201,000  1,896,448
    Soda Nikka Co., Ltd...............................................    67,000    285,754
    Sodick Co., Ltd...................................................   192,200    942,875
    Sohgo Security Services Co., Ltd..................................   269,300  3,648,821
    Sotetsu Holdings, Inc.............................................   597,000  2,010,879
    Space Co., Ltd....................................................    73,420    478,800
    Subaru Enterprise Co., Ltd........................................    59,000    185,634
    Sugimoto & Co., Ltd...............................................    34,100    336,738
    Sumikin Bussan Corp...............................................   214,000    516,859
  #*Sumiseki Holdings, Inc............................................   217,900    193,010
    Sumitomo Densetsu Co., Ltd........................................    98,100    682,237
  #*Sumitomo Mitsui Construction Co., Ltd.............................   993,100    667,321
    Sumitomo Precision Products Co., Ltd..............................   156,000    774,985
    Sumitomo Warehouse Co., Ltd.......................................   608,000  2,747,436
    Suzuki Metal Industry Co., Ltd....................................    69,000    114,161
    SWCC Showa Holdings Co., Ltd...................................... 1,732,000  1,450,492
    Tadano, Ltd.......................................................   509,579  3,470,621
    Taihei Dengyo Kaisha, Ltd.........................................   158,000  1,083,872
    Taihei Kogyo Co., Ltd.............................................   256,000  1,196,193
    Taiheiyo Kouhatsu, Inc............................................   151,000    147,601
   #Taikisha, Ltd.....................................................   136,700  2,975,956
    Takada Kiko Co., Ltd..............................................   272,000    536,675
    Takano Co., Ltd...................................................    51,100    276,551
   #Takaoka Electric Manufacturing Co., Ltd...........................   300,000    568,613
   #Takara Printing Co., Ltd..........................................    38,055    273,579
    Takara Standard Co., Ltd..........................................   501,000  3,713,974
    Takasago Thermal Engineering Co., Ltd.............................   291,400  2,224,625
   #Takashima & Co., Ltd..............................................   211,000    780,602
   *Takeuchi Manufacturing Co., Ltd...................................     8,500     66,859
    Takigami Steel Construction Co., Ltd..............................    50,000    134,835
    Takisawa Machine Tool Co., Ltd....................................   230,000    317,014
    Takuma Co., Ltd...................................................   365,000  1,591,328
    Tanseisha Co., Ltd................................................    76,000    208,058
   #Tatsuta Electric Wire & Cable Co., Ltd............................   237,000  1,533,251
    TECHNO ASSOCIE Co., Ltd...........................................    58,400    500,371
    Techno Ryowa, Ltd.................................................    71,390    362,866
    Teikoku Electric Manufacturing Co., Ltd...........................    31,800    583,902
   #Tekken Corp.......................................................   763,000  1,082,110
   #Temp Holdings Co., Ltd............................................    48,600    556,075
    Teraoka Seisakusho Co., Ltd.......................................    53,600    225,743
    TOA Corp..........................................................   780,000  1,326,527
   #TOA ROAD Corp.....................................................   158,000    421,062
  #*Tobishima Corp....................................................   535,000    550,309
    Tocalo Co., Ltd...................................................    68,300    954,004

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CONTINUED


                                                                          SHARES      VALUE++
                                                                          ------      -------
Industrials -- (Continued)
    Toda Corp......................................................... 1,019,000 $  3,110,225
    Toenec Corp.......................................................   212,000    1,130,129
    TOKAI Holdings Corp...............................................   229,700    1,088,757
    Tokai Lease Co., Ltd..............................................    98,000      214,861
    Toko Electric Corp................................................    76,000      274,184
    Tokyo Energy & Systems, Inc.......................................   143,000      700,716
    Tokyo Keiki, Inc..................................................   287,000      465,354
   *Tokyo Kikai Seisakusho, Ltd.......................................   300,000      171,801
    Tokyo Sangyo Co., Ltd.............................................    78,000      264,139
    Tokyu Community Corp..............................................    32,900    1,093,518
    Tokyu Construction Co., Ltd.......................................   162,130      307,731
    Toli Corp.........................................................   236,000      464,668
   #Tomoe Corp........................................................   115,500      408,779
   #Tomoe Engineering Co., Ltd........................................    19,000      384,273
    Tonami Holdings Co., Ltd..........................................   331,000      695,927
    Toppan Forms Co., Ltd.............................................   205,400    1,891,278
    Torishima Pump Manufacturing Co., Ltd.............................    88,600      847,987
    Toshiba Machine Co., Ltd..........................................   516,000    2,139,603
    Toshiba Plant Systems & Services Corp.............................   191,450    2,354,529
    Tosho Printing Co., Ltd...........................................   243,000      399,024
    Totetsu Kogyo Co., Ltd............................................   127,000    1,613,892
   #Toyo Construction Co., Ltd........................................ 1,398,000    1,187,055
    Toyo Electric Manufacturing Co., Ltd..............................   159,000      483,725
    Toyo Engineering Corp.............................................   581,400    2,485,876
    Toyo Machinery & Metal Co., Ltd...................................    42,400      112,687
   #Toyo Tanso Co., Ltd...............................................    49,500    1,375,313
   #Toyo Wharf & Warehouse Co., Ltd...................................   274,000      442,336
   #Trancom Co., Ltd..................................................    12,900      263,927
    Trinity Industrial Corp...........................................    56,000      197,927
    Trusco Nakayama Corp..............................................    98,900    1,909,123
    Tsubakimoto Chain Co., Ltd........................................   620,700    3,476,760
    Tsubakimoto Kogyo Co., Ltd........................................    97,000      288,788
  #*Tsudakoma Corp....................................................   202,000      334,899
   #Tsugami Corp......................................................   321,000    2,076,548
    Tsukishima Kikai Co., Ltd.........................................   127,000    1,073,533
    Tsurumi Manufacturing Co., Ltd....................................    94,000      743,012
    TTK Co., Ltd......................................................    62,000      302,689
   #Uchida Yoko Co., Ltd..............................................   331,000      955,357
   #Ueki Corp.........................................................   406,000      811,391
   #Union Tool Co., Ltd...............................................    59,700      883,665
    Utoc Corp.........................................................    92,900      263,307
  #*Wakachiku Construction Co., Ltd................................... 1,204,000    1,325,376
   *Wakita & Co., Ltd.................................................    23,000      164,944
   #Weathernews, Inc..................................................    31,100    1,111,320
   *Yahagi Construction Co., Ltd......................................   141,500      629,801
    Yamabiko Corp.....................................................    28,782      338,151
    Yamato Corp.......................................................    82,000      315,928
    Yamaura Corp......................................................    40,500      123,142
    Yamazen Co., Ltd..................................................   305,500    2,148,814
    Yasuda Warehouse Co., Ltd. (The)..................................    95,800      632,939
    Yokogawa Bridge Holdings Corp.....................................   139,400      988,093
    Yondenko Corp.....................................................   132,800      561,382
   *Yuasa Trading Co., Ltd............................................   844,000    1,572,948
    Yuken Kogyo Co., Ltd..............................................   157,000      316,714
    Yurtec Corp.......................................................   256,000      936,030
    Yusen Logistics Co., Ltd..........................................    77,100      878,645
    Yushin Precision Equipment Co., Ltd...............................    57,034    1,062,471
                                                                                 ------------
Total Industrials.....................................................            455,446,052
                                                                                 ------------
Information Technology -- (9.7%)
    A&D Co., Ltd......................................................    41,600      153,734

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CONTINUED


                                                                        SHARES    VALUE++
                                                                        ------    -------
Information Technology -- (Continued)
    Ai Holdings Corp.................................................. 251,400 $1,395,912
    Aichi Tokei Denki Co., Ltd........................................ 113,000    426,867
    Aiphone Co., Ltd..................................................  71,400  1,380,906
    Allied Telesis Holdings K.K....................................... 470,700    400,304
    Alpha Systems, Inc................................................  32,760    420,849
    Alps Electric Co., Ltd............................................ 808,000  4,811,921
   #Anritsu Corp...................................................... 458,000  5,660,595
    AOI Electronic Co., Ltd...........................................  35,200    494,866
    Argo Graphics, Inc................................................   3,900     52,032
    Arisawa Manufacturing Co., Ltd.................................... 137,500    352,762
    Asahi Net, Inc....................................................  55,000    272,661
    Axell Corp........................................................  24,500    524,716
   #CAC Corp..........................................................  63,500    499,317
    Canon Electronics, Inc............................................ 101,300  2,102,645
   #Capcom Co., Ltd................................................... 232,200  4,722,791
    Chino Corp........................................................ 151,000    397,526
   #CMK Corp.......................................................... 263,200    924,241
    Computer Engineering & Consulting, Ltd............................  61,500    350,605
    Core Corp.........................................................  45,700    392,902
    Cresco, Ltd.......................................................  23,200    172,571
    Cybernet Systems Co., Ltd.........................................      85     23,420
   #Cybozu, Inc.......................................................   1,245    378,434
    Dai-ichi Seiko Co., Ltd...........................................  39,000    660,479
   *Daishinku Corp....................................................  49,000    132,617
    Daito Electron Co., Ltd...........................................   5,900     27,317
   #Daiwabo Holdings Co., Ltd......................................... 906,000  1,623,678
   #Denki Kogyo Co., Ltd.............................................. 301,000  1,409,981
  #*Digital Garage, Inc...............................................     618  1,031,204
    DKK TOA Corp......................................................  31,000    119,446
    DTS Corp..........................................................  94,800  1,218,432
   #Dwango Co., Ltd...................................................     513    776,778
    Eizo Nanao Corp...................................................  78,700  1,527,680
   *Elecom Co., Ltd...................................................   9,600    159,018
   #Elematec Corp.....................................................  13,871    188,555
   *Elna Co., Ltd.....................................................  67,000     73,129
    EM Systems Co., Ltd...............................................   5,700    109,905
   #Enplas Corp.......................................................  41,900  1,225,543
    ESPEC Corp........................................................  89,500    821,131
    Excel Co., Ltd....................................................   5,200     48,157
    Faith, Inc........................................................   1,850    196,778
  #*FDK Corp.......................................................... 431,000    447,268
  #*Ferrotec Corp.....................................................  91,900    463,763
    Fuji Electronics Co., Ltd.........................................  26,700    362,586
   #Fuji Soft, Inc.................................................... 100,600  1,557,346
   *Fujitsu Component, Ltd............................................      68     18,351
    Fujitsu Frontech, Ltd.............................................  77,500    425,696
   *Furuno Electric Co., Ltd..........................................   3,200     12,664
    Furuya Metal Co., Ltd.............................................   1,200     41,037
    Future Architect, Inc.............................................   1,172    444,375
    GMO Internet, Inc................................................. 257,300  1,290,195
   *GungHo Online Entertainment, Inc..................................      44    103,522
   *Gurunavi, Inc.....................................................   7,000     80,885
    Hakuto Co., Ltd...................................................  73,700    745,462
    Hioki EE Corp.....................................................  25,900    430,138
    Hitachi Kokusai Electric, Inc..................................... 249,500  1,640,166
    Hochiki Corp......................................................  97,000    507,587
   #Hokuriku Electric Industry Co., Ltd............................... 314,000    346,803
    Horiba, Ltd....................................................... 170,850  6,030,860
    Hosiden Corp...................................................... 274,700  1,610,836
    Icom, Inc.........................................................  49,700  1,100,399
   *Ikegami Tsushinki Co., Ltd........................................ 174,000    116,950

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
                                                                        SHARES    VALUE++
                                                                        ------    -------
Information Technology -- (Continued)
    Ines Corp......................................................... 202,300 $1,217,466
    I-Net Corp........................................................  47,800    339,959
   *Infocom Corp......................................................      27     28,696
    Information Services International-Dentsu, Ltd....................  76,700    642,848
    Innotech Corp.....................................................  54,500    251,364
    Internet Initiative Japan, Inc....................................     485  2,084,608
   *Iriso Electronics Co., Ltd........................................   3,700     59,910
    IT Holdings Corp.................................................. 376,801  3,899,137
    ITC Networks Corp.................................................  79,100    599,408
    ITFOR, Inc........................................................  33,900    122,405
   *Iwatsu Electric Co., Ltd.......................................... 341,000    259,846
    Japan Aviation Electronics Industry, Ltd.......................... 252,600  2,066,580
   #Japan Cash Machine Co., Ltd.......................................  79,315    592,082
    Japan Digital Laboratory Co., Ltd................................. 109,700  1,208,278
   *Japan Radio Co., Ltd.............................................. 165,000    349,909
   #Jastec Co., Ltd...................................................  61,400    383,705
    JBCC Holdings, Inc................................................  73,200    486,209
    JFE Systems, Inc..................................................     174    151,091
    JIEC Co., Ltd.....................................................     165    195,239
   *Justsystems Corp..................................................  10,800     26,740
    Kaga Electronics Co., Ltd......................................... 100,400  1,035,444
    Kanematsu Electronics, Ltd........................................  83,100    917,761
    Koa Corp.......................................................... 154,300  1,371,690
   *Kubotek Corp......................................................     190     36,644
    Kyoden Co., Ltd................................................... 156,900    258,350
    Kyowa Electronic Instruments Co., Ltd.............................  56,000    169,756
    Lasertec Corp.....................................................  16,300    241,696
    Macnica, Inc......................................................  50,100  1,056,751
   #Macromill, Inc....................................................  97,600  1,071,937
    Marubun Corp......................................................  98,500    431,463
   #Maruwa Co., Ltd...................................................  42,900  1,218,020
    Megachips Corp....................................................  95,200  1,726,341
   *Meiko Electronics Co., Ltd........................................   6,800     56,841
    Meisei Electric Co., Ltd.......................................... 307,000    305,171
    Melco Holdings, Inc...............................................  56,600  1,150,985
   *Micronics Japan Co., Ltd..........................................   8,000     27,389
    Mimasu Semiconductor Industry Co., Ltd............................  86,881    676,038
    Miroku Jyoho Service Co., Ltd..................................... 105,000    358,605
   *Mitsui High-Tec, Inc.............................................. 131,600    629,406
    Mitsui Knowledge Industry Co., Ltd................................   3,643    643,764
   *Mitsumi Electric Co., Ltd......................................... 413,600  2,658,140
   *Moritex Corp......................................................   3,300      8,839
   *MTI, Ltd..........................................................     147    166,330
   #Mutoh Holdings Co., Ltd........................................... 160,000    437,951
   *Nagano Japan Radio Co., Ltd.......................................  55,000     74,236
    Nagano Keiki Co., Ltd.............................................   5,300     46,305
    Nakayo Telecommunications, Inc.................................... 485,000  1,775,225
    NEC Fielding, Ltd.................................................  95,000  1,179,456
    NEC Mobiling, Ltd.................................................  46,800  1,703,031
    Net One Systems Co., Ltd.......................................... 398,800  5,652,617
  #*New Japan Radio Co., Ltd..........................................  37,000     77,581
    Nichicon Corp..................................................... 270,300  2,191,603
    Nidec Copal Electronics Corp......................................  51,800    284,869
    Nidec Sankyo Corp................................................. 191,000  1,028,791
    Nifty Corp........................................................     304    480,726
   #Nihon Dempa Kogyo Co., Ltd........................................  80,000    955,882
   *Nihon Inter Electronics Corp......................................  27,200     30,665
    Nihon Unisys, Ltd................................................. 251,575  1,675,868
   *Nippon Avionics Co., Ltd..........................................  57,000     64,148
   #Nippon Ceramic Co., Ltd...........................................  88,600  1,251,158
  #*Nippon Chemi-Con Corp............................................. 655,000  1,462,119

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
                                                                          SHARES    VALUE++
                                                                          ------    -------
Information Technology -- (Continued)
   *Nippon Kodoshi Corp...............................................     2,300 $   25,013
    Nippon Systemware Co., Ltd........................................    27,900    111,466
    Nohmi Bosai, Ltd..................................................   123,000    778,532
    NS Solutions Corp.................................................    79,400  1,542,038
    NSD Co., Ltd......................................................   172,900  1,515,749
   *Nuflare Technology, Inc...........................................        96    766,376
    Obic Business Consultants Co., Ltd................................    23,100  1,214,885
    Okaya Electric Industries Co., Ltd................................    73,000    286,580
   *Oki Electric Industry Co., Ltd.................................... 3,198,000  5,002,235
    ONO Sokki Co., Ltd................................................   103,000    436,992
   #Optex Co., Ltd....................................................    35,000    410,526
    Origin Electric Co., Ltd..........................................   123,000    400,390
   #Osaki Electric Co., Ltd...........................................   152,000  1,161,815
    Panasonic Industrial Devices SUNX Co., Ltd........................   110,800    505,797
    Panasonic Information Systems Co., Ltd............................    13,600    332,354
    PCA Corp..........................................................    17,500    237,855
  #*Renesas Electronics Corp..........................................    95,600    318,219
    Riken Keiki Co., Ltd..............................................    78,500    528,850
    Riso Kagaku Corp..................................................    65,300  1,081,841
    Roland DG Corp....................................................    54,400    626,802
    Ryoden Trading Co., Ltd...........................................   141,000    838,328
    Ryosan Co., Ltd...................................................   153,100  2,830,306
    Ryoyo Electro Corp................................................   113,200  1,179,387
   #Sanken Electric Co., Ltd..........................................   531,000  1,967,688
    Sanko Co., Ltd....................................................    21,000     63,113
    Sanshin Electronics Co., Ltd......................................   139,500  1,026,219
    Satori Electric Co., Ltd..........................................    79,080    400,063
   #Saxa Holdings, Inc................................................   307,000    553,653
    SCSK Corp.........................................................   214,863  2,903,810
  #*Shibaura Mechatronics Corp........................................   147,000    279,050
    Shindengen Electric Manufacturing Co., Ltd........................   346,000  1,015,533
    Shinkawa, Ltd.....................................................    68,300    322,478
   #Shinko Electric Industries Co., Ltd...............................   311,900  2,168,862
    Shinko Shoji Co., Ltd.............................................    81,700    706,754
    Shizuki Electric Co., Inc.........................................   103,000    459,434
   #Siix Corp.........................................................    83,900  1,009,498
    Simplex Holdings, Inc.............................................     1,402    521,302
   #SMK Corp..........................................................   290,000    867,640
    Softbank Technology Corp..........................................       500      4,575
    So-net Entertainment Corp.........................................       544  2,284,953
    Soshin Electric Co., Ltd..........................................     4,600     17,312
    SRA Holdings, Inc.................................................    49,700    568,917
    Star Micronics Co., Ltd...........................................   188,900  1,759,846
    Sumida Corp.......................................................    63,049    300,315
    Sun-Wa Technos Corp...............................................    12,600    103,689
    Systena Corp......................................................     1,100    860,253
    Tachibana Eletech Co., Ltd........................................    62,400    548,533
   #Taiyo Yuden Co., Ltd..............................................   488,500  4,004,848
    Tamura Corp.......................................................   310,000    726,608
  #*Teac Corp.........................................................   351,000    125,041
    Tecmo Koei Holdings Co., Ltd......................................   150,730  1,179,288
    Teikoku Tsushin Kogyo Co., Ltd....................................   176,000    301,619
   *Thine Electronics, Inc............................................        33     25,358
    TKC Corp..........................................................    86,800  1,771,175
  #*Toko, Inc.........................................................   462,000  1,207,451
   *Tokyo Denpa Co., Ltd..............................................     5,000     17,755
   #Tokyo Electron Device, Ltd........................................       342    602,212
    Tokyo Seimitsu Co., Ltd...........................................   175,000  2,719,014
    Tomen Devices Corp................................................     2,300     56,247
    Tomen Electronics Corp............................................    50,600    666,159
   #Topcon Corp.......................................................   260,400  1,854,915

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
                                                                        SHARES      VALUE++
                                                                        ------      -------
Information Technology -- (Continued)
    Tose Co., Ltd.....................................................  22,100 $    151,128
    Toshiba TEC Corp.................................................. 595,000    2,188,457
    Toukei Computer Co., Ltd..........................................  26,810      351,532
   #Towa Corp.........................................................  85,800      591,674
    Toyo Corp......................................................... 127,900    1,421,760
    Transcosmos, Inc.................................................. 122,300    1,661,799
  #*Ubiquitous Corp...................................................     155      102,505
    UKC Holdings Corp.................................................   8,500      103,614
  #*Ulvac, Inc........................................................ 201,700    1,565,540
    Uniden Corp....................................................... 377,000      892,929
  #*V Technology Co., Ltd.............................................     187      441,761
    Wacom Co., Ltd....................................................   1,651    3,675,558
    Y.A.C. Co., Ltd...................................................  35,800      255,712
   *Yamaichi Electronics Co., Ltd.....................................  75,700      142,962
   *Yaskawa Information Systems Corp..................................  10,500       20,386
    Yokowo Co., Ltd...................................................  69,500      370,903
   *Zappallas, Inc....................................................     195      174,723
    Zuken, Inc........................................................  94,600      696,941
                                                                               ------------
Total Information Technology..........................................          179,907,766
                                                                               ------------
Materials -- (9.9%)
    Achilles Corp..................................................... 703,000      947,606
    Adeka Corp........................................................ 384,900    3,240,822
    Agro-Kanesho Co., Ltd.............................................  14,000       80,509
    Aichi Steel Corp.................................................. 474,000    1,795,205
   #Alconix Corp......................................................  15,100      286,716
    Arakawa Chemical Industries, Ltd..................................  67,700      560,433
    Araya Industrial Co., Ltd......................................... 276,000      371,962
    Asahi Holdings, Inc............................................... 115,950    1,995,458
    Asahi Organic Chemicals Industry Co., Ltd......................... 343,000      846,669
   *C Uyemura & Co., Ltd..............................................     400       14,930
    Chuetsu Pulp & Paper Co., Ltd..................................... 568,000    1,010,533
  #*Chugai Mining Co., Ltd............................................ 852,400      183,646
    Chugoku Marine Paints, Ltd........................................ 260,000    1,270,130
   *Chugokukogyo Co., Ltd.............................................  62,000       63,139
   #Chuo Denki Kogyo Co., Ltd.........................................  90,000      360,394
  #*Co-Op Chemical Co., Ltd........................................... 159,000      191,800
    Dai Nippon Toryo, Ltd............................................. 518,000      532,720
   #Daiichi Kigenso Kagaku-Kyogyo Co., Ltd............................  14,300      287,749
    Daiichi Kogyo Seiyaku Co., Ltd.................................... 141,000      415,503
    Daiken Corp....................................................... 401,000    1,036,754
    Daiki Aluminium Industry Co., Ltd.................................  66,000      187,390
    Dainichiseika Colour & Chemicals Manufacturing Co., Ltd........... 319,000    1,284,184
   #Daio Paper Corp................................................... 411,500    2,480,994
    Daiso Co., Ltd.................................................... 355,000    1,034,919
    DC Co., Ltd....................................................... 113,900      343,910
    Dynapac Co., Ltd..................................................  25,000       70,316
    Earth Chemical Co., Ltd...........................................  57,800    2,112,251
    Ebara-Udylite Co., Ltd............................................   5,600      164,055
    FP Corp...........................................................  61,200    4,252,867
    Fuji Seal International, Inc......................................  88,400    1,658,469
    Fujikura Kasei Co., Ltd...........................................  96,500      454,440
    Fujimi, Inc.......................................................  71,000    1,000,534
    Fujimori Kogyo Co., Ltd...........................................  10,700      210,751
   #Fumakilla, Ltd....................................................  85,000      332,477
   #Furukawa-Sky Aluminum Corp........................................ 378,000    1,011,148
    Geostar Corp......................................................  38,000       87,667
    Godo Steel, Ltd................................................... 899,000    1,729,202
    Gun Ei Chemical Industry Co., Ltd................................. 347,000      910,162
    Harima Chemicals, Inc.............................................  73,300      400,343
   #Hodogaya Chemical Co., Ltd........................................ 265,000      719,327

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
                                                                          SHARES    VALUE++
                                                                          ------    -------
Materials -- (Continued)
    Hokkan Holdings, Ltd..............................................   283,000 $  791,765
    Hokko Chemical Industry Co., Ltd..................................    90,000    245,423
    Hokuetsu Kishu Paper Co., Ltd.....................................   862,199  3,964,130
  #*Hokushin Co., Ltd.................................................    61,400    144,436
    Honshu Chemical Industry Co., Ltd.................................    35,000    187,321
    Ihara Chemical Industry Co., Ltd..................................   155,000    744,884
    Ise Chemical Corp.................................................    83,000    448,225
  #*Ishihara Sangyo Kaisha, Ltd....................................... 1,472,500  1,176,191
    Japan Carlit Co., Ltd.............................................    59,800    282,162
    Japan Pure Chemical Co., Ltd......................................        34     78,937
    JSP Corp..........................................................   103,900  1,539,227
   #Kanto Denka Kogyo Co., Ltd........................................   195,000    593,128
    Katakura Chikkarin Co., Ltd.......................................    43,000    115,565
    Kawakin Holdings Co., Ltd.........................................    11,000     41,830
    Kawasaki Kasei Chemicals, Ltd.....................................   121,000    150,821
    Koatsu Gas Kogyo Co., Ltd.........................................   163,493  1,030,345
   *KOGI Corp.........................................................    30,000     59,732
    Kohsoku Corp......................................................    61,900    541,869
    Konishi Co., Ltd..................................................    66,900    936,676
  #*Kumiai Chemical Industry Co., Ltd.................................   233,000  1,119,879
    Kureha Corp.......................................................   594,500  2,428,487
   #Kurimoto, Ltd.....................................................   702,000  2,034,709
    Kurosaki Harima Corp..............................................   221,000    464,785
    Kyoei Steel, Ltd..................................................    75,600  1,470,044
    Kyowa Leather Cloth Co., Ltd......................................    71,700    247,117
    Lintec Corp.......................................................   218,400  3,957,748
    MEC Co., Ltd......................................................    63,300    186,590
   *Mitsubishi Paper Mills, Ltd....................................... 1,159,000    972,115
    Mitsubishi Steel Manufacturing Co., Ltd...........................   593,000  1,248,883
   *Mitsui Mining & Smelting Co., Ltd................................. 2,629,000  5,417,391
    Mory Industries, Inc..............................................   154,000    457,964
    Nakabayashi Co., Ltd..............................................   181,000    430,159
  #*Nakayama Steel Works, Ltd.........................................   639,000    339,490
    Neturen Co., Ltd..................................................   152,800  1,119,474
    Nichia Steel Works, Ltd...........................................   175,900    451,193
    Nihon Kagaku Sangyo Co., Ltd......................................    78,000    511,142
    Nihon Nohyaku Co., Ltd............................................   225,000    987,302
    Nihon Parkerizing Co., Ltd........................................   240,000  3,369,822
    Nihon Seiko Co., Ltd..............................................     4,000     11,535
    Nihon Yamamura Glass Co., Ltd.....................................   490,000  1,072,678
   #Nippon Carbide Industries Co., Inc................................   270,000    365,728
    Nippon Chemical Industrial Co., Ltd...............................   287,000    401,088
    Nippon Chutetsukan K.K............................................    50,000    105,133
   #Nippon Chuzo K.K..................................................   111,000    127,907
    Nippon Coke & Engineering Co., Ltd................................ 1,009,000  1,223,296
   #Nippon Concrete Industries Co., Ltd...............................   180,000    514,613
    Nippon Denko Co., Ltd.............................................   444,000  1,393,229
    Nippon Fine Chemical Co., Ltd.....................................    85,600    567,842
   #Nippon Kasei Chemical Co., Ltd....................................   309,000    411,355
  #*Nippon Kinzoku Co., Ltd...........................................   222,000    302,026
    Nippon Koshuha Steel Co., Ltd.....................................   376,000    381,476
    Nippon Light Metal Co., Ltd....................................... 2,362,000  2,566,971
  #*Nippon Metal Industry Co., Ltd....................................   557,000    338,562
    Nippon Pigment Co., Ltd...........................................    21,000     53,716
    Nippon Pillar Packing Co., Ltd....................................    83,000    623,077
    Nippon Soda Co., Ltd..............................................   655,000  2,703,728
    Nippon Synthetic Chemical Industry Co., Ltd. (The)................   256,000  1,510,233
    Nippon Valqua Industries, Ltd.....................................   337,000    923,383
   *Nippon Yakin Kogyo Co., Ltd.......................................   613,000    627,698
    Nissan Chemical Industries, Ltd...................................       300      3,147
    Nisshin Steel Co., Ltd............................................ 2,316,000  2,548,328

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
Materials -- (Continued)
    Nittetsu Mining Co., Ltd..........................................   375,000 $1,380,081
   #Nitto FC Co., Ltd.................................................    72,000    476,933
    NOF Corp..........................................................   728,000  3,510,082
    Ohara, Inc........................................................     8,400     73,496
   #Okabe Co., Ltd....................................................   186,900  1,128,884
    Okamoto Industries, Inc...........................................   400,000  1,650,787
    Okura Industrial Co., Ltd.........................................   305,000    690,064
   #Osaka Organic Chemical Industry, Ltd..............................    66,000    330,422
    Osaka Steel Co., Ltd..............................................    77,700  1,304,502
   #Osaka Titanium Technologies Co., Ltd..............................    89,600  2,634,807
    Pacific Metals Co., Ltd...........................................   735,000  2,608,791
    Pack Corp. (The)..................................................    66,300  1,123,501
  #*Rasa Industries, Ltd..............................................   331,000    305,576
    Riken Technos Corp................................................   197,000    552,008
   *S Science Co., Ltd................................................ 2,704,000     69,222
    S.T. Chemical Co., Ltd............................................    77,000    880,396
    Sakai Chemical Industry Co., Ltd..................................   410,000  1,262,126
    Sakata INX Corp...................................................   196,000    945,960
    Sanyo Chemical Industries, Ltd....................................   305,000  1,848,765
    Sanyo Special Steel Co., Ltd......................................   522,300  1,919,649
    Sekisui Plastics Co., Ltd.........................................   209,000    634,198
    Shikoku Chemicals Corp............................................   184,000    999,760
    Shinagawa Refractories Co., Ltd...................................   224,000    460,311
    Shin-Etsu Polymer Co., Ltd........................................   224,100    952,305
    Shinko Wire Co., Ltd..............................................   184,000    304,646
    Somar Corp........................................................    42,000     91,679
   #Stella Chemifa Corp...............................................    43,600    778,186
   #Sumitomo Bakelite Co., Ltd........................................   890,000  3,680,707
    Sumitomo Light Metal Industries, Ltd.............................. 2,296,000  2,213,462
    Sumitomo Osaka Cement Co., Ltd.................................... 1,848,000  6,103,587
    Sumitomo Pipe & Tube Co., Ltd.....................................   108,100    892,376
    Sumitomo Seika Chemicals Co., Ltd.................................   223,000    833,458
    T. Hasegawa Co., Ltd..............................................   121,300  1,594,216
    Taisei Lamick Co., Ltd............................................    20,600    600,456
    Taiyo Holdings Co., Ltd...........................................    74,400  1,879,094
    Takasago International Corp.......................................   356,000  1,746,134
    Takiron Co., Ltd..................................................   304,000    969,962
   *Tanaka Chemical Corp..............................................     1,100      5,368
    Tayca Corp........................................................   151,000    441,998
    Tenma Corp........................................................    87,000    824,195
   #Titan Kogyo K.K...................................................   111,000    334,405
    Toagosei Co., Ltd................................................. 1,096,000  4,116,812
   #Toda Kogyo Corp...................................................   161,000    704,580
   #Toho Titanium Co., Ltd............................................   147,800  1,678,437
    Toho Zinc Co., Ltd................................................   576,000  1,881,818
    Tokai Carbon Co., Ltd............................................. 1,004,000  4,131,993
    Tokushu Tokai Paper Co., Ltd......................................   501,580  1,262,545
  #*Tokuyama Corp..................................................... 1,639,000  3,650,913
    Tokyo Ohka Kogyo Co., Ltd.........................................   180,800  3,806,523
   #Tokyo Rope Manufacturing Co., Ltd.................................   581,000    910,771
    Tokyo Steel Manufacturing Co., Ltd................................   519,800  1,921,460
    Tokyo Tekko Co., Ltd..............................................    64,000    204,613
    TOMOEGAWA CO., Ltd................................................   125,000    249,518
    Tomoku Co., Ltd...................................................   294,000    849,200
    Topy Industries, Ltd..............................................   848,000  2,197,520
    Toyo Ink SC Holdings Co., Ltd.....................................   867,000  3,123,854
    Toyo Kohan Co., Ltd...............................................   247,000    800,990
    TYK Corp..........................................................   138,000    275,621
    Ube Material Industries, Ltd......................................   226,000    463,083
    Wood One Co., Ltd.................................................   169,000    515,669
    Yodogawa Steel Works, Ltd.........................................   786,500  2,895,053

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES        VALUE++
                                                                            ------        -------
Materials -- (Continued)
   *Yuki Gosei Kogyo Co., Ltd.........................................      64,000 $      170,458
    Yushiro Chemical Industry Co., Ltd................................      47,100        470,511
                                                                                   --------------
Total Materials.......................................................                182,320,291
                                                                                   --------------
Telecommunication Services -- (0.1%)
   #eAccess, Ltd......................................................       9,583      1,749,583
   *Okinawa Cellular Telephone Co.....................................           8         17,565
                                                                                   --------------
Total Telecommunication Services......................................                  1,767,148
                                                                                   --------------
Utilities -- (0.5%)
    Hokkaido Gas Co., Ltd.............................................     210,000        674,869
    Hokuriku Gas Co., Ltd.............................................      99,000        259,220
    Okinawa Electric Power Co., Ltd...................................      70,571      1,915,179
    Saibu Gas Co., Ltd................................................   1,430,000      3,824,482
    Shizuoka Gas Co., Ltd.............................................     246,000      1,591,932
                                                                                   --------------
Total Utilities.......................................................                  8,265,682
                                                                                   --------------
TOTAL COMMON STOCKS...................................................              1,649,323,804
                                                                                   --------------
RIGHTS/WARRANTS -- (0.0%)
   *Oak Capital Corp. Warrants 08/31/12...............................      53,135             --
                                                                                   --------------

                                                                         SHARES/
                                                                          FACE
                                                                         AMOUNT
                                                                          (000)            VALUE+
                                                                          -----            ------
SECURITIES LENDING COLLATERAL -- (10.7%)
(S)@DFA Short Term Investment Fund.................................... 198,000,000    198,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%,
     08/01/12 (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%,
     07/01/42, valued at $658,467) to be repurchased at $645,559......        $646        645,556
                                                                                   --------------
TOTAL SECURITIES LENDING COLLATERAL...................................                198,645,556
                                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,012,710,975)^^............................................             $1,847,969,360
                                                                                   ==============

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                    LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                    ------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary...........   --    $  371,795,211   --    $  371,795,211
  Consumer Staples.................   --       166,912,852   --       166,912,852
  Energy...........................   --        16,182,992   --        16,182,992
  Financials.......................   --       185,017,357   --       185,017,357
  Health Care......................   --        81,708,453   --        81,708,453
  Industrials......................   --       455,446,052   --       455,446,052
  Information Technology...........   --       179,907,766   --       179,907,766
  Materials........................   --       182,320,291   --       182,320,291
  Telecommunication Services.......   --         1,767,148   --         1,767,148
  Utilities........................   --         8,265,682   --         8,265,682
Rights/Warrants....................   --                --   --                --
Securities Lending Collateral......   --       198,645,556   --       198,645,556
                                      --    --------------   --    --------------
TOTAL..............................   --    $1,847,969,360   --    $1,847,969,360
                                      ==    ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                          SHARES    VALUE++
                                                                          ------    -------
COMMON STOCKS -- (81.2%)
AUSTRALIA -- (50.3%)
   *AAT Corp., Ltd....................................................     9,992 $       --
  #*ABM Resources NL.................................................. 4,447,721    181,383
   *Acacia Coal, Ltd..................................................    88,692      2,042
   *Acer Energy, Ltd..................................................   229,729     29,856
   *Acrux, Ltd........................................................   703,625  2,793,044
    Adelaide Brighton, Ltd............................................ 1,932,792  6,794,825
   #Aditya Birla Minerals, Ltd........................................   878,000    379,657
   *AED Oil, Ltd......................................................   363,401         --
  #*Ainsworth Game Technology, Ltd....................................   361,760    846,641
   *AJ Lucas Group, Ltd...............................................   317,969    334,904
  #*Alchemia, Ltd.....................................................   724,903    374,932
  #*Alcyone Resources, Ltd............................................ 4,043,277    147,285
    Alesco Corp., Ltd.................................................   457,971    982,384
  #*Alkane Resources, Ltd............................................. 1,255,636  1,068,556
   *Alliance Resources, Ltd...........................................   444,483     85,477
  #*Altona Mining, Ltd................................................ 1,108,169    311,401
    Alumina, Ltd......................................................    79,006     55,614
   *Amadeus Energy, Ltd...............................................   819,137    176,028
    Amalgamated Holdings, Ltd.........................................   462,896  3,228,910
    Amcom Telecommunications, Ltd.....................................   556,812    689,157
  #*Ampella Mining, Ltd...............................................   225,174    114,107
    Ansell, Ltd.......................................................   503,479  7,000,185
  #*Antares Energy, Ltd...............................................   937,175    411,335
   *AP Eagers, Ltd....................................................   220,735    833,621
   #APN News & Media, Ltd............................................. 2,103,322  1,178,384
  #*Aquarius Platinum, Ltd............................................ 1,550,854    963,058
  #*Aquila Resources, Ltd.............................................   142,394    314,919
  #*Arafura Resources, Ltd............................................ 1,093,749    188,393
    ARB Corp., Ltd....................................................   347,600  3,471,260
    Ariadne Australia, Ltd............................................   267,324     97,392
   #Aristocrat Leisure, Ltd........................................... 2,580,305  6,382,050
    Arrium, Ltd....................................................... 6,037,433  4,511,901
   #ASG Group, Ltd....................................................   442,001    393,314
   *Aspire Mining, Ltd................................................   902,429    107,751
   *Astron Corp., Ltd.................................................    34,680     44,883
  #*Atlantic, Ltd.....................................................   238,482    110,739
  #*Aurora Oil & Gas, Ltd............................................. 1,371,383  4,890,485
    Ausdrill, Ltd..................................................... 1,466,628  5,107,754
    Ausenco, Ltd......................................................   343,044  1,106,103
  #*Ausgold, Ltd......................................................    52,096     20,641
   #Austal, Ltd.......................................................   581,980    980,595
    Austbrokers Holdings, Ltd.........................................    97,492    747,004
    Austin Engineering, Ltd...........................................   188,444    830,810
   *Austpac Resources NL.............................................. 2,524,951     76,958
   *Australian Agricultural Co., Ltd..................................   923,263  1,068,208
    Australian Infrastructure Fund NL................................. 3,606,473  9,777,256
    Australian Pharmaceutical Industries, Ltd......................... 2,452,401    897,871
    Automotive Holdings Group NL......................................   586,489  1,589,211
  #*Avanco Resources, Ltd............................................. 2,010,636    123,418
   *Avita Medical, Ltd................................................    58,058     10,054
   #AVJennings, Ltd................................................... 5,185,036  1,738,738
    AWE, Ltd.......................................................... 2,111,897  3,257,491
   *Azimuth Resources, Ltd............................................   398,859    146,114
  #*Azumah Resources, Ltd.............................................   737,953    100,607
   *Ballarat South Gold, Ltd..........................................     1,996         --
  #*Bandanna Energy, Ltd..............................................   622,869    187,569
    Bank of Queensland, Ltd...........................................   750,330  5,997,231
  #*Bannerman Resources, Ltd..........................................   332,217     36,249

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                           SHARES    VALUE++
                                                                           ------    -------
AUSTRALIA -- (Continued)
  #*Bathurst Resources, Ltd...........................................    767,231 $  231,422
   *BC Iron, Ltd......................................................    258,613    694,420
   #Beach Energy, Ltd.................................................  5,460,246  6,258,593
  #*Beadell Resources, Ltd............................................  1,500,515  1,024,665
  #*Berkeley Resources, Ltd...........................................    434,006    180,846
    Beyond International, Ltd.........................................     61,256     51,499
   #Billabong International, Ltd......................................  1,600,753  2,258,220
  #*Bionomics, Ltd....................................................    357,292     93,537
   *Biota Holdings, Ltd...............................................  1,027,571    724,450
   *Bisalloy Steel Group, Ltd.........................................     93,800    133,259
   #Blackmores, Ltd...................................................     76,950  2,358,598
  #*Blackthorn Resources, Ltd. (6089070)..............................     95,894    114,155
   *Blackthorn Resources, Ltd. (B8K93W5)..............................     17,097     20,572
   *BlueScope Steel, Ltd.............................................. 13,572,369  3,748,929
    Boart Longyear, Ltd...............................................  2,638,658  6,279,475
   *Boom Logistics, Ltd...............................................    763,163    199,953
   *Boulder Steel, Ltd................................................  1,285,101     37,267
   #Bradken, Ltd......................................................  1,022,589  5,314,009
   *Breville Group, Ltd...............................................    598,466  2,998,221
   #Brickworks, Ltd...................................................    132,797  1,407,738
    BSA, Ltd..........................................................    666,656    153,795
    BT Investment Management, Ltd.....................................    193,869    356,891
  #*Buccaneer Energy, Ltd.............................................  3,226,929    161,739
  #*Buru Energy, Ltd..................................................    534,065  1,892,105
   #Cabcharge Australia, Ltd..........................................    562,463  3,300,355
   *Calliden Group, Ltd...............................................    389,687     55,023
   *Cape Lambert Resources, Ltd.......................................    373,413    128,481
   *Cape Range Wireless, Ltd..........................................      7,260         --
   *Capral, Ltd.......................................................     58,499      9,162
   #Cardno, Ltd.......................................................    505,707  4,421,844
  #*Carnarvon Petroleum, Ltd..........................................  3,885,525    424,869
   *Carnegie Wave Energy, Ltd.........................................    263,165     12,675
   #carsales.com, Ltd.................................................  1,220,399  8,055,488
   #Cash Converters International, Ltd................................  1,185,983    892,706
   *CDS Technologies, Ltd.............................................     13,276         --
    Cedar Woods Properties, Ltd.......................................    132,050    511,556
   *Centaurus Metals, Ltd.............................................    143,557     54,158
  #*Central Petroleum, Ltd............................................  1,759,865    210,798
   *Centrebet International, Ltd. Claim Units.........................     81,336         --
   *Centrex Metals, Ltd...............................................     51,889      9,777
  #*Ceramic Fuel Cells, Ltd. (B01D126)................................  4,258,202    231,260
   *Ceramic Fuel Cells, Ltd. (B807HG1)................................  1,064,550         --
  #*Cerro Resources NL................................................  1,961,035    146,539
  #*CGA Mining, Ltd...................................................     10,124     21,233
  #*Chalice Gold Mines, Ltd...........................................    320,684     73,674
    Challenger, Ltd...................................................    198,545    695,519
    Chandler Macleod Group, Ltd.......................................    338,118    145,342
   *Chemeq, Ltd.......................................................    166,742         --
   *ChemGenex Pharmaceuticals, Ltd....................................    115,291      3,029
   *Chesser Resources, Ltd............................................    156,921     52,477
   *Citigold Corp., Ltd...............................................  3,765,806    252,027
   #Clarius Group, Ltd................................................  1,126,662    519,670
   *Clinuvel Pharmaceuticals, Ltd.....................................    118,435    205,975
   #Clough, Ltd.......................................................  1,527,345  1,119,693
    Clover Corp., Ltd.................................................    269,348    113,314
   *CO2 Group, Ltd....................................................    844,559    123,661
  #*Coal of Africa, Ltd...............................................    668,800    295,308
  #*Coalspur Mines, Ltd...............................................  1,239,823    782,486
  #*Cobar Consolidated Resources, Ltd.................................    112,626     74,470
  #*Cockatoo Coal, Ltd................................................  3,318,970    569,572
    Codan, Ltd........................................................    157,127    251,410

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                           SHARES     VALUE++
                                                                           ------     -------
AUSTRALIA -- (Continued)
  #*Coffey International, Ltd.........................................  1,048,636 $   382,169
    Collection House, Ltd.............................................  1,845,943   1,584,006
   *Comet Ridge, Ltd..................................................     65,567       9,283
   #Consolidated Media Holdings, Ltd..................................  1,276,820   4,538,480
   *Continental Coal, Ltd.............................................  1,180,827     107,377
   *Cooper Energy, Ltd................................................    336,842     163,438
    Coventry Group, Ltd...............................................    144,778     413,381
   #Credit Corp. Group, Ltd...........................................    110,382     751,419
   *Crusader Resources, Ltd...........................................    155,861     102,289
   #CSG, Ltd..........................................................    674,612     511,390
   #CSR, Ltd..........................................................  2,491,176   3,246,499
    CTI Logistics, Ltd................................................      7,200      10,666
  #*Cudeco, Ltd.......................................................    399,317   1,386,646
  #*Cue Energy Resources, Ltd.........................................  1,378,665     230,105
   #Data#3, Ltd.......................................................    305,808     378,895
   #David Jones, Ltd..................................................  3,152,271   8,038,567
   #Decmil Group, Ltd.................................................    655,425   1,781,554
   *Deep Yellow, Ltd. (6480275).......................................    850,894      34,688
   *Deep Yellow, Ltd. (B88LQD5).......................................    189,087       7,750
   #Devine, Ltd.......................................................    497,498     276,560
  #*Discovery Metals, Ltd.............................................  1,249,162   1,733,092
    Domino's Pizza Enterprises, Ltd...................................     14,892     143,157
   *Downer EDI, Ltd...................................................  1,857,964   5,883,819
   *Dragon Mining, Ltd................................................    171,966     122,938
  #*Drillsearch Energy, Ltd. (6280271)................................  1,537,657   1,853,560
   *Drillsearch Energy, Ltd. (B8JXF22)................................    226,242     274,609
    DUET Group........................................................  4,637,733  10,110,604
   #DuluxGroup, Ltd...................................................  2,167,142   6,979,686
   #DWS, Ltd..........................................................    278,315     451,996
   *Dyesol, Ltd.......................................................    169,845      17,676
  #*Elders, Ltd.......................................................  1,419,921     341,449
  #*Elemental Minerals, Ltd...........................................    388,188     281,280
   *Ellect Holdings, Ltd..............................................        482          --
    Emeco Holdings, Ltd...............................................  2,172,998   1,725,239
   *Empire Oil & Gas NL...............................................    427,500       6,296
  #*Energy Resources of Australia, Ltd................................    684,442     992,709
  #*Energy World Corp., Ltd...........................................  4,025,738   1,997,948
   *Enero Group, Ltd..................................................     20,635      11,276
   *Engenco, Ltd......................................................     22,880       6,018
   *Entek Energy, Ltd.................................................    920,744     130,027
   #Envestra, Ltd.....................................................  5,386,882   4,849,915
  #*Equatorial Resources, Ltd.........................................    176,571     349,956
   *Eureka Energy, Ltd................................................    294,134     139,097
   #Euroz, Ltd........................................................     81,100      83,276
   *Evolution Mining, Ltd.............................................  1,644,550   2,656,140
   #Exco Resources, Ltd...............................................    429,909      65,451
   #Fairfax Media, Ltd................................................  3,010,410   1,650,048
    Fantastic Holdings, Ltd...........................................    355,613     858,296
  #*FAR, Ltd..........................................................  8,225,394     427,742
    Finbar Group, Ltd.................................................     58,051      63,646
   *Finders Resources, Ltd............................................      7,442       1,862
   #FKP Property Group, Ltd...........................................  3,177,933   1,246,073
   #Fleetwood Corp., Ltd..............................................    304,802   4,171,412
    FlexiGroup, Ltd...................................................    597,372   1,914,532
   #Flight Centre, Ltd................................................    192,954   4,287,621
   *Flinders Mines, Ltd...............................................  6,909,293     792,561
   *Focus Minerals, Ltd............................................... 19,167,915     702,461
   *Forest Enterprises Australia, Ltd.................................  2,849,173          --
   #Forge Group, Ltd..................................................    252,731   1,135,698
   *Forte Energy NL...................................................    471,243       9,472
    G8 Education, Ltd.................................................     70,212      70,505

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
AUSTRALIA -- (Continued)
  #*Galaxy Resources, Ltd.............................................   760,450 $  377,779
    Gazal Corp., Ltd..................................................   104,542    200,167
  #*Geodynamics, Ltd.................................................. 1,015,653    111,252
  #*Gindalbie Metals, Ltd............................................. 2,600,255  1,081,182
   *Global Construction Services, Ltd.................................     1,832      2,349
  #*Gold Road Resources, Ltd..........................................   141,504     24,327
  #*Golden Rim Resources, Ltd.........................................   722,577     79,654
   #Goodman Fielder, Ltd.............................................. 8,296,037  4,218,282
   *GrainCorp, Ltd....................................................   759,612  7,317,291
    Grange Resources, Ltd............................................. 1,245,669    466,432
  #*Great Southern, Ltd............................................... 9,302,784         --
  #*Greenland Minerals & Energy, Ltd..................................   711,078    292,706
  #*Gryphon Minerals, Ltd............................................. 1,673,195  1,189,016
   #GUD Holdings, Ltd.................................................   450,925  4,024,749
   *Gujarat NRE Coking Coal, Ltd......................................   119,865     20,622
  #*Gunns, Ltd........................................................ 2,872,620    483,011
   #GWA Group, Ltd.................................................... 1,206,755  2,659,114
   *Hastie Group, Ltd.................................................    81,042         --
  #*Havilah Resources NL..............................................   258,836    173,878
    HFA Holdings, Ltd.................................................   235,865    174,744
    HGL, Ltd..........................................................   102,586     77,463
  #*Highlands Pacific, Ltd............................................ 2,651,500    468,508
  #*Hillgrove Resources, Ltd.......................................... 1,053,747     80,293
   #Hills Holdings, Ltd............................................... 1,006,582  1,130,582
  #*Horizon Oil, Ltd.................................................. 4,487,756  1,279,812
   *Hutchison Telecommunications Australia, Ltd....................... 3,423,618    115,444
  #*Icon Energy, Ltd.................................................. 1,701,528    372,510
   *IDM International, Ltd............................................    23,969      2,053
   #iiNet, Ltd........................................................   664,344  2,262,461
    Imdex, Ltd........................................................ 1,061,080  1,735,790
   #IMF Australia, Ltd................................................   314,016    500,841
  #*IMX Resources, Ltd................................................   594,082    122,942
   #Independence Group NL............................................. 1,024,848  3,343,299
   *Indo Mines, Ltd...................................................    81,968     13,675
   *Indophil Resources NL............................................. 3,118,946  1,071,499
    Industrea, Ltd.................................................... 1,478,422  1,936,795
  #*Infigen Energy, Ltd............................................... 1,792,781    421,897
    Infomedia, Ltd.................................................... 1,458,074    321,026
   *Integra Mining, Ltd............................................... 3,714,022  1,207,678
    Integrated Research, Ltd..........................................   261,513    240,448
  #*Intrepid Mines, Ltd............................................... 1,794,707    411,611
   #Invocare, Ltd.....................................................   633,106  5,914,982
    IOOF Holdings, Ltd................................................ 1,074,600  7,021,016
   #Iress, Ltd........................................................   603,773  4,240,062
  #*Iron Ore Holdings, Ltd............................................   336,216    286,323
  #*Ivanhoe Australia, Ltd............................................   396,947    178,703
   #JB Hi-Fi, Ltd.....................................................   582,072  5,384,924
   *Jupiter Mines, Ltd................................................   465,443     82,714
   #K&S Corp., Ltd....................................................   220,226    318,322
  #*Kagara, Ltd....................................................... 1,945,393    245,328
  #*Kangaroo Resources, Ltd........................................... 2,874,627    269,585
   *Karoon Gas Australia, Ltd.........................................   667,086  2,573,976
  #*Kasbah Resources, Ltd.............................................   478,599     99,595
   #Kingsgate Consolidated, Ltd.......................................   770,830  3,255,648
   #Kingsrose Mining, Ltd.............................................   688,387    825,124
   *Lednium, Ltd......................................................   195,019     16,396
  #*Linc Energy, Ltd.................................................. 1,497,847    833,394
  #*Liquefied Natural Gas, Ltd........................................   595,144    226,850
    Little World Beverages, Ltd.......................................       502      2,752
    Lycopodium, Ltd...................................................    57,046    398,135
   *M2 Telecommunications Group, Ltd..................................   595,839  2,020,881

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CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
AUSTRALIA -- (Continued)
   #MacMahon Holdings, Ltd............................................ 3,532,236 $2,225,087
   *Macquarie Atlas Roads Group NL.................................... 1,535,838  2,098,612
    Macquarie Telecom Group, Ltd......................................    35,019    328,511
  #*Marengo Mining, Ltd............................................... 1,428,204    178,645
   #Matrix Composites & Engineering, Ltd..............................   158,693    318,194
    MaxiTRANS Industries, Ltd.........................................   942,578    651,910
   *Mayne Pharma Group, Ltd...........................................   205,191     77,186
    McGuigan Simeon Wines, Ltd........................................ 2,437,348    923,391
   #McMillan Shakespeare, Ltd.........................................   235,687  2,927,876
    McPherson's, Ltd..................................................   303,441    550,701
   #Medusa Mining, Ltd................................................   844,923  4,253,628
    Melbourne IT, Ltd.................................................   440,506    823,019
   *MEO Australia, Ltd................................................   681,039    184,406
   #Mermaid Marine Australia, Ltd..................................... 1,078,617  2,955,542
  #*Mesoblast, Ltd....................................................   169,618  1,115,565
  #*Metals X, Ltd.....................................................   173,131     21,764
   *Metgasco, Ltd.....................................................   667,052    131,898
   *Metminco, Ltd..................................................... 1,879,249    160,265
   *MetroCoal, Ltd....................................................    68,725     18,170
  #*MHM Metals, Ltd...................................................   287,217     97,163
   *Miclyn Express Offshore, Ltd......................................   662,257  1,299,956
    Mincor Resources NL............................................... 1,004,969    673,217
   *Minemakers, Ltd...................................................   113,803     16,630
  #*Mineral Deposits, Ltd.............................................   306,156  1,454,455
    Mineral Resources, Ltd............................................   377,669  3,146,103
  #*Mirabela Nickel, Ltd.............................................. 2,693,751    743,644
  #*Molopo Energy, Ltd................................................ 1,186,993    520,857
   *Moly Mines, Ltd...................................................    25,253      3,554
   #Monadelphous Group, Ltd...........................................   319,624  7,261,026
   *Morning Star Gold NL..............................................   332,749     38,465
   #Mortgage Choice, Ltd..............................................   631,109    959,260
   #Mount Gibson Iron, Ltd............................................ 3,038,008  3,021,380
  #*Murchison Metals, Ltd............................................. 1,229,022    623,407
   #Myer Holdings, Ltd................................................ 3,564,925  6,833,741
    MyState, Ltd......................................................    34,281    119,551
   *Nanosonics, Ltd...................................................   259,364    138,550
   #Navitas, Ltd...................................................... 1,189,617  4,835,888
   *New Guinea Energy, Ltd............................................   359,345     15,432
  #*NewSat, Ltd.......................................................   405,515    214,307
   *Nexus Energy, Ltd................................................. 4,998,176    699,082
  #*NIB Holdings, Ltd................................................. 1,322,671  2,177,540
   *Nido Petroleum, Ltd............................................... 6,093,154    233,658
  #*Noble Mineral Resources, Ltd......................................   859,168    139,953
    Norfolk Group, Ltd................................................   361,653    386,220
   *Northern Iron, Ltd................................................   599,344    735,937
  #*Northern Star Resources, Ltd...................................... 1,454,940  1,341,738
   *Norton Gold Fields, Ltd...........................................   561,526    156,437
    NRW Holdings, Ltd................................................. 1,174,775  3,532,937
  #*NuCoal Resources, Ltd.............................................   429,538     89,661
    Nufarm, Ltd.......................................................   817,424  4,663,747
   #Oakton, Ltd.......................................................   378,695    482,224
  #*Oilex, Ltd........................................................   247,428     23,662
  #*OPUS Group, Ltd...................................................    75,859     42,329
  #*Orocobre, Ltd.....................................................   257,530    444,338
   #OrotonGroup, Ltd..................................................    89,607    735,156
   *Otto Energy, Ltd.................................................. 1,936,175    170,193
    Pacific Brands, Ltd............................................... 4,412,120  2,400,847
   *Pacific Niugini, Ltd..............................................   200,616     43,851
  #*Paladin Energy, Ltd............................................... 4,096,983  4,962,363
   *Pan Pacific Petroleum NL.......................................... 1,094,343    160,930
   *PanAust, Ltd...................................................... 1,025,303  2,536,251

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
AUSTRALIA -- (Continued)
  #*Pancontinental Oil & Gas NL....................................... 1,057,588 $  223,376
   #Panoramic Resources, Ltd..........................................   971,509    601,539
   *PaperlinX, Ltd.................................................... 2,814,406    147,051
  #*Papillon Resources, Ltd...........................................    32,010     35,499
    Patties Foods, Ltd................................................    36,136     60,692
  #*Peak Resources, Ltd...............................................   288,357     50,946
   #Peet, Ltd......................................................... 1,096,798    759,161
   *Peninsula Energy, Ltd............................................. 5,178,834    161,609
  #*Perilya, Ltd...................................................... 1,482,070    395,108
   #Perpetual Trustees Australia, Ltd.................................   226,579  5,653,235
  #*Perseus Mining, Ltd............................................... 1,605,654  3,816,520
  #*Pharmaxis, Ltd.................................................... 1,018,699  1,187,548
   *Phosphagenics, Ltd................................................ 1,659,005    243,073
   *Plantcorp NL......................................................     4,329         --
  #*Platinum Australia, Ltd........................................... 1,442,661    101,578
  #*Pluton Resources, Ltd.............................................   538,056     96,125
    PMP, Ltd.......................................................... 2,395,607    830,518
   *Poseidon Nickel, Ltd..............................................   436,181     41,981
   #Premier Investments, Ltd..........................................   278,643  1,428,059
  #*Prima Biomed, Ltd................................................. 2,338,194    291,282
    Primary Health Care, Ltd.......................................... 1,960,174  6,193,442
    Prime Media Group, Ltd............................................ 1,777,139  1,288,461
   #PrimeAg, Ltd......................................................   213,399    238,630
    Programmed Maintenance Service, Ltd...............................   550,149  1,234,931
   *QRxPharma, Ltd....................................................   173,666    129,895
   *Quickstep Holdings, Ltd...........................................   462,355     84,540
   *Ramelius Resources, Ltd........................................... 1,512,836    787,319
  #*Range Resources, Ltd.............................................. 1,456,711    123,473
    RCR Tomlinson, Ltd................................................ 1,056,974  1,846,853
   #REA Group, Ltd....................................................   216,612  3,109,503
    Reckon, Ltd.......................................................   271,858    607,477
   *Red 5, Ltd........................................................     9,022     11,548
   *Red Fork Energy, Ltd..............................................   947,137    739,830
    Redflex Holdings, Ltd.............................................   377,855    811,195
    Reece Australia, Ltd..............................................   238,457  4,516,147
  #*Reed Resources, Ltd...............................................   698,001    131,639
   *Regis Resources, Ltd.............................................. 1,364,646  6,472,703
   #Reject Shop, Ltd. (The)...........................................   122,036  1,258,042
   *Resolute Mining, Ltd.............................................. 3,133,646  4,435,788
  #*Resource & Investment NL..........................................   353,895    109,729
   *Resource Equipment, Ltd...........................................   118,411     46,476
   *Resource Generation, Ltd..........................................   338,381     85,337
   #Retail Food Group, Ltd............................................    69,955    190,862
  #*Rex Minerals, Ltd.................................................   469,315    394,946
  #*Rialto Energy, Ltd................................................ 1,967,580    358,500
   #Ridley Corp., Ltd................................................. 1,283,068  1,403,288
   *RiverCity Motorway Group, Ltd..................................... 1,563,354         --
  #*Robust Resources, Ltd.............................................   136,513    111,766
   *Roc Oil Co., Ltd.................................................. 6,490,268  1,889,325
    Runge, Ltd........................................................    30,702     11,579
   #Ruralco Holdings, Ltd.............................................    88,651    330,406
   #SAI Global, Ltd................................................... 1,180,630  5,536,530
  #*Salinas Energy, Ltd............................................... 1,712,515    702,371
   #Salmat, Ltd.......................................................   664,807  1,570,140
  #*Samson Oil & Gas, Ltd............................................. 7,175,499    389,915
  #*Sandfire Resources NL.............................................   394,850  2,905,150
  #*Saracen Mineral Holdings, Ltd..................................... 2,686,129  1,338,203
    Schaffer Corp., Ltd...............................................    33,766    137,562
    Sedgman, Ltd......................................................   443,054    676,856
   #Seek, Ltd.........................................................   666,916  4,238,130
   #Select Harvests, Ltd..............................................   303,880    413,897

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

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CONTINUED


                                                                          SHARES     VALUE++
                                                                          ------     -------
AUSTRALIA -- (Continued)
  #*Senex Energy, Ltd................................................. 3,522,445 $ 2,264,389
    Servcorp, Ltd.....................................................   301,327     898,623
    Service Stream, Ltd............................................... 1,432,710     590,958
   *Seven Group Holdings, Ltd.........................................     1,918      14,517
  #*Seven West Media, Ltd.............................................   299,791     486,616
   #Sigma Pharmaceuticals, Ltd........................................ 4,898,960   3,095,588
   *Sihayo Gold, Ltd..................................................   603,971      88,992
  #*Silex System, Ltd.................................................   545,788   2,200,029
   *Silver Lake Resources, Ltd........................................ 1,125,179   3,140,332
   *Sipa Resources International NL...................................   706,804      65,887
   #Sirtex Medical, Ltd...............................................   219,105   1,457,327
   #Skilled Group, Ltd................................................   492,016   1,132,571
    Slater & Gordon, Ltd..............................................    24,701      49,359
   #SMS Management & Technology, Ltd..................................   435,122   2,607,720
   *Southern Cross Electrical Engineering, Ltd........................    21,171      26,580
    Southern Cross Media Group, Ltd................................... 2,546,520   3,137,184
    Spark Infrastructure Group, Ltd................................... 5,579,889   9,538,467
  #*Specialty Fashion Group, Ltd......................................   809,557     423,544
  #*St. Barbara, Ltd.................................................. 1,946,083   2,826,214
   *Starpharma Holdings, Ltd..........................................   962,091   1,470,131
  #*Straits Resources, Ltd............................................   917,602     110,167
   *Strike Energy, Ltd................................................ 1,230,120     192,527
    Structural Systems, Ltd...........................................   138,772     104,504
    STW Communications Group, Ltd..................................... 1,087,599   1,061,538
  #*Sundance Energy Australia, Ltd.................................... 1,009,945     440,570
   *Sundance Resources, Ltd........................................... 8,756,539   3,062,727
   *Sunland Group, Ltd................................................   741,191     684,707
    Super Retail Group, Ltd........................................... 1,291,875  10,366,701
    Swick Mining Services, Ltd........................................    87,194      22,298
  #*Talent2 International, Ltd........................................   472,312     383,071
   *Talisman Mining, Ltd..............................................   217,981      63,786
  #*Tanami Gold NL....................................................   569,930     444,949
   *Tap Oil, Ltd...................................................... 1,450,696     963,102
   #Tassal Group, Ltd.................................................   626,912     832,506
   #Technology One, Ltd............................................... 1,322,653   1,730,669
   #Ten Network Holdings, Ltd......................................... 5,185,547   2,573,526
   *Terramin Australia, Ltd...........................................   100,290       4,092
  #*Texon Petroleum, Ltd..............................................   871,211     431,437
   #TFS Corp., Ltd.................................................... 1,393,854     612,714
  #*Thakral Holdings Group, Ltd....................................... 2,559,697   2,042,106
   *ThinkSmart, Ltd...................................................   175,934      35,095
    Thorn Group, Ltd..................................................   370,228     618,295
  #*Tiger Resources, Ltd.............................................. 1,751,101     529,119
   *Tissue Therapies, Ltd.............................................    41,469      20,795
   *Toro Energy, Ltd..................................................    70,156       4,936
   #Tox Free Solutions, Ltd...........................................   461,406   1,209,851
   #TPG Telecom, Ltd.................................................. 1,569,063   3,180,802
    Transfield Services, Ltd.......................................... 2,144,148   4,133,805
  #*Transpacific Industries Group, Ltd................................ 4,533,180   3,656,861
   #Troy Resources, Ltd...............................................   406,854   1,694,235
    Trust Co., Ltd. (The).............................................    89,605     497,625
   #UGL, Ltd..........................................................    59,049     805,715
   *Unity Mining, Ltd................................................. 2,433,889     265,920
    UXC, Ltd.......................................................... 1,169,545     776,811
   *VDM Group, Ltd.................................................... 1,684,753      63,051
  #*Venture Minerals, Ltd.............................................   450,858     131,432
   *Venturex Resources, Ltd...........................................    42,171       1,971
    Village Roadshow, Ltd.............................................   855,994   2,827,020
  #*Virgin Australia Holdings, Ltd. (B43DQC7)......................... 7,648,897   3,238,679
   *Virgin Australia Holdings, Ltd. (B7L5734)......................... 7,648,897      40,191
    Warrnambool Cheese & Butter Factory Co. Holding, Ltd..............     1,203       4,251

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

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CONTINUED


                                                                           SHARES      VALUE++
                                                                           ------      -------
AUSTRALIA -- (Continued)
   #Watpac, Ltd.......................................................    711,698 $    543,640
    WDS, Ltd..........................................................    375,342      188,334
   #Webjet, Ltd.......................................................    356,064    1,274,087
    Webster, Ltd......................................................    144,737       78,584
   #Western Areas NL..................................................    765,031    2,794,934
  #*Western Desert Resouurces, Ltd....................................    225,143      162,126
   *Westgold Resources, Ltd...........................................     59,310        7,747
  #*White Energy Co., Ltd.............................................    643,913      204,840
    WHK Group, Ltd....................................................  1,202,433    1,124,216
   #Wide Bay Australia, Ltd...........................................     84,697      610,474
   *Willmott Forests, Ltd.............................................     17,224           --
  #*Windimurra Vanadium, Ltd..........................................    537,429           --
   #Wotif.com Holdings, Ltd...........................................    588,604    2,523,785
   *Yancoal Australia, Ltd. (B7TY454).................................    232,730      606,545
   *Yancoal Australia, Ltd. (B84LB45).................................    232,730      204,220
  #*YTC Resources, Ltd................................................    104,200       20,698
                                                                                  ------------
TOTAL AUSTRALIA.......................................................             547,286,570
                                                                                  ------------
CHINA -- (0.1%)
   *Apollo Solar Energy Technology Holdings, Ltd...................... 19,976,000      535,294
  #*China Public Procurement, Ltd.....................................  5,230,000           --
    China XLX Fertiliser, Ltd.........................................    521,000      138,012
   *Skyfame Realty Holdings, Ltd......................................  2,963,625      214,257
                                                                                  ------------
TOTAL CHINA...........................................................                 887,563
                                                                                  ------------
HONG KONG -- (13.7%)
    Aeon Credit Service (Asia) Co., Ltd...............................    580,000      476,717
    Aeon Stores Hong Kong Co., Ltd....................................    234,000      673,125
    Alco Holdings, Ltd................................................  1,426,000      302,801
    Allan International Holdings, Ltd.................................    720,000      190,083
    Allied Group, Ltd.................................................    683,200    1,528,884
    Allied Overseas, Ltd..............................................     50,000       26,098
    Allied Properties, Ltd............................................ 12,297,857    1,581,280
   *Apac Resources, Ltd............................................... 12,720,000      407,527
    APT Satellite Holdings, Ltd.......................................  1,275,000      315,269
   *Ares Asia, Ltd....................................................    560,400       52,325
   *Artel Solutions Group Holdings, Ltd...............................  7,885,000       89,403
   *Artini China Co., Ltd.............................................  2,131,000       29,679
    Arts Optical International Holdings, Ltd..........................    730,000      210,952
    Asia Financial Holdings, Ltd......................................  2,474,908      882,736
    Asia Satellite Telecommunications Holdings, Ltd...................    962,000    2,622,308
    Asia Standard Hotel Group, Ltd.................................... 11,777,218    1,041,160
    Asia Standard International Group, Ltd............................ 13,333,185    2,025,998
    Associated International Hotels, Ltd..............................    980,000    2,081,322
    Aupu Group Holding Co., Ltd.......................................  2,504,000      180,076
    Automated Systems Holdings, Ltd...................................    378,000       49,926
    Bauhaus International Holdings, Ltd...............................    662,000      130,042
   *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd...................  1,154,000       18,734
   *Bel Global Resources Holdings, Ltd................................  2,576,000       47,170
   *Bio-Dynamic Group, Ltd............................................  2,544,000      212,213
   *Birmingham International Holdings, Ltd............................  6,502,000      127,446
    Bonjour Holdings, Ltd.............................................  5,496,000      818,136
    Bossini International Holdings, Ltd...............................  3,871,500      226,121
   *Brightoil Petroleum Holdings, Ltd.................................    525,000      102,259
  #*Burwill Holdings, Ltd.............................................  8,888,960      125,332
   *C Y Foundation Group, Ltd.........................................  2,350,000       21,213
    Cafe de Coral Holdings, Ltd.......................................    774,000    2,220,237
   *Capital Estate, Ltd...............................................  2,345,000       45,143
   *Carico Holdings, Ltd.............................................. 23,820,000      855,316
    Century City International Holdings, Ltd..........................  6,419,460      419,056
    Century Sunshine Group Holdings, Ltd..............................  3,655,000      114,063

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

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CONTINUED


                                                                           SHARES    VALUE++
                                                                           ------    -------
HONG KONG -- (Continued)
    Champion Technology Holdings, Ltd................................. 14,881,730 $  197,065
    Chen Hsong Holdings, Ltd..........................................    898,000    251,242
    Cheuk Nang Holdings, Ltd..........................................    386,457    149,238
    Chevalier International Holdings, Ltd.............................    737,482    879,707
   *China Best Group Holding, Ltd.....................................  2,701,400     30,336
   *China Billion Resources, Ltd......................................  4,876,000         --
   *China Boon Holdings, Ltd..........................................  6,200,000     77,963
   *China Daye Non-Ferrous Metals Mining, Ltd.........................  4,387,837    197,365
   *China Digicontent Co., Ltd........................................  2,710,000      3,495
   *China Digital Licensing Group, Ltd................................    770,000     18,620
   *China Electronics Corp. Holdings Co., Ltd.........................  2,888,250    253,923
   *China Energy Development Holdings, Ltd............................ 22,152,000    278,624
   *China Environmental Investment Holdings, Ltd......................  7,470,000    213,552
   *China Financial Services Holdings, Ltd............................    954,000     54,284
   *China Flavors & Fragrances Co., Ltd...............................    156,137     24,161
   *China Gamma Group, Ltd............................................  7,500,000    158,552
   *China Infrastructure Investment, Ltd..............................  8,680,000    228,528
   *China Investments Holdings, Ltd...................................    149,000      3,300
  #*China Mandarin Holdings, Ltd......................................    900,480     62,570
    China Metal International Holdings, Ltd...........................  2,582,000    457,899
   *China Motion Telecom International, Ltd...........................  1,131,000     13,140
    China Motor Bus Co., Ltd..........................................     50,000    387,557
   *China Nuclear Industry 23 International Corp., Ltd................  1,024,000    219,574
   *China Ocean Shipbuilding Industry Group, Ltd......................  2,017,000     17,883
   *China Oriental Culture Group, Ltd.................................  3,268,000     76,635
   *China Renji Medical Group, Ltd.................................... 12,784,000         --
  #*China Resources & Transportation Group, Ltd....................... 32,900,000  1,163,086
  #*China Solar Energy Holdings, Ltd.................................. 37,990,000    145,953
   *China Strategic Holdings, Ltd..................................... 12,585,000    210,463
    China Ting Group Holdings, Ltd....................................  2,443,151    122,529
   *China Tycoon Beverage Holdings, Ltd...............................  2,732,000     29,946
    China WindPower Group, Ltd........................................ 14,630,000    426,573
   *China Yunnan Tin Minerals Group Co., Ltd..........................     41,776      1,344
    China-Hongkong Photo Products Holdings, Ltd.......................  2,123,000    161,006
    Chinney Investments, Ltd..........................................  1,144,000    142,198
   #Chong Hing Bank, Ltd..............................................    878,000  1,399,689
   #Chow Sang Sang Holdings International, Ltd........................    161,000    327,353
    Chu Kong Shipping Enterprise Group Co., Ltd.......................  2,188,000    311,790
    Chuang's China Investments, Ltd...................................  3,388,000    188,627
    Chuang's Consortium International, Ltd............................  3,569,965    380,220
   *Chun Wo Development Holdings, Ltd.................................  2,002,926    105,426
   #Citic Telecom International Holdings, Ltd.........................  4,528,000    863,675
    City Telecom, Ltd.................................................  1,601,751    362,093
    CK Life Sciences International Holdings, Inc...................... 12,774,000    715,472
   *Climax International Co., Ltd.....................................          1         --
   *CNT Group, Ltd....................................................  8,315,264    401,938
    COL Capital, Ltd..................................................  2,625,840    371,091
    Computer & Technologies Holdings, Ltd.............................    232,000     46,661
   *Continental Holdings, Ltd.........................................  4,648,250     49,646
    Cosmos Machinery Enterprises, Ltd.................................  1,584,400     78,321
   *CP Lotus Corp., Ltd............................................... 11,420,000    265,003
    Cross-Harbour Holdings, Ltd. (The)................................    659,520    526,535
    CSI Properties, Ltd............................................... 10,476,383    478,581
   *CST Mining Group, Ltd............................................. 71,688,000  1,065,594
   *Culture Landmark Investment, Ltd.................................. 10,196,000     64,463
   *Culturecom Holdings, Ltd..........................................  1,785,000    289,505
   #Dah Sing Banking Group, Ltd.......................................  1,157,597  1,064,651
   #Dah Sing Financial Holdings, Ltd..................................    621,427  1,978,587
  #*Dan Form Holdings Co., Ltd........................................  3,261,260    351,541
   *Dejin Resources Group Co., Ltd....................................  3,137,500     41,120
    Dickson Concepts International, Ltd...............................    976,000    524,550

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CONTINUED


                                                                           SHARES    VALUE++
                                                                           ------    -------
HONG KONG -- (Continued)
    Dingyi Group Investment, Ltd......................................  5,497,500 $  128,884
   *Doxen Energy Group, Ltd...........................................    286,796     33,615
   *DVN Holdings, Ltd.................................................  1,954,000     58,717
    Dynamic Holdings, Ltd.............................................    226,000     36,768
    Eagle Nice International Holdings, Ltd............................  1,078,000    240,492
    EcoGreen Fine Chemicals Group, Ltd................................  1,112,000    182,145
   *EganaGoldpfeil Holdings, Ltd......................................  4,121,757         --
   *e-Kong Group, Ltd.................................................    290,000     14,960
    Emperor Entertainment Hotel, Ltd..................................  2,820,000    510,031
    Emperor International Holdings, Ltd...............................  5,928,753  1,215,305
    Emperor Watch & Jewellery, Ltd.................................... 17,710,000  1,585,322
   *ENM Holdings, Ltd................................................. 15,112,000    813,853
   *Enviro Energy International Holdings, Ltd.........................  4,138,000     88,198
   *EPI Holdings, Ltd.................................................  4,259,927     99,564
  #*Esprit Holdings, Ltd..............................................    427,100    512,995
   *eSun Holdings, Ltd................................................  2,554,000    327,586
    EVA Precision Industrial Holdings, Ltd............................  6,292,000    468,019
   *Ezcom Holdings, Ltd...............................................     72,576        449
    Fairwood, Ltd.....................................................    346,600    684,708
    Far East Consortium International, Ltd............................  4,612,271    835,827
   *Far East Technology International, Ltd............................    179,520      8,681
   *First Natural Foods Holdings, Ltd.................................  2,365,000         --
  #*Fook Woo Group Holdings, Ltd......................................    952,000    166,959
    Fountain SET Holdings, Ltd........................................  4,622,000    492,745
    Four Seas Mercantile Holdings, Ltd................................    592,000    186,678
   *Frasers Property China, Ltd....................................... 16,477,000    447,224
    Fujikon Industrial Holdings, Ltd..................................    456,000     87,939
    Get Nice Holdings, Ltd............................................ 19,044,000    782,728
   #Giordano International, Ltd.......................................  7,240,000  5,031,492
   *Global Tech Holdings, Ltd.........................................  4,598,000     18,577
   #Glorious Sun Enterprises, Ltd.....................................  2,682,000    831,092
    Gold Peak Industries Holding, Ltd.................................  3,118,642    309,215
    Golden Resources Development International, Ltd...................  3,330,500    151,810
   *Goldin Financial Holdings, Ltd....................................    480,000     53,199
   *Goldin Properties Holdings, Ltd...................................  3,044,000  1,758,715
    Golik Holdings, Ltd...............................................    250,500     20,429
   *Good Fellow Resources Holdings, Ltd...............................  1,670,000     50,025
   *Grande Holdings, Ltd..............................................    882,000     46,632
    Great Eagle Holdings, Ltd.........................................     70,160    176,849
   *Greenheart Group, Ltd.............................................  1,456,000     76,473
   *G-Resources Group, Ltd............................................ 56,784,000  3,313,517
   *Group Sense International, Ltd....................................  2,448,000     54,889
    Guangnan Holdings, Ltd............................................  2,249,600    256,973
   *Guotai Junan International Holdings, Ltd..........................    389,000    112,630
    Haitong International Securities Group, Ltd.......................  1,257,586    383,977
   *Hang Fung Gold Technology, Ltd....................................  1,972,482         --
   *Hans Energy Co., Ltd..............................................  6,608,000     81,017
    Harbour Centre Development, Ltd...................................    957,500  1,148,287
   *Hengli Commercial Properties Group, Ltd...........................     14,000        586
    High Fashion International, Ltd...................................    268,000     93,037
    HKR International, Ltd............................................  5,895,136  2,169,876
    Hon Kwok Land Investment Co., Ltd.................................    314,800    107,184
    Hong Kong & Shanghai Hotels, Ltd..................................     22,000     27,865
    Hong Kong Ferry Holdings, Ltd.....................................    809,300    685,608
    Hongkong Chinese, Ltd.............................................  4,774,000    735,299
   *Hop Fung Group Holdings, Ltd......................................    888,000     26,804
    Hsin Chong Construction Group, Ltd................................  1,569,658    177,765
   *Huafeng Group Holdings, Ltd.......................................  6,233,325    163,747
    Hung Hing Printing Group, Ltd.....................................  1,298,000    209,276
    Hutchison Telecommunications Hong Kong Holdings, Ltd..............    238,000    115,392
   *Hybrid Kinetic Group, Ltd......................................... 14,884,000    232,841

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CONTINUED


                                                                           SHARES    VALUE++
                                                                           ------    -------
HONG KONG -- (Continued)
   *HyComm Wireless, Ltd..............................................     89,090 $   16,835
   *I-Cable Communications, Ltd.......................................    531,000     21,463
   *IDT International, Ltd............................................  5,454,183     66,438
   *Imagi International Holdings, Ltd................................. 19,928,000    256,060
    IPE Group, Ltd....................................................  2,060,000    161,420
  #*IRC, Ltd..........................................................  1,922,000    167,273
  #*IT, Ltd...........................................................  2,814,532  1,173,154
    ITC Corp., Ltd....................................................    659,645     42,009
   *ITC Properties Group, Ltd.........................................  3,645,747  1,055,270
   *Jinhui Holdings, Ltd..............................................    345,000     57,031
    Jiuzhou Development Co., Ltd......................................  2,558,000    201,263
   *JLF Investment Co., Ltd...........................................  3,293,500    171,950
    Johnson Electric Holdings, Ltd....................................    189,500    110,714
    Joyce Boutique Holdings, Ltd......................................  1,530,000    121,560
    Junefield Department Store Group, Ltd.............................    208,000     11,095
   #K Wah International Holdings, Ltd.................................  5,959,967  2,167,736
    Kam Hing International Holdings, Ltd..............................  1,974,000    157,615
    Kantone Holdings, Ltd............................................. 11,245,145     93,936
   *Karl Thomson Holdings, Ltd........................................    834,000     46,246
    Karrie International Holdings, Ltd................................  1,111,600     77,502
    Keck Seng Investments (Hong Kong), Ltd............................    904,600    362,443
    Kin Yat Holdings, Ltd.............................................    586,000     70,025
   *King Pacific International Holdings, Ltd..........................  1,404,200     22,091
   *King Stone Energy Group, Ltd......................................  3,043,000    138,528
    Kingmaker Footwear Holdings, Ltd..................................  1,484,955    225,034
    Kingston Financial Group, Ltd..................................... 11,903,000  1,192,869
    Kith Holdings, Ltd................................................    204,000     18,680
   *Kiu Hung Energy Holdings, Ltd.....................................    880,000      5,096
   *Ko Yo Chemical Group, Ltd......................................... 16,260,000    269,024
   *Kosmopolito Hotels International, Ltd.............................    278,000     54,535
    Kowloon Development Co., Ltd......................................  1,616,000  1,573,283
    Kwoon Chung Bus Holdings, Ltd.....................................    556,000    104,774
   *Lai Sun Development Co., Ltd...................................... 63,116,466  1,140,900
   *Lai Sun Garment International, Ltd................................  2,770,000    288,429
    Lam Soon Hong Kong, Ltd...........................................    302,310    157,923
   *Leading Spirit High-Tech Holdings Co., Ltd........................  2,310,000      2,979
   #Lee & Man Chemical Co., Ltd.......................................  1,420,000    683,726
    Lee & Man Handbags, Ltd...........................................    118,000     12,562
    Lee's Pharmaceutical Holdings, Ltd................................      5,000      2,435
    Lerado Group Holdings Co., Ltd....................................  1,900,000    195,271
    Lippo China Resources, Ltd........................................  8,092,000    166,431
    Lippo, Ltd........................................................  1,195,700    492,098
   *Lisi Group Holdings, Ltd..........................................  4,262,000    170,198
   #Liu Chong Hing Investment, Ltd....................................    775,200    750,379
    Luen Thai Holdings, Ltd...........................................  1,345,000    159,056
   #Luk Fook Holdings International, Ltd..............................    786,000  1,898,797
    Luks Group (Vietnam Holdings) Co., Ltd............................    428,913     96,484
   *Lung Cheong International Holdings, Ltd...........................  6,790,000    165,605
    Lung Kee (Bermuda) Holdings, Ltd..................................  1,597,875    529,869
   *Madex International Holdings, Ltd.................................  3,182,000     60,236
    Magnificent Estates, Ltd.......................................... 13,184,000    492,031
    Mainland Headwear Holdings, Ltd...................................    765,600     73,980
    Man Yue Technology Holdings, Ltd..................................  1,064,000    188,451
    Matrix Holdings, Ltd..............................................  1,067,414    218,218
   *Mei Ah Entertainment Group, Ltd................................... 11,040,000    142,370
    Melbourne Enterprises, Ltd........................................     40,500    680,681
    Melco International Development, Ltd..............................  4,054,000  3,038,564
    Midland Holdings, Ltd.............................................  3,352,000  1,762,341
    Ming Fai International Holdings, Ltd..............................  1,680,000    124,663
   *Ming Fung Jewellery Group, Ltd....................................  9,260,000    427,875
    Miramar Hotel & Investment Co., Ltd...............................    791,000    841,564

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CONTINUED


                                                                           SHARES    VALUE++
                                                                           ------    -------
HONG KONG -- (Continued)
    Modern Beauty Salon Holdings, Ltd.................................    160,000 $   18,132
   *Mongolia Energy Corp., Ltd........................................ 10,603,000    413,771
   *Mongolian Mining Corp.............................................    297,500    163,004
   *Nan Nan Resources Enterprise, Ltd.................................    330,000     34,009
    Nanyang Holdings, Ltd.............................................    137,500    434,514
    National Electronics Holdings, Ltd................................  2,434,000    291,574
    Natural Beauty Bio-Technology, Ltd................................  4,470,000    678,124
   #Neo-Neon Holdings, Ltd............................................  2,154,500    217,722
   *Net2Gather China Holdings, Ltd....................................  7,479,720     66,783
    New Century Group Hong Kong, Ltd.................................. 13,351,464    265,713
   *New Focus Auto Tech Holdings, Ltd.................................    104,000     16,686
   *New Smart Energy Group, Ltd....................................... 23,975,000    128,810
  #*New Times Energy Corp., Ltd.......................................  1,297,600    132,660
    Neway Group Holdings, Ltd......................................... 21,419,087     43,898
    NewOcean Green Energy Holdings, Ltd...............................  3,502,000    729,881
   *Next Media, Ltd...................................................  3,725,183    239,132
   *Norstar Founders Group, Ltd.......................................  3,256,000         --
   *North Asia Resources Holdings, Ltd................................  1,633,600     58,985
   *Orange Sky Golden Harvest Entertainment Holdings, Ltd.............  6,229,706    323,799
   *Orient Power Holdings, Ltd........................................    804,000     19,492
   #Oriental Watch Holdings, Ltd......................................  2,178,800    658,820
    Pacific Andes International Holdings, Ltd.........................  8,365,378    456,831
    Pacific Basin Shipping, Ltd.......................................  9,662,000  4,236,203
    Pacific Textile Holdings, Ltd.....................................  1,835,000  1,293,833
    Paliburg Holdings, Ltd............................................  3,152,830    954,769
   *Pan Asia Environmental Protection Group, Ltd......................  1,258,432    103,310
  #*Peace Mark Holdings, Ltd..........................................  2,738,022         --
   *Pearl Oriental Oil, Ltd...........................................  6,320,800    494,808
    Pegasus International Holdings, Ltd...............................    226,000     32,347
    Pico Far East Holdings, Ltd.......................................  4,012,000    876,224
    Playmates Holdings, Ltd...........................................     16,000      7,191
   *PME Group, Ltd....................................................  7,020,000    103,047
   *PNG Resources Holdings, Ltd....................................... 16,698,362    238,030
    Pokfulam Development Co., Ltd.....................................    234,000    305,131
    Polytec Asset Holdings, Ltd....................................... 10,763,526    979,443
    Public Financial Holdings, Ltd....................................  3,194,000  1,354,361
    PYI Corp., Ltd.................................................... 12,919,134    292,806
   *Pyxis Group, Ltd..................................................  1,936,000     42,441
    Raymond Industrial, Ltd...........................................  1,383,400    122,980
    Regal Hotels International Holdings, Ltd..........................  2,509,800    971,869
    Richfield Group Holdings, Ltd.....................................  3,816,000    151,358
  #*Rising Development Holdings, Ltd..................................  2,278,000    127,120
    Rivera Holdings, Ltd..............................................  5,710,000    146,412
    S.A.S. Dragon Holdings, Ltd.......................................  1,212,000    302,745
    SA SA International Holdings, Ltd.................................    996,000    604,926
    Safety Godown Co., Ltd............................................    398,000    344,374
    Samson Paper Holdings, Ltd........................................  1,532,000     69,806
   *San Miguel Brewery Hong Kong, Ltd.................................    532,800     77,350
   *Sandmartin International Holdings, Ltd............................     84,000     10,406
   *Sanyuan Group, Ltd................................................    415,000      8,027
    SEA Holdings, Ltd.................................................  1,140,000    513,424
   *SEEC Media Group, Ltd.............................................    136,000      4,403
   *Sheng Yuan Holdings, Ltd..........................................    210,000     12,682
   #Shenyin Wanguo, Ltd...............................................  1,347,500    353,630
    Shenzhen High-Tech Holdings, Ltd..................................    812,000     48,915
   *Shougang Concord Grand Group, Ltd.................................  1,617,000     61,182
   *Shougang Concord Technology Holdings, Ltd.........................  4,201,809    192,374
   *Shun Ho Resources Holdings, Ltd...................................    483,000     68,832
   *Shun Ho Technology Holdings, Ltd..................................  1,037,452    138,915
    Shun Tak Holdings, Ltd............................................  7,219,419  2,501,802
   *Sing Pao Media Enterprises, Ltd...................................    250,511        485

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CONTINUED


                                                                           SHARES    VALUE++
                                                                           ------    -------
HONG KONG -- (Continued)
    Sing Tao News Corp., Ltd..........................................  1,974,000 $  253,043
    Singamas Container Holdings, Ltd..................................  7,516,000  1,555,798
   *Sinocan Holdings, Ltd.............................................    350,000      1,760
   *Sinocop Resources Holdings, Ltd...................................  3,980,000    321,373
   *Sino-Tech International Holdings, Ltd............................. 29,380,000    265,207
    SIS International Holdings, Ltd...................................     34,000     11,949
    SmarTone Telecommunications Holdings, Ltd.........................    172,000    361,623
   #SOCAM Development, Ltd............................................    954,771    921,398
   *Solomon Systech International, Ltd................................  6,312,000    157,964
    Soundwill Holdings, Ltd...........................................     12,000     17,653
   *South China (China), Ltd..........................................  6,744,000    461,511
   *South China Financial Holdings, Ltd...............................  4,872,000     30,468
   *South China Land, Ltd............................................. 20,095,170    238,062
    Southeast Asia Properties & Finance, Ltd..........................    245,891     62,965
    Stella International Holdings, Ltd................................     46,500    115,803
   *Stelux Holdings International, Ltd................................    714,000    170,783
   *Styland Holdings, Ltd.............................................    137,438      1,839
   *Success Universe Group, Ltd.......................................  5,552,000    146,289
    Sun Hing Vision Group Holdings, Ltd...............................    358,000    120,552
   #Sun Hung Kai & Co., Ltd...........................................  1,679,296    807,599
   *Sun Innovation Holdings, Ltd...................................... 11,325,655    145,326
    Sunwah Kingsway Capital Holdings, Ltd.............................  3,480,000     44,807
   *Sunway International Holdings, Ltd................................    866,000     21,373
   *Superb Summit International Timber Co., Ltd....................... 12,186,600    131,537
   #Sustainable Forest Holdings, Ltd.................................. 13,677,750    280,444
    Synergis Holdings, Ltd............................................    262,033     23,295
    Tai Cheung Holdings, Ltd..........................................  1,924,000  1,334,185
    Tai Sang Land Development, Ltd....................................    576,984    209,343
   *Talent Property Group, Ltd........................................  5,106,420    146,769
   #Tan Chong International, Ltd......................................  1,212,000    323,708
   #Tao Heung Holdings, Ltd...........................................     48,000     24,391
  #*Taung Gold International, Ltd..................................... 14,590,000    299,149
    Techtronic Industries Co., Ltd....................................    200,500    269,696
    Termbray Industries International (Holdings), Ltd.................  2,304,900    201,567
    Tern Properties Co., Ltd..........................................     51,200     19,804
    Texwinca Holdings, Ltd............................................    330,000    310,029
   *Theme International Holdings, Ltd.................................  3,660,000     64,532
    Tian Teck Land, Ltd...............................................  1,054,000    897,005
  #*Titan Petrochemicals Group, Ltd................................... 13,140,000     65,067
   *Tom Group, Ltd....................................................  3,612,000    315,213
    Tongda Group Holdings, Ltd........................................ 10,120,000    369,706
    Top Form International, Ltd.......................................  1,630,000     65,018
   *Topsearch International Holdings, Ltd.............................  2,680,000     45,007
   *Town Health International Investments, Ltd........................  1,175,165     70,216
    Tradelink Electronic Commerce, Ltd................................    996,000    146,021
   #Transport International Holdings, Ltd.............................    894,141  1,743,491
   *Trinity, Ltd......................................................  1,514,000    985,564
    Tristate Holdings, Ltd............................................    188,000    120,993
   *TSC Group Holdings, Ltd...........................................  1,928,000    274,670
   #Tse Sui Luen Jewellery International, Ltd.........................    300,000    188,507
    Tungtex Holdings Co., Ltd.........................................    788,000     77,133
    Tysan Holdings, Ltd...............................................  1,040,773    197,674
   #United Laboratories International Holdings, Ltd. (The)............  3,210,000  1,518,058
    Universal Technologies Holdings, Ltd..............................  6,000,000    273,124
   *Up Energy Development Group, Ltd..................................     26,000      3,374
   *U-Right International Holdings, Ltd...............................  4,746,000      8,568
   *Value Convergence Holdings, Ltd...................................  1,216,000    142,534
   #Value Partners Group, Ltd.........................................  3,068,000  1,399,607
    Van Shung Chong Holdings, Ltd.....................................  1,601,335     94,669
   *Vantage International Holdings, Ltd...............................  2,596,000    151,428
    Varitronix International, Ltd.....................................  1,097,293    363,688

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

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CONTINUED


                                                                           SHARES      VALUE++
                                                                           ------      -------
HONG KONG -- (Continued)
    Vedan International Holdings, Ltd.................................  3,272,000 $    218,725
    Veeko International Holdings, Ltd.................................  4,027,116       98,180
    Victory City International Holdings, Ltd..........................  3,582,142      344,877
   *Vision Values Holdings, Ltd.......................................    281,400        7,572
   #Vitasoy International Holdings, Ltd...............................  3,719,000    3,297,503
   *Vongroup, Ltd.....................................................  9,290,000       50,196
    VST Holdings, Ltd.................................................  2,370,000      367,545
    Wah Ha Realty Co., Ltd............................................    258,600      140,304
  #*Wah Nam International Holdings, Ltd............................... 23,270,814    1,406,121
    Wai Kee Holdings, Ltd.............................................  7,946,738    1,448,383
    Wang On Group, Ltd................................................  8,831,286       94,749
   *Warderly International Holdings, Ltd..............................    520,000       32,187
    Water Oasis Group, Ltd............................................  1,632,000      205,766
    Win Hanverky Holdings, Ltd........................................  1,712,000      143,129
   *Winfoong International, Ltd.......................................    561,000        5,296
    Wing On Co. International, Ltd....................................    781,000    1,700,943
    Wing Tai Properties, Ltd..........................................  1,957,331    1,072,585
   *Wo Kee Hong Holdings, Ltd.........................................  1,175,000       24,157
    Wong's International (Holdings), Ltd..............................    737,641      170,092
    Wong's Kong King International Holdings, Ltd......................    120,000       10,797
    Xingye Copper International Group, Ltd............................  1,615,000      161,838
   #Xinyi Glass Holdings, Ltd.........................................  1,328,000      667,197
    Y. T. Realty Group, Ltd...........................................    749,000      185,565
    Yangtzekiang Garment, Ltd.........................................    606,500      221,522
    Yau Lee Holdings, Ltd.............................................    534,000       70,689
    Yeebo (International Holdings), Ltd...............................    572,000       91,349
    YGM Trading, Ltd..................................................    373,000      845,544
   *Yugang International, Ltd......................................... 93,492,000      492,276
                                                                                  ------------
TOTAL HONG KONG.......................................................             149,474,448
                                                                                  ------------
MALAYSIA -- (0.0%)
   *Autoways Holdings Berhad..........................................     10,000           --
   *Rekapacific Berhad................................................    473,000           --
                                                                                  ------------
TOTAL MALAYSIA........................................................                      --
                                                                                  ------------
NEW ZEALAND -- (5.9%)
    Abano Healthcare Group, Ltd.......................................     26,824       98,546
    Air New Zealand, Ltd..............................................  2,261,316    1,646,169
    Auckland International Airport, Ltd...............................  1,137,263    2,288,128
    Cavalier Corp., Ltd...............................................    283,674      373,754
    CDL Investments New Zealand, Ltd..................................    395,965      115,647
   *Chorus, Ltd.......................................................     72,601      182,336
    Colonial Motor Co., Ltd...........................................    148,846      384,187
    Ebos Group, Ltd...................................................    196,797    1,221,203
   *Fisher & Paykel Appliances Holdings, Ltd..........................  3,131,412    1,428,229
    Fisher & Paykel Healthcare Corp., Ltd.............................  3,117,358    4,802,621
   #Freightways, Ltd..................................................    793,614    2,484,383
    Hallenstein Glasson Holdings, Ltd.................................    243,961      816,639
   *Heartland New Zealand, Ltd........................................    173,369       77,154
    Hellaby Holdings, Ltd.............................................    353,056      851,317
    Infratil, Ltd.....................................................  2,297,385    3,882,576
    Mainfreight, Ltd..................................................    439,219    3,311,715
    Methven, Ltd......................................................     70,490       72,431
    Michael Hill International, Ltd...................................  1,534,152    1,250,499
    Millennium & Copthorne Hotels (New Zealand), Ltd..................  1,387,344      472,721
    New Zealand Oil & Gas, Ltd........................................  1,873,428    1,232,652
   #New Zealand Refining Co., Ltd.....................................    591,259    1,113,860
    Northland Port Corp. (New Zealand), Ltd...........................    210,512      321,503
   #Nuplex Industries, Ltd............................................  1,013,819    2,071,775
   *NZX, Ltd..........................................................    872,811      824,461
  #*Opus International Consultants, Ltd...............................     10,757       18,961

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CONTINUED


                                                                          SHARES     VALUE++
                                                                          ------     -------
NEW ZEALAND -- (Continued)
   *Pike River Coal, Ltd..............................................   490,805 $        --
    Port of Tauranga, Ltd.............................................   528,322   4,865,536
   *Pumpkin Patch, Ltd................................................   606,913     446,106
   *Pyne Gould Guinness, Ltd..........................................   452,775     113,381
   *Rakon, Ltd........................................................   346,364     120,534
   #Restaurant Brands New Zealand, Ltd................................   413,600     709,038
   *Richina Pacific, Ltd..............................................   274,180      79,936
   *Rubicon, Ltd...................................................... 1,485,105     361,045
    Ryman Healthcare, Ltd............................................. 1,685,604   4,985,619
    Sanford, Ltd......................................................   393,618   1,208,865
    Scott Technology, Ltd.............................................    36,510      51,074
   *Seafresh Fisheries, Ltd...........................................    80,520       1,826
    Skellerup Holdings, Ltd...........................................   311,483     372,667
    Sky Network Television, Ltd....................................... 1,006,593   4,048,560
    SKYCITY Entertainment Group, Ltd.................................. 3,227,185   9,282,028
    South Port New Zealand, Ltd.......................................    30,744      77,364
    Steel & Tube Holdings, Ltd........................................   389,046     673,210
    Tourism Holdings, Ltd.............................................   274,867     127,031
    Tower, Ltd........................................................   967,919   1,329,460
    TrustPower, Ltd...................................................    43,651     272,777
    Vector, Ltd.......................................................   986,035   2,215,537
    Warehouse Group, Ltd..............................................   588,314   1,235,181
   *Xero, Ltd.........................................................    11,118      48,024
                                                                                 -----------
TOTAL NEW ZEALAND.....................................................            63,968,266
                                                                                 -----------
SINGAPORE -- (11.2%)
  #*Abterra, Ltd......................................................   531,800     309,433
    Amtek Engineering, Ltd............................................   374,000     179,336
    Armstrong Industrial Corp., Ltd................................... 1,264,000     262,431
  #*Asiasons Capital, Ltd............................................. 1,048,000     508,643
   *Asiatravel.com Holdings, Ltd......................................    17,879       4,543
   #ASL Marine Holdings, Ltd..........................................   721,600     332,314
  #*AusGroup, Ltd..................................................... 2,062,000     575,527
    Baker Technology, Ltd............................................. 1,272,000     305,473
   *Banyan Tree Holdings, Ltd.........................................   960,000     445,516
    Beng Kuang Marine, Ltd............................................   922,000      94,147
    Best World International, Ltd.....................................    37,500       4,983
   #BH Global Marine, Ltd.............................................   621,000      94,458
  #*Biosensors International Group, Ltd............................... 3,262,237   3,209,729
    Bonvests Holdings, Ltd............................................   978,000     738,605
    Boustead Singapore, Ltd........................................... 1,020,000     798,115
    Breadtalk Group, Ltd..............................................   449,800     194,137
   #Broadway Industrial Group, Ltd.................................... 1,026,000     286,255
    Bukit Sembawang Estates, Ltd......................................   448,003   1,689,154
   *Bund Center Investment, Ltd....................................... 1,100,000     153,987
    Cerebos Pacific, Ltd..............................................   545,000   2,360,616
    CH Offshore, Ltd.................................................. 1,539,400     493,195
    China Aviation Oil Singapore Corp., Ltd........................... 1,020,000     809,573
   *China Dairy Group, Ltd............................................ 1,460,000     111,815
   *China Energy, Ltd................................................. 1,518,000      60,693
    China Merchants Holdings Pacific, Ltd.............................   813,000     448,690
  #*China Taisan Technology Group Holdings, Ltd.......................   564,915      18,909
   #Chip Eng Seng Corp., Ltd.......................................... 2,166,800     712,268
    Chosen Holdings, Ltd.............................................. 1,190,000      95,150
    Chuan Hup Holdings, Ltd........................................... 3,967,000     714,882
  #*Cosco Corp Singapore, Ltd.........................................   241,000     186,526
    Creative Technology, Ltd..........................................   272,200     742,848
    CSC Holdings, Ltd................................................. 1,829,000     147,852
    CSE Global, Ltd................................................... 2,156,000   1,475,188
    CWT, Ltd.......................................................... 1,072,700   1,071,231
    Datapulse Technology, Ltd.........................................    27,000       4,116

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                           SHARES    VALUE++
                                                                           ------    -------
SINGAPORE -- (Continued)
  #*Delong Holdings, Ltd..............................................  1,361,000 $  352,026
    DMX Technologies Group, Ltd.......................................    357,000     62,725
   *Dyna-Mac Holdings, Ltd............................................     53,000     17,532
    Ellipsiz, Ltd.....................................................    123,000      7,726
    EnGro Corp, Ltd...................................................    354,000    243,856
    Enviro-Hub Holdings, Ltd..........................................  1,445,666    124,880
    Etika International Holdings, Ltd.................................    179,000     32,330
    Eu Yan Sang International, Ltd....................................    592,800    296,478
   *euNetworks Group, Ltd.............................................    411,000      4,953
   #Ezion Holdings, Ltd...............................................  2,623,000  1,977,515
  #*Ezra Holdings, Ltd................................................  3,266,000  2,579,663
    F.J. Benjamin Holdings, Ltd.......................................  1,210,000    320,260
   *Falcon Energy Group, Ltd..........................................  1,007,000    185,231
    Food Empire Holdings, Ltd.........................................  1,094,400    379,163
    Fragrance Group, Ltd..............................................  2,908,000  1,163,699
    Freight Links Express Holdings, Ltd...............................  4,279,737    222,909
   *Fu Yu Corp., Ltd..................................................  1,768,500     85,616
   *Gallant Venture, Ltd..............................................  2,999,000    671,150
    GK Goh Holdings, Ltd..............................................  1,458,000    851,679
    Global Yellow Pages, Ltd..........................................    299,000     28,812
   #GMG Global, Ltd................................................... 14,938,000  1,423,580
    Goodpack, Ltd.....................................................  1,194,000  1,655,549
    GP Batteries International, Ltd...................................    343,000    272,383
    GP Industries, Ltd................................................  2,817,209    857,958
   *Grand Banks Yachts, Ltd...........................................    166,000     34,495
    GuocoLand, Ltd....................................................    407,314    542,962
    GuocoLeisure, Ltd.................................................  1,715,000    788,548
    Guthrie GTS, Ltd..................................................    565,000    262,024
    Hanwell Holdings, Ltd.............................................  1,823,419    388,061
   *Healthway Medical Corp., Ltd......................................  4,437,776    290,740
    Hersing Corp., Ltd................................................    928,000    141,599
    HG Metal Manufacturing, Ltd.......................................    426,000     27,950
    Hiap Seng Engineering, Ltd........................................    612,000    132,012
    Hi-P International, Ltd...........................................  1,279,000    755,150
    Ho Bee Investment, Ltd............................................  1,103,000  1,099,910
   *Hong Fok Corp., Ltd...............................................  3,323,640  1,263,319
   *Hong Fok Land, Ltd................................................  1,210,000      1,560
    Hong Leong Asia, Ltd..............................................    568,000    776,046
    Hotel Grand Central, Ltd..........................................  1,266,047    801,329
   #Hotel Properties, Ltd.............................................  1,346,400  2,401,779
    Hour Glass, Ltd...................................................    622,744    673,608
    HTL International Holdings, Ltd...................................  1,063,843    309,767
   *Huan Hsin Holdings, Ltd...........................................    911,400     46,118
    HupSteel, Ltd.....................................................  1,572,875    230,084
    Hwa Hong Corp., Ltd...............................................  2,186,000    657,249
   #Hyflux, Ltd.......................................................  3,141,500  3,490,990
    IFS Capital, Ltd..................................................    317,080    102,185
  #*Indofood Agri Resources, Ltd......................................  1,574,000  1,749,282
   *Informatics Education, Ltd........................................  2,722,000    189,191
    InnoTek, Ltd......................................................    950,000    291,873
   #IPC Corp., Ltd....................................................  2,274,000    221,945
    Isetan (Singapore), Ltd...........................................    122,500    439,492
   *Jaya Holdings, Ltd................................................  1,468,000    655,652
   *JES International Holdings, Ltd...................................  1,938,000    238,704
   *Jiutian Chemical Group, Ltd.......................................  2,337,000     98,340
  #*Jurong Technologies Industrial Corp., Ltd.........................  2,227,680         --
    K1 Ventures, Ltd..................................................  3,382,500    363,631
   #Keppel Telecommunications & Transportation, Ltd...................  1,409,600  1,243,749
   *K-Green Trust, Ltd................................................    203,000    158,956
    Khong Guan Flour Milling, Ltd.....................................     31,000     41,071
    Kian Ann Engineering, Ltd.........................................  1,276,000    271,057

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                           SHARES    VALUE++
                                                                           ------    -------
SINGAPORE -- (Continued)
    Koh Brothers Group, Ltd...........................................  1,312,000 $  219,963
    Lafe Corp., Ltd...................................................  1,234,800     70,014
    LC Development, Ltd...............................................  2,978,504    352,749
    Lee Kim Tah Holdings, Ltd.........................................  1,600,000    961,918
   *Li Heng Chemical Fibre Technologies, Ltd..........................  2,053,000    244,130
   *Lian Beng Group, Ltd..............................................    147,000     45,312
    Lion Asiapac, Ltd.................................................    184,000     26,648
  #*LionGold Corp., Ltd...............................................  2,452,000  2,499,084
   *Low Keng Huat Singapore, Ltd......................................    150,000     52,215
    Lum Chang Holdings, Ltd...........................................  1,042,030    245,460
    M1, Ltd...........................................................    854,000  1,733,397
   *Manhattan Resources, Ltd..........................................    960,000    487,745
    Marco Polo Marine, Ltd............................................    608,000    160,008
    Memstar Technology, Ltd...........................................  2,669,000    128,020
    Memtech International, Ltd........................................  1,322,000     75,254
  #*Mercator Lines Singapore, Ltd.....................................    555,000     52,672
    Metro Holdings, Ltd...............................................  2,085,792  1,378,660
   #Midas Holdings, Ltd...............................................  5,409,000  1,577,133
   *Mirach Energy, Ltd................................................    460,000     23,923
    Nam Cheong, Ltd...................................................    871,740    124,944
   *Nera Telecommunications, Ltd......................................  1,079,000    349,724
    New Toyo International Holdings, Ltd..............................  1,624,000    361,633
    NSL, Ltd..........................................................    422,000    454,135
  #*Oceanus Group, Ltd................................................  5,938,000    265,282
   #OKP Holdings, Ltd.................................................    207,000     85,438
   #Orchard Parade Holdings, Ltd......................................    990,359  1,681,072
    OSIM International, Ltd...........................................  1,465,000  1,429,784
   *Ossia International, Ltd..........................................    522,554     49,841
  #*Otto Marine, Ltd..................................................  4,068,500    302,749
   #Overseas Union Enterprise, Ltd....................................    444,000    906,342
    Pan Pacific Hotels Group, Ltd.....................................  1,669,500  2,681,164
    Pan-United Corp., Ltd.............................................  2,006,000    931,612
   *Penguin International, Ltd........................................    400,000     24,552
   #Petra Foods, Ltd..................................................    884,000  1,699,007
    Popular Holdings, Ltd.............................................  2,763,650    510,534
    QAF, Ltd..........................................................    962,151    548,751
    Qian Hu Corp., Ltd................................................    491,600     32,408
   #Raffles Education Corp., Ltd......................................  2,608,593    822,996
   #Raffles Medical Group, Ltd........................................    953,223  1,895,792
    Rotary Engineering, Ltd...........................................  1,167,600    475,630
    Roxy-Pacific Holdings, Ltd........................................    364,000    126,953
   *S i2i, Ltd........................................................ 14,461,000    334,938
  #*Sakari Resources, Ltd.............................................  3,270,000  3,419,915
    San Teh, Ltd......................................................    999,087    236,193
   *Sapphire Corp., Ltd...............................................    704,000     70,452
    SBS Transit, Ltd..................................................    953,500  1,179,428
    SC Global Developments, Ltd.......................................    432,000    335,834
    See Hup Seng, Ltd.................................................     64,000      9,848
   *Seroja Investments, Ltd...........................................     17,767      2,610
    Sim Lian Group, Ltd...............................................  2,281,855  1,095,808
    Sinarmas Land, Ltd................................................  4,095,000    833,104
    Sing Investments & Finance, Ltd...................................    198,450    243,828
    Singapore Land, Ltd...............................................     60,000    285,324
    Singapore Post, Ltd...............................................  4,966,120  4,187,597
    Singapore Reinsurance Corp., Ltd..................................  1,514,530    287,621
    Singapore Shipping Corp., Ltd.....................................  1,689,000    246,663
    Singapura Finance, Ltd............................................    174,062    216,755
   *Sinostar PEC Holdings, Ltd........................................    160,000     19,032
   *Sinotel Technologies, Ltd.........................................    685,000     49,490
   #Sound Global, Ltd.................................................  1,432,000    704,562
    Stamford Land Corp., Ltd..........................................  2,927,000  1,279,685

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                 SHARES        VALUE++
                                                                                 ------        -------
SINGAPORE -- (Continued)
    Straco Corp., Ltd......................................................     130,000 $       19,893
   *STX OSV Holdings, Ltd..................................................   2,871,000      3,605,397
    Sunningdale Tech, Ltd..................................................   2,116,000        198,484
  #*Sunvic Chemical Holdings, Ltd..........................................   1,068,000        263,861
   #Super Group, Ltd.......................................................   1,046,000      1,681,107
   *Swiber Holdings, Ltd...................................................   2,117,000        987,619
    Swissco Holdings, Ltd..................................................     134,000         21,285
    Tat Hong Holdings, Ltd.................................................   1,161,800        918,696
   #Technics Oil & Gas, Ltd................................................     835,000        633,647
    Thakral Corp., Ltd.....................................................   6,028,000        135,844
  #*Tiger Airways Holdings, Ltd............................................   2,233,500      1,248,923
    Tiong Woon Corp. Holding, Ltd..........................................   1,252,250        256,671
   *Transcu Group, Ltd.....................................................   4,936,000        198,329
    Trek 2000 International, Ltd...........................................     904,000        188,347
   #Tuan Sing Holdings, Ltd................................................   3,613,475        820,935
    UMS Holdings, Ltd......................................................   1,154,000        359,497
    United Engineers, Ltd..................................................     806,014      1,471,970
  #*United Envirotech, Ltd.................................................   1,194,000        304,713
    United Industrial Corp., Ltd...........................................     230,000        488,845
    United Overseas Insurance, Ltd.........................................     187,250        531,226
    UOB-Kay Hian Holdings, Ltd.............................................   1,488,400      1,935,183
    Venture Corp., Ltd.....................................................     556,000      3,325,362
    Vicom, Ltd.............................................................     120,000        419,492
   #WBL Corp., Ltd.........................................................     614,000      1,669,968
    Wee Hur Holdings, Ltd..................................................   1,053,000        236,781
    Wheelock Properties, Ltd...............................................   1,210,000      1,761,158
   #Wing Tai Holdings, Ltd.................................................   1,649,567      1,864,711
    Xpress Holdings, Ltd...................................................   3,079,000         98,102
    YHI International, Ltd.................................................   1,174,000        287,029
    Yoma Strategic Holdings, Ltd...........................................     132,000         39,707
    Yongnam Holdings, Ltd..................................................   4,129,000        761,783
                                                                                        --------------
TOTAL SINGAPORE............................................................                122,506,339
                                                                                        --------------
TOTAL COMMON STOCKS........................................................                884,123,186
                                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   *Centrebet International, Ltd. Litigation Rights........................      81,336             --
                                                                                        --------------
HONG KONG -- (0.0%)
   *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd. Warrants 03/07/14.....     244,000          1,259
                                                                                        --------------
SINGAPORE -- (0.0%)
   *Transcu Group, Ltd. Warrants 09/01/13..................................   1,018,000         16,361
                                                                                        --------------
TOTAL RIGHTS/WARRANTS......................................................                     17,620
                                                                                        --------------

                                                                              SHARES/
                                                                               FACE
                                                                              AMOUNT
                                                                               (000)            VALUE+
                                                                              -------           ------
SECURITIES LENDING COLLATERAL -- (18.8%)
(S)@DFA Short Term Investment Fund......................................... 204,000,000    204,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 08/01/12
     (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%, 07/01/42, valued
     at $497,398) to be repurchased at $487,648............................        $488        487,645
                                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL........................................                204,487,645
                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,133,408,104)^^.................................................             $1,088,628,451
                                                                                        ==============

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------
                                                   LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                                   ------- -------------- ------- --------------
Common Stocks
  Australia.......................................   --    $  547,286,570   --    $  547,286,570
  China...........................................   --           887,563   --           887,563
  Hong Kong.......................................   --       149,474,448   --       149,474,448
  Malaysia........................................   --                --   --                --
  New Zealand.....................................   --        63,968,266   --        63,968,266
  Singapore.......................................   --       122,506,339   --       122,506,339
Rights/Warrants
  Australia.......................................   --                --   --                --
  Hong Kong.......................................   --             1,259   --             1,259
  Singapore.......................................   --            16,361   --            16,361
Securities Lending Collateral.....................   --       204,487,645   --       204,487,645
                                                     --    --------------   --    --------------
TOTAL.............................................   --    $1,088,628,451   --    $1,088,628,451
                                                     ==    ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                           SHARES     VALUE++
                                                                           ------     -------
COMMON STOCKS -- (97.4%)
Consumer Discretionary -- (22.7%)
    4imprint Group P.L.C..............................................     96,735 $   414,250
   *888 Holdings P.L.C................................................    374,709     467,763
    Aegis Group P.L.C.................................................  3,314,004  12,242,944
    Aga Rangemaster Group P.L.C.......................................    453,866     498,175
   *Barratt Developments P.L.C........................................  3,809,758   7,868,789
    Bellway P.L.C.....................................................    481,114   6,038,696
   *Berkeley Group Holdings P.L.C. (The)..............................    517,118  11,063,352
  #*Betfair Group P.L.C...............................................     80,116     963,011
    Bloomsbury Publishing P.L.C.......................................    271,841     569,290
    Bovis Homes Group P.L.C...........................................    875,787   6,177,182
    Bwin.Party Digital Entertainment P.L.C............................  2,344,508   3,767,909
  #*Carpetright P.L.C.................................................    176,546   1,616,470
    Centaur Media P.L.C...............................................    556,967     262,321
    Chime Communications P.L.C........................................    239,872     680,451
    Cineworld Group P.L.C.............................................    169,775     595,672
   *Clinton Cards P.L.C...............................................    740,506          --
    Creston P.L.C.....................................................     14,403      15,646
    Daily Mail & General Trust P.L.C. Series A........................  1,101,625   7,806,042
    Debenhams P.L.C...................................................  5,228,634   7,521,586
    Dignity P.L.C.....................................................    214,913   2,870,036
   *Dixons Retail P.L.C............................................... 14,205,453   3,522,580
    Domino's Pizza Group P.L.C........................................    339,958   2,742,256
    Dunelm Group P.L.C................................................    169,443   1,481,046
   *Enterprise Inns P.L.C.............................................  2,057,454   1,851,148
    Euromoney Institutional Investor P.L.C............................    295,537   3,304,426
    Fiberweb P.L.C....................................................    483,542     522,035
   *Findel P.L.C......................................................  4,998,346     236,146
   *Forminster P.L.C..................................................     43,333       2,548
    French Connection Group P.L.C.....................................    326,372     109,163
    Fuller Smith & Turner P.L.C. Series A.............................    129,026   1,456,847
    Future P.L.C......................................................  1,301,863     206,457
    Games Workshop Group P.L.C........................................    101,889     945,492
    GKN P.L.C.........................................................  3,244,911  10,668,948
    Greene King P.L.C.................................................  1,421,372  13,324,353
    Halfords Group P.L.C..............................................    792,627   2,548,050
    Headlam Group P.L.C...............................................    330,383   1,433,698
    Henry Boot P.L.C..................................................    428,212     790,529
   *HMV Group P.L.C...................................................  1,125,131      60,177
   #Home Retail Group P.L.C...........................................  2,824,229   3,423,026
    Hornby P.L.C......................................................    154,220     208,771
    Howden Joinery Group P.L.C........................................  2,054,730   4,431,442
    Huntsworth P.L.C..................................................    854,550     600,961
    Inchcape P.L.C....................................................  1,915,975  11,274,747
    Informa P.L.C.....................................................  2,316,619  13,406,311
    ITV P.L.C.........................................................  8,316,014   9,812,866
    JD Sports Fashion P.L.C...........................................    120,013   1,291,997
    JD Wetherspoon P.L.C..............................................    462,380   3,353,900
    John Menzies P.L.C................................................    244,534   2,399,156
   *Johnston Press P.L.C..............................................    507,412      39,703
    Kesa Electricals P.L.C............................................  2,105,278   1,407,860
    Ladbrokes P.L.C...................................................  3,578,739   8,613,195
    Laura Ashley Holdings P.L.C.......................................  1,500,394     493,709
    Lookers P.L.C.....................................................  1,097,970   1,122,572
    Low & Bonar P.L.C.................................................    831,280     779,555
    M.J. Gleeson Group P.L.C..........................................    195,875     364,406
    Marston's P.L.C...................................................  2,387,887   4,159,813
    Mecom Group P.L.C.................................................    274,098     295,818
    Millennium & Copthorne Hotels P.L.C...............................  1,048,561   7,855,953

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                           SHARES      VALUE++
                                                                           ------      -------
Consumer Discretionary -- (Continued)
   *Mitchells & Butlers P.L.C.........................................    987,029 $  4,025,221
    Mothercare P.L.C..................................................    342,220    1,062,439
   *MWB Group Holdings P.L.C..........................................    379,622       17,141
    N Brown Group P.L.C...............................................    862,304    3,548,275
  #*Ocado Group P.L.C.................................................    661,090      782,517
   *Pendragon P.L.C...................................................  2,566,792      613,709
    Persimmon P.L.C...................................................  1,214,092   11,683,956
    Photo-Me International P.L.C......................................     12,441        7,181
   *Punch Taverns P.L.C...............................................  2,380,301      223,582
   *Redrow P.L.C......................................................  1,485,274    2,902,650
    Restaurant Group P.L.C............................................    786,551    4,014,188
    Rightmove P.L.C...................................................    378,372    8,831,089
    Smiths News P.L.C.................................................    727,266    1,305,302
    Spirit Pub Co. P.L.C..............................................  2,434,838    1,966,836
   *Sportech P.L.C....................................................    361,100      342,241
    Sportingbet P.L.C.................................................    379,501      198,726
   *Sports Direct International P.L.C.................................    670,447    3,024,158
    St. Ives Group P.L.C..............................................    665,998      750,971
   *Stylo P.L.C.......................................................     64,096           --
  #*SuperGroup P.L.C..................................................     82,406      538,753
   *Tandem Group P.L.C. Non-Voting Shares.............................    327,365           --
    Taylor Wimpey P.L.C............................................... 12,377,260    8,541,493
    Ted Baker P.L.C...................................................    149,926    2,078,979
   #Thomas Cook Group P.L.C...........................................  3,300,996      864,257
    Topps Tiles P.L.C.................................................    810,881      558,539
   *Torotrak P.L.C....................................................     41,122       25,254
   *Trinity Mirror P.L.C..............................................  1,688,565      700,858
    TUI Travel P.L.C..................................................  1,462,608    4,176,918
    UBM P.L.C.........................................................    920,989    9,229,455
    UTV Media P.L.C...................................................    230,855      487,934
    Vitec Group P.L.C. (The)..........................................    160,303    1,568,410
   *Wagon P.L.C.......................................................    237,979           --
    WH Smith P.LC.....................................................    620,413    5,347,530
    Whitbread P.L.C...................................................     34,859    1,164,537
    William Hill P.L.C................................................  2,894,680   14,227,005
    Wilmington Group P.L.C............................................    346,234      527,551
  #*Yell Group P.L.C..................................................  7,311,089      148,581
                                                                                  ------------
Total Consumer Discretionary..........................................             287,467,481
                                                                                  ------------
Consumer Staples -- (3.9%)
    A.G. Barr P.L.C...................................................    415,746    2,799,407
    Anglo-Eastern Plantations P.L.C...................................    108,153    1,252,700
    Booker Group P.L.C................................................  4,149,122    5,971,973
    Britvic P.L.C.....................................................    961,388    4,525,070
    Cranswick P.L.C...................................................    202,347    2,710,327
    Dairy Crest Group P.L.C...........................................    565,267    2,985,909
    Devro P.L.C.......................................................    660,083    3,080,690
   *European Home Retail P.L.C........................................    109,256           --
    Greencore Group P.L.C.............................................  1,486,713    1,759,720
    Greggs P.L.C......................................................    427,390    3,443,942
    Hilton Food Group, Ltd............................................     10,596       44,769
   *McBride P.L.C.....................................................    832,651    1,566,010
   *Premier Foods P.L.C...............................................    860,448      968,052
    PZ Cussons P.L.C..................................................  1,287,639    6,183,406
    R.E.A. Holdings P.L.C.............................................     50,639      429,552
    Tate & Lyle P.L.C.................................................  1,039,733   10,740,155
    Thorntons P.L.C...................................................    249,734       88,016
    Young & Co.'s Brewery P.L.C. Non-Voting Shares....................     26,250      201,734
    Young & Co.'s Brewery P.L.C. Series A.............................      4,247       42,983
                                                                                  ------------
Total Consumer Staples................................................              48,794,415
                                                                                  ------------

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                          SHARES     VALUE++
                                                                          ------     -------
Energy -- (4.9%)
   *Afren P.L.C....................................................... 4,096,267 $ 8,171,174
    Anglo Pacific Group P.L.C.........................................   438,805   1,552,175
   *Cadogan Petroleum P.L.C...........................................    62,862      17,299
   *Cairn Energy P.L.C................................................ 1,146,086   5,128,531
   *EnQuest P.L.C..................................................... 2,328,868   4,102,914
  #*Essar Energy P.L.C................................................   333,317     598,637
   *Exillon Energy P.L.C..............................................   146,023     221,259
    Fortune Oil P.L.C................................................. 6,170,225     898,054
   *Hardy Oil & Gas P.L.C.............................................    74,781     133,981
   *Heritage Oil P.L.C................................................   653,846   1,260,905
    Hunting P.L.C.....................................................   472,406   5,755,031
    James Fisher & Sons P.L.C.........................................   173,810   1,650,378
   *JKX Oil & Gas P.L.C...............................................   456,676     624,445
    John Wood Group P.L.C............................................. 1,020,885  12,415,017
   #Lamprell P.L.C....................................................   596,806     736,848
    Melrose Resources P.L.C...........................................   336,039     621,754
   *Premier Oil P.L.C................................................. 1,895,355  11,420,573
   *Salamander Energy P.L.C...........................................   675,508   1,983,576
   *SOCO International P.L.C..........................................   897,595   4,575,148
  #*UK Coal P.L.C..................................................... 1,470,907     193,394
                                                                                 -----------
Total Energy..........................................................            62,061,093
                                                                                 -----------
Financials -- (13.7%)
    Aberdeen Asset Management P.L.C................................... 2,762,076  11,164,434
    Admiral Group P.L.C...............................................    41,331     706,463
    Amlin P.L.C....................................................... 1,948,076  11,479,773
    Arbuthnot Banking Group P.L.C.....................................    48,497     389,731
    Ashmore Group P.L.C............................................... 1,141,118   5,776,385
    Beazley P.L.C..................................................... 2,130,433   5,283,443
    Brewin Dolphin Holdings P.L.C.....................................   998,896   2,348,037
    Capital & Counties Properties P.L.C...............................   472,683   1,551,738
   *Capital & Regional P.L.C.......................................... 1,493,345     537,391
    Catlin Group, Ltd................................................. 1,386,622   9,398,768
    Charles Stanley Group P.L.C.......................................   126,349     559,849
    Charles Taylor P.L.C..............................................   139,215     359,742
    Chesnara P.L.C....................................................   352,119     901,497
    Close Brothers Group P.L.C........................................   572,110   6,668,534
    Daejan Holdings P.L.C.............................................    32,083   1,508,821
    Development Securities P.L.C......................................   464,092   1,039,728
   *DTZ Holdings P.L.C................................................   224,770          --
    F&C Asset Management P.L.C........................................ 2,069,233   2,849,691
    Hansard Global P.L.C..............................................    16,468      31,276
    Hargreaves Lansdown P.L.C.........................................   734,280   6,505,367
    Helical Bar P.L.C.................................................   657,998   2,030,993
    Henderson Group P.L.C............................................. 3,951,676   6,033,792
    Hiscox, Ltd....................................................... 1,574,362  10,884,577
    ICAP P.L.C........................................................ 1,445,980   7,198,451
    IG Group Holdings P.L.C........................................... 1,317,769   9,256,926
   *Industrial & Commercial Holdings P.L.C............................     5,000         118
    Intermediate Capital Group P.L.C..................................   572,350   2,324,597
    International Personal Finance P.L.C..............................   690,825   3,025,572
   *IP Group P.L.C....................................................   700,768   1,549,418
    Jardine Lloyd Thompson Group P.L.C................................   492,564   5,651,715
    Jupiter Fund Management P.L.C.....................................   449,048   1,523,567
    Lancashire Holdings, Ltd..........................................   628,685   7,697,791
   *Liontrust Asset Management P.L.C..................................   129,935     195,751
    London Stock Exchange Group P.L.C.................................   579,642   8,785,022
    LSL Property Services P.L.C.......................................   141,702     488,619
   *Man Group P.L.C................................................... 3,879,305   4,832,375
    Novae Group P.L.C.................................................   215,161   1,221,197
    Phoenix Group Holdings P.L.C......................................    85,062     646,558

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                          SHARES      VALUE++
                                                                          ------      -------
Financials -- (Continued)
    Provident Financial P.L.C.........................................   496,498 $  9,994,405
   *Puma Brandenburg, Ltd. Class A.................................... 1,193,004       93,148
   *Puma Brandenburg, Ltd. Class B.................................... 1,193,004       38,812
   *Quintain Estates & Development P.L.C.............................. 1,383,853    1,078,268
    Rathbone Brothers P.L.C...........................................   165,692    3,346,242
   *Raven Russia, Ltd.................................................   213,753      205,622
    S&U P.L.C.........................................................    21,140      281,530
    Safestore Holdings P.L.C..........................................   529,186      836,843
    Savills P.L.C.....................................................   543,867    3,141,567
    Shore Capital Group, Ltd..........................................   987,751      239,963
    St. James's Place P.L.C...........................................   791,622    4,252,986
    St. Modwen Properties P.L.C.......................................   638,540    1,771,254
    Tullett Prebon P.L.C..............................................   917,000    3,913,259
    Unite Group P.L.C.................................................   672,462    2,229,319
   *Waterloo Investment Holdings, Ltd.................................     5,979          656
                                                                                 ------------
Total Financials......................................................            173,831,581
                                                                                 ------------
Health Care -- (2.1%)
  #*Alizyme P.L.C.....................................................   660,805           --
   *Assura Group, Ltd.................................................    55,851       27,949
    Bioquell P.L.C....................................................    90,893      183,561
   *BTG P.L.C......................................................... 1,172,286    6,856,266
    Consort Medical P.L.C.............................................   116,271    1,247,618
    Corin Group P.L.C.................................................   126,637      106,704
    Dechra Pharmaceuticals P.L.C......................................   325,045    2,497,252
    Genus P.L.C.......................................................   228,875    4,586,164
    Hikma Pharmaceuticals P.L.C.......................................   542,990    5,913,193
   *Optos P.L.C.......................................................    60,964      162,116
   *Oxford Biomedica P.L.C............................................ 2,821,652       97,581
   *Renovo Group P.L.C................................................    87,461       24,327
   *Southern Cross Healthcare Group P.L.C.............................   191,826           --
    Synergy Health P.L.C..............................................   210,540    2,974,647
   *Vectura Group P.L.C............................................... 1,369,461    1,479,476
   *Vernalis P.L.C....................................................    19,974        7,067
                                                                                 ------------
Total Health Care.....................................................             26,163,921
                                                                                 ------------
Industrials -- (27.7%)
   #Air Partner P.L.C.................................................    37,086      139,398
    Alumasc Group P.L.C...............................................   124,366      122,264
    Ashtead Group P.L.C............................................... 2,124,586    8,376,404
   *Autologic Holdings P.L.C..........................................    52,412       16,384
    Avon Rubber P.L.C.................................................    27,994      135,782
    Babcock International Group P.L.C................................. 1,433,635   19,249,090
    Balfour Beatty P.L.C.............................................. 2,850,059   12,912,963
    BBA Aviation P.L.C................................................ 2,792,163    8,000,123
    Berendsen P.L.C...................................................   715,877    5,705,338
    Bodycote P.L.C.................................................... 1,253,236    6,441,874
    Braemar Shipping Services P.L.C...................................    81,108      450,246
    Brammer P.L.C.....................................................   212,117      749,311
    Bunzl P.L.C.......................................................   147,479    2,569,786
    Camellia P.L.C....................................................     2,481      380,189
    Cape P.L.C........................................................   432,603    2,006,397
    Carillion P.L.C................................................... 1,787,034    7,060,462
    Carr's Milling Industries P.L.C...................................    35,330      495,175
    Castings P.L.C....................................................   162,757      816,617
    Chemring Group P.L.C..............................................   783,476    3,542,125
    Clarkson P.L.C....................................................    61,518    1,233,591
    Cobham P.L.C...................................................... 3,906,025   14,200,584
    Communisis P.L.C..................................................   561,133      257,621
    Cookson Group P.L.C............................................... 1,142,420    9,826,725
    Costain Group P.L.C...............................................   139,449      451,140

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                          SHARES     VALUE++
                                                                          ------     -------
Industrials -- (Continued)
    De La Rue P.L.C...................................................   395,446 $ 6,317,649
    easyJet P.L.C.....................................................   633,080   5,555,799
   *Eleco P.L.C.......................................................    80,000       9,144
    Fenner P.L.C......................................................   719,811   3,949,254
    Firstgroup P.L.C.................................................. 1,795,903   6,270,622
    Galliford Try P.L.C...............................................   238,838   2,284,199
    Go-Ahead Group P.L.C..............................................   175,277   3,523,918
   *Hampson Industries P.L.C..........................................   110,209         361
    Harvey Nash Group P.L.C...........................................     8,623       6,792
    Hays P.L.C........................................................ 5,445,665   6,397,562
   *Helphire P.L.C....................................................   462,619       7,081
    Hogg Robinson Group P.L.C.........................................   250,887     234,787
    Homeserve P.L.C................................................... 1,162,452   3,784,880
    Hyder Consulting P.L.C............................................   171,164   1,044,154
    IMI P.L.C......................................................... 1,016,818  13,061,413
   *Impellam Group P.L.C..............................................    15,000      77,121
    Interserve P.L.C..................................................   534,834   2,721,102
    Intertek Group P.L.C..............................................   402,693  17,213,457
    Invensys P.L.C.................................................... 2,764,011  10,404,085
    ITE Group P.L.C................................................... 1,059,501   3,169,750
    Keller Group P.L.C................................................   276,404   2,014,872
    Kier Group P.L.C..................................................   158,245   3,142,042
    Latchways P.L.C...................................................    36,248     556,698
    Lavendon Group P.L.C..............................................   508,982     935,345
    Management Consulting Group P.L.C................................. 1,290,496     484,651
    Mears Group P.L.C.................................................   249,125   1,050,604
    Meggitt P.L.C..................................................... 2,391,026  14,330,950
   #Melrose P.L.C..................................................... 1,583,124   5,461,451
    Michael Page International P.L.C.................................. 1,310,832   7,518,080
    Mitie Group P.L.C................................................. 1,324,444   5,622,243
    Morgan Crucible Co. P.L.C......................................... 1,297,193   5,125,367
    Morgan Sindall Group P.L.C........................................   169,608   1,780,362
    National Express Group P.L.C...................................... 1,701,575   5,613,800
   *Northgate P.L.C...................................................   475,631   1,476,833
    PayPoint P.L.C....................................................   126,295   1,382,454
    Porvair P.L.C.....................................................   146,460     294,851
    Qinetiq Group P.L.C............................................... 2,578,807   6,755,392
    Regus P.L.C....................................................... 3,337,697   4,781,378
   *Renold P.L.C......................................................    83,298      37,727
    Rentokil Initial P.L.C............................................ 7,020,719   7,903,092
    Ricardo P.L.C.....................................................   217,815   1,196,265
   *Richmond Oil & Gas P.L.C..........................................   220,000          --
    Robert Walters P.L.C..............................................   387,999   1,138,323
    Rotork P.L.C......................................................   366,679  12,657,424
    RPS Group P.L.C...................................................   860,402   3,255,706
    Senior P.L.C...................................................... 1,762,689   5,308,752
    Severfield-Rowen P.L.C............................................   371,550     881,276
    Shanks Group P.L.C................................................ 1,786,148   2,191,582
    SIG P.L.C......................................................... 2,341,013   3,439,675
    Speedy Hire P.L.C................................................. 1,286,399     481,757
    Spirax-Sarco Engineering P.L.C....................................   320,648   9,849,747
    Stagecoach Group P.L.C............................................ 1,718,521   7,591,681
    Sthree P.L.C......................................................   330,670   1,492,145
    T. Clarke P.L.C...................................................   147,457     108,500
    Tarsus Group P.L.C................................................   212,372     556,321
    Travis Perkins P.L.C..............................................   930,166  14,659,612
    Tribal Group P.L.C................................................   136,644     178,984
    Trifast P.L.C.....................................................   359,985     228,087
    UK Mail Group P.L.C...............................................   197,261     708,123
    Ultra Electronics Holdings P.L.C..................................   285,303   6,553,636
   #Volex P.L.C.......................................................   229,354     839,002

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                          SHARES      VALUE++
                                                                          ------      -------
Industrials -- (Continued)
    Vp P.L.C..........................................................   167,297 $    812,532
   *Wincanton P.L.C...................................................   479,763      300,520
    WS Atkins P.L.C...................................................   501,683    5,805,812
    WSP Group P.L.C...................................................   276,589    1,882,029
   #XP Power, Ltd.....................................................    73,546    1,267,740
                                                                                 ------------
Total Industrials.....................................................            350,826,142
                                                                                 ------------
Information Technology -- (10.3%)
    Acal P.L.C........................................................   104,729      310,327
    Anite P.L.C....................................................... 1,166,924    2,324,740
    Aveva Group P.L.C.................................................   289,692    8,091,433
    Computacenter P.L.C...............................................   446,179    2,478,894
    CSR P.L.C.........................................................   837,090    4,102,999
    Dialight P.L.C....................................................   111,362    1,795,950
    Diploma P.L.C.....................................................   487,042    3,175,408
    Domino Printing Sciences P.L.C....................................   460,263    3,977,555
    E2V Technologies P.L.C............................................   412,417      738,888
    Electrocomponents P.L.C........................................... 1,730,514    5,810,980
    Fidessa Group P.L.C...............................................   138,383    3,034,471
    Halma P.L.C....................................................... 1,549,740    9,588,244
   *Imagination Technologies Group P.L.C..............................   961,901    7,532,474
   *Innovation Group P.L.C............................................ 3,208,091      917,085
   *Kofax P.L.C.......................................................   317,667    1,382,570
    Laird P.L.C.......................................................   970,849    3,295,052
    Logica P.L.C...................................................... 6,339,968   10,371,182
    Micro Focus International P.L.C...................................   538,398    4,518,564
    Moneysupermarket.com Group P.L.C..................................   571,798    1,270,841
    NCC Group P.L.C...................................................    16,332      214,185
    Oxford Instruments P.L.C..........................................   217,414    4,265,542
    Pace P.L.C........................................................ 1,112,682    2,635,545
    Phoenix IT Group, Ltd.............................................   204,614      554,258
    Premier Farnell P.L.C............................................. 1,467,203    4,079,058
    Psion P.L.C.......................................................   500,223      682,941
   *PV Crystalox Solar P.L.C..........................................   956,033      107,915
    Renishaw P.L.C....................................................   188,423    4,448,772
    RM P.L.C..........................................................   363,499      428,201
    SDL P.L.C.........................................................   341,666    3,664,297
   *Sepura P.L.C......................................................       714          850
    Spectris P.L.C....................................................   515,234   12,458,459
    Spirent Communications P.L.C...................................... 2,633,737    6,803,859
   *Telecity Group P.L.C..............................................   710,766    9,536,822
    TT electronics P.L.C..............................................   643,621    1,490,946
    Vislink P.L.C.....................................................   274,226      118,462
   *Wolfson Microelectronics P.L.C....................................   504,759    1,594,863
    Xaar P.L.C........................................................   251,590      921,183
   *Xchanging P.L.C...................................................   838,331    1,272,876
                                                                                 ------------
Total Information Technology..........................................            129,996,691
                                                                                 ------------
Materials -- (7.4%)
   *African Barrick Gold, Ltd.........................................   345,964    2,034,994
   *Allied Gold Mining P.L.C..........................................    37,828       80,860
   *AZ Electronic Materials SA........................................   139,808      616,799
    British Polythene Industries P.L.C................................   102,332      609,676
   *Carclo P.L.C......................................................   216,209    1,486,856
   *Centamin P.L.C.................................................... 3,223,264    3,342,288
    Croda International P.L.C.........................................   508,309   18,695,087
    DS Smith P.L.C.................................................... 4,475,611   10,496,912
    Elementis P.L.C................................................... 1,966,934    6,466,075
    Ferrexpo P.L.C....................................................   888,830    2,520,571
    Filtrona P.L.C....................................................   770,811    5,606,861
   *Gem Diamonds, Ltd.................................................   431,630    1,330,791

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                           SHARES        VALUE++
                                                                           ------        -------
Materials -- (Continued)
    Hill & Smith Holdings P.L.C.......................................    293,273 $    1,387,063
   #Hochschild Mining P.L.C...........................................    647,638      4,246,627
   *International Ferro Metals, Ltd...................................    423,652         89,426
   *Inveresk P.L.C....................................................    125,000             --
   #Lonmin P.L.C......................................................    388,210      4,229,044
    Marshalls P.L.C...................................................    722,366        927,275
    Mondi P.L.C.......................................................  1,236,260     10,517,525
   *Namakwa Diamonds, Ltd.............................................      6,057            322
   *New World Resources P.L.C. Series A...............................    132,319        609,480
   *Petra Diamonds, Ltd...............................................     86,217        162,143
    Petropavlovsk P.L.C...............................................    646,643      4,366,179
    RPC Group P.L.C...................................................    647,744      4,158,648
  #*Talvivaara Mining Co. P.L.C.......................................    418,283        979,423
    Victrex P.L.C.....................................................    340,523      6,758,690
    Yule Catto & Co. P.L.C............................................    962,661      2,112,726
    Zotefoams P.L.C...................................................     96,852        259,544
                                                                                  --------------
Total Materials.......................................................                94,091,885
                                                                                  --------------
Telecommunication Services -- (2.2%)
    Cable & Wireless Communications P.L.C.............................  9,400,024      4,617,093
   *Colt Group SA.....................................................  1,287,437      2,259,873
    Inmarsat P.L.C....................................................  1,600,026     12,303,355
    KCOM Group P.L.C..................................................  2,643,350      3,237,175
    TalkTalk Telecom Group P.L.C......................................  1,776,695      4,828,390
                                                                                  --------------
Total Telecommunication Services......................................                27,245,886
                                                                                  --------------
Utilities -- (2.5%)
    Dee Valley Group P.L.C............................................     12,109        241,759
    Drax Group P.L.C..................................................  1,492,564     11,098,612
    Pennon Group P.L.C................................................  1,434,955     17,258,792
    Telecom Plus P.L.C................................................    265,603      3,326,511
                                                                                  --------------
Total Utilities.......................................................                31,925,674
                                                                                  --------------
TOTAL COMMON STOCKS...................................................             1,232,404,769
                                                                                  --------------
PREFERRED STOCKS -- (0.0%)
Consumer Staples -- (0.0%)
    R.E.A. Holdings P.L.C.............................................      5,414          9,381
                                                                                  --------------
RIGHTS/WARRANTS -- (0.9%)
   *Melrose P.L.C. FPR 07/31/12.......................................  3,166,248     10,950,960
   *SFI Holdings, Ltd. Litigation Certificate.........................     26,713             --
   *Ultraframe P.L.C. Litigation Notes................................    319,285             --
                                                                                  --------------
TOTAL RIGHTS/WARRANTS.................................................                10,950,960
                                                                                  --------------

                                                                        SHARES/
                                                                         FACE
                                                                        AMOUNT
                                                                         (000)            VALUE+
                                                                         -----            ------
SECURITIES LENDING COLLATERAL -- (1.7%)
(S)@DFA Short Term Investment Fund.................................... 20,000,000     20,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%,
     08/01/12 (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%,
     07/01/42, valued at $2,099,586) to be repurchased at $2,058,429..     $2,058      2,058,418
                                                                                  --------------
TOTAL SECURITIES LENDING COLLATERAL...................................                22,058,418
                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,155,549,336)^^............................................            $1,265,423,528
                                                                                  ==============

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary.........   --    $  287,467,481   --    $  287,467,481
  Consumer Staples...............   --        48,794,415   --        48,794,415
  Energy.........................   --        62,061,093   --        62,061,093
  Financials.....................   --       173,831,581   --       173,831,581
  Health Care....................   --        26,163,921   --        26,163,921
  Industrials....................   --       350,826,142   --       350,826,142
  Information Technology.........   --       129,996,691   --       129,996,691
  Materials......................   --        94,091,885   --        94,091,885
  Telecommunication Services.....   --        27,245,886   --        27,245,886
  Utilities......................   --        31,925,674   --        31,925,674
Preferred Stocks
  Consumer Staples...............   --             9,381   --             9,381
Rights/Warrants..................   --        10,950,960   --        10,950,960
Securities Lending Collateral....   --        22,058,418   --        22,058,418
                                    --    --------------   --    --------------
TOTAL............................   --    $1,265,423,528   --    $1,265,423,528
                                    ==    ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                     THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                        SHARES     VALUE++
                                                                        ------     -------
COMMON STOCKS -- (85.9%)
AUSTRIA -- (2.1%)
    Agrana Beteiligungs AG............................................  17,322 $ 1,937,775
   *AMAG Austria Metall AG............................................   2,661      59,140
   *A-TEC Industries AG...............................................  21,828          --
    Atrium European Real Estate, Ltd.................................. 512,432   2,286,565
    Austria Email AG..................................................     715       4,704
   *Austria Technologie & Systemtechnik AG............................  39,681     306,458
    BKS Bank AG.......................................................   3,120      66,743
   #BWT AG............................................................  36,738     590,340
   #CA Immobilien Anlagen AG.......................................... 163,483   1,615,375
   *DO & CO Restaurants & Catering AG.................................   2,876     111,920
   *EAG-Beteiligungs AG...............................................   1,650         560
   #EVN AG............................................................ 137,021   1,696,682
    Flughafen Wien AG.................................................  44,524   1,734,646
    Frauenthal Holding AG.............................................  12,084     126,071
  #*Intercell AG...................................................... 209,630     494,446
    Josef Manner & Co. AG.............................................     870      58,281
   *Kapsch TrafficCom AG..............................................  20,302   1,460,285
   #Lenzing AG........................................................  41,036   3,590,926
    Mayr-Melnhof Karton AG............................................  33,551   2,952,330
   #Oberbank AG.......................................................  37,973   2,228,473
   #Oesterreichischen Post AG......................................... 134,696   4,291,545
   #Palfinger AG......................................................  52,899   1,038,364
    Polytec Holding AG................................................  75,807     501,928
   #RHI AG............................................................  98,844   2,183,041
    Rosenbauer International AG.......................................  13,833     672,369
   #S IMMO AG......................................................... 211,154   1,165,145
   *S&T System Integration & Technology Distribution AG...............   6,318      16,183
    Schoeller-Bleckmann Oilfield Equipment AG.........................  44,427   3,730,689
    Semperit Holding AG...............................................  44,990   1,525,875
    Strabag SE........................................................ 101,540   2,290,097
    UBM Realitaetenentwicklung AG.....................................   2,880      45,907
  #*Uniqa Versicherungen AG........................................... 248,568   2,771,326
   *Warimpex Finanz und Beteiligungs AG...............................   7,081       6,530
   #Wienerberger AG................................................... 490,253   4,121,587
    Wolford AG........................................................  11,252     380,292
   #Zumtobel AG....................................................... 128,443   1,376,813
                                                                               -----------
TOTAL AUSTRIA.........................................................          47,439,411
                                                                               -----------
BELGIUM -- (3.0%)
  #*Ablynx NV.........................................................  76,249     264,931
    Ackermans & van Haaren NV......................................... 103,313   7,895,864
  #*Agfa-Gevaert NV................................................... 746,852   1,146,054
    Arseus NV.........................................................  84,643   1,376,038
    Atenor Group NV...................................................   4,391     156,506
    Banque Nationale de Belgique......................................     952   2,560,996
    Barco NV..........................................................  55,666   3,192,270
   #Bekaert NV........................................................ 129,939   3,351,036
    Co.Br.Ha Societe Commerciale de Brasserie SA......................     115     212,952
    Compagnie d'Entreprises SA........................................  41,428   2,157,250
   *Compagnie du Bois Sauvage SA......................................      87           1
    Compagnie Immobiliere de Belgique SA..............................  10,604     333,125
    Compagnie Maritime Belge SA.......................................  64,776   1,353,051
   *Deceuninck NV..................................................... 271,899     353,985
  #*Devgen NV.........................................................  58,690     604,093
    D'Ieteren SA...................................................... 129,060   5,357,160
    Duvel Moorgat SA..................................................   8,799     843,473
    Econocom Group SA.................................................  65,485   1,362,591
   #Elia System Operator SA........................................... 124,286   4,939,473

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CONTINUED


                                                                        SHARES     VALUE++
                                                                        ------     -------
BELGIUM -- (Continued)
  #*Euronav SA........................................................  87,443 $   558,338
    EVS Broadcast Equipment SA........................................  51,147   2,410,368
    Exmar NV.......................................................... 132,340     937,832
    Floridienne SA....................................................   2,033     259,300
   *Galapagos NV......................................................  89,614   1,609,819
    Gimv NV...........................................................  12,481     545,159
    Hamon SA..........................................................   4,148      75,446
    Henex SA..........................................................   1,822      95,675
    Image Recognition Integrated Systems (I.R.I.S.) SA................   6,284     216,408
   *Ion Beam Applications SA..........................................  79,751     407,523
    Jensen-Group NV...................................................  12,030     118,335
    Kinepolis Group NV................................................  18,515   1,592,605
    Lotus Bakeries NV.................................................   1,361     853,203
    Melexis NV........................................................  93,665   1,396,721
    Mobistar SA.......................................................  70,251   2,165,971
   #Nyrstar NV........................................................ 599,376   2,871,563
  #*Picanol NV........................................................  16,697     300,096
   *RealDolmen NV (5529094)...........................................     120          18
   *RealDolmen NV (B3M0622)...........................................   7,512     159,029
    Recticel SA.......................................................  85,402     532,450
    Resilux SA........................................................   4,095     246,244
    Rosier SA.........................................................     655     194,225
    Roularta Media Group NV...........................................   8,707     148,414
   *SAPEC SA..........................................................   3,531     160,671
    Sioen Industries NV...............................................  52,140     307,675
    Sipef NV..........................................................  28,693   2,202,907
    Softimat SA.......................................................  24,253     116,408
   *Spector Photo Group SA............................................   8,349       2,568
    Telenet Group Holding NV..........................................     606      26,690
    Ter Beke NV.......................................................   2,260     138,358
    Tessenderlo Chemie NV............................................. 113,438   2,970,380
  #*ThromboGenics NV.................................................. 137,636   4,442,001
    Van de Velde NV...................................................  31,984   1,446,550
    VPK Packaging Group SA............................................  12,084     413,965
                                                                               -----------
TOTAL BELGIUM.........................................................          67,383,764
                                                                               -----------
DENMARK -- (3.1%)
    Alk-Abello A.S....................................................  25,725   1,627,095
   *Alm. Brand A.S.................................................... 466,665     909,618
   *Amagerbanken A.S.................................................. 647,900          --
    Ambu A.S. Series B................................................  24,493     533,252
   *Arkil Holdings A.S. Series B......................................     736      45,560
   *Auriga Industries A.S. Series B...................................  96,829   1,222,842
  #*Bang & Olufsen Holdings A.S....................................... 138,857   1,376,862
   *BankNordik A.S....................................................     292       3,179
  #*Bavarian Nordic A.S...............................................  96,869     837,430
    BoConcept Holding A.S.............................................   5,650     106,457
    Brodrene Hartmann A.S. Series B...................................  11,730     212,214
   *Brondbyernes IF Fodbold A.S. Series B.............................  12,924      27,656
    D/S Norden A.S.................................................... 110,869   2,714,670
  #*Dalhoff Larsen & Horneman A.S.....................................  27,579      18,968
   *Dantherm Holding A.S..............................................   1,304       3,224
    DFDS A.S..........................................................  18,568     893,028
   *Djursland Bank A.S................................................   8,970     190,993
    East Asiatic Co., Ltd. A.S........................................  55,571   1,310,419
    F.E. Bording A.S..................................................     600      56,849
    Fluegger A.S. Series B............................................   4,198     231,408
   *Genmab A.S........................................................ 140,715   1,443,734
    GN Store Nord A.S................................................. 803,034   9,565,834
   *GPV Industri A.S. Series B........................................   2,200      10,912
   *Greentech Energy Systems A.S......................................   8,355      19,875

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CONTINUED


                                                                        SHARES     VALUE++
                                                                        ------     -------
DENMARK -- (Continued)
    Gronlandsbanken A.S...............................................     768 $    51,325
   *H&H International A.S. Series B...................................  18,111     115,415
    Harboes Bryggeri A.S..............................................  12,252     180,145
   *Hojgaard Holding A.S. Series B....................................   2,739      31,225
   #IC Companys A.S...................................................  35,278     518,576
   *Incentive A.S.....................................................   3,575      10,935
    Jeudan A.S........................................................   4,620     349,306
   *Jyske Bank A.S.................................................... 192,853   5,160,327
    Lan & Spar Bank A.S...............................................   5,150     233,300
   *Lastas A.S. Series B..............................................  10,343      35,057
   *Lollands Bank A.S.................................................     248       4,274
   *Mols-Linien A.S...................................................  24,969      66,632
   *NeuroSearch A.S...................................................  68,138      75,822
    NKT Holding A.S...................................................  92,105   2,913,818
    Nordjyske Bank A.S................................................  17,600     201,049
    Norresundby Bank A.S..............................................   7,350     175,464
   #North Media A.S...................................................  36,665     149,140
   *Ostjydsk Bank A.S.................................................   3,305     116,469
  #*Pandora A.S....................................................... 172,678   1,652,664
  #*Parken Sport & Entertainment A.S..................................  33,556     365,995
    Per Aarsleff A.S. Series B........................................   7,213     473,795
    Ringkjoebing Landbobank A.S.......................................  17,395   2,059,066
    Roblon A.S. Series B..............................................     540      64,062
    Rockwool International A.S. Series B..............................  25,336   2,223,126
    Royal Unibrew A.S.................................................  40,267   2,530,665
   *Salling Bank A.S..................................................     430      16,698
    Schouw & Co. A.S..................................................  74,017   1,558,569
    SimCorp A.S.......................................................  19,486   3,172,580
   *Sjaelso Gruppen A.S...............................................   5,221       2,932
   *SKAKO A.S.........................................................   1,177       5,890
   *Skjern Bank A.S...................................................   3,276      47,200
    Solar Holdings A.S. Series B......................................  21,217   1,085,709
   *Spar Nord Bank A.S................................................ 257,987     937,156
   *Sparbank A.S......................................................  10,093      58,790
   *Sparekassen Faaborg A.S...........................................   1,972      66,864
   *Sydbank A.S....................................................... 279,299   4,519,563
   #Tivoli A.S........................................................     969     490,850
  #*TK Development A.S................................................ 153,640     380,257
   *Topdanmark A.S....................................................  53,386   9,049,844
  #*TopoTarget A.S.................................................... 413,505      82,298
   *Topsil Semiconductor Materials A.S................................ 194,350      12,873
   *Torm A.S.......................................................... 123,250      79,590
   *United International Enterprises A.S..............................   5,725     907,096
  #*Vestas Wind Systems A.S........................................... 416,310   1,985,356
   *Vestjysk Bank A.S.................................................  29,541      80,838
                                                                               -----------
TOTAL DENMARK.........................................................          67,660,684
                                                                               -----------
FINLAND -- (5.9%)
    Ahlstrom Oyj......................................................  26,969     425,680
    Aktia Oyj Series A................................................  14,830      82,039
   #Alma Media Oyj.................................................... 277,852   1,639,376
    Amer Sports Oyj................................................... 467,176   5,292,229
    Aspo Oyj..........................................................  83,192     613,124
    Atria P.L.C.......................................................  23,261     142,991
   *Bank of Aland P.L.C. Series B.....................................  22,078     228,107
    BasWare Oyj.......................................................  34,550     906,311
  #*Biotie Therapies Corp. Oyj........................................ 809,323     368,415
   #Cargotec Oyj Series B............................................. 134,915   2,928,820
    Citycon Oyj....................................................... 832,825   2,523,233
   *Componenta Oyj....................................................  34,813     124,627
    Comptel P.L.C..................................................... 337,600     161,591

                                      75

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CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
FINLAND -- (Continued)
   #Cramo Oyj.........................................................   148,755 $1,768,398
    Digia P.L.C.......................................................    55,020    158,582
    Efore Oyj.........................................................   109,219     80,450
   *Elcoteq SE........................................................     3,041         --
   *Elektrobit Corp. Oyj..............................................    16,849     12,196
    Elisa Oyj.........................................................   432,751  8,988,154
    eQ P.L.C..........................................................    67,120    133,018
    Etteplan Oyj......................................................    62,500    192,810
   *Finnair Oyj.......................................................   294,933    651,932
   *Finnlines Oyj.....................................................   124,906  1,074,462
    Fiskars Oyj Abp...................................................   181,663  3,290,315
    F-Secure Oyj......................................................   463,536    899,769
   *GeoSentric Oyj....................................................   244,900      3,013
   *Glaston Oyj Abp...................................................    87,274     31,122
    HKScan Oyj Series A...............................................   101,202    436,180
    Huhtamaki Oyj.....................................................   365,393  5,481,177
    Ilkka-Yhtyma Oyj..................................................    61,503    434,286
   #KCI Konecranes Oyj................................................   245,559  6,351,055
   #Kemira Oyj........................................................   419,197  5,246,614
    Kesko Oyj Series B................................................   151,246  3,905,616
    Laennen Tehtaat Oyj...............................................    18,920    307,036
    Lassila & Tikanoja Oyj............................................   134,457  1,648,678
   #Lemminkainen Oyj..................................................    22,983    453,790
  #*Mesta Board Oyj................................................... 1,549,706  3,965,836
   *Neo Industrial Oyj................................................    15,727     33,365
   #Neste Oil Oyj.....................................................   365,471  3,855,756
    Nordic Aluminium Oyj..............................................    10,440    351,224
    Okmetic Oyj.......................................................    54,991    337,606
    Olvi Oyj Series A.................................................    62,708  1,349,741
   #Oriola-KD Oyj Series A............................................     5,045     12,296
    Oriola-KD Oyj Series B............................................   422,437    997,775
    Orion Oyj Series A................................................   130,850  2,569,677
    Orion Oyj Series B................................................   368,171  7,340,999
  #*Outokumpu Oyj..................................................... 3,488,317  3,040,303
    Outotec Oyj.......................................................   163,942  7,493,464
    PKC Group Oyj.....................................................    62,885    960,520
    Pohjola Bank P.L.C. Series A......................................   331,849  3,846,962
    Ponsse Oyj........................................................    25,697    210,645
   #Poyry Oyj.........................................................   187,165    843,522
    Raisio P.L.C. Series V............................................   541,284  1,648,329
    Ramirent Oyj......................................................   314,761  2,414,519
    Rapala VMC Oyj....................................................   113,258    674,865
   #Rautaruukki Oyj Series K..........................................   373,835  2,432,690
    Raute Oyj Series A................................................    10,298     96,772
  #*Ruukki Group Oyj..................................................   604,909    372,416
    Saga Furs Oyj.....................................................    11,244    227,198
   #Sanoma Oyj........................................................   323,977  2,780,634
   *Scanfil P.L.C.....................................................   123,479    103,250
    Sievi Capital P.L.C...............................................   123,479    139,632
    SRV Group P.L.C...................................................     7,277     30,181
    Stockmann Oyj Abp Series A........................................    43,914    799,844
   #Stockmann Oyj Abp Series B........................................   121,871  2,218,766
  #*Stonesoft Oyj.....................................................     6,140     10,221
   #Technopolis Oyj...................................................   301,391  1,228,965
    Teleste Oyj.......................................................    53,559    253,955
   #Tieto Oyj.........................................................   291,983  4,859,695
   #Tikkurila Oyj.....................................................   136,287  2,342,864
   *Tulikivi Oyj......................................................    48,836     28,834
   #Uponor Oyj Series A...............................................   219,676  2,270,277
   #Vacon Oyj.........................................................    45,190  2,091,656
    Vaisala Oyj Series A..............................................    39,132    716,272

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CONTINUED


                                                                          SHARES      VALUE++
                                                                          ------      -------
FINLAND -- (Continued)
    Viking Line Abp...................................................    10,366 $    228,322
   #Yit Oyj...........................................................   437,684    7,833,161
                                                                                 ------------
TOTAL FINLAND.........................................................            129,998,205
                                                                                 ------------
FRANCE -- (9.6%)
   #ABC Arbitrage SA..................................................    22,399      179,102
  #*Air France-KLM....................................................   357,513    1,898,588
   #Akka Technologies SA..............................................    13,905      405,918
  #*Alcatel-Lucent SA................................................. 3,257,925    3,595,635
    Ales Groupe SA....................................................    30,784      510,555
    Altamir Amboise SA................................................    76,113      582,526
    Alten, Ltd........................................................    70,349    1,981,012
   *Altran Technologies SA............................................   676,432    3,154,910
    April SA..........................................................    74,171    1,057,817
  #*Archos SA.........................................................    75,094      316,002
    Arkema SA.........................................................    80,109    5,896,698
  #*Artprice.com SA...................................................    11,156      368,471
    Assystem..........................................................    55,571    1,017,446
  #*Atari SA..........................................................   102,420      135,606
    AtoS SA...........................................................    42,386    2,380,309
    Aubay SA..........................................................    10,285       62,942
    Audika Groupe SA..................................................    21,251      236,233
   #Aurea SA..........................................................     3,637       20,540
    Avenir Telecom SA.................................................    17,841        9,841
    Axway Software SA.................................................    22,982      375,801
   *Baccarat SA.......................................................     1,090      204,998
    Banque Tarneaud SA................................................     1,430      147,845
   #Beneteau SA.......................................................   179,820    1,709,408
  #*Bigben Interactive SA.............................................    10,448       95,319
  #*BioAlliance Pharma SA.............................................    45,552      213,545
    Boiron SA.........................................................    28,682      777,674
    Boizel Chanoine Champagne SA......................................     7,266      346,556
    Bonduelle SCA.....................................................    13,776    1,177,508
    Bongrain SA.......................................................    34,266    1,997,520
   #Bourbon SA........................................................   183,342    4,843,595
   *Boursorama SA.....................................................    63,152      427,474
   *Bull SA...........................................................   309,488      891,732
   #Burelle SA........................................................     3,866      895,790
    Cafom SA..........................................................     4,919       29,554
    Catering International Services SA................................       862       96,954
    CBo Territoria SA.................................................    10,136       31,903
    Cegedim SA........................................................    16,591      481,108
    Cegid Group.......................................................    16,629      277,849
    CFAO SA...........................................................    75,679    3,575,347
    Cie des Alpes.....................................................     6,721      103,527
   *Cie Generale de Geophysique - Veritas SA..........................     4,010      114,780
    Ciments Francais SA...............................................     9,203      508,286
   *Club Mediterranee SA..............................................    87,116    1,423,701
    Compagnie Industrielle et Financiere D'Entreprises SA.............     1,200       73,529
   *CS Communication & Systemes SA....................................       367          917
    Damartex SA.......................................................    20,796      401,783
   #Derichebourg SA...................................................   548,515    1,180,470
    Devoteam SA.......................................................    24,812      274,250
   *Dynaction SA......................................................     9,874       69,212
    Eiffage SA........................................................    72,566    1,918,423
    Electricite de Strasbourg SA......................................    21,886    2,515,118
    Eramet SA.........................................................        13        1,379
    Esso SA Francaise.................................................     9,411      652,004
    Establissements Maurel et Prom SA.................................   326,408    5,008,604
   *Etam Developpement SA.............................................     1,949       28,610
    Euler Hermes SA...................................................    40,320    2,508,778

                                      77

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CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
FRANCE -- (Continued)
  #*Euro Disney SCA...................................................   138,383 $  678,820
    Eurofins Scientific SA............................................    19,434  2,529,646
    Exel Industries SA Series A.......................................    10,680    423,920
   *Faiveley Transport SA.............................................    21,104  1,224,164
   #Faurecia SA.......................................................   124,753  1,978,160
   #Fimalac SA........................................................    31,490  1,211,292
    Fleury Michon SA..................................................     4,694    181,894
   *GameLoft SA.......................................................   153,330    875,407
   *Gascogne SA.......................................................     6,907     68,425
    Gaumont SA........................................................    13,980    623,428
    GEA SA............................................................     1,000     80,390
  #*GECI International SA.............................................    59,392    130,806
    Gemalto NV........................................................    97,900  7,481,008
    Gevelot SA........................................................     3,584    240,706
    GFI Informatique SA...............................................   137,700    453,510
    GL Events SA......................................................    21,468    433,228
    GPE Groupe Pizzorno SA............................................     4,763     53,234
    Groupe Crit SA....................................................    24,255    393,346
    Groupe Flo SA.....................................................    29,358    110,232
   *Groupe Go Sport SA................................................       965      5,057
    Groupe Gorge SA...................................................    16,077    140,368
    Groupe Guillin SA.................................................     1,061     70,176
    Groupe Open SA....................................................    27,590    156,837
   *Groupe Partouche SA...............................................    61,786     68,203
    Groupe Steria SCA.................................................    86,854  1,106,675
    Guerbet SA........................................................     6,577    547,587
   *Haulotte Group SA.................................................    61,352    412,154
   #Havas SA.......................................................... 1,079,959  5,255,221
  #*Hi-Media SA.......................................................   116,838    279,372
   *Idsud SA..........................................................     2,213     51,134
    Ingenico SA.......................................................   122,231  6,537,030
   #Interparfums SA...................................................    18,983    397,618
    Ipsen SA..........................................................    61,464  1,456,493
   *Ipsos SA..........................................................    98,369  2,856,142
   *Jacquet Metal Service SA..........................................    48,141    446,972
   *Kaufman & Broad SA................................................       551      9,665
   #Korian SA.........................................................     8,297    125,083
    L.D.C. SA.........................................................        19      1,985
    Laurent-Perrier SA................................................    12,546  1,096,207
    Lectra SA.........................................................    83,499    475,594
    Lisi SA...........................................................    16,907  1,103,378
  #*LVL Medical Groupe SA.............................................    18,786    705,845
    M6 Metropole Television SA........................................   160,626  2,225,953
    Maisons France Confort SA.........................................    11,538    310,580
    Manitou BF SA.....................................................    48,911    815,210
    Manutan International SA..........................................    14,553    538,200
  #*Maurel et Prom Nigeria SA.........................................   323,678    728,032
    Medica SA.........................................................    99,802  1,666,667
    Mersen SA.........................................................    66,545  1,682,718
    MGI Coutier SA....................................................     2,753    112,662
    Montupet SA.......................................................     8,127     43,700
    Mr. Bricolage SA..................................................    30,731    324,992
    Naturex SA........................................................    12,841    726,108
   #Neopost SA........................................................   106,147  6,043,689
    Nexans SA.........................................................   131,823  5,747,716
    Nexity SA.........................................................    87,378  2,074,313
    NextRadioTV SA....................................................     3,451     50,828
  #*NicOx SA..........................................................   245,527    762,356
    Norbert Dentressangle SA..........................................    20,989  1,290,364
    NRJ Group SA......................................................    35,593    216,188
   #Oeneo SA..........................................................   113,285    330,934

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CONTINUED


                                                                        SHARES    VALUE++
                                                                        ------    -------
FRANCE -- (Continued)
   #Orpea SA.......................................................... 101,314 $3,773,890
    Osiatis SA........................................................     685      4,155
  #*PagesJaunes Groupe SA............................................. 384,634    675,144
   *Parrot SA.........................................................  23,860    725,069
    Pierre & Vacances SA..............................................  18,411    259,792
    Plastic Omnium SA.................................................  96,698  2,610,265
    Plastivaloire SA..................................................   4,552     75,907
    PSB Industries SA.................................................   8,438    272,934
    Rallye SA.........................................................  95,651  2,780,185
   *Recylex SA........................................................  55,481    161,962
    Remy Cointreau SA.................................................  70,183  8,282,494
   #Robertet SA.......................................................   3,167    468,489
   *Rodriguez Group SA................................................  11,606     53,676
    Rougier SA........................................................   5,923    233,206
    Rubis SCA.........................................................  90,302  4,743,795
  #*S.T. Dupont SA.................................................... 300,960    110,678
   #SA des Ciments Vicat..............................................  40,662  1,711,373
    Sabeton SA........................................................  13,500    219,424
    Saft Groupe SA....................................................  79,482  1,800,042
    Samse SA..........................................................   8,342    591,243
    Sartorius Stedim Biotech SA.......................................   7,679    633,890
   #Seche Environnement SA............................................   4,891    168,507
    Sechilienne SA....................................................  62,522    798,391
   *Securidev SA......................................................   2,500     83,763
   *Sequana SA........................................................ 176,532    331,986
    Societe Anonyme d'Explosifs et de Produits Chimiques SA...........     524    122,664
    Societe BIC SA....................................................  62,449  6,330,304
    Societe d'Edition de Canal Plus SA................................ 306,742  1,733,199
    Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA...  46,150  1,754,968
    Societe Internationale de Plantations d'Heveas SA.................   4,634    362,034
    Societe Pour l'Informatique Industrielle SA.......................  40,908    200,228
    Societe Television Francaise 1 SA................................. 386,597  3,252,309
  #*Soitec SA......................................................... 400,615  1,097,663
    Somfy SA..........................................................  21,738  3,677,305
    Sopra Group SA....................................................  22,982  1,077,518
   *Spir Communication SA.............................................   4,687    100,742
    Stallergenes SA...................................................  10,321    561,915
  #*Ste Industrielle d'Aviation Latecoere SA..........................  23,755    280,816
    Stef SA...........................................................  29,121  1,309,585
    Store Electronic SA...............................................   3,620     44,508
    Sword Group SA....................................................  18,798    276,103
    Synergie SA.......................................................  60,624    518,854
  #*Technicolor SA.................................................... 345,947    751,691
    Teleperformance SA................................................ 182,548  4,489,348
    Tessi SA..........................................................   5,050    442,969
  #*Theolia SA........................................................ 173,640    251,211
   #Thermador Groupe..................................................   4,225    287,785
    Tonnellerie Francois Freres SA....................................   3,898    156,575
    Total Gabon SA....................................................     860    349,388
    Touax SA..........................................................   2,305     62,936
    Toupargel Groupe SA...............................................     111        894
  #*Transgene SA......................................................  44,474    400,674
    Trigano SA........................................................  29,574    342,243
   *UbiSoft Entertainment SA.......................................... 342,902  2,361,213
    Union Financiere de France Banque SA..............................  16,828    364,540
    Valeo SA.......................................................... 149,480  6,404,067
    Viel et Compagnie SA.............................................. 158,130    482,705
   #Vilmorin & Cie SA.................................................  20,195  2,274,084
    Virbac SA.........................................................  17,494  3,073,435
  #*Vivalis SA........................................................  30,181    192,258
    VM Materiaux SA...................................................   6,914    168,754

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CONTINUED


                                                                        SHARES      VALUE++
                                                                        ------      -------
FRANCE -- (Continued)
    Vranken Pommery Monopole SA.......................................  14,162 $    409,607
    Zodiac Aerospace SA...............................................  70,891    6,913,124
                                                                               ------------
TOTAL FRANCE..........................................................          211,809,100
                                                                               ------------
GERMANY -- (12.6%)
    A.S. Creation Tapeton AG..........................................   6,853      238,826
   *AAP Implantate AG.................................................  43,505       58,523
   *Aareal Bank AG.................................................... 423,110    6,975,293
   *Abwicklungsgesellschaft Roesch AG Medizintechnik..................   7,300          251
  #*ADVA Optical Networking SE........................................ 151,502      916,656
  #*Advanced Inflight Alliance AG.....................................   9,706       53,445
    AGROB Immobilien AG...............................................   5,800       71,678
  #*Air Berlin P.L.C.................................................. 117,774      263,453
   #Aixtron SE........................................................ 321,547    4,228,267
    ALBA SE...........................................................  21,642    1,559,270
   *Aligna AG......................................................... 318,087        7,436
    Allgeier SE.......................................................  16,783      217,476
    Amadeus Fire AG...................................................  16,192      684,690
   *Analytik Jena AG..................................................     597        8,165
   *Andreae-Noris Zahn AG.............................................  26,412    1,073,359
   #Asian Bamboo AG...................................................  29,133      251,175
    Atoss Software AG.................................................     303        8,170
    Aurubis AG........................................................ 153,470    7,827,291
    Baader Bank AG.................................................... 123,981      287,594
   #Balda AG.......................................................... 127,634      775,234
   #Bauer AG..........................................................  31,133      725,469
   #BayWa AG..........................................................  38,379    1,426,414
    Bechtle AG........................................................  55,566    2,113,693
    Bertrandt AG......................................................  23,001    1,630,407
   *Beta Systems Software AG..........................................   8,265       14,927
  #*Bijou Brigitte AG.................................................   8,304      520,840
    Bilfinger Berger SE...............................................  82,342    6,749,435
    Biotest AG........................................................  20,784    1,112,836
   *BKN International AG..............................................  33,408          534
   *BMP Media Vestors AG..............................................  36,887       33,336
   *Borussia Dortmund GmbH & Co. KGaA................................. 208,512      632,220
    CANCOM AG.........................................................  27,644      505,527
   #Carl Zeiss Meditec AG.............................................  92,909    2,242,956
   #CAT Oil AG........................................................  50,233      312,938
   *Celesio AG........................................................ 140,854    2,562,343
    CENIT AG..........................................................  13,580      113,445
   #Centrotec Sustainable AG..........................................  42,634      647,511
    Centrotherm Photovoltaics AG......................................  20,165       25,156
    Cewe Color Holding AG.............................................  15,268      551,852
  #*Colonia Real Estate AG............................................  16,334       66,136
    Comdirect Bank AG................................................. 139,558    1,247,337
  #*CompuGroup Medical AG.............................................  28,092      393,498
  #*Conergy AG........................................................ 274,618      164,735
  #*Constantin Medien AG.............................................. 359,780      648,064
    CropEnergies AG...................................................  72,506      436,675
    CTS Eventim AG.................................................... 106,100    3,114,454
   *Curanum AG........................................................ 100,137      207,115
   #DAB Bank AG....................................................... 130,043      511,748
    Data Modul AG.....................................................  11,455      181,075
   #Delticom AG.......................................................  14,598      990,264
   *Deufol AG......................................................... 113,203      125,370
    Deutsche Beteiligungs AG..........................................  29,148      591,052
    Deutsche Wohnen AG................................................ 490,804    8,174,864
   *Deutz AG.......................................................... 263,835      981,109
  #*Dialog Semiconductor P.L.C........................................ 192,470    3,685,534
   #DIC Asset AG......................................................  13,115      109,438

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CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
GERMANY -- (Continued)
    Dierig Holding AG.................................................     9,408 $  129,030
   #Douglas Holding AG................................................   105,346  4,393,464
    Dr. Hoenle AG.....................................................    14,858    175,936
    Draegerwerk AG & Co. KGaA.........................................     2,403    204,691
   #Drillisch AG......................................................   158,285  1,480,216
    Duerr AG..........................................................    36,111  2,407,349
    DVB Bank SE.......................................................   173,470  5,100,610
    Eckert & Ziegler AG...............................................    11,974    322,765
    Elmos Semiconductor AG............................................    34,592    262,465
    ElreingKlinger AG.................................................   106,886  2,956,993
    Erlus AG..........................................................     2,970    133,500
   #Euromicron AG.....................................................    24,208    593,799
    Euwax AG..........................................................    14,880    925,186
  #*Evotec AG......................................................... 1,165,338  3,716,560
    Fielmann AG.......................................................    36,654  3,281,764
  #*First Sensor AG...................................................    17,254    188,229
   *FJA AG............................................................       217        304
   #Freenet AG........................................................   372,758  5,454,882
   #Fuchs Petrolub AG.................................................   139,299  6,995,950
   *GAGFAH SA.........................................................   281,532  2,883,131
    GBW AG............................................................    28,417    770,516
    Gerresheimer AG...................................................    99,080  4,636,170
    Gerry Weber International AG......................................    89,108  3,656,758
   *Gesco AG..........................................................    10,010    781,356
    GFK SE............................................................    72,083  3,382,993
    GFT Technologies AG...............................................    66,050    247,657
  #*Gigaset AG........................................................   175,782    297,306
    Gildemeister AG...................................................   185,953  2,804,558
    Grammer AG........................................................    41,417    682,555
    Grenkeleasing AG..................................................    32,703  1,947,951
   #H&R AG............................................................    42,122    634,448
    Hamborner REIT AG.................................................    22,740    191,356
    Hamburger Hafen und Logistik AG...................................    62,167  1,377,223
  #*Hansa Group AG....................................................   146,815    493,698
   #Hawesko Holding AG................................................    19,463    860,329
  #*Heidelberger Druckmaschinen AG....................................   734,833    938,138
    Highlight Communications AG.......................................    61,832    277,530
  #*Homag Group AG....................................................    14,489    213,913
    Indus Holding AG..................................................    78,458  1,835,932
   #Innovation in Traffic Systems AG..................................    23,949    564,770
   *Intershop Communications AG.......................................    62,598    164,563
    Isra Vision AG....................................................    10,917    247,756
  #*IVG Immobilien AG.................................................   400,498    925,969
    Jenoptik AG.......................................................   162,963  1,099,250
   *Joyou AG..........................................................     4,817     46,714
   *Kampa AG..........................................................    35,505      1,440
  #*Kloeckner & Co. SE................................................   341,221  2,959,661
   *Koenig & Bauer AG.................................................     9,557    151,281
    Kontron AG........................................................   189,937    928,035
    Krones AG.........................................................    72,618  3,390,893
    KSB AG............................................................     3,584  1,865,927
  #*Kuka AG...........................................................   102,786  2,329,659
    KWS Saat AG.......................................................    17,224  4,692,902
    Leifheit AG.......................................................    12,500    368,502
    Leoni AG..........................................................   115,635  4,282,670
   *Loewe AG..........................................................    25,187    142,661
   *Lotto24 AG........................................................     8,798     33,406
   #LPKF Laser & Electronics AG.......................................    24,777    387,139
  #*Manz AG...........................................................     6,193    152,241
  #*Masterflex AG.....................................................    19,347    111,280
   *Maxdata Computer AG...............................................    94,120     14,012

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CONTINUED


                                                                                    SHARES     VALUE++
                                                                                    ------     -------
GERMANY -- (Continued)
   *Mediclin AG.................................................................   119,554 $   629,064
  #*Medigene AG.................................................................    95,039     144,844
    Mensch und Maschine Software AG.............................................    16,798     110,366
    MLP AG......................................................................   216,957   1,167,603
   #Mobotix AG..................................................................    13,494     291,731
   *Mologen AG..................................................................    24,745     292,337
  #*Morphosys AG................................................................    69,092   1,541,472
    MTU Aero Engines Holding AG.................................................    94,967   7,125,640
    Muehlbauer Holding & Co. AG.................................................    14,905     403,610
   #MVV Energie AG..............................................................   114,055   3,087,853
    Nemetschek AG...............................................................    24,668     835,396
    Nexus AG....................................................................    33,813     310,276
  #*Nordex SE...................................................................   176,017     658,584
    NORMA Group.................................................................    31,821     703,809
   #OHB AG......................................................................    35,659     601,648
   *Oldenburgische Landesbank AG................................................     4,234     107,360
    P&I Personal & Informatik AG................................................    17,889     636,299
   *Patrizia Immobilien AG......................................................    64,875     396,664
    Pfeiffer Vacuum Technology AG...............................................    34,299   3,379,882
    Phoenix Solar AG............................................................     4,057       4,924
    PNE Wind AG.................................................................   167,451     287,725
  #*Praktiker AG................................................................   195,237     314,994
    Progress-Werk Oberkirch AG..................................................     7,812     310,884
   #PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie...    30,993     645,895
    PVA TePla AG................................................................    46,019     157,118
    QSC AG......................................................................   341,441     970,309
    R Stahl AG..................................................................    14,410     444,591
   #Rational AG.................................................................    15,420   3,523,820
    REALTECH AG.................................................................    11,221      56,494
    Rheinmetall AG..............................................................   135,137   6,741,250
    Rhoen-Klinikum AG...........................................................   406,308   8,725,264
    Ruecker AG..................................................................    18,434     362,695
    S.A.G. Solarstrom AG........................................................    17,537      42,605
  #*SAF-Holland SA..............................................................   151,702     862,950
    Salzgitter AG...............................................................    26,352     958,067
    Schaltbau Holding AG........................................................     2,217     212,064
   *Sedo Holding AG.............................................................    68,205     157,259
    Sektkellerei Schloss Wachenheim AG..........................................    10,565     103,172
   *SER Systems AG..............................................................     9,400         197
   #SGL Carbon SE...............................................................   229,387   9,280,972
  #*Singulus Technologies AG....................................................   236,814     597,323
    Sinner AG...................................................................     2,660      47,805
   #Sixt AG.....................................................................    81,198   1,446,115
    SKW Stahl-Metallurgie Holding AG............................................    17,013     257,879
  #*Sky Deutschland AG.......................................................... 1,064,773   3,246,180
   *SM Wirtschaftsberatungs AG..................................................    18,133     103,543
   #SMA Solar Technology AG.....................................................    23,168     709,094
   #SMT Scharf AG...............................................................     6,622     171,259
    Software AG.................................................................   173,056   5,627,375
   *Solar-Fabrik AG.............................................................     8,869      25,365
   #Solarworld AG...............................................................   285,203     415,708
   *Solon SE....................................................................    21,137       2,062
   #Stada Arzneimittel AG.......................................................   196,804   6,226,900
    STINAG Stuttgart Invest AG..................................................    35,003     657,907
   *Stoehr & Co. AG.............................................................     6,000      15,015
   *STRATEC Biomedical AG.......................................................    27,909   1,119,373
   *Stroer Out-of-Home Media AG.................................................    57,987     543,380
  #*Suss Microtec AG............................................................    71,196     797,257
    Symrise AG..................................................................   327,915  10,292,089
    Syzygy AG...................................................................    30,656     128,761
   #TAG Immobilien AG...........................................................   346,583   3,335,982

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CONTINUED


                                                                          SHARES      VALUE++
                                                                          ------      -------
GERMANY -- (Continued)
    Takkt AG..........................................................   126,507 $  1,454,446
    Telegate AG.......................................................    16,807      131,775
   *Tipp24 SE.........................................................    14,173      606,185
    Tom Tailor Holding AG.............................................    52,240      898,768
    Tomorrow Focus AG.................................................   113,715      531,235
  #*TUI AG............................................................   517,377    3,335,346
    UMS United Medical Systems International AG.......................     6,165       53,663
    UmweltBank AG.....................................................    17,656      581,123
    United Internet AG................................................     1,901       33,599
   *VBH Holding AG....................................................     9,415       36,855
   *Verbio AG.........................................................    52,498      167,606
   #Vossloh AG........................................................    37,975    3,344,134
   #VTG AG............................................................    33,459      498,147
   #Wacker Neuson SE..................................................    53,221      789,604
   *Wanderer-Werke AG.................................................     7,903          554
  #*Washtec AG........................................................     5,625       62,089
   #Wincor Nixdorf AG.................................................   119,287    4,530,927
   #Wirecard AG.......................................................   333,301    6,578,824
    Wuerttembergische Lebensversicherung AG...........................    26,099      477,071
    Wuerttembergische Metallwarenfabrik AG............................    28,781    1,649,027
   #XING AG...........................................................    12,102      606,998
   *Zhongde Waste Technology AG.......................................     1,197        2,869
  #*zooplus AG........................................................     5,927      196,013
                                                                                 ------------
TOTAL GERMANY.........................................................            280,475,418
                                                                                 ------------
GREECE -- (1.5%)
   *Aegean Airlines S.A...............................................     5,746        9,330
   *Aegek S.A.........................................................   120,000       12,644
   *Alfa Alfa Energy S.A..............................................     3,810        6,516
   *Alpha Bank A.E....................................................   674,977      999,480
   *Alumil Aluminum Industry S.A......................................    48,665       14,595
   *Alysida S.A.......................................................     2,376        5,821
   *Anek Lines S.A....................................................   498,242       52,622
   *Astir Palace Hotels S.A...........................................    93,886      368,423
   *Athens Medical Center S.A.........................................   148,223       53,691
   *Atlantic Supermarkets S.A.........................................    34,730        3,419
   *Attica Bank S.A...................................................   184,177       56,424
   *Atti-Kat S.A......................................................    56,554        2,303
    Autohellas S.A....................................................    81,839      115,558
   *Babis Vovos International Construction S.A........................    21,073        7,882
   *Balafas S.A.......................................................    15,200        3,553
   *Balkan Real Estate S.A............................................     5,450        2,544
   *Bank of Cyprus P.L.C.............................................. 4,342,301    1,170,018
    Bank of Greece S.A................................................   133,571    1,719,403
   *Cyprus Popular Bank PCL........................................... 3,674,665      269,926
   *Daios Plastics S.A................................................    16,350      103,113
   *Diagnostic & Therapeutic Center of Athens Hygeia S.A..............   275,576       58,977
   *EFG Eurobank Ergasias S.A.........................................   971,907      803,656
   *Elastron S.A......................................................    92,898       56,844
   *Elbisco Holding S.A...............................................    28,098        3,733
    Elektrak S.A......................................................    34,087       74,521
   *Elektroniki Athinon SA............................................     7,497        4,872
    Ellaktor S.A......................................................   544,614      696,180
   *Elval - Hellenic Aluminium Industry S.A...........................    28,590       29,837
   *Etma Rayon S.A....................................................    11,242       19,503
   *Euro Reliance General Insurance Co. S.A...........................    54,730       32,160
   *Euromedica S.A....................................................    33,079       20,000
    EYDAP Athens Water Supply & Sewage Co. S.A........................   116,677      403,831
   *F.G. Europe S.A...................................................     4,536        2,785
   *Folli Follie Group S.A............................................   150,049      943,552
   *Forthnet S.A......................................................   253,290       26,179

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CONTINUED


                                                                          SHARES     VALUE++
                                                                          ------     -------
GREECE -- (Continued)
   *Fourlis Holdings S.A..............................................   146,787 $   153,318
    Frigoglass S.A....................................................   115,348     495,466
    GEK Terna S.A.....................................................   296,155     313,705
   *Geniki Bank S.A...................................................    31,074       4,493
   *Halkor S.A........................................................   223,666     104,903
   *Hellenic Cables S.A...............................................    64,529      82,243
    Hellenic Exchanges S.A............................................   296,505     903,074
    Hellenic Petroleum S.A............................................   326,121   2,132,472
   *Hellenic Sugar Industry S.A.......................................    66,000      66,310
   *Hellenic Telecommunication Organization Co. S.A...................   707,121   1,749,471
   *Heracles General Cement Co. S.A...................................    77,436     114,498
   *Iaso S.A..........................................................   206,042     131,642
   *Inform P. Lykos S.A...............................................    23,285      20,784
   *Informatics S.A...................................................     3,778       1,441
   *Intracom Holdings S.A.............................................   313,001      63,738
   *Intracom Technical & Steel Constructions S.A......................    73,136      40,616
    Intralot S.A.-Integrated Lottery Systems & Services...............   551,157     609,642
   *Ionian Hotel Enterprises S.A......................................    16,914     294,436
   *Ipirotiki Software & Publications S.A.............................    22,110      52,776
    JUMBO S.A.........................................................   400,965   1,494,770
    Karelia Tobacco Co., Inc. S.A.....................................     5,787     708,063
   *Kathimerini Publishing S.A........................................    47,170      21,988
   *Lambrakis Press SA................................................    14,394      24,592
   *Lamda Development S.A.............................................       905       2,055
   *Lan-Net S.A.......................................................    12,688      18,734
   *Lavipharm S.A.....................................................    57,739       7,916
    Loulis Mills S.A..................................................    41,702      73,321
   *Marfin Investment Group Holdings S.A.............................. 2,380,237     530,151
    Metka S.A.........................................................   101,638     757,065
   *Michaniki S.A.....................................................   155,442      32,264
    Motor Oil (Hellas) Corinth Refineries S.A.........................   246,966   1,457,873
   *Mytilineos Holdings S.A...........................................   367,558     955,506
   *National Bank of Greece S.A....................................... 1,343,567   2,091,677
   *Neorion Holdings S.A..............................................    14,991       2,951
    OPAP S.A..........................................................   168,712   1,013,789
   *Pegasus Publishing SA.............................................    18,829       3,584
   *Piraeus Bank S.A.................................................. 4,777,477   1,300,228
    Piraeus Port Authority S.A........................................    21,267     249,912
   *Promota Hellas S.A................................................     8,860       2,507
   *Proton Bank S.A...................................................   141,214          --
    Public Power Corp. S.A............................................   528,487   1,394,047
   *Real Estate Development & Services S.A............................    94,497      49,923
    S&B Industrial Minerals S.A.......................................    68,336     395,688
   *Sarantis S.A......................................................    74,884     174,296
   *Selected Textile S.A..............................................    60,619      33,266
   *Sfakianakis S.A...................................................    17,776      19,688
   *Sidenor Steel Products Manufacturing Co. S.A......................   202,812     138,140
   *T Bank S.A........................................................   228,007          --
   *Technical Olympic S.A.............................................     2,237       3,409
   *Teletypos S.A. Mega Channel.......................................    77,669      60,888
    Terna Energy S.A..................................................   137,807     199,670
   *Themeliodomi S.A..................................................    37,422      17,036
    Thessaloniki Port Authority S.A...................................     6,936     106,405
    Thessaloniki Water Supply & Sewage Co. S.A........................    15,807      65,906
   *Thrace Plastics Co. S.A...........................................    89,075      63,470
   *Titan Cement Co. S.A..............................................   203,501   3,249,344
   *TT Hellenic Postbank S.A..........................................   695,353     236,645
   *Varvaressos S.A. European Spinning Mills..........................    10,832       7,197
   *Viohalco Hellenic Copper and Aluminum Industry S.A................   603,593   1,622,881
                                                                                 -----------
TOTAL GREECE..........................................................            34,075,768
                                                                                 -----------

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CONTINUED


                                                                          SHARES     VALUE++
                                                                          ------     -------
IRELAND -- (2.9%)
    Abbey P.L.C.......................................................    83,095 $   601,201
   *Aer Lingus Group P.L.C............................................   752,359   1,004,870
   *Aminex P.L.C......................................................   496,086      39,540
    C&C Group P.L.C. (B010DT8)........................................   399,607   1,743,617
    C&C Group P.L.C. (B011Y09)........................................ 1,014,594   4,452,286
    DCC P.L.C. (0242493)..............................................   308,989   7,658,141
    DCC P.L.C. (4189477)..............................................    19,143     475,514
    Donegal Creameries P.L.C..........................................    26,085     106,243
    Dragon Oil P.L.C.................................................. 1,039,922   9,266,279
   *Elan Corp. P.L.C..................................................    64,309     750,037
    FBD Holdings P.L.C................................................   125,728   1,221,967
    Fyffes P.L.C......................................................   931,137     514,581
    Glanbia P.L.C. (0066950)..........................................   700,613   5,252,810
    Glanbia P.L.C. (4058629)..........................................    69,229     519,513
    Grafton Group P.L.C...............................................   567,653   1,938,046
    IFG Group P.L.C...................................................   337,495     606,162
   *Independent News & Media P.L.C. (B59HWB1).........................   406,791     102,325
   *Independent News & Media P.L.C. (B5TR5N4).........................   318,060      80,211
    Irish Continental Group P.L.C.....................................    91,000   1,670,419
   *Kenmare Resources P.L.C. (0487948)................................ 4,136,548   2,474,340
   *Kenmare Resources P.L.C. (4490737)................................   409,813     246,130
    Kingspan Group P.L.C..............................................   449,509   3,596,485
   *McInerney Holdings P.L.C..........................................   697,135          --
    Paddy Power P.L.C. (0258810)......................................   180,573  12,158,178
    Paddy Power P.L.C. (4828974)......................................    10,071     678,892
   *Providence Resources P.L.C........................................    57,865     582,456
    Smurfit Kappa Group P.L.C.........................................   469,012   3,488,860
    Total Produce P.L.C...............................................   752,811     366,361
    United Drug P.L.C. (3302480)......................................   820,214   2,115,782
    United Drug P.L.C. (3335969)......................................    63,911     165,128
                                                                                 -----------
TOTAL IRELAND.........................................................            63,876,374
                                                                                 -----------
ISRAEL -- (2.5%)
   *Africa Israel Investments, Ltd....................................   326,135     825,783
   *Africa Israel Properties, Ltd.....................................    37,844     245,052
    Africa Israel Residences, Ltd.....................................       594       5,817
   *Airport City, Ltd.................................................   100,064     386,758
   *Alon Holdings Blue Square Israel, Ltd.............................    46,194      92,827
   *AL-ROV Israel, Ltd................................................    15,910     258,068
   *Alrov Properties & Lodgings, Ltd..................................     5,723      74,563
   *Alvarion, Ltd.....................................................   189,392      70,289
    Amot Investments, Ltd.............................................   179,212     367,234
   *AudioCodes, Ltd...................................................   159,083     247,832
    Avgol Industries 1953, Ltd........................................   353,269     254,400
   *Azorim Investment Development & Construction Co., Ltd.............       302         277
   *Babylon, Ltd......................................................    85,969     890,987
    Bayside Land Corp.................................................     2,235     347,343
    Big Shopping Centers 2004, Ltd....................................     2,001      40,599
   *Biocell, Ltd......................................................    16,731     109,051
   *BioLineRX, Ltd....................................................   499,334     138,608
    Blue Square Real Estate, Ltd......................................     3,782      59,700
    Cellcom Israel, Ltd...............................................    88,476     494,212
   *Ceragon Networks, Ltd.............................................    63,320     520,460
   *Clal Biotechnology Industries, Ltd................................   146,663     352,176
    Clal Industries & Investments, Ltd................................   285,112     793,076
    Clal Insurance Enterprises Holdings, Ltd..........................    83,321     705,989
   *Compugen, Ltd.....................................................    37,175     118,174
    Delek Automotive Systems, Ltd.....................................   116,556     629,441
    Delek Group, Ltd..................................................     2,224     295,119
    Delta-Galil Industries, Ltd.......................................    28,662     267,718
    Direct Insurance - I.D.I. Insurance Co., Ltd......................    35,764      72,244

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CONTINUED


                                                                          SHARES     VALUE++
                                                                          ------     -------
ISRAEL -- (Continued)
    DS Apex Holdings, Ltd.............................................    38,130 $   130,428
   *El Al Israel Airlines, Ltd........................................   585,038      54,132
   *Elbit Medical Imaging, Ltd........................................    53,265     149,457
    Elbit Systems, Ltd................................................    28,296     914,938
   *Electra Real Estate, Ltd..........................................       421         574
    Electra, Ltd......................................................     5,971     434,862
   *Elron Electronic Industries, Ltd..................................    57,768     183,783
   *Evogene, Ltd......................................................    73,583     306,659
   *EZchip Semiconductor, Ltd.........................................    72,768   2,650,966
   *First International Bank of Israel, Ltd...........................    98,118     948,713
    FMS Enterprises Migun, Ltd........................................    10,300     116,741
   *Formula Systems (1985), Ltd.......................................    36,549     541,736
    Frutarom Industries, Ltd..........................................   162,348   1,447,934
   *Gilat Satellite Networks, Ltd.....................................    78,890     204,219
   *Given Imaging, Ltd................................................    42,089     596,958
    Golf & Co., Ltd...................................................    57,649     166,427
   *Granite Hacarmel Investments, Ltd.................................   144,714     132,161
   *Hadera Paper, Ltd.................................................     9,516     324,951
   *Harel Insurance Investments & Finances, Ltd.......................    37,582     908,769
    Hot Telecommunications Systems, Ltd...............................    92,836     736,483
   *Industrial Building Corp., Ltd....................................   309,262     357,746
   *Israel Cold Storage & Supply Co., Ltd.............................     1,076      10,290
   *Israel Discount Bank, Ltd. Series A............................... 2,103,490   1,961,809
    Israel Land Development Co., Ltd. (The)...........................    22,615     132,367
    Ituran Location & Control, Ltd....................................    84,441     940,469
   *Jerusalem Oil Exploration, Ltd....................................    39,274     665,736
   *Kamada, Ltd.......................................................   110,315     764,933
   *Kardan Yazamut, Ltd...............................................    95,268      12,284
    Maabarot Products, Ltd............................................    21,999     187,163
   *Magic Software Enterprises, Ltd...................................    29,179     128,255
    Matrix IT, Ltd....................................................   171,428     666,039
    Melisron, Ltd.....................................................    45,366     691,029
   *Mellanox Technologies, Ltd........................................    93,933  10,070,105
   *Menorah Mivtachim Holdings, Ltd...................................   101,061     543,843
    Migdal Insurance & Financial Holding, Ltd.........................   980,672     905,446
   *Mizrahi Tefahot Bank, Ltd.........................................    64,217     481,452
   *Naphtha Israel Petroleum Corp., Ltd...............................   129,582     400,552
    Neto Me Holdings, Ltd.............................................     5,411     166,409
   *NICE Systems, Ltd.................................................     4,188     151,038
   *NICE Systems, Ltd. Sponsored ADR..................................    33,277   1,197,972
   *Nitsba Holdings (1995), Ltd.......................................    97,532     646,038
   *Nova Measuring Instruments, Ltd...................................    35,613     307,761
   *Oil Refineries, Ltd............................................... 3,277,979   1,507,079
    Ormat Industries, Ltd.............................................   293,852   1,281,735
    Osem Investments, Ltd.............................................   110,214   1,369,781
   *Partner Communications Co., Ltd...................................   153,078     504,344
    Paz Oil Co., Ltd..................................................    16,867   1,761,275
   *Phoenix Holdings, Ltd. (The)......................................   200,757     299,439
    Plasson Industries, Ltd...........................................     8,863     195,138
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd...............    27,880     708,368
   *Retalix, Ltd......................................................    65,875   1,380,621
   *Scailex Corp, Ltd.................................................    11,351      15,336
    Shikun & Binui, Ltd...............................................   794,937   1,043,243
   *Space Communication, Ltd..........................................    13,852     171,408
   *Strauss Group, Ltd................................................   124,553   1,113,640
   *Suny Electronic, Ltd..............................................    21,818      32,138
    Super-Sol, Ltd. Series B..........................................   368,517     798,995
   *Tower Semiconductor, Ltd.......................................... 1,325,086     862,915
   *Union Bank of Israel, Ltd.........................................   130,630     335,065
                                                                                 -----------
TOTAL ISRAEL..........................................................            54,383,944
                                                                                 -----------

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CONTINUED


                                                                           SHARES    VALUE++
                                                                           ------    -------
ITALY -- (7.0%)
   #A2A SpA...........................................................  3,246,685 $1,357,364
    ACEA SpA..........................................................    280,731  1,498,934
    Acegas-APS SpA....................................................    110,973    559,405
  #*Acotel Group SpA..................................................      3,478    102,331
   *Aedes SpA.........................................................  1,494,875    129,264
   *Aeffe SpA.........................................................     15,865      9,859
    Aeroporto de Firenze SpA..........................................     17,390    181,733
   *Aion Renewables SpA...............................................     28,676     28,772
    Alerion Cleanpower SpA............................................     74,701    311,916
    Amplifon SpA......................................................    244,354    907,636
    Ansaldo STS SpA...................................................    367,494  2,811,725
   *Arnoldo Mondadori Editore SpA.....................................    419,339    470,200
   *Ascopiave SpA.....................................................    156,040    166,995
    Astaldi SpA.......................................................    228,281  1,326,247
    Autogrill SpA.....................................................    401,712  3,242,583
    Azimut Holding SpA................................................    454,770  4,334,105
  #*Banca Carige SpA..................................................  1,863,392  1,419,390
   #Banca Finnat Euramerica SpA.......................................    685,945    200,057
    Banca Generali SpA................................................    148,130  1,681,081
    Banca IFIS SpA....................................................    102,347    580,443
  #*Banca Monte Dei Paschi di Siena SpA...............................  8,733,630  1,929,861
   #Banca Piccolo Credito Valtellinese Scarl..........................    959,086  1,252,765
    Banca Popolare dell'Emilia Romagna Scarl..........................  1,067,980  4,642,421
   *Banca Popolare dell'Etruria e del Lazio Scarl.....................    275,582    328,389
  #*Banca Popolare di Milano Scarl.................................... 12,252,921  5,609,691
    Banca Popolare di Sondrio Scarl...................................  1,122,536  6,174,588
    Banca Profilo SpA.................................................    732,338    215,468
    Banco di Desio e della Brianza SpA................................    232,296    465,494
   *Banco Popolare Scarl..............................................  4,450,862  5,183,138
   #BasicNet SpA......................................................    105,627    258,156
   #Beghelli SpA......................................................    427,981    214,843
   *Biesse SpA........................................................     54,004    218,347
   #Bonifica Terreni Ferraresi e Imprese Agricole SpA.................     10,867    480,842
    Brembo SpA........................................................    162,145  1,667,766
   *Brioschi Sviluppo Immobiliare SpA.................................    174,780     18,032
    Buzzi Unicem SpA..................................................    291,869  2,925,215
    C.I.R. SpA - Compagnie Industriali Riunite........................  1,627,217  1,637,076
    Cairo Communication SpA...........................................     68,391    222,626
    Caltagirone Editore SpA...........................................      6,277      6,561
    Caltagirone SpA...................................................    246,310    337,868
   *Carraro SpA.......................................................    113,633    227,854
    Cembre SpA........................................................     40,330    298,566
    Cementir Holding SpA..............................................    336,239    558,040
   *Class Editore SpA.................................................     95,168     19,377
   #Credito Artigiano SpA.............................................    361,183    358,181
    Credito Bergamasco SpA............................................    129,374  1,519,058
    Credito Emiliano SpA..............................................    376,390  1,273,744
    CSP International Fashion Group SpA...............................     11,858     11,895
   *d'Amico International Shipping S.A................................    133,519     60,656
   #Danieli & Co. SpA.................................................     58,099  1,221,972
    Datalogic SpA.....................................................     58,386    470,639
    Davide Campari - Milano SpA.......................................    586,086  4,038,529
   *DeA Capital SpA...................................................    241,155    377,135
   *Delclima SpA......................................................    250,994    159,864
    De'Longhi SpA.....................................................    305,654  3,373,489
   #DiaSorin SpA......................................................     77,818  2,130,426
   *EEMS Italia SpA...................................................    101,107     24,196
   *EI Towers SpA.....................................................     39,294    914,669
   *Elica SpA.........................................................     10,239      8,119
    Emak SpA..........................................................     47,610     31,465
   *Engineering Ingegneria Informatica SpA............................     15,735    502,942

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CONTINUED


                                                                          SHARES     VALUE++
                                                                          ------     -------
ITALY -- (Continued)
    ERG SpA...........................................................   242,145 $ 1,697,958
    Esprinet SpA......................................................   104,855     401,889
   *Eurotech SpA......................................................   103,698     143,557
   #Falck Renewables SpA..............................................   452,790     488,838
    Fiera Milano SpA..................................................    37,863     147,843
  #*Finmeccanica SpA.................................................. 1,519,875   5,553,336
  #*Fondiaria-Sai SpA.................................................   943,994   1,157,106
   *Gas Plus SpA......................................................    14,596      90,529
    Gefran SpA........................................................    31,968     111,899
  #*Gemina SpA........................................................ 2,562,430   1,974,272
   #Geox SpA..........................................................   305,569     702,692
   *Gruppo Ceramiche Ricchetti SpA....................................    44,408       8,396
    Gruppo Editoriale L'Espresso SpA..................................   670,242     524,236
    Gruppo MutuiOnline SpA............................................    51,809     184,060
    Hera SpA.......................................................... 1,822,830   2,228,789
   *I Grandi Viaggi SpA...............................................    97,247      53,213
    Immsi SpA.........................................................   743,533     406,673
   #Impregilo SpA..................................................... 1,252,064   4,713,481
    Indesit Co. SpA...................................................   185,473     662,984
    Industria Macchine Automatiche SpA................................    58,626     942,765
    Industria Romagnola Conduttori Elettrici SpA......................    43,452      81,784
   *Intek SpA.........................................................   267,440     116,521
    Interpump Group SpA...............................................   255,327   1,763,263
    Iren SpA.......................................................... 1,758,434     618,139
    Isagro SpA........................................................     9,538      23,881
   #Italcementi SpA...................................................   279,135   1,146,797
   *Italmobiliare SpA.................................................    46,873     622,016
   *Juventus Football Club SpA........................................ 1,015,645     234,001
   *KME Group SpA..................................................... 1,654,192     618,454
   *Landi Renzo SpA...................................................   203,171     312,164
    Lottomatica Group SpA.............................................   185,318   3,629,708
   *Maire Tecnimont SpA...............................................   601,549     428,517
   #Marcolin SpA......................................................    60,205     334,679
  #*Mariella Burani SpA...............................................    32,721          --
    Marr SpA..........................................................   132,607   1,197,714
   #Mediaset SpA...................................................... 2,153,545   3,753,628
    Mediobanca SpA....................................................    14,107      48,507
   #Mediolanum SpA....................................................   758,652   2,506,207
  #*Milano Assicurazioni SpA.......................................... 2,324,306     769,224
   *Molecular Medicine SpA............................................   310,001     151,886
   *Monrif SpA........................................................   315,834      93,774
   *Montefibre SpA....................................................   108,372       6,721
    Nice SpA..........................................................    40,195     126,071
   *Pagnossin SpA.....................................................     9,000          --
   *PanariaGroup Industrie Ceramiche SpA..............................    18,913      16,040
   #Piaggio & C. SpA..................................................   562,500   1,346,164
  #*Pininfarina SpA...................................................    79,395     294,583
    Piquadro SpA......................................................     6,685      11,479
    Pirelli & C. SpA..................................................   108,031   1,090,959
   *Poltrona Frau SpA.................................................   152,594     161,269
  #*Prelios SpA....................................................... 2,389,900     291,662
  #*Premafin Finanziaria SpA..........................................   961,257     190,531
   *Prima Industrie SpA...............................................        88         795
    Prysmian SpA......................................................   653,038  10,459,866
  #*RCS MediaGroup SpA................................................   450,383     265,309
    Recordati SpA.....................................................   408,182   2,753,968
    Reply SpA.........................................................    12,998     276,854
   *Retelit SpA.......................................................   113,922      45,544
   *Richard-Ginori 1735 SpA...........................................     8,489         729
    Sabaf SpA.........................................................    24,109     280,840
    SAES Getters SpA..................................................    30,068     250,714

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CONTINUED


                                                                          SHARES      VALUE++
                                                                          ------      -------
ITALY -- (Continued)
   *Safilo Group SpA..................................................   140,163 $    899,349
  #*Saras SpA......................................................... 1,269,180    1,392,494
    SAVE SpA..........................................................    11,877       91,700
   *Screen Service Broadcasting Technologies SpA......................   144,174       31,665
  #*Seat Pagine Gialle SpA............................................ 2,988,837      110,166
   *Snai SpA..........................................................    95,483       99,002
   *Societa Cattolica di Assicurazioni Scrl...........................   189,771    2,305,471
    Societa Iniziative Autostradali e Servizi SpA.....................   220,635    1,488,102
   #Sogefi SpA........................................................   186,290      439,488
    Sol SpA...........................................................   166,511      901,230
   *Sorin SpA......................................................... 1,151,064    2,406,864
   *Stefanel SpA......................................................    81,141       17,910
    Tamburi Investment Partners SpA...................................    37,478       64,501
  #*Telecom Italia Media SpA.......................................... 1,649,819      295,913
  #*Tiscali SpA....................................................... 3,467,783      121,247
   #Tod's SpA.........................................................    47,508    4,358,835
   #Trevi Finanziaria SpA.............................................   138,583      742,257
   *Uni Land SpA......................................................    51,835           --
    Unione di Banche Italiane ScpA.................................... 1,023,915    2,965,430
  #*Unipol Gruppo Finanziario SpA.....................................   970,178    2,403,422
    Vianini Industria SpA.............................................    57,659       80,414
    Vianini Lavori SpA................................................   175,180      589,893
    Vittoria Assicurazioni SpA........................................   121,346      634,192
   *Yoox SpA..........................................................   143,444    1,904,654
    Zignago Vetro SpA.................................................    70,640      400,744
                                                                                 ------------
TOTAL ITALY...........................................................            155,950,424
                                                                                 ------------
NETHERLANDS -- (4.9%)
    Aalberts Industries NV............................................   429,854    6,788,206
   #Accell Group NV...................................................    83,912    1,404,263
   *AFC Ajax NV.......................................................    18,134      156,156
  #*AMG Advanced Metallurgical Group NV...............................   137,180    1,121,981
   #Amsterdam Commodities NV..........................................    66,167      992,887
   #APERAM NV.........................................................   226,740    3,108,446
    Arcadis NV........................................................   240,864    5,018,392
   #ASM International NV..............................................   205,174    7,780,147
   *Atag Group NV.....................................................     4,630        1,652
    Ballast Nedam NV..................................................       702        9,192
    Batenburg Techniek NV.............................................     8,952      142,948
    BE Semiconductor Industries NV....................................   150,234    1,125,981
    Beter Bed Holding NV..............................................    78,719    1,415,254
   #BinckBank NV......................................................   250,785    1,665,674
    Brunel International NV...........................................    51,660    1,968,416
   *Crown Van Gelder NV...............................................    16,977      111,165
    CSM NV............................................................   336,581    5,027,486
    Delta Lloyd NV....................................................   305,901    3,989,005
    DOCdata NV........................................................    22,463      321,201
    Exact Holding NV..................................................    62,140    1,268,425
  #*Grontmij NV.......................................................   234,289      644,801
   #Heijmans NV.......................................................    66,281      521,909
    Hunter Douglas NV.................................................     8,755      316,621
   *Kardan NV.........................................................   119,395       98,279
    KAS Bank NV.......................................................    50,870      438,256
    Kendrion NV.......................................................    41,207      820,121
   #Koninklijke Bam Groep NV.......................................... 1,161,710    3,042,732
   #Koninklijke Ten Cate NV...........................................   131,465    3,073,718
   #Koninklijke Wessanen NV...........................................   361,297      914,145
  #*LBi International NV..............................................   422,947    1,377,629
    Macintosh Retail Group NV.........................................    52,801      560,922
   #Mediq NV..........................................................   269,634    2,844,295
    Nederlandsche Apparatenfabriek NV.................................    28,810      870,708

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

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CONTINUED


                                                                          SHARES      VALUE++
                                                                          ------      -------
NETHERLANDS -- (Continued)
    Nutreco NV........................................................   154,667 $ 11,105,266
  #*Ordina NV.........................................................   290,558      330,630
    PostNL NV......................................................... 1,807,679    7,351,021
   *Roto Smeets Group NV..............................................    11,826      140,770
    Royal Imtech NV...................................................   318,192    8,114,282
    Royal Reesink NV..................................................     1,428      131,772
   *SBM Offshore NV...................................................   513,903    6,263,226
    Sligro Food Group NV..............................................   103,221    2,385,840
  #*SNS Reaal Groep NV................................................   705,718      866,764
   #Stern Groep NV....................................................     1,105       22,231
    Telegraaf Media Groep NV..........................................   163,812    1,816,911
   #TKH Group NV......................................................   155,021    3,129,447
  #*TomTom NV.........................................................   547,355    2,188,446
   #Unit4 NV..........................................................   118,608    2,761,820
    USG People NV.....................................................   319,304    2,114,147
    Van Lanschot NV...................................................        54        1,157
   *Xeikon NV.........................................................    60,525      193,419
                                                                                 ------------
TOTAL NETHERLANDS.....................................................            107,858,162
                                                                                 ------------
NORWAY -- (3.2%)
   #ABG Sundal Collier Holding ASA.................................... 1,003,773      597,614
  #*Acta Holding ASA..................................................   553,825       92,801
    AF Gruppen ASA....................................................     2,718       23,524
  #*Algeta ASA........................................................   114,211    3,114,501
  #*Archer, Ltd.......................................................   439,034      770,474
    Arendals Fosse Kompani ASA........................................        90       24,176
    Atea ASA..........................................................   270,917    2,264,312
    Austevoll Seafood ASA.............................................   298,780    1,234,632
   *Bakkafrost........................................................     3,548       25,842
    Bonheur ASA.......................................................    68,100    1,330,026
   #BW Offshore, Ltd.................................................. 1,186,419    1,087,559
  #*BWG Homes ASA.....................................................   299,995      603,590
    Cermaq ASA........................................................   265,931    3,148,855
  #*Clavis Pharma ASA.................................................   110,147    1,071,336
   #Copeinca ASA......................................................    79,851      555,161
  #*Deep Sea Supply P.L.C.............................................   337,427      523,205
   *Det Norske Oljeselskap ASA........................................   173,708    2,385,611
   *DNO International ASA............................................. 3,379,836    4,470,372
  #*Dockwise, Ltd.....................................................    70,575    1,206,000
  #*DOF ASA...........................................................   168,074      790,749
   *Eitzen Chemical ASA...............................................   297,422        2,467
    Ekornes ASA.......................................................   110,784    1,551,153
   *Electromagnetic GeoServices ASA...................................   517,076    1,166,833
  #*Eltek ASA......................................................... 1,292,456      835,277
    EVRY ASA..........................................................   267,383      425,850
    Farstad Shipping ASA..............................................    61,231    1,526,921
  #*Frontline, Ltd....................................................   214,780      811,740
  #*Funcom NV.........................................................   124,379      160,894
    Ganger Rolf ASA...................................................    54,510    1,011,247
    Golar LNG, Ltd....................................................    12,651      488,357
   #Golden Ocean Group, Ltd........................................... 1,009,865      749,519
  #*Grieg Seafood ASA.................................................   122,305      164,757
   *Havila Shipping ASA...............................................    22,400      134,980
  #*Hurtigruten ASA...................................................   759,030      441,955
   *Intex Resources ASA...............................................    45,445       34,236
   *Jason Shipping ASA................................................     5,820        1,251
  #*Kongsberg Automotive Holding ASA.................................. 1,784,754      467,662
    Kongsberg Gruppen ASA.............................................    11,548      219,811
    Kvaerner ASA......................................................   692,838    1,601,314
    Leroey Seafood Group ASA..........................................    73,633    1,255,006
   *Morpol ASA........................................................     6,558        8,933

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
NORWAY -- (Continued)
  #*Natural ASA.......................................................    476,317 $    75,740
  #*Nordic Semiconductor ASA..........................................    552,272   1,415,436
  #*Norske Skogindustrier ASA Series A................................    525,452     357,618
    Northern Offshore, Ltd............................................    346,881     578,155
  #*Norwegian Air Shuttle ASA.........................................     88,294   1,582,565
  #*Norwegian Energy Co. ASA..........................................    746,175     676,912
    Odfjell ASA Series A..............................................    138,810     665,588
    Olav Thon Eiendomsselskap ASA.....................................     12,852   1,777,059
    Opera Software ASA................................................    295,148   2,027,141
  #*Panoro Energy ASA.................................................    430,372     256,433
   *PCI Biotech Holding ASA...........................................      3,157      18,332
   *Petrolia ASA......................................................    696,009      69,283
  #*Photocure ASA.....................................................     34,222     224,694
  #*Pronova BioPharma AS..............................................    669,131   1,034,590
    Prosafe ASA.......................................................    513,138   3,745,482
  #*Q-Free ASA........................................................    137,829     489,026
  #*Renewable Energy Corp. ASA........................................  1,825,476     632,554
   *Salmar ASA........................................................     18,941      97,341
   *Scana Industrier ASA..............................................    548,479     136,545
   *Sevan Marine ASA..................................................     95,432     214,803
   *Siem Offshore, Inc. ASA...........................................    567,901     860,487
   #Solstad Offshore ASA..............................................     58,494     855,814
   *Songa Offshore SE.................................................    845,806   2,019,511
   *SpareBank 1 SR Bank ASA...........................................     28,355     154,897
    SpareBanken 1 SMN.................................................    394,981   2,078,910
    Stolt-Nielsen, Ltd................................................     40,474     712,750
   *Storebrand ASA....................................................    132,651     504,363
    Tomra Systems ASA.................................................    625,413   4,911,839
  #*TTS Marine ASA....................................................    144,779     407,616
   #Veidekke ASA......................................................    327,908   2,286,488
   *Wilh Wilhelmsen ASA...............................................     22,106     151,003
    Wilh Wilhelmsen Holding ASA.......................................     62,749   1,565,401
                                                                                  -----------
TOTAL NORWAY..........................................................             70,964,879
                                                                                  -----------
PORTUGAL -- (1.0%)
    Altri SGPS SA.....................................................    511,763     710,342
  #*Banco BPI SA......................................................  1,997,111   1,231,751
  #*Banco Comercial Portugues SA...................................... 12,740,363   1,472,375
  #*Banco Espirito Santo SA...........................................  7,130,880   4,384,139
   *Banif SGPS SA.....................................................    686,791     109,891
  #*Brisa Auto-Estradas de Portugal SA................................    795,552   2,679,466
    Corticeira Amorim SGPS SA.........................................    220,375     368,746
    Ibersol SGPS SA...................................................     20,401      92,245
   *Impresa SGPS SA...................................................    366,375     161,934
   *INAPA - Investimentos Participacoes e Gestao SA...................    232,518      43,125
    Mota-Engil SGPS SA................................................    359,581     451,054
    Novabase SGPS SA..................................................     65,729     141,380
   *ParaRede SGPS SA..................................................     66,955       8,247
    Portucel-Empresa Produtora de Pasta de Papel SA...................    825,664   2,025,681
    Redes Energeticas Nacionais SA....................................    798,864   1,973,998
   *SAG GEST - Solucoes Automovel Globais SGPS SA.....................    251,556     108,531
    Sociedade de Investimento e Gestao SGPS SA........................    276,603   1,700,468
   *Sonae Capital SGPS SA.............................................     41,386       9,166
  #*Sonae Industria SGPS SA...........................................    443,755     281,306
   #Sonae SGPS SA.....................................................  3,322,871   1,759,546
    Sonaecom SGPS SA..................................................    565,634     848,605
    Sumol & Compal SA.................................................     67,967      89,313
   *Teixeira Duarte SA................................................    734,737     179,914
   *Toyota Caetano Portugal SA........................................     53,308     116,751
   #Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA..    631,483   1,599,995
                                                                                  -----------
TOTAL PORTUGAL........................................................             22,547,969
                                                                                  -----------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
SPAIN -- (4.0%)
   #Abengoa SA........................................................   182,300 $2,414,422
    Acciona SA........................................................     2,018     87,792
   #Acerinox SA.......................................................    82,373    819,672
   *Adolfo Dominguez SA...............................................    20,143     84,289
    Adveo Group International SA......................................    47,385    518,292
  #*Almirall SA.......................................................   218,713  1,688,825
  #*Amper SA..........................................................    96,925    236,481
   #Antena 3 de Television SA.........................................   307,606  1,146,149
   *Azkoyen SA........................................................    70,532    117,798
    Banco de Sabadell SA Convertible Shares...........................   212,446    593,366
    Banco Espanol de Credito SA.......................................     8,185     21,459
    Banco Popular Espanol SA..........................................   269,605    505,894
   #Bankinter SA...................................................... 1,009,299  3,253,164
  #*Baron de Ley SA...................................................    13,910    678,309
   #Bolsas y Mercados Espanoles SA....................................   268,387  5,255,690
  #*Caja de Ahorros del Mediterraneo SA...............................   116,412         --
    Campofrio Food Group SA...........................................    95,179    684,498
  #*Cementos Portland Valderrivas SA..................................    45,565    218,040
   #Cie Automotive SA.................................................   128,379    860,584
   *Codere SA.........................................................    73,816    290,367
    Compania Vinicola del Norte de Espana SA..........................    16,119    286,603
    Construcciones y Auxiliar de Ferrocarriles SA.....................     7,518  3,368,083
   *Corporacion Dermoestetica SA......................................    19,777      7,303
   *Deoleo SA......................................................... 1,481,901    573,119
    Dinamia Capital Privado Sociedad de Capital Riesgo SA.............    20,213    126,120
   *Distribuidora Internacional de Alimentacion SA....................    96,278    475,438
    Duro Felguera SA..................................................   276,209  1,520,805
    Ebro Foods SA.....................................................   366,156  5,743,980
   #Elecnor SA........................................................   198,254  2,220,286
    Ence Energia y Celulosa SA........................................   900,836  1,877,513
   *Ercros SA.........................................................   340,040    175,359
   #Faes Farma SA.....................................................   789,643  1,328,991
   *Fersa Energias Renovables SA......................................    93,691     43,124
    Fluidra SA........................................................    51,811    130,497
   #Fomento de Construcciones y Contratas SA..........................   173,021  1,758,478
   #Gamesa Corp Tecnologica SA........................................ 1,081,002  1,628,067
   *Gamesa Corporacion Tecnologica SA.................................    32,757     49,494
   *Grifols SA........................................................     1,193     37,081
   #Grupo Catalana Occidente SA.......................................   182,850  2,241,417
  #*Grupo Ezentis SA.................................................. 1,009,562    177,445
   *Grupo Tavex SA....................................................   244,131     68,086
    Iberpapel Gestion SA..............................................    25,850    412,531
   #Indra Sistemas SA.................................................   439,926  3,891,455
  #*Inmobiliaria Colonial SA..........................................   108,920    131,298
    Inmobiliaria del Sur SA...........................................     2,902     15,674
   *Jazztel P.L.C.....................................................   869,824  4,474,793
   *La Seda de Barcelona SA...........................................   104,228     91,084
   #Laboratorios Farmaceuticos Rovi SA................................    56,407    360,815
   #Mediaset Espana Comunicacion SA...................................   725,551  3,615,224
    Melia Hotels International SA.....................................   232,123  1,310,768
    Miquel y Costas & Miquel SA.......................................    35,187    899,452
   *Natra SA..........................................................   108,146    106,384
   *Natraceutical SA..................................................   637,667     97,009
  #*NH Hoteles SA.....................................................   521,131  1,301,995
   *Nicolas Correa SA.................................................    14,385     11,542
    Obrascon Huarte Lain SA...........................................   168,326  3,301,834
   #Papeles y Cartones de Europa SA...................................   226,938    491,558
   #Pescanova SA......................................................    43,729    751,060
    Prim SA...........................................................    39,424    181,560
  #*Promotora de Informaciones SA Series A............................ 1,297,266    564,445
   #Prosegur Cia de Seguridad SA......................................   875,740  4,021,003

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
SPAIN -- (Continued)
   *Quabit Inmobiliaria SA............................................  33,456 $     1,894
   *Realia Business SA................................................ 297,777     147,648
   *Renta Corp Real Estate SA.........................................   6,836       6,716
   *Reyal Urbis SA....................................................  17,367       3,393
  #*Sacyr Vallehermoso SA............................................. 442,033     703,303
   *Service Point Solutions SA........................................ 683,783     107,690
   *Sociedad Nacional Industrias Aplicaciones Celulosa Espanola SA.... 227,522     184,136
    Solaria Energia y Medio Ambiente SA............................... 231,009     212,260
    Tecnicas Reunidas SA.............................................. 117,058   4,930,160
    Telecomunicaciones y Energia SA................................... 146,125     240,509
  #*Tubacex SA........................................................ 427,191     806,913
    Tubos Reunidos SA................................................. 453,545     862,537
   *Vertice Trescientos Sesenta Grados SA.............................   8,446         956
    Vidrala SA........................................................  73,575   1,754,446
    Viscofan SA....................................................... 185,838   8,511,034
  #*Vocento SA........................................................ 196,990     298,013
  #*Vueling Airlines SA...............................................  72,219     382,674
  #*Zeltia SA......................................................... 699,944   1,062,843
                                                                               -----------
TOTAL SPAIN...........................................................          89,560,989
                                                                               -----------
SWEDEN -- (9.5%)
   #Aarhuskarlshamn AB................................................ 105,616   3,433,403
    Acando AB......................................................... 282,290     570,262
  #*Active Biotech AB................................................. 163,672   1,181,347
   #AddNode AB........................................................  22,291     104,652
   #AddTech AB Series B...............................................  71,756   1,863,972
    AF AB Series B.................................................... 129,526   2,472,769
  #*Alliance Oil Co., Ltd. SDR........................................ 296,838   2,758,257
   *Angler Gaming P.L.C............................................... 117,892      38,138
   *Anoto Group AB....................................................  80,683      30,797
    AQ Group AB.......................................................  27,436     177,513
   *Arise Windpower AB................................................  16,677      62,917
   *Atrium Ljungberg AB Series B......................................  31,048     374,576
    Avanza Bank Holding AB............................................  77,172   1,478,635
    Axfood AB.........................................................  94,702   3,351,445
   #Axis Communications AB............................................ 183,851   4,704,469
    B&B Tools AB Series B.............................................  92,979     712,137
    BE Group AB....................................................... 215,340     543,001
    Beiger Electronics AB.............................................  53,856     473,226
    Beijer Alma AB....................................................  78,603   1,412,484
   *Bergs Timber AB Series B..........................................   6,274       9,079
   *Betsson AB........................................................ 117,892   3,405,387
    Bilia AB Series A................................................. 113,425   1,337,814
    Billerud AB....................................................... 402,585   3,583,374
    BioGaia AB Series B...............................................  54,075   1,402,237
   *BioInvent International AB........................................  68,080      33,720
    Biotage AB........................................................ 143,915     147,963
   *Bjorn Borg AB.....................................................  81,716     418,757
   *Black Earth Farming, Ltd. AB......................................  30,513      58,431
   *Bong Ljungdahl AB.................................................  24,800      48,804
   *Boras Waefveri AB Series B........................................   6,564       1,274
    Bure Equity AB.................................................... 286,122     933,853
    Byggmax Group AB.................................................. 150,938     719,869
    Cantena AB........................................................  56,202     408,776
    Castellum AB...................................................... 637,325   8,538,089
   *Catella AB........................................................ 216,889     175,681
  #*CDON Group AB..................................................... 228,045   1,354,005
   *Cision AB.........................................................  11,445      83,103
   #Clas Ohlson AB Series B........................................... 148,475   2,248,824
   *Cloetta AB........................................................  59,529     137,576
   #Concentric AB..................................................... 202,603   1,454,768

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
SWEDEN -- (Continued)
    Concordia Maritime AB Series B....................................    78,854 $  128,616
    Connecta AB.......................................................    37,403    343,542
   *Consilium AB Series B.............................................     2,733      4,893
   *Corem Property Group AB Class B...................................       120        324
   *CyberCom Group AB.................................................    49,332     34,044
    Dedicare AB Series B..............................................     2,274     11,192
   *Diamyd Medical AB.................................................     5,171      5,270
    DORO AB...........................................................    94,695    372,256
    Duni AB...........................................................   134,169  1,038,864
    East Capital Explorer AB..........................................    47,726    314,460
    Elekta AB Series B................................................   164,820  7,651,199
   *Enea AB...........................................................    63,008    384,033
  #*Eniro AB..........................................................   420,612    496,262
    Fabege AB.........................................................   577,549  4,996,250
    Fagerhult AB......................................................    18,323    519,452
   *Fastighets AB Balder Series B.....................................   279,717  1,284,871
    Fenix Outdoor AB..................................................     6,455    147,034
    G & L Beijer AB Series B..........................................    59,356    898,090
    Gunnebo AB........................................................   181,949    768,729
   #Hakon Invest AB...................................................   197,473  3,116,577
   #Haldex AB.........................................................   218,520    951,989
    Heba Fastighets AB Series B.......................................    43,722    392,757
    Hexpol AB.........................................................    90,957  3,227,082
  #*HIQ International AB..............................................   224,404  1,179,325
    HMS Networks AB...................................................     7,040    104,986
    Hoganas AB Series B...............................................   108,587  3,493,916
    Holmen AB Series B................................................   227,749  6,103,818
   *HQ AB.............................................................    47,592      5,419
    Hufvudstaden AB Series A..........................................   189,483  2,301,972
    Husqvarna AB Series A.............................................    37,223    188,053
   #Husqvarna AB Series B............................................. 1,063,989  5,425,681
    Industrial & Financial Systems AB Series B........................    89,522  1,485,325
    Indutrade AB......................................................    50,475  1,359,463
   #Intrum Justitia AB................................................   248,949  3,458,898
   #JM AB.............................................................   346,930  6,561,049
  #*KappAhl AB........................................................   667,549    553,239
   *Karo Bio AB....................................................... 1,093,587     48,257
    Klovern AB........................................................   387,861  1,392,403
    KNOW IT AB........................................................    75,523    583,744
    Kungsleden AB.....................................................   580,748  3,318,598
    Lagercrantz Group AB Series B.....................................    76,298    647,017
    Lindab International AB...........................................   313,520  1,925,165
    Loomis AB Series B................................................   303,483  3,822,167
    Meda AB Series A..................................................   857,997  8,102,351
   *Medivir AB Series B...............................................   100,265    976,644
   #Mekonomen AB......................................................    79,003  2,256,812
  #*Micronic Mydata AB................................................   390,070    737,370
    MQ Holding AB.....................................................    37,437    110,940
    NCC AB Series A...................................................    22,771    430,597
    NCC AB Series B...................................................   329,701  6,173,398
    Nederman Holding AB...............................................     3,537     59,652
  #*Net Entertainment NE AB...........................................   113,817  1,287,114
  #*Net Insight AB Series B........................................... 1,189,130    296,859
   #New Wave Group AB Series B........................................   196,069    780,364
   #NIBE Industrier AB Series B.......................................   297,858  4,073,908
  #*Nobia AB..........................................................   666,139  2,391,735
    Nolato AB Series B................................................    88,207    902,681
  #*Nordic Mines AB...................................................   177,844    277,762
    Nordnet AB Series B...............................................   356,472  1,004,218
    OEM International AB Series B.....................................    45,688    469,401
   *Opcon AB..........................................................    42,521     10,167

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
SWEDEN -- (Continued)
  #*Orexo AB..........................................................    76,505 $    468,409
   #Oriflame Cosmetics SA SDR.........................................   158,635    5,907,096
   *PA Resources AB................................................... 2,515,097      423,324
   *Partnertech AB....................................................    26,634      101,414
   #Peab AB Series B..................................................   670,273    3,139,503
    Poolia AB Series B................................................    27,101       55,625
   #Pricer AB Series B................................................   395,913      723,043
    ProAct IT Group AB................................................    31,571      541,841
    Probi AB..........................................................    26,996      221,951
    Proffice AB Series B..............................................   254,918      804,095
   *RaySearch Laboratories AB.........................................    73,879      224,800
    Readsoft AB Series B..............................................    87,941      271,383
  #*Rederi AB Transatlantic...........................................   112,133      113,520
   *Rezidor Hotel Group AB............................................   331,445    1,113,175
  #*RNB Retail & Brands AB............................................   411,548      147,916
    Rottneros AB......................................................   207,512       58,757
    Saab AB Series B..................................................   219,498    3,663,523
    Sagax AB..........................................................     3,119       81,169
  #*SAS AB............................................................   573,665      504,763
   *Sectra AB.........................................................    22,873      145,036
   *Securitas AB Series B.............................................   427,978    3,473,372
   *Semcon AB.........................................................    53,850      322,754
    Sigma AB Series B.................................................    20,898       17,145
    Sintercast AB.....................................................    13,048       91,900
    Skistar AB........................................................    97,008    1,090,431
   #SSAB AB Series A..................................................   591,142    4,841,936
    SSAB AB Series B..................................................   209,680    1,506,800
    Studsvik AB.......................................................    18,826      102,236
    Sweco AB Series B.................................................   187,009    2,086,328
   *Swedish Orphan Biovitrum AB.......................................   559,253    1,944,770
    Swedol AB Class B.................................................    29,796      132,512
    Systemair AB......................................................    18,266      216,037
   *TradeDoubler AB...................................................   181,607      399,586
    Trelleborg AB Series B............................................   991,867   10,200,163
   #Unibet Group P.L.C. SDR...........................................   110,883    2,709,986
    Uniflex AB Series B...............................................    17,950       95,114
    VBG AB Series B...................................................       137        1,589
    Vitrolife AB......................................................    53,769      421,484
    Wallenstam AB Series B............................................   385,959    4,131,033
    Wihlborgs Fastigheter AB..........................................   252,753    3,661,606
                                                                                 ------------
TOTAL SWEDEN..........................................................            209,790,763
                                                                                 ------------
SWITZERLAND -- (13.1%)
    Acino Holding AG..................................................    12,565    1,433,348
   *Addex Pharmaceuticals, Ltd........................................     1,491       12,250
    Advanced Digital Broadcast Holdings SA............................     2,024       24,667
   *AFG Arbonia-Forster Holding AG....................................    48,048      811,029
    Allreal Holding AG................................................    42,229    6,139,583
    ALSO-Actebis Holding AG...........................................    16,195      710,321
    AMS AG............................................................    35,754    2,904,634
    APG SGA SA........................................................     5,703    1,022,346
    Aryzta AG.........................................................   178,301    8,850,514
    Ascom Holding AG..................................................   160,822    1,180,732
   *Autoneum Holding AG...............................................    15,956      721,000
   #Bachem Holdings AG................................................    24,136      878,512
    Baloise Holding AG................................................    13,573      895,604
    Bank Coop AG......................................................    31,671    1,856,380
   *Bank Sarasin & Cie AG Series B....................................   182,505    5,021,475
    Banque Cantonale de Geneve SA.....................................     4,021      844,480
    Banque Cantonale du Jura SA.......................................     4,442      289,818
    Banque Cantonale Vaudoise AG......................................     6,396    3,261,413

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
SWITZERLAND -- (Continued)
    Banque Privee Edmond de Rothschild SA.............................     157 $ 2,786,532
    Barry Callebaut AG................................................   3,011   2,717,708
    Basellandschaftliche Kantonalbank AG..............................      88     114,060
   *Basilea Pharmaceutica AG..........................................  24,793   1,249,300
   #Basler Kantonalbank AG............................................     192      21,038
    Belimo Holdings AG................................................   1,851   3,227,534
    Bell AG...........................................................     156     303,160
    Bellevue Group AG.................................................  27,519     269,839
    Berner Kantonalbank AG............................................  23,232   5,905,913
    BKW AG............................................................  27,437     833,900
   *Bobst Group AG....................................................  39,409   1,087,758
    Bossard Holding AG................................................   8,949   1,059,021
    Bucher Industries AG..............................................  33,342   5,693,668
    Burckhardt Compression Holding AG.................................   8,624   2,201,949
    Burkhalter Holding AG.............................................     999     282,101
    Calida Holding AG.................................................   5,995     143,901
    Carlo Gavazzi Holding AG..........................................   1,069     223,381
    Centralschweizerische Kraftwerke AG...............................     137      45,656
   *Cham Paper Holding AG.............................................     774     120,428
   *Charles Voegele Holding AG........................................  32,044     507,899
   *Cicor Technologies................................................   4,889     147,102
    Cie Financiere Tradition SA.......................................   8,027     452,858
    Clariant AG....................................................... 878,471   9,271,340
    Coltene Holding AG................................................  16,008     475,120
    Conzzeta AG.......................................................   1,345   2,442,221
    Daetwyler Holding AG..............................................  29,754   2,159,847
   *Dufry AG..........................................................  65,162   7,934,246
   #EFG International AG.............................................. 205,702   1,411,235
   *ELMA Electronic AG................................................     472     207,842
    Emmi AG...........................................................  13,244   2,735,466
    EMS-Chemie Holding AG.............................................  25,963   5,104,520
    Energiedienst Holding AG..........................................  71,249   3,366,099
    Flughafen Zuerich AG..............................................  14,140   5,100,002
    Forbo Holding AG..................................................   6,314   3,610,389
   #Galenica Holding AG...............................................  18,828  10,855,730
   *GAM Holding AG.................................................... 780,910   8,608,365
    Gategroup Holding AG..............................................  84,718   2,447,911
    George Fisher AG..................................................  15,467   5,359,366
   *Gottex Fund Management Holdings, Ltd..............................     824       2,520
    Gurit Holding AG..................................................   1,496     642,068
    Helvetia Holding AG...............................................  22,754   7,039,244
   #Huber & Suhner AG.................................................  34,291   1,395,135
    Implenia AG.......................................................  50,103   1,588,705
    Inficon Holding AG................................................   4,954     966,193
    Interroll Holding AG..............................................   2,404     819,226
    Intershop Holding AG..............................................   3,615   1,206,761
    Jungfraubahn Holding AG...........................................     857      54,836
    Kaba Holding AG...................................................  11,858   4,341,950
   *Kardex AG.........................................................  21,055     388,491
    Komax Holding AG..................................................  11,150     824,869
    Kudelski SA....................................................... 146,522   1,214,897
   *Kuoni Reisen Holding AG Series B..................................  13,284   3,496,744
   #LEM Holding SA....................................................   3,667   1,869,899
   *Liechtensteinische Landesbank AG..................................  10,528     324,306
  #*LifeWatch AG......................................................  55,532     422,585
  #*Logitech International SA......................................... 676,961   5,992,840
    Lonza Group AG.................................................... 159,572   7,197,339
    Luzerner Kantonalbank AG..........................................  17,399   5,771,882
   #Metall Zug AG.....................................................     277     617,994
  #*Meyer Burger Technology AG........................................ 200,895   2,641,232
    Micronas Semiconductor Holding AG................................. 155,041   1,571,786

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES        VALUE++
                                                                        ------        -------
SWITZERLAND -- (Continued)
    Mikron Holding AG.................................................     585 $        3,281
    Mobilezone Holding AG............................................. 119,357      1,203,861
    Mobimo Holding AG.................................................  21,713      5,011,499
   *Myriad Group AG...................................................  88,651        255,969
    Nobel Biocare Holding AG.......................................... 478,680      4,408,033
   *OC Oerlikon Corp. AG.............................................. 535,225      4,361,208
    Orascom Development Holding AG....................................  10,405        145,536
    Orell Fuessli Holding AG..........................................   4,930        504,921
    Orior AG..........................................................  10,506        524,308
   #Panalpina Welttransport Holding AG................................  46,070      4,419,022
   *Parco Industriale e Immobiliare SA................................     600          2,151
    Partners Group Holding AG.........................................   1,509        275,277
    Phoenix Mecano AG.................................................   3,100      1,545,791
    PSP Swiss Property AG............................................. 148,327     13,316,863
    PubliGroupe SA....................................................   2,281        317,971
    Rieters Holdings AG...............................................  15,956      2,104,818
    Romande Energie Holding SA........................................   2,714      2,939,647
    Schaffner Holding AG..............................................   2,066        438,842
    Schmolz & Bickenbach AG........................................... 128,619        550,740
    Schweiter Technologies AG.........................................   4,424      2,147,657
    Schweizerische National-Versicherungs-Gesellschaft AG.............  48,202      1,760,146
   *Siegfried Holding AG..............................................  10,225      1,185,795
    Societa Elettrica Sopracenerina SA................................   2,340        380,287
    St. Galler Kantonalbank AG........................................  10,021      3,442,001
   #Straumann Holding AG..............................................  24,168      3,243,491
    Sulzer AG.........................................................  54,120      6,980,098
    Swiss Life Holding AG............................................. 102,976      9,823,954
    Swisslog Holding AG............................................... 914,407        849,594
    Swissquote Group Holding SA.......................................  47,450      1,289,639
    Tamedia AG........................................................  14,891      1,496,733
    Tecan Group AG....................................................  41,765      2,902,115
  #*Temenos Group AG.................................................. 261,165      3,454,824
   *Tornos Holding AG.................................................  38,028        295,359
    U-Blox AG.........................................................  15,619        655,521
   *Valartis Group AG.................................................     936         15,500
    Valiant Holding AG................................................  46,799      4,064,407
    Valora Holding AG.................................................  12,202      2,065,166
    Vaudoise Assurances Holding SA....................................   3,268        911,191
    Verwaltungs und Privat-Bank AG....................................   8,347        611,027
    Vetropack Holding AG..............................................     449        803,450
    Villars Holding SA................................................     150         76,034
  #*Von Roll Holding AG............................................... 178,803        361,688
    Vontobel Holdings AG.............................................. 121,104      2,662,111
    VZ Holding AG.....................................................     801         70,506
    Walliser Kantonalbank AG..........................................   1,416      1,261,605
    WMH Walter Meier Holding AG.......................................   4,738      1,056,515
   #Ypsomed Holdings AG...............................................   6,746        357,023
    Zehnder Group AG..................................................  35,840      2,124,119
   *Zueblin Immobilien Holding AG..................................... 261,040        878,866
  #*Zug Estates Holding AG Class B....................................     258        343,542
    Zuger Kantonalbank AG.............................................     623      3,119,522
                                                                               --------------
TOTAL SWITZERLAND.....................................................            290,753,237
                                                                               --------------
TOTAL COMMON STOCKS...................................................          1,904,529,091
                                                                               --------------
PREFERRED STOCKS -- (0.0%)
SWEDEN -- (0.0%)
    Klovern AB........................................................   9,697        204,627
                                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   *Agfa-Gevaert NV STRIP VVPR........................................ 122,950            151
   *Deceuninck NV STRIP VVPR.......................................... 247,412            304

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES        VALUE++
                                                                            ------        -------
BELGIUM -- (Continued)
   *Nyrstar NV STRIP VVPR.............................................     178,031 $          438
   *RealDolmen NV STRIP VVPR (5640683)................................          20             --
   *RealDolmen NV STRIP VVPR (B3B08L5)................................       6,067              7
   *SAPEC SA STRIP VVPR...............................................          75             67
   *Tessenderlo Chemie NV STRIP VVPR..................................       9,954          1,459
   *Zenitel NV STRIP VVPR.............................................       8,654             11
                                                                                   --------------
TOTAL BELGIUM.........................................................                      2,437
                                                                                   --------------
FRANCE -- (0.0%)
  #*Technicolor SA Rights 08/02/12....................................     345,947         18,729
                                                                                   --------------
GREECE -- (0.0%)
   *Teletypos S.A. Mega Channel Rights 08/06/12.......................      77,669             96
                                                                                   --------------
ITALY -- (0.0%)
   *Credito Artigiano SpA Rights 08/24/12.............................     361,183             --
                                                                                   --------------
NORWAY -- (0.0%)
   *Renewable Energy Corp. ASA Rights 09/03/12........................     971,261         96,682
                                                                                   --------------
PORTUGAL -- (0.0%)
  #*Banco BPI SA Rights 08/03/12......................................   1,997,111          1,000
                                                                                   --------------
SPAIN -- (0.0%)
  #*Gamesa Corporacion Tecnologica SA Rights 07/24/12.................          21              1
   *Pescanova SA Rights 07/26/12......................................      43,729            538
                                                                                   --------------
TOTAL SPAIN...........................................................                        539
                                                                                   --------------
TOTAL RIGHTS/WARRANTS.................................................                    119,483
                                                                                   --------------

                                                                         SHARES/
                                                                          FACE
                                                                         AMOUNT
                                                                          (000)            VALUE+
                                                                          -----            ------
SECURITIES LENDING COLLATERAL -- (14.1%)
(S)@DFA Short Term Investment Fund.................................... 313,000,000    313,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%,
     08/01/12 (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%,
     07/01/42, valued at $729,034) to be repurchased at $714,743......        $715        714,739
                                                                                   --------------
TOTAL SECURITIES LENDING COLLATERAL...................................                313,714,739
                                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,511,862,467)^^............................................             $2,218,567,940
                                                                                   ==============

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------
                                     LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                    ---------- -------------- ------- --------------
Common Stocks
  Austria..........................         -- $   47,439,411   --    $   47,439,411
  Belgium..........................         --     67,383,764   --        67,383,764
  Denmark..........................         --     67,660,684   --        67,660,684
  Finland..........................         --    129,998,205   --       129,998,205
  France...........................         --    211,809,100   --       211,809,100
  Germany..........................         --    280,475,418   --       280,475,418
  Greece...........................         --     34,075,768   --        34,075,768
  Ireland..........................         --     63,876,374   --        63,876,374
  Israel........................... $1,197,972     53,185,972   --        54,383,944
  Italy............................         --    155,950,424   --       155,950,424
  Netherlands......................         --    107,858,162   --       107,858,162
  Norway...........................         --     70,964,879   --        70,964,879
  Portugal.........................         --     22,547,969   --        22,547,969
  Spain............................         --     89,560,989   --        89,560,989
  Sweden...........................         --    209,790,763   --       209,790,763
  Switzerland......................         --    290,753,237   --       290,753,237
Preferred Stocks
  Sweden...........................         --        204,627   --           204,627
Rights/Warrants
  Belgium..........................         --          2,437   --             2,437
  France...........................         --         18,729   --            18,729
  Greece...........................         --             96   --                96
  Italy............................         --             --   --                --
  Norway...........................         --         96,682   --            96,682
  Portugal.........................         --          1,000   --             1,000
  Spain............................         --            539   --               539
Securities Lending Collateral......         --    313,714,739   --       313,714,739
                                    ---------- --------------   --    --------------
TOTAL.............................. $1,197,972 $2,217,369,968   --    $2,218,567,940
                                    ========== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                       THE CANADIAN SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                        SHARES     VALUE++
                                                                        ------     -------
COMMON STOCKS -- (75.9%)
Consumer Discretionary -- (9.4%)
    Aimia, Inc........................................................ 532,051 $ 7,077,390
   *AlarmForce Industries, Inc........................................   4,310      38,723
    Astral Media, Inc. Class A........................................ 197,447   9,682,847
    AutoCanada, Inc...................................................  27,577     384,706
  #*Ballard Power Systems, Inc........................................ 559,352     580,073
    BMTC Group, Inc. Class A..........................................  15,981     286,840
   *Brick, Ltd. (The)................................................. 198,490     791,704
   *Brookfield Residential Properties, Inc............................   9,440     106,369
   #Cineplex, Inc..................................................... 239,659   7,169,337
  #*Coastal Contacts, Inc............................................. 235,745     846,270
    Cogeco Cable, Inc.................................................  61,264   2,210,232
    Cogeco, Inc.......................................................   8,222     258,421
   #Corus Entertainment, Inc. Class B................................. 304,900   6,898,520
    Dollarama, Inc....................................................  57,546   3,586,404
    Dorel Industries, Inc. Class B.................................... 108,600   3,021,329
    easyhome, Ltd.....................................................   3,600      21,575
    Gamehost, Inc.....................................................  10,474     133,164
    Glacier Media, Inc................................................ 137,300     273,820
    Glentel, Inc......................................................  65,122     704,566
   *Great Canadian Gaming Corp........................................ 293,000   2,872,005
  #*Imax Corp......................................................... 260,537   5,772,680
    Indigo Books & Music, Inc.........................................     746       5,609
    Le Chateau, Inc. Class A..........................................  64,100     136,784
    Leon's Furniture, Ltd............................................. 143,275   1,692,984
    Linamar Corp...................................................... 200,980   4,050,263
   *Martinrea International, Inc...................................... 318,256   2,602,283
   *MEGA Brands, Inc..................................................  39,206     282,263
  #*Mood Media Corp................................................... 190,110     527,004
   *Quebecor, Inc. Class B............................................ 106,893   3,764,731
    Reitmans Canada, Ltd..............................................  14,256     175,277
    Reitmans Canada, Ltd. Class A..................................... 204,000   2,441,043
    RONA, Inc......................................................... 677,175   9,115,882
   *Sears Canada, Inc.................................................  13,698     142,737
    Torstar Corp. Class B............................................. 234,377   2,126,769
   *TVA Group, Inc. Class B...........................................   7,000      49,524
   #Uni-Select, Inc...................................................  62,081   1,702,995
   #Whistler Blackcomb Holdings, Inc..................................  19,042     217,411
                                                                               -----------
Total Consumer Discretionary..........................................          81,750,534
                                                                               -----------
Consumer Staples -- (2.6%)
    Alliance Grain Traders, Inc.......................................  73,850   1,028,753
    Andrew Peller, Ltd. Class A.......................................     400       4,009
   *Atrium Innovations, Inc........................................... 130,236   1,476,575
    Canada Bread Co., Ltd.............................................  14,021     604,685
   #Colabor Group, Inc................................................  72,224     595,595
    Corby Distilleries, Ltd. Class A..................................  69,229   1,166,645
   *Cott Corp......................................................... 473,596   4,014,126
    High Liner Foods, Inc.............................................   7,197     139,584
   #Liquor Stores N.A., Ltd...........................................  80,356   1,562,489
   #Maple Leaf Foods, Inc............................................. 386,379   3,852,809
   #North West Co., Inc. (The)........................................ 185,873   3,997,887
   #Premium Brands Holdings Corp......................................  86,016   1,558,469
    Rogers Sugar, Inc................................................. 200,166   1,275,426
   *SunOpta, Inc...................................................... 203,385   1,074,877
   *Sun-Rype Products, Ltd............................................     100         633
                                                                               -----------
Total Consumer Staples................................................          22,352,562
                                                                               -----------

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
Energy -- (18.4%)
  #*Advantage Oil & Gas, Ltd.......................................... 1,098,231 $4,303,782
    Akita Drilling, Ltd. Class A......................................    42,000    422,994
  #*Anderson Energy, Ltd..............................................   722,895    223,461
   *Angle Energy, Inc.................................................   310,632  1,139,877
   *Antrim Energy, Inc................................................   680,756    427,657
  #*Arsenal Energy, Inc...............................................   533,150    223,287
   #AvenEx Energy Corp................................................   172,733    513,281
  #*Bankers Petroleum, Ltd............................................   942,620  2,284,057
   *Bellatrix Exploration, Ltd........................................   569,051  2,048,436
   *Bengal Energy, Ltd................................................       600        467
  #*Birchcliff Energy, Ltd............................................   359,000  2,495,119
  #*BlackPearl Resources, Inc......................................... 1,165,485  3,509,762
  #*BNK Petroleum, Inc................................................   284,419    212,708
   #Bonterra Energy Corp..............................................    60,662  2,829,704
   *C&C Energia, Ltd..................................................    85,705    537,552
    Calfrac Well Services, Ltd........................................   138,582  3,275,059
   *Calmena Energy Services, Inc......................................   119,771     19,706
   *Calvalley Petroleums, Inc. Class A................................   347,439    855,735
  #*Canacol Energy, Ltd............................................... 1,154,916    523,993
   #Canadian Energy Services & Technology Corp........................   179,083  1,880,385
   #Canyon Services Group, Inc........................................   190,870  1,880,436
   #Cathedral Energy Services, Ltd....................................   135,233    768,637
   *Celtic Exploration, Ltd...........................................   285,900  4,991,882
  #*Cequence Energy, Ltd..............................................   442,773    640,196
   *Chinook Energy, Inc...............................................   130,219    203,863
   *CIC Energy Corp...................................................    31,465     54,907
  #*Compton Petroleum Corp............................................     5,126      6,338
  #*Connacher Oil & Gas, Ltd.......................................... 2,187,935  1,058,133
  #*Corridor Resources, Inc...........................................   367,780    308,057
  #*Crew Energy, Inc..................................................   416,069  2,871,015
  #*Crocotta Energy, Inc..............................................   201,920    549,675
   *Crown Point Ventures, Ltd.........................................   132,066     52,676
  #*DeeThree Exploration, Ltd.........................................   314,494  1,332,801
  #*Delphi Energy Corp................................................   564,604    799,459
  #*Denison Mines Corp................................................ 2,168,583  2,919,267
   #Enbridge Income Fund Holdings, Inc................................   127,683  2,969,106
   #Enerflex, Ltd.....................................................   279,959  3,207,587
   #Ensign Energy Services, Inc.......................................   226,952  3,342,555
  #*Epsilon Energy, Ltd...............................................   211,658    428,445
  #*Equal Energy, Ltd.................................................   111,303    350,718
    Essential Energy Services, Ltd....................................   459,878    976,756
  #*Fairborne Energy, Ltd.............................................   544,251  1,004,003
  #*Forsys Metals Corp................................................   109,974     94,309
   *Gran Tierra Energy, Inc........................................... 1,048,023  4,796,755
   *Guide Exploration, Ltd............................................   611,603  1,390,492
  #*Ithaca Energy, Inc................................................    57,100    111,029
  #*Ivanhoe Energy, Inc...............................................   974,849    631,851
   *Laramide Resources, Ltd...........................................    20,368     17,264
   *Legacy Oil & Gas, Inc.............................................   530,751  3,424,200
   *Mega Uranium, Ltd.................................................   796,410    170,742
  #*MGM Energy Corp...................................................    19,000      3,979
   #Mullen Group, Ltd.................................................   312,028  6,845,107
  #*Niko Resources, Ltd...............................................   114,664  1,967,759
  #*North American Energy Partners, Inc...............................    60,356    160,693
   *Nuvista Energy, Ltd...............................................   481,347  2,169,505
  #*Open Range Energy Corp............................................   244,459    363,209
  #*Pace Oil & Gas, Ltd...............................................   191,703    569,651
  #*Paramount Resources, Ltd. Class A.................................    67,730  1,824,864
   *Parex Resources, Inc..............................................   181,001    868,141
   #Parkland Fuel Corp................................................   264,267  3,907,942
    Pason Systems, Inc................................................   259,107  3,756,709

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
Energy -- (Continued)
   #Pembina Pipeline Corp.............................................    94,580 $  2,527,527
   #Pengrowth Energy Corp.............................................   475,414    3,029,262
   #Perpetual Energy, Inc.............................................   395,093      496,402
   #PetroBakken Energy, Ltd. Class A..................................   207,305    2,573,612
  #*Petrobank Energy & Resources, Ltd.................................   421,902    4,901,190
   #Petrominerales, Ltd...............................................   366,131    3,388,040
   #Peyto Exploration & Development Corp..............................    62,846    1,341,082
   #PHX Energy Services Corp..........................................    62,932      517,714
   #Poseidon Concepts Corp............................................   216,077    2,994,935
   *Precision Drilling Corp...........................................    21,300      169,491
    Progress Energy Resources Corp....................................    13,766      312,424
    Pulse Seismic, Inc................................................   271,080      602,790
   *Pure Energy Services, Ltd.........................................    24,900      189,944
  #*Questerre Energy Corp.............................................   734,660      505,475
   *RMP Energy, Inc...................................................   476,126      859,339
   *Rock Energy, Inc..................................................   114,652      129,189
   #Savanna Energy Services Corp......................................   354,477    2,672,230
   *Second Wave Petroleum, Inc........................................    12,200       10,949
  #*Secure Energy Services, Inc.......................................   235,912    1,971,324
    ShawCor, Ltd. Class A.............................................   222,500    7,856,334
   *Sonde Resources Corp..............................................   121,550      208,472
  #*Southern Pacific Resource Corp.................................... 1,604,342    2,239,696
  #*SouthGobi Resources, Ltd..........................................   455,682    1,790,285
  #*Sprott Resource Corp..............................................   404,937    1,607,069
    Strad Energy Services, Ltd........................................     6,500       28,778
   *Surge Energy, Inc.................................................   213,609    1,488,884
   *TAG Oil, Ltd......................................................    16,700      116,734
   *Terra Energy Corp.................................................   115,780       39,253
  #*Tethys Petroleum, Ltd.............................................   333,989      193,163
    Total Energy Services, Inc........................................   123,973    1,755,414
   *TransGlobe Energy Corp............................................   279,408    2,685,838
   #Trican Well Service, Ltd..........................................   305,607    3,669,051
    Trinidad Drilling, Ltd............................................   489,733    2,842,146
  #*Tuscany International Drilling, Inc...............................   273,542       88,649
   #Twin Butte Energy, Ltd............................................   787,066    1,954,225
  #*UEX Corp..........................................................   608,088      406,261
  #*Uranium One, Inc..................................................    42,037       95,991
  #*Ur-Energy, Inc....................................................   309,416      277,683
   #Veresen, Inc......................................................   278,043    3,568,244
   #Vero Energy, Inc..................................................   231,535      450,210
   *Western Energy Services Corp......................................     2,100       14,742
  #*Westfire Energy, Ltd..............................................   184,901      837,065
  #*Whitecap Resources, Inc...........................................   485,135    3,386,294
  #*Winstar Resources, Ltd............................................    78,401      214,990
   *Xtreme Drilling and Coil Services Corp............................   128,043      211,947
   #Zargon Oil & Gas, Ltd.............................................   104,007      799,615
    ZCL Composite, Inc................................................    90,700      369,004
                                                                                 ------------
Total Energy..........................................................            159,906,691
                                                                                 ------------
Financials -- (7.3%)
    AGF Management, Ltd. Class B......................................   334,079    3,964,242
    Altus Group, Ltd..................................................    34,245      279,669
   #Brookfield Real Estate Services, Inc..............................     8,075       95,819
    Canaccord Financial, Inc..........................................   323,781    1,485,160
   #Canadian Western Bank.............................................   271,572    7,113,922
   #Cash Store Financial Services, Inc. (The).........................    51,170      304,617
    Clairvest Group, Inc..............................................     1,900       33,345
   #Davis & Henderson Corp............................................   239,699    4,362,075
   *EGI Financial Holdings, Inc.......................................    14,650      131,037
    E-L Financial Corp., Ltd..........................................       891      359,829
    Equitable Group, Inc..............................................    52,295    1,381,097

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CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
Financials -- (Continued)
   *Equity Financial Holdings, Inc....................................     800 $     6,980
    Fiera Capital Corp................................................  36,300     277,992
    Firm Capital Mortgage Investment Corp.............................   2,494      32,827
    First National Financial Corp.....................................  20,640     346,796
   *FirstService Corp................................................. 135,548   3,626,418
   *Genesis Land Development Corp.....................................  70,317     226,478
    Genworth MI Canada, Inc........................................... 149,254   2,527,131
    Gluskin Sheff & Associates, Inc...................................  61,907     892,014
   #GMP Capital, Inc.................................................. 264,670   1,274,723
    Granite Real Estate, Inc.......................................... 192,498   6,871,844
    Guardian Capital Group, Ltd. Class A..............................  11,327     105,606
   #Home Capital Group, Inc........................................... 120,600   5,454,870
   #Killam Properties, Inc............................................ 205,778   2,677,771
   *Kingsway Financial Services, Inc..................................  55,831     130,831
    Laurentian Bank of Canada......................................... 102,700   4,869,507
  #*Mainstreet Equity Corp............................................  13,194     416,798
    Melcor Developments, Ltd..........................................  11,781     186,433
   *Pacific & Western Credit Corp.....................................   8,800      13,601
   #Sprott Resource Lending Corp...................................... 750,703   1,047,997
    Sprott, Inc....................................................... 249,056   1,241,741
    TMX Group, Inc.................................................... 231,476  11,425,499
  #*Westaim Corp...................................................... 212,881     157,084
                                                                               -----------
Total Financials......................................................          63,321,753
                                                                               -----------
Health Care -- (1.9%)
  #*AEterna Zentaris, Inc............................................. 379,990     159,142
   *Bioniche Life Sciences, Inc.......................................  46,000      26,604
  #*Burcon NutraScience Corp..........................................  61,538     319,088
   *Cangene Corp...................................................... 140,432     218,451
   *Cardiome Pharma Corp..............................................  95,165      31,790
   #CML HealthCare, Inc............................................... 356,997   3,339,115
   *Helix BioPharma Corp..............................................  13,153      16,001
  #*IMRIS, Inc........................................................  88,979     310,541
   #Leisureworld Senior Care Corp..................................... 106,353   1,249,278
   #Nordion, Inc...................................................... 464,108   4,382,612
  #*Oncolytics Biotech, Inc........................................... 205,321     669,492
   *Paladin Labs, Inc.................................................  50,700   2,507,573
   *Patheon, Inc......................................................  18,420      46,838
   *ProMetic Life Sciences, Inc....................................... 648,697      97,028
   *QLT, Inc.......................................................... 226,610   1,904,893
  #*Resverlogix Corp.................................................. 112,020     175,372
  #*Theratechnologies, Inc............................................ 277,500     163,260
   *Transition Therapeutics, Inc......................................  50,610     112,035
  #*TSO3, Inc......................................................... 188,145     245,770
  #*YM Biosciences, Inc............................................... 326,267     663,693
                                                                               -----------
Total Health Care.....................................................          16,638,576
                                                                               -----------
Industrials -- (9.1%)
   #Aecon Group, Inc.................................................. 242,867   2,915,809
   #AG Growth International, Inc......................................  61,828   2,034,526
   *Air Canada Class A................................................ 313,328     356,179
    Algoma Central Corp...............................................   2,669     310,720
   *Armtec Infrastructure, Inc........................................  48,017     153,697
   *ATS Automation Tooling System, Inc................................ 370,020   3,010,782
    Badger Daylighting, Ltd...........................................   9,146     230,827
   #Bird Construction, Inc............................................  93,410   1,278,874
   #Black Diamond Group, Ltd.......................................... 118,891   2,564,304
   #Canadian Helicopters Group, Inc...................................  16,088     473,568
    CanWel Building Materials Group, Ltd..............................  86,700     190,198
    Cargojet, Inc.....................................................     544       3,662
    Chorus Aviation, Inc..............................................   3,981      13,060

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                        SHARES     VALUE++
                                                                        ------     -------
Industrials -- (Continued)
    Churchill Corp. Class A (The).....................................  91,759 $   755,775
   *Clarke, Inc.......................................................  47,794     186,343
    Contrans Group, Inc. Class A......................................  86,885     758,083
    DirectCash Payments, Inc..........................................  21,039     490,074
   *Electrovaya, Inc..................................................  75,904      32,546
   #Exchange Income Corp..............................................  25,811     662,744
    Exco Technologies, Ltd............................................  21,400     106,696
   *Garda World Security Corp. Class A................................ 114,740     994,257
    Genivar, Inc...................................................... 124,493   2,682,648
   *GLV, Inc. Class A.................................................  86,250     155,669
   *Heroux-Devtek, Inc................................................  96,475   1,077,449
   #Horizon North Logistics, Inc...................................... 320,170   1,947,487
   #IBI Group, Inc....................................................  31,101     308,886
   *K-Bro Linen, Inc..................................................   9,798     250,311
   #Morneau Shepell, Inc.............................................. 122,975   1,511,973
    Newalta Corp...................................................... 166,722   2,068,128
    Progressive Waste Solutions, Ltd..................................   6,425     128,775
    Richelieu Hardware, Ltd...........................................  63,693   2,222,285
   #Ritchie Brothers Auctioneers, Inc................................. 244,637   5,174,005
    Rocky Mountain Dealerships, Inc...................................  54,841     596,068
   #Russel Metals, Inc................................................ 246,300   6,334,025
   #Stantec, Inc...................................................... 182,098   5,231,334
   #Student Transportation, Inc....................................... 260,920   1,636,523
   #Superior Plus Corp................................................ 555,230   4,074,879
   #Toromont Industries, Ltd.......................................... 311,167   6,469,394
    Transcontinental, Inc. Class A.................................... 276,502   2,679,962
    TransForce, Inc................................................... 314,697   5,579,411
    Vicwest, Inc......................................................  31,993     331,463
   #Wajax Corp........................................................  67,648   3,270,255
    WaterFurnace Renewable Energy, Inc................................  31,026     522,540
    Westjet Airlines, Ltd.............................................   1,420      22,755
  #*Westport Innovations, Inc......................................... 189,501   7,139,002
                                                                               -----------
Total Industrials.....................................................          78,937,951
                                                                               -----------
Information Technology -- (4.1%)
   *5N Plus, Inc...................................................... 183,848     377,650
    Aastra Technologies, Ltd..........................................  32,028     542,929
   *Absolute Software Corp............................................ 175,257     872,047
    Calian Technologies, Ltd..........................................  16,306     339,827
   *Celestica, Inc.................................................... 854,007   6,506,071
   *COM DEV International, Ltd........................................ 309,253     952,876
    Computer Modelling Group, Ltd..................................... 126,687   2,334,522
    Constellation Software, Inc.......................................  37,519   3,460,271
   *Descartes Systems Group, Inc. (The)............................... 240,749   2,004,541
  #*DragonWave, Inc................................................... 159,183     365,080
    Enghouse Systems, Ltd.............................................  51,243     701,567
    Evertz Technologies, Ltd.......................................... 133,981   1,690,043
   *EXFO, Inc......................................................... 101,377     480,172
   *Hemisphere GPS, Inc...............................................  20,300      13,765
    MacDonald Dettweiler & Associates, Ltd............................ 128,853   7,060,350
    Mediagrif Interactive Technologies, Inc...........................   5,576      98,971
  #*Miranda Technologies, Inc......................................... 102,735   1,741,532
   *Points International, Ltd.........................................  54,747     684,576
   *Redknee Solutions, Inc............................................ 122,828     146,975
  #*Sandvine Corp..................................................... 589,976     682,427
   *Sierra Wireless, Inc.............................................. 127,100   1,197,682
   *Smart Technologies, Inc. Class A..................................  13,981      22,167
   *Softchoice Corp...................................................  17,872     217,419
   *Vecima Network, Inc...............................................  28,829     105,071
   #Wi-Lan, Inc....................................................... 666,819   3,384,463

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
Information Technology -- (Continued)
   *Wireless Matrix Corp..............................................   111,939 $    83,716
                                                                                 -----------
Total Information Technology..........................................            36,066,710
                                                                                 -----------
Materials -- (19.4%)
    Aberdeen International, Inc.......................................   122,333      48,794
  #*Ainsworth Lumber Co., Ltd.........................................   227,838     436,206
   *Alacer Gold Corp..................................................   230,058   1,364,955
   #Alamos Gold, Inc..................................................   423,220   6,634,111
   *Alexco Resource Corp..............................................   272,868   1,123,742
  #*Almaden Minerals, Ltd.............................................   108,300     231,103
   *Altius Minerals Corp..............................................   112,600   1,285,606
    Amerigo Resources, Ltd............................................   522,854     291,966
  #*Argonaut Gold, Inc................................................   368,728   3,055,422
  #*Atna Resource, Ltd................................................   507,501     480,756
  #*Augusta Resource Corp.............................................   308,545     569,186
  #*Aura Minerals, Inc................................................   530,169     248,471
  #*AuRico Gold, Inc..................................................   892,052   5,790,755
  #*Aurizon Mines, Ltd................................................   694,168   3,080,269
  #*Avalon Rare Metals, Inc...........................................   352,025     530,047
  #*Avion Gold Corp................................................... 1,620,486     807,940
  #*B2Gold Corp....................................................... 1,401,050   4,498,560
  #*Brigus Gold Corp..................................................   667,729     539,323
  #*Canada Lithium Corp...............................................   546,000     283,113
  #*Canadian Zinc Corp................................................   280,925     112,051
   *Canam Group, Inc. Class A.........................................   194,100     890,323
   #Canexus Corp......................................................   441,754   3,471,129
  #*Canfor Corp.......................................................   411,155   4,858,340
   #Canfor Pulp Products, Inc.........................................   201,446   1,727,512
  #*Capstone Mining Corp.............................................. 1,137,632   2,552,398
   *Cardero Resource Corp.............................................   319,643     283,674
   *Carpathian Gold, Inc..............................................   587,371     158,139
    Cascades, Inc.....................................................   489,976   2,325,658
    CCL Industries, Inc. Class B......................................   107,312   3,707,794
  #*China Gold International Resources Corp., Ltd.....................   722,757   1,672,031
   *Claude Resources, Inc.............................................   934,700     652,431
  #*Cline Mining Corp.................................................   519,100     147,523
  #*Colossus Minerals, Inc............................................   311,816   1,119,347
  #*Copper Mountain Mining Corp.......................................   366,515   1,180,479
  #*Duluth Metals, Ltd................................................   388,214     774,221
  #*Dundee Precious Metals, Inc.......................................   410,967   3,200,531
  #*Dynasty Metals & Mining, Inc......................................   108,369     167,495
  #*Eastern Platinum, Ltd............................................. 3,177,460     617,844
   *Eastmain Resources, Inc...........................................   274,250     229,715
  #*Eco Oro Minerals Corp.............................................   261,445     417,123
  #*Endeavour Mining Corp.............................................   787,366   1,852,903
   *Endeavour Silver Corp.............................................   355,128   2,840,032
  #*Energy Fuels, Inc................................................. 2,398,490     574,002
  #*Entree Gold, Inc..................................................   286,898     160,206
  #*Excellon Resources, Inc...........................................   834,400     440,975
   *Exeter Resource Corp..............................................    74,037     103,357
   *First Majestic Silver Corp........................................   431,070   6,997,880
   *First Nickel, Inc.................................................    50,300       3,511
  #*Formation Metals, Inc.............................................   193,581      68,526
   *Fortress Paper, Ltd. Class A......................................    69,284     983,109
  #*Fortuna Silver Mines, Inc.........................................   481,068   1,818,066
   *Fortune Minerals, Ltd.............................................   214,672     127,367
   *GeoMark Exploration, Ltd..........................................    59,540      45,716
  #*Golden Star Resources, Ltd........................................ 1,045,709   1,220,003
  #*Goldgroup Mining, Inc.............................................   112,715      57,321
  #*Great Basin Gold, Ltd............................................. 1,537,875     920,103
  #*Great Panther Silver, Ltd.........................................   675,880   1,105,293

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
Materials -- (Continued)
  #*Guyana Goldfields, Inc............................................   230,342 $  509,906
   *Hanfeng Evergreen, Inc............................................    55,137    101,714
   *Harry Winston Diamond Corp........................................   270,263  3,503,434
  #*High River Gold Mines, Ltd........................................   600,542    850,346
    HudBay Minerals, Inc..............................................   710,674  6,002,302
   *Imperial Metals Corp..............................................   181,428  1,521,473
  #*Inter-Citic Minerals, Inc.........................................   283,484    426,844
   *International Forest Products, Ltd. Class A.......................   200,300  1,038,600
  #*International Minerals Corp.......................................    69,400    359,854
  #*International Tower Hill Mines, Ltd...............................   220,027    559,474
   *Intertape Polymer Group, Inc......................................   270,787  2,295,148
  #*Jaguar Mining, Inc................................................   362,916    303,983
  #*Katanga Mining, Ltd............................................... 1,003,662    500,405
   *Keegan Resources, Inc.............................................   271,644    831,577
  #*Kimber Resources, Inc.............................................    21,200     15,221
  #*Kirkland Lake Gold, Inc...........................................   239,280  2,786,848
  #*La Mancha Resources, Inc..........................................   344,599  1,182,052
  #*Labrador Iron Mines Holdings, Ltd.................................   123,133    252,933
  #*Lake Shore Gold Corp.............................................. 1,280,732  1,315,405
  #*MAG Silver Corp...................................................   156,360  1,437,542
    Major Drilling Group International, Inc...........................   322,900  3,274,560
   *MBAC Fertilizer Corp..............................................    69,400    193,768
  #*Mercator Minerals, Ltd............................................   905,221    496,457
  #*Migao Corp........................................................   164,100    472,901
   *Minco Base Metals Corp............................................     2,780         --
  #*Minco Silver Corp.................................................   125,224    178,561
   *Minera Andes Acquisition Corp.....................................   329,375    985,317
  #*Molycorp, Inc.....................................................    44,498    775,147
  #*Nautilus Minerals, Inc............................................    89,354     98,010
   *Nevada Copper Corp................................................   160,491    358,478
  #*NGEx Resources, Inc...............................................   287,000    486,513
  #*Norbord, Inc......................................................   112,168  1,562,534
  #*North American Palladium, Ltd.....................................   544,389    917,403
  #*Northern Dynasty Minerals, Ltd....................................   203,498    476,861
   *Northland Resources SA............................................    43,483     36,856
  #*NovaCopper, Inc...................................................   140,860    254,232
  #*NovaGold Resources, Inc...........................................   845,155  3,404,723
   *OceanaGold Corp................................................... 1,151,416  2,422,583
   *Oromin Explorations, Ltd..........................................   168,799     87,526
  #*Orvana Minerals Corp..............................................   302,452    286,513
    Pan American Silver Corp..........................................    61,407    919,105
  #*Peregrine Diamonds, Ltd...........................................   260,272    119,385
  #*Petaquilla Minerals, Ltd..........................................   528,482    197,618
   *Phoscan Chemical Corp.............................................   432,579    118,621
  #*Pilot Gold, Inc...................................................    86,150     82,469
  #*Platinum Group Metals, Ltd........................................   241,887    214,668
  #*PolyMet Mining Corp...............................................   423,377    460,169
  #*Primero Mining Corp...............................................   210,577    726,526
  #*Queenston Mining, Inc.............................................   220,773    726,480
   *Resolute Forest Products..........................................     2,488     22,899
   *Richmont Mines, Inc...............................................   114,244    403,274
  #*Rubicon Minerals Corp.............................................   508,405  1,591,855
  #*Sabina Gold & Silver Corp.........................................   383,055    889,982
  #*San Gold Corp..................................................... 1,018,995    934,811
  #*Scorpio Mining Corp...............................................   842,899    445,467
  #*Seabridge Gold, Inc...............................................   121,852  1,794,639
   #SEMAFO, Inc.......................................................   956,185  3,012,958
    Sherritt International Corp....................................... 1,571,926  6,990,866
   *Shore Gold, Inc...................................................   837,013    146,061
  #*Silver Standard Resources, Inc....................................   297,397  3,798,829
  #*St. Andrew Goldfields, Ltd........................................   632,528    239,678

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES      VALUE++
                                                                            ------      -------
Materials -- (Continued)
    Stella-Jones, Inc.................................................      33,040 $  1,828,509
  #*Stornoway Diamond Corp............................................     297,297      207,516
  #*Sulliden Gold Corp., Ltd..........................................     659,525      657,651
  #*Tanzanian Royalty Exploration Corp................................     350,339    1,484,709
   *Taseko Mines, Ltd.................................................     810,234    2,052,146
   *Tembec, Inc.......................................................     358,859      780,089
   *Teranga Gold Corp.................................................      96,840      159,332
  #*Thompson Creek Metals Co., Inc....................................     650,871    1,817,260
   *Timminco, Ltd.....................................................      69,822          489
  #*Timmins Gold Corp.................................................     332,498      590,164
  #*Torex Gold Resources, Inc.........................................     818,006    1,590,579
   *Virginia Mines, Inc...............................................      99,162      880,034
   *Wesdome Gold Mines, Ltd...........................................     325,464      279,104
   #West Fraser Timber Co., Ltd.......................................     135,769    7,188,846
   *Western Forest Products, Inc......................................     194,119      183,889
    Winpak, Ltd.......................................................      67,195    1,051,963
  #*Yukon-Nevada Gold Corp............................................   1,837,178      558,747
                                                                                   ------------
Total Materials.......................................................              168,595,844
                                                                                   ------------
Telecommunication Services -- (0.4%)
   *AXIA NetMedia Corp................................................     182,767      251,502
   #Manitoba Telecom Services, Inc....................................      89,417    3,038,671
                                                                                   ------------
Total Telecommunication Services......................................                3,290,173
                                                                                   ------------
Utilities -- (3.3%)
   #Algonquin Power & Utilities Corp..................................     535,274    3,522,769
  #*Alterra Power Corp................................................   1,027,570      466,216
   *Boralex, Inc. Class A.............................................      97,733      851,759
    Capital Power Corp................................................     255,149    5,475,202
    Capstone Infrastructure Corp......................................     268,736    1,187,117
   #Innergex Renewable Energy, Inc....................................     295,961    3,205,002
   #Just Energy Group, Inc............................................     583,478    6,458,200
   *Maxim Power Corp..................................................      92,234      183,024
   #Northland Power, Inc..............................................     302,185    5,565,495
   *Ram Power Corp....................................................     577,537      135,335
    Valener, Inc......................................................      91,209    1,445,192
                                                                                   ------------
Total Utilities.......................................................               28,495,311
                                                                                   ------------
TOTAL COMMON STOCKS...................................................              659,356,105
                                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
  #*Duluth Metals, Ltd. Warrants 01/18/13.............................      24,225       10,870
                                                                                   ------------

                                                                         SHARES/
                                                                          FACE
                                                                         AMOUNT
                                                                          (000)          VALUE+
                                                                          -----          ------
SECURITIES LENDING COLLATERAL -- (24.1%)
(S)@DFA Short Term Investment Fund.................................... 209,000,000  209,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%,
     08/01/12 (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%,
     07/01/42, valued at $329,323) to be repurchased at $322,868......        $323      322,866
                                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL...................................              209,322,866
                                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $998,009,466)^^..............................................             $868,689,841
                                                                                   ============

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                 ------------ ------------ ------- ------------
Common Stocks
  Consumer Discretionary........ $ 81,750,534           --   --    $ 81,750,534
  Consumer Staples..............   22,352,562           --   --      22,352,562
  Energy........................  159,906,691           --   --     159,906,691
  Financials....................   63,321,753           --   --      63,321,753
  Health Care...................   16,638,576           --   --      16,638,576
  Industrials...................   78,937,951           --   --      78,937,951
  Information Technology........   36,066,710           --   --      36,066,710
  Materials.....................  168,595,355 $        489   --     168,595,844
  Telecommunication Services....    3,290,173           --   --       3,290,173
  Utilities.....................   28,495,311           --   --      28,495,311
Rights/Warrants.................           --       10,870   --          10,870
Securities Lending Collateral...           --  209,322,866   --     209,322,866
                                 ------------ ------------   --    ------------
TOTAL........................... $659,355,616 $209,334,225   --    $868,689,841
                                 ============ ============   ==    ============

              See accompanying Notes to Schedules of Investments.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                          SHARES     VALUE++
                                                                          ------     -------
COMMON STOCKS -- (85.6%)
ARGENTINA -- (0.0%)
   *Celulosa Argentina SA Series B....................................        -- $        --
                                                                                 -----------
BRAZIL -- (5.8%)
    AES Tiete SA......................................................    42,245     505,695
    All America Latina Logistica SA...................................   377,131   1,750,203
    Amil Participacoes SA.............................................   119,903   1,153,859
    Banco Bradesco SA.................................................   305,700   3,869,734
    Banco do Brasil SA................................................   507,354   5,365,197
    Banco Santander Brasil SA.........................................    52,300     396,870
   #Banco Santander Brasil SA ADR.....................................   665,784   5,079,932
    BM&F Bovespa SA................................................... 1,665,208   9,369,436
    BR Malls Participacoes SA.........................................   286,523   3,351,530
   #BRF - Brasil Foods SA ADR.........................................   594,060   8,542,583
    CCR SA............................................................   652,568   5,448,682
    Centrais Eletricas Brasileiras SA.................................    70,900     486,460
   #Centrais Eletricas Brasileiras SA ADR.............................    86,923     838,807
    Centrais Eletricas Brasileiras SA Sponsored ADR...................   100,200     684,366
    CETIP SA - Mercados Organizados...................................   143,800   1,812,587
    Cia de Saneamento Basico do Estado de Sao Paulo...................    22,000     927,259
    Cia de Saneamento Basico do Estado de Sao Paulo ADR...............    29,318   2,474,439
    Cia Energetica de Minas Gerais SA.................................    46,775     753,257
    Cia Hering SA.....................................................    92,000   1,827,250
   *Cia Paranaense de Energia SA......................................     1,600      28,194
    Cia Siderurgica Nacional SA.......................................   704,052   3,628,142
    Cielo SA..........................................................   217,396   6,353,636
    Cosan SA Industria e Comercio.....................................   157,469   2,392,926
    CPFL Energia SA...................................................    62,260     721,890
    CPFL Energia SA ADR...............................................    14,853     343,698
    Cyrela Brazil Realty SA Empreendimentos e Participacoes...........   295,797   2,165,213
    Diagnosticos da America SA........................................    20,093     113,153
    Duratex SA........................................................   208,900   1,218,210
    EcoRodovias Infraestrutura e Logistica SA.........................   115,988     932,794
    Embraer SA........................................................   164,400   1,047,757
    Embraer SA ADR....................................................    86,000   2,182,680
    Energias do Brazil SA.............................................   236,900   1,568,775
  #*Fibria Celulose SA Sponsored ADR..................................   514,098   3,953,414
    Gerdau SA.........................................................   131,807     969,320
   *Hypermarcas SA....................................................   939,724   6,030,339
    Itau Unibanco Holding SA..........................................   176,742   2,458,104
   *JBS SA............................................................   701,336   1,851,565
    Light SA..........................................................    34,700     428,416
    Localiza Rent a Car SA............................................    78,400   1,266,367
    Lojas Americanas SA...............................................    96,510     634,389
    Lojas Renner SA...................................................    92,200   2,743,233
   *M. Dias Branco SA.................................................    20,800     583,642
   *MPX Energia SA....................................................    21,600     353,008
    MRV Engenharia e Participacoes SA.................................   203,540   1,117,424
    Multiplan Empreendimentos Imobiliarios SA.........................    55,500   1,396,167
   *Multiplus SA......................................................    36,457     881,358
    Natura Cosmeticos SA..............................................   117,400   3,066,768
   *OdontoPrev SA.....................................................     7,800      37,645
    Oi SA.............................................................   179,758   1,024,583
    Oi SA ADR (670851104).............................................     7,319      41,133
   #Oi SA ADR (670851203).............................................    35,963     534,051
    Petroleo Brasileiro SA............................................    98,000     960,297
    Petroleo Brasilerio SA ADR........................................ 1,144,389  22,464,356
    Porto Seguro SA...................................................   105,164     909,382
    Raia Drogasil SA..................................................   144,500   1,623,263
    Redecard SA.......................................................   193,700   3,124,041

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CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
BRAZIL -- (Continued)
    Souza Cruz SA.....................................................    369,370 $  5,232,682
    Telefonica Brasil SA..............................................     13,346      282,329
   *Terna Participacoes SA............................................      1,300       45,289
    Tim Participacoes SA..............................................    288,200    1,201,068
   #Tim Participacoes SA ADR..........................................     47,642    1,007,628
    Totvs SA..........................................................     73,875    1,359,110
    Tractebel Energia SA..............................................    111,900    2,008,434
    Usinas Siderurgicas de Minas Gerais SA............................     39,100      157,797
    Vale SA Sponsored ADR.............................................  1,082,133   19,532,501
    WEG SA............................................................    248,866    2,277,102
                                                                                  ------------
TOTAL BRAZIL..........................................................             168,891,419
                                                                                  ------------
CHILE -- (1.8%)
   *AES Gener SA......................................................  1,202,095      653,651
    Aguas Andinas SA Series A.........................................  1,425,070      941,653
   #Banco de Chile SA Series F ADR....................................     39,148    3,344,766
    Banco de Credito e Inversiones SA.................................     26,330    1,668,985
    Banco Santander Chile SA ADR......................................     47,855    3,596,782
    CAP SA............................................................     55,691    2,001,530
    Cencosud SA.......................................................    734,428    4,198,905
    Cia Cervecerias Unidas SA.........................................      8,013      105,899
    Cia Cervecerias Unidas SA ADR.....................................     14,357      950,864
   *Colbun SA.........................................................  5,081,989    1,415,904
    Corpbanca SA...................................................... 94,605,487    1,181,711
   #Corpbanca SA ADR..................................................     22,366      415,560
    E.CL SA...........................................................    309,077      697,864
    Embotelladora Andina SA Series A ADR..............................     23,068      645,904
    Embotelladora Andina SA Series B ADR..............................     19,587      681,628
    Empresa Nacional de Electricidad SA Sponsored ADR.................    101,485    5,073,235
    Empresas CMPC SA..................................................    875,634    3,283,061
    Empresas Copec SA.................................................    354,551    5,142,550
    Enersis SA Sponsored ADR..........................................    270,752    4,480,946
    ENTEL Chile SA....................................................     87,440    1,719,457
   #Latam Airlines Group SA Sponsored ADR.............................    140,160    3,446,534
    Molibdenos y Metales SA...........................................      8,424      139,600
    Ripley Corp. SA...................................................    650,492      579,413
    S.A.C.I. Falabella SA.............................................    332,696    3,239,091
    Sigdo Koppers SA..................................................    338,893      815,028
   *Sociedad Matriz SAAM SA...........................................  1,065,488      118,081
    Sonda SA..........................................................    236,896      709,584
                                                                                  ------------
TOTAL CHILE...........................................................              51,248,186
                                                                                  ------------
CHINA -- (13.3%)
   #Agile Property Holdings, Ltd......................................  1,754,000    2,073,566
    Agricultural Bank of China, Ltd. Series H......................... 13,778,000    5,567,140
    Air China, Ltd. Series H..........................................  1,312,000      925,047
  #*Aluminum Corp. of China, Ltd. ADR.................................    112,680    1,152,716
  #*Angang Steel Co., Ltd. Series H...................................  1,422,000      726,840
   #Anhui Conch Cement Co., Ltd. Series H.............................    717,500    1,874,221
    Bank of China, Ltd. Series H...................................... 50,235,100   19,043,045
    Bank of Communications Co., Ltd. Series H.........................  4,968,515    3,276,922
   #BBMG Corp. Series H...............................................    710,000      440,427
    Beijing Enterprises Holdings, Ltd.................................    668,972    4,325,572
    Belle International Holdings, Ltd.................................  2,462,000    4,524,329
  #*Brilliance China Automotive Holdings, Ltd.........................  1,530,000    1,238,327
  #*BYD Co., Ltd. Series H............................................    415,886      702,270
    China Agri-Industries Holdings, Ltd...............................  1,958,202      963,726
    China BlueChemical, Ltd. Series H.................................  1,502,000      986,868
    China Citic Bank Corp., Ltd. Series H.............................  5,407,928    2,712,770
    China Coal Energy Co., Ltd. Series H..............................  3,184,777    2,913,391
    China Communications Construction Co., Ltd. Series H..............  3,213,000    2,801,844

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CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
CHINA -- (Continued)
   *China Communications Services Corp., Ltd. Series H................  2,892,000 $ 1,469,654
    China Construction Bank Corp. Series H............................ 39,774,590  26,675,005
  #*China COSCO Holdings Co., Ltd. Series H...........................  1,791,500     737,165
   *China Eastern Airlines Corp., Ltd. ADR............................      2,800      48,608
  #*China Eastern Airlines Corp., Ltd. Series H.......................    668,000     232,254
   #China Life Insurance Co., Ltd. ADR................................    323,770  13,349,037
    China Longyuan Power Group Corp. Series H.........................  1,387,000     893,883
   #China Mengniu Dairy Co., Ltd......................................    805,000   2,375,904
   #China Merchants Bank Co., Ltd. Series H...........................  2,871,534   5,260,129
   #China Merchants Holdings International Co., Ltd...................  1,105,321   3,408,950
    China Minsheng Banking Corp., Ltd. Series H.......................  3,729,500   3,434,917
    China Mobile, Ltd. Sponsored ADR..................................    797,772  46,366,509
   *China Molybdenum Co., Ltd. Series H...............................    170,322      63,028
   #China National Building Material Co., Ltd. Series H...............  1,781,916   1,727,376
    China Oilfield Services, Ltd. Series H............................    950,000   1,452,713
   #China Overseas Land & Investment, Ltd.............................  2,456,000   5,762,640
    China Pacific Insurance Group Co., Ltd. Series H..................  1,054,600   3,321,034
   #China Petroleum & Chemical Corp. ADR..............................    106,449   9,577,217
    China Petroleum & Chemical Corp. Series H.........................  2,542,000   2,292,720
   #China Railway Construction Corp., Ltd. Series H...................  2,554,000   2,219,181
   #China Railway Group, Ltd. Series H................................  1,902,000     827,469
   #China Resources Cement Holdings, Ltd..............................  1,220,000     638,980
    China Resources Enterprise, Ltd...................................  1,035,000   2,862,341
    China Resources Gas Group, Ltd....................................    510,000     988,429
   #China Resources Land, Ltd.........................................  1,430,000   2,869,407
    China Resources Power Holdings Co., Ltd...........................    912,000   1,916,551
    China Shenhua Energy Co., Ltd. Series H...........................  2,191,000   8,111,539
  #*China Shipping Container Lines Co., Ltd. Series H.................  4,653,000   1,118,373
    China Shipping Development Co., Ltd. Series H.....................  1,414,000     577,094
    China Southern Airlines Co., Ltd. ADR.............................     10,900     269,230
    China Southern Airlines Co., Ltd. Series H........................    980,000     486,181
   #China State Construction International Holdings, Ltd..............  1,004,000   1,040,313
   *China Taiping Insurance Holdings Co., Ltd.........................    525,400     733,322
    China Telecom Corp., Ltd. ADR.....................................     49,067   2,552,956
   #China Telecom Corp., Ltd. Series H................................  2,306,000   1,194,232
    China Unicom Hong Kong, Ltd. ADR..................................    470,600   6,875,466
   *Chongqing Rural Commercial Bank Class H...........................     26,000      10,098
    Citic Pacific, Ltd................................................  1,669,000   2,406,132
    CNOOC, Ltd........................................................  1,028,000   2,059,601
   #CNOOC, Ltd. ADR...................................................    104,300  20,891,290
    COSCO Pacific, Ltd................................................  2,165,997   2,985,001
  #*Country Garden Holdings Co., Ltd..................................  3,626,739   1,357,804
   #CSR Corp., Ltd. Series H..........................................  1,111,000     812,343
    Datang International Power Generation Co., Ltd. Series H..........  1,390,000     489,218
    Dongfang Electric Corp., Ltd. Series H............................    229,600     332,017
    Dongfeng Motor Group Co., Ltd. Series H...........................  1,788,000   2,468,281
    ENN Energy Holdings, Ltd..........................................    476,000   1,803,564
   #Evergrande Real Estate Group, Ltd.................................  5,180,000   2,392,878
   #Fosun International, Ltd..........................................  1,717,441     819,504
   #GCL-Poly Energy Holdings, Ltd.....................................  5,633,814     828,527
   #Geely Automobile Holdings, Ltd....................................  2,110,000     692,446
   #Golden Eagle Retail Group, Ltd....................................    362,000     647,710
   #Great Wall Motor Co., Ltd. Series H...............................    798,500   1,780,795
    Guangdong Investment, Ltd.........................................  1,564,000   1,125,433
   #Guangshen Railway Co., Ltd. Series H..............................    346,000     109,852
   #Guangshen Railway Co., Ltd. Sponsored ADR.........................     29,254     463,676
  #*Guangzhou Automobile Group Co., Ltd. Series H.....................  1,852,259   1,376,564
   #Guangzhou Pharmaceutical Co., Ltd. Series H.......................     76,000     132,011
   #Guangzhou R&F Properties Co., Ltd. Series H.......................  1,225,600   1,561,750
   *Haier Electronics Group Co., Ltd..................................    412,000     472,911
    Hengan International Group Co., Ltd...............................    409,000   3,875,591

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CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
CHINA -- (Continued)
   *Huadian Power International Corp. Series H........................    856,000 $    268,519
    Huaneng Power International, Inc. ADR.............................     34,452      984,294
    Huaneng Power International, Inc. Series H........................    204,000      147,593
    Industrial & Commercial Bank of China, Ltd. Series H.............. 41,453,185   23,636,317
    Jiangsu Express Co., Ltd. Series H................................    764,000      706,468
   #Jiangxi Copper Co., Ltd. Series H.................................    803,000    1,752,265
    Kunlun Energy Co., Ltd............................................  1,964,000    3,149,502
    Lenovo Group, Ltd.................................................  3,467,278    2,395,497
   #Longfor Properties Co., Ltd.......................................    942,000    1,380,076
  #*Maanshan Iron & Steel Co., Ltd. Series H..........................  1,620,000      360,251
   *Metallurgical Corp of China, Ltd. Series H........................  2,646,000      546,335
  #*Minmetals Resources, Ltd..........................................    388,000      145,047
  #*New World China Land, Ltd.........................................  2,554,000      977,058
   #Nine Dragons Paper Holdings, Ltd..................................  1,905,000      888,031
   #Parkson Retail Group, Ltd.........................................    841,500      753,754
   #PetroChina Co., Ltd. ADR..........................................    141,210   17,642,777
    PICC Property & Casualty Co., Ltd. Series H.......................  1,450,000    1,607,055
   #Ping An Insurance Group Co. of China, Ltd. Series H...............  1,116,500    8,693,609
  #*Renhe Commercial Holdings Co., Ltd................................  4,228,000      172,859
    Shandong Weigao Group Medical Polymer Co., Ltd. Series H..........    752,000      833,651
    Shanghai Electric Group Co., Ltd. Series H........................  2,392,000      893,358
    Shanghai Industrial Holdings, Ltd.................................    701,274    1,897,864
   #Shimao Property Holdings, Ltd.....................................  1,956,371    2,783,329
    Sino-Ocean Land Holdings, Ltd.....................................  2,261,500    1,091,314
    Sinopec Shanghai Petrochemical Co., Ltd. Series H.................    952,000      254,220
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR............      6,545      175,079
  #*Sinopec Yizheng Chemical Fibre Co., Ltd. Series H.................    888,000      167,175
   #Sinopharm Group Co., Ltd. Series H................................    444,400    1,300,540
   #Soho China, Ltd...................................................  2,899,263    2,151,321
    Tencent Holdings, Ltd.............................................    700,600   20,800,422
    Tingyi (Cayman Islands) Holding Corp..............................  1,112,000    2,735,747
   #Tsingtao Brewery Co., Ltd. Series H...............................    170,000      990,236
   #Uni-President China Holdings, Ltd.................................    759,000      721,180
    Want Want China Holdings, Ltd.....................................  3,279,000    3,954,356
   *Weichai Power Co., Ltd. Series H..................................    271,000      815,314
   *Wumart Stores, Inc. Series H......................................    108,000      208,413
   *Yanzhou Coal Mining Co., Ltd. Series H............................    228,000      336,249
   #Yanzhou Coal Mining Co., Ltd. Sponsored ADR.......................    105,796    1,573,187
    Zhaojin Mining Industry Co., Ltd. Series H........................    485,000      598,273
    Zhejiang Expressway Co., Ltd. Series H............................    876,000      630,103
   #Zhongsheng Group Holdings, Ltd....................................    231,000      245,464
   #Zhuzhou CSR Times Electric Co., Ltd. Series H.....................    261,000      617,618
   #Zijin Mining Group Co., Ltd. Series H.............................  3,313,000    1,051,804
  #*Zoomlion Heavy Industry Science and Technology Co., Ltd. Series H.    783,000      870,502
   #ZTE Corp. Series H................................................    460,838      611,312
                                                                                  ------------
TOTAL CHINA...........................................................             386,389,163
                                                                                  ------------
COLOMBIA -- (0.4%)
    Bancolombia SA Sponsored ADR......................................     64,224    3,971,612
   #Ecopetrol SA Sponsored ADR........................................    151,320    8,660,044
                                                                                  ------------
TOTAL COLOMBIA........................................................              12,631,656
                                                                                  ------------
CZECH REPUBLIC -- (0.4%)
    CEZ A.S...........................................................    184,371    6,205,637
    Komercni Banka A.S................................................     14,730    2,499,917
    Philip Morris CR A.S..............................................        168       90,657
    Telefonica Czech Republic A.S.....................................    142,100    2,687,075
   *Unipetrol A.S.....................................................      1,147        9,439
                                                                                  ------------
TOTAL CZECH REPUBLIC..................................................              11,492,725
                                                                                  ------------

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CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. Sponsored GDR.......... 197,320 $  872,613
   *Egyptian Financial Group-Hermes Holding GDR.......................     563      1,907
    Orascom Construction Industries GDR...............................  51,882  2,205,912
   *Orascom Telecom Holding S.A.E. GDR................................ 304,419    786,788
   *Orascom Telecom Media & Technology Holding S.A.E. GDR............. 246,435    103,503
                                                                               ----------
TOTAL EGYPT...........................................................          3,970,723
                                                                               ----------
HUNGARY -- (0.3%)
    EGIS Pharmaceuticals P.L.C........................................   1,281     88,939
    ELMU NYRT.........................................................     120      8,866
    Magyar Telekom Telecommunications P.L.C........................... 296,916    548,736
   #MOL Hungarian Oil & Gas P.L.C.....................................  42,653  3,068,264
   #OTP Bank P.L.C.................................................... 237,504  3,636,036
    Richter Gedeon NYRT...............................................  13,851  2,344,287
   *Tisza Chemical Group P.L.C........................................  24,314    201,462
                                                                               ----------
TOTAL HUNGARY.........................................................          9,896,590
                                                                               ----------
INDIA -- (7.2%)
    ABB, Ltd..........................................................  44,468    632,872
    ACC, Ltd..........................................................  43,053  1,026,849
    Adani Enterprises, Ltd............................................ 140,472    454,496
   *Adani Power, Ltd.................................................. 459,932    357,762
    Aditya Birla Nuvo, Ltd............................................  33,850    479,861
    Allahabad Bank, Ltd............................................... 168,800    403,626
    Ambuja Cements, Ltd............................................... 768,571  2,501,202
    Andhra Bank, Ltd..................................................  59,863    109,323
   *Apollo Hospitals Enterprise, Ltd..................................  46,407    526,486
   *Ashok Leyland, Ltd................................................ 667,374    266,326
    Asian Paints, Ltd.................................................  29,464  1,930,140
    Axis Bank, Ltd.................................................... 227,042  4,230,966
   *Bajaj Auto, Ltd...................................................  88,932  2,553,279
   *Bajaj Finserv, Ltd................................................  35,144    468,033
   *Bajaj Holdings & Investment, Ltd..................................  24,719    345,130
    Bank of India..................................................... 104,465    559,626
    Bharat Electronics, Ltd...........................................  13,836    291,832
    Bharat Forge, Ltd.................................................  64,036    345,353
    Bharat Heavy Electricals, Ltd..................................... 339,165  1,308,832
    Bharat Petroleum Corp., Ltd....................................... 148,062    964,144
    Bharti Airtel, Ltd................................................ 867,263  4,667,028
    Bhushan Steel, Ltd................................................  40,283    341,901
   *Biocon, Ltd.......................................................  21,170     91,521
    Bosch, Ltd........................................................  12,380  1,990,480
    Cadila Healthcare, Ltd............................................  25,295    403,239
   *Cairn India, Ltd.................................................. 401,975  2,406,957
    Canara Bank.......................................................  79,000    518,161
    Central Bank of India.............................................  31,634     40,585
    Cipla, Ltd........................................................ 354,995  2,161,001
    Colgate-Palmolive (India), Ltd....................................  21,434    443,807
    Container Corp. of India..........................................  23,244    391,990
    Coromandel International, Ltd. (B0VDZN5)..........................  44,218    197,286
   *Coromandel International, Ltd. (CH1415639)........................  44,218        795
    Corporation Bank..................................................   6,356     46,607
    Crisil, Ltd.......................................................   6,575    106,684
    Crompton Greaves, Ltd............................................. 169,046    352,452
    Cummins India, Ltd................................................  42,903    330,672
    Dabur India, Ltd.................................................. 495,434  1,067,305
   *Dish TV (India), Ltd.............................................. 218,853    271,607
   *Divi's Laboratories, Ltd..........................................  33,413    656,569
    DLF, Ltd.......................................................... 317,695  1,186,174
    Dr. Reddy's Laboratories, Ltd.....................................  22,080    640,162
    Dr. Reddy's Laboratories, Ltd. ADR................................  83,498  2,423,112

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CONTINUED


                                                                          SHARES     VALUE++
                                                                          ------     -------
INDIA -- (Continued)
    Engineers India, Ltd..............................................    38,674 $   165,627
   *Essar Oil, Ltd....................................................   217,316     217,319
    Exide Industries, Ltd.............................................   185,043     424,926
   *Federal Bank, Ltd.................................................    83,714     620,725
    GAIL India, Ltd...................................................   102,223     650,740
    GAIL India, Ltd. Sponsored GDR....................................    28,791   1,099,096
   *Gillette India, Ltd...............................................     2,685     113,264
    GlaxoSmithKline Consumer Healthcare, Ltd..........................     6,584     312,608
    GlaxoSmithKline Pharmaceuticals, Ltd..............................    24,027     902,020
    Glenmark Pharmaceuticals, Ltd.....................................   101,902     701,766
   *GMR Infrastructure, Ltd...........................................   684,313     285,665
    Godrej Consumer Products, Ltd.....................................    58,902     659,602
   *Godrej Industries, Ltd............................................    41,050     174,665
    Grasim Industries, Ltd............................................     6,300     325,326
   *Havells India, Ltd................................................    13,283     127,457
    HCL Technologies, Ltd.............................................   111,470   1,038,212
    HDFC Bank, Ltd.................................................... 1,422,205  15,005,562
    Hero Honda Motors, Ltd. Series B..................................    46,249   1,659,016
    Hindalco Industries, Ltd..........................................   914,963   1,963,266
    Hindustan Petroleum Corp, Ltd.....................................    43,201     266,993
    Hindustan Unilever, Ltd...........................................   804,144   6,722,636
   *Hindustan Zinc, Ltd...............................................    85,823     183,442
    ICICI Bank, Ltd. Sponsored ADR....................................   208,679   7,224,467
    IDBI Bank, Ltd....................................................   346,191     546,437
   *Idea Cellular, Ltd................................................   805,036   1,151,304
    Indian Bank.......................................................   126,858     405,198
    Indian Oil Corp., Ltd.............................................   205,284   1,003,446
    Indian Overseas Bank..............................................    62,877      81,774
   *IndusInd Bank, Ltd................................................    51,381     308,438
    Infosys, Ltd......................................................   214,112   8,506,126
   #Infosys, Ltd. Sponsored ADR.......................................   138,225   5,470,946
    Infrastructure Development Finance Co., Ltd.......................   601,656   1,442,719
    ITC, Ltd.......................................................... 2,036,173   9,374,265
    Jaiprakash Associates, Ltd........................................ 1,336,264   1,751,785
   *Jaiprakash Power Ventures, Ltd....................................   432,110     245,792
    Jindal Steel & Power, Ltd.........................................   373,815   2,661,122
    JSW Energy, Ltd...................................................   454,354     405,513
    JSW Steel, Ltd....................................................   124,632   1,497,633
    Kotak Mahindra Bank, Ltd..........................................   183,963   1,768,256
    Larsen & Toubro, Ltd..............................................   211,722   5,163,930
    LIC Housing Finance, Ltd..........................................    53,635     252,549
    Lupin, Ltd........................................................   146,419   1,570,824
    Mahindra & Mahindra, Ltd..........................................   298,575   3,731,783
    Mangalore Refinery & Petrochemicals, Ltd..........................   399,619     417,255
    Marico, Ltd.......................................................   116,346     406,205
    Maruti Suzuki India, Ltd..........................................    39,141     797,418
   *Motherson Sumi Systems, Ltd.......................................    24,479      70,184
    Mphasis, Ltd......................................................    55,126     388,942
    Mundra Port & Special Economic Zone, Ltd..........................   223,856     482,948
    National Aluminium Co., Ltd.......................................   104,051      99,542
    Nestle India, Ltd.................................................     5,460     439,850
   *NHPC, Ltd......................................................... 1,831,020     598,871
    NTPC, Ltd.........................................................   312,039     876,910
    Oberoi Realty, Ltd................................................     4,158      17,353
    Oil & Natural Gas Corp., Ltd......................................   699,873   3,602,370
    Oil India, Ltd....................................................    58,452     522,930
   *Oracle Financial Services Software, Ltd...........................    17,900     819,017
    Oriental Bank of Commerce.........................................    85,829     370,583
    Petronet LNG, Ltd.................................................   128,888     338,551
   *Pidilite Industries, Ltd..........................................    60,329     181,529
    Piramal Healthcare, Ltd...........................................    58,908     546,816

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
                                                                           SHARES      VALUE++
                                                                           ------      -------
INDIA -- (Continued)
    Power Grid Corp. of India, Ltd....................................    741,612 $  1,579,904
    Proctor & Gamble Hygiene & Health Care, Ltd.......................      7,710      311,303
   *Ranbaxy Laboratories, Ltd.........................................    131,027    1,167,399
    Reliance Capital, Ltd.............................................     97,310      580,248
    Reliance Communications, Ltd......................................    523,134      525,588
    Reliance Energy, Ltd..............................................    111,967      988,414
    Reliance Industries, Ltd..........................................  1,432,266   19,027,309
   *Reliance Power, Ltd...............................................    454,346      740,559
    Rural Electrification Corp., Ltd..................................     47,495      159,694
   *Satyam Computer Services, Ltd.....................................    401,693      587,338
    Sesa Goa, Ltd.....................................................    563,951    1,924,420
    Shree Cement, Ltd.................................................      4,414      251,882
    Shriram Transport Finance Co., Ltd................................     76,457      787,953
    Siemens, Ltd......................................................      4,042       49,268
   *SJVN, Ltd.........................................................    180,017       65,123
    State Bank of India...............................................    104,332    3,745,935
    Steel Authority of India, Ltd.....................................    311,336      477,422
    Sterlite Industries (India), Ltd..................................  1,725,980    3,309,057
    Sun Pharmaceuticals Industries, Ltd...............................    333,183    3,920,165
    Sun TV Network, Ltd...............................................     51,868      246,533
   *Suzlon Energy, Ltd................................................    185,547       60,977
    Tata Chemicals, Ltd...............................................     85,384      468,047
    Tata Communications, Ltd..........................................     36,123      160,017
    Tata Consultancy Services, Ltd....................................    436,140    9,693,422
    Tata Motors, Ltd..................................................    679,237    2,731,455
  #*Tata Motors, Ltd. Sponsored ADR...................................     74,595    1,506,819
    Tata Power Co., Ltd...............................................    975,200    1,714,656
    Tata Steel, Ltd...................................................    258,263    1,916,216
    Tata Tea, Ltd.....................................................    245,594      561,760
    Tech Mahindra, Ltd................................................     17,543      224,851
    Titan Industries, Ltd.............................................    134,265      533,494
    Torrent Power, Ltd................................................     69,742      196,429
    Ultratech Cement, Ltd.............................................     40,093    1,180,418
   *Unitech, Ltd......................................................  1,144,527      447,464
    United Breweries, Ltd.............................................     33,290      331,784
    United Phosphorus, Ltd............................................    135,349      290,246
    United Spirits, Ltd...............................................     67,297      981,287
    Wipro, Ltd........................................................    480,402    2,916,281
   *Wockhardt, Ltd....................................................      6,323      111,375
   *Yes Bank, Ltd.....................................................    161,542    1,054,039
    Zee Entertainment Enterprises, Ltd................................    333,386    1,008,010
                                                                                  ------------
TOTAL INDIA...........................................................             208,188,308
                                                                                  ------------
INDONESIA -- (2.9%)
    PT Adaro Energy Tbk............................................... 12,163,000    1,864,184
    PT Aneka Tambang Persero Tbk......................................    960,000      129,385
    PT Astra Agro Lestari Tbk.........................................    317,000      765,613
    PT Astra International Tbk........................................ 18,834,110   13,846,846
    PT Bank Central Asia Tbk..........................................  9,187,000    7,742,158
    PT Bank Danamon Indonesia Tbk.....................................  3,627,079    2,314,053
    PT Bank Mandiri Persero Tbk.......................................  7,509,617    6,536,676
    PT Bank Negara Indonesia Persero Tbk..............................  6,506,722    2,719,777
   *PT Bank Pan Indonesia Tbk.........................................  8,354,000      632,142
    PT Bank Rakyat Indonesia Persero Tbk..............................  8,398,500    6,165,035
   *PT Bank Tabungan Pensiunan Nasional Tbk...........................    742,500      329,158
    PT Bayan Resources Tbk............................................     79,500       91,688
    PT Bumi Resources Tbk............................................. 10,960,000    1,196,598
   *PT Bumi Serpong Damai Tbk.........................................  5,554,500      670,111
    PT Charoen Pokphand Indonesia Tbk.................................  5,893,500    1,976,907
   *PT Global Mediacom Tbk............................................  4,914,000      905,370
    PT Gudang Garam Tbk...............................................    388,000    2,298,814

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
                                                                          SHARES     VALUE++
                                                                          ------     -------
INDONESIA -- (Continued)
    PT Harum Energy Tbk...............................................    79,500 $    47,135
    PT Holcim Indonesia Tbk...........................................   316,000      87,338
    PT Indo Tambangraya Megah Tbk.....................................   282,000   1,051,763
    PT Indocement Tunggal Prakarsa Tbk................................ 1,063,500   2,404,699
   *PT Indofood CBP Sukses Makmur Tbk.................................     6,500       4,506
    PT Indofood Sukses Makmur Tbk..................................... 3,880,500   2,205,047
    PT Indosat Tbk....................................................   738,500     376,576
    PT Indosat Tbk ADR................................................     1,674      42,888
    PT Jasa Marga Persero Tbk......................................... 1,362,000     816,806
    PT Kalbe Farma Tbk................................................ 3,036,000   1,222,992
    PT Lippo Karawaci Tbk............................................. 1,263,500     118,457
    PT Media Nusantara Citra Tbk...................................... 2,911,000     727,439
   *PT Panasia Indosyntec Tbk.........................................    75,100         857
    PT Perusahaan Gas Negara Persero Tbk.............................. 6,775,000   2,702,979
   *PT Perusahaan Perkebunan London Sumatra Indonesia Tbk............. 2,582,000     747,645
    PT Semen Gresik Persero Tbk....................................... 2,453,500   3,341,741
    PT Sinar Mas Agro Resources & Technology Tbk...................... 1,116,500     758,745
   *PT Surya Citra Media Tbk..........................................   180,500     196,799
    PT Tambang Batubara Bukit Asam Persero Tbk........................   599,500   1,001,084
    PT Telekomunikasi Indonesia Persero Tbk........................... 7,917,640   7,636,113
    PT Unilever Indonesia Tbk......................................... 1,541,500   3,936,353
    PT United Tractors Tbk............................................ 1,364,196   3,005,137
    PT Vale Indonesia Tbk............................................. 2,957,000     753,582
    PT XL Axiata Tbk.................................................. 1,513,500     980,006
                                                                                 -----------
TOTAL INDONESIA.......................................................            84,351,202
                                                                                 -----------
ISRAEL -- (0.0%)
   *IDB Holding Corp., Ltd............................................        --           2
   *Koor Industries, Ltd..............................................         1           4
    Osem Investments, Ltd.............................................         1           7
                                                                                 -----------
TOTAL ISRAEL..........................................................                    13
                                                                                 -----------
MALAYSIA -- (3.9%)
    Affin Holdings Berhad.............................................   318,200     370,044
    AirAsia Berhad....................................................   956,200   1,140,377
    Alliance Financial Group Berhad...................................   982,400   1,329,943
    AMMB Holdings Berhad.............................................. 1,284,559   2,627,685
    Axiata Group Berhad............................................... 2,221,275   4,152,205
    Batu Kawan Berhad.................................................    46,400     276,601
    Berjaya Corp. Berhad..............................................   554,000     128,881
   *Berjaya Land Berhad...............................................    95,000      25,461
    Berjaya Sports Toto Berhad........................................   709,264     968,082
    Boustead Holdings Berhad..........................................   359,386     630,599
    British American Tobacco Malaysia Berhad..........................   126,900   2,416,706
    CIMB Group Holdings Berhad........................................ 3,992,654   9,990,801
    Dialog Group Berhad............................................... 1,014,000     774,698
    DiGi.Com Berhad................................................... 3,294,620   4,663,045
    DRB-Hicom Berhad..................................................   744,200     610,205
    Fraser & Neave Holdings Berhad....................................    61,000     374,129
    Gamuda Berhad..................................................... 1,485,900   1,660,786
    Genting (Malaysia) Berhad......................................... 2,820,500   3,024,208
    Genting Berhad.................................................... 1,994,000   6,019,282
    Genting Plantations Berhad........................................   239,300     720,617
    Hong Leong Bank Berhad............................................   592,860   2,586,341
    Hong Leong Financial Group Berhad.................................   205,729     815,846
    IJM Corp. Berhad.................................................. 1,165,260   1,922,060
    IOI Corp. Berhad.................................................. 3,106,605   5,287,129
    Kuala Lumpur Kepong Berhad........................................   443,400   3,357,400
    Kulim (Malaysia) Berhad...........................................   417,300     688,141
    Lafarge Malayan Cement Berhad.....................................   259,580     661,607
    Malayan Banking Berhad............................................ 2,638,637   7,371,099

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
                                                                                     SHARES      VALUE++
                                                                                     ------      -------
MALAYSIA -- (Continued)
    Malaysia Airports Holdings Berhad...........................................    204,700 $    363,566
   *Malaysian Airlines System Berhad............................................    751,834      254,600
    Maxis Berhad................................................................  1,579,100    3,230,042
    MISC Berhad.................................................................  1,391,098    2,003,550
    MMC Corp. Berhad............................................................  1,092,100      834,578
    Nestle (Malaysia) Berhad....................................................    195,700    3,747,574
    Parkson Holdings Berhad.....................................................    477,820      738,824
    Petronas Chemicals Group Berhad.............................................  1,427,400    2,998,204
    Petronas Dagangan Berhad....................................................    257,600    1,722,256
    Petronas Gas Berhad.........................................................    475,500    2,806,710
    Pharmaniaga Berhad..........................................................      5,452       16,515
    PPB Group Berhad............................................................    392,300    1,902,991
    Public Bank Berhad..........................................................     67,739      310,344
    Public Bank Berhad Foreign Market Shares....................................  1,039,201    4,772,042
    RHB Capital Berhad..........................................................    586,478    1,377,272
    Shell Refining Co. Federation of Malaysia Berhad............................    129,700      379,365
    Sime Darby Berhad...........................................................  2,342,720    7,342,099
    Telekom Malaysia Berhad.....................................................    957,700    1,724,823
    Tenaga Nasional Berhad......................................................  2,144,050    4,618,054
   *UEM Land Holdings Berhad....................................................  1,209,537      765,292
    UMW Holdings Berhad.........................................................    475,466    1,433,919
    United Plantations Berhad...................................................     23,700      196,560
    YTL Corp. Berhad............................................................  5,631,351    3,334,175
    YTL Power International Berhad..............................................  1,359,440      778,818
                                                                                            ------------
TOTAL MALAYSIA..................................................................             112,246,151
                                                                                            ------------
MEXICO -- (5.9%)
   #Alfa S.A.B. de C.V. Series A................................................    276,600    4,420,483
    America Movil S.A.B. de C.V. Series L....................................... 33,690,314   44,993,043
    America Movil S.A.B. de C.V. Series L ADR...................................     22,528      601,272
    Arca Continental S.A.B. de C.V..............................................    349,300    2,194,534
   *Cemex S.A.B de C.V..........................................................    301,238      209,078
  #*Cemex S.A.B. de C.V. Sponsored ADR..........................................  1,144,044    7,962,546
   #Coca-Cola Femsa S.A.B. de C.V. Series L.....................................    298,900    3,348,957
   *Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR................................      1,250      138,988
    Controladora Comercial Mexicana S.A.B. de C.V. Series B.....................    134,556      307,591
   *Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B...........     15,827        7,855
    El Puerto de Liverpool S.A.B. de C.V. Series C-1............................    123,184      972,430
    Fomento Economico Mexicano S.A.B. de C.V....................................  1,901,129   16,225,750
  #*Genomma Lab Internacional S.A.B. de C.V. Series B...........................    264,900      535,238
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR.........................      3,339      131,423
   *Grupo Aeroportuario del Pacifico S.A.B. de C.V. Series B....................     51,486      202,096
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR..........................     34,897    3,109,672
    Grupo Bimbo S.A.B. de C.V. Series A.........................................  1,538,500    3,829,330
   #Grupo Carso S.A.B. de C.V. Series A-1.......................................    639,132    2,210,300
   #Grupo Comercial Chedraui S.A. de C.V........................................     83,218      218,832
   #Grupo Elektra S.A. de C.V...................................................     88,187    4,145,920
    Grupo Financiero Banorte S.A.B. de C.V. Series O............................  1,508,429    8,098,795
    Grupo Financiero Inbursa S.A.B. de C.V. Series O............................  1,863,628    4,904,837
   *Grupo Industrial Maseca S.A.B. de C.V. Series B.............................    205,546      235,709
    Grupo Mexico S.A.B. de C.V. Series B........................................  3,938,416   11,076,193
   #Grupo Modelo S.A.B. de C.V. Series C........................................    661,784    5,986,586
   *Grupo Qumma S.A. de C.V. Series B...........................................      1,591           22
   #Grupo Televisa S.A.B........................................................  1,704,800    7,755,792
    Grupo Televisa S.A.B. Sponsored ADR.........................................    128,240    2,922,590
   *Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V........  2,373,426    3,872,869
   *Industrias CH S.A.B. de C.V. Series B.......................................     31,300      156,824
   #Industrias Penoles S.A.B. de C.V............................................     99,638    4,075,879
   *Inmuebles Carso S.A.B. de C.V. Series B-1...................................        132          101
    Kimberly Clark de Mexico S.A.B. de C.V. Series A............................  1,823,400    3,795,294
   #Mexichem S.A.B. de C.V. Series *............................................    518,328    2,451,617

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
                                                                          SHARES      VALUE++
                                                                          ------      -------
MEXICO -- (Continued)
  #*Minera Frisco S.A.B. de C.V. Series A-1...........................   785,532 $  3,108,222
   *OHL Mexico S.A.B. de C.V..........................................    13,000       19,747
  #*Organizacion Soriana S.A.B. de C.V. Series B...................... 1,112,075    3,328,239
   *Savia S.A. de C.V. Series A.......................................   120,000        7,219
   #Wal-Mart de Mexico S.A.B. de C.V. Series V........................ 4,944,929   13,947,760
                                                                                 ------------
TOTAL MEXICO..........................................................            171,509,633
                                                                                 ------------
PERU -- (0.4%)
    Cia de Minas Buenaventura S.A. ADR................................   131,733    4,797,716
    Credicorp, Ltd....................................................    62,859    7,287,872
                                                                                 ------------
TOTAL PERU............................................................             12,085,588
                                                                                 ------------
PHILIPPINES -- (1.1%)
    Aboitiz Equity Ventures, Inc...................................... 1,519,900    1,786,755
    Aboitiz Power Corp................................................ 1,446,200    1,193,229
    Alliance Global Group, Inc........................................ 6,710,300    1,868,776
    Ayala Corp. Series A..............................................   217,645    2,261,297
    Ayala Land, Inc................................................... 4,735,418    2,468,818
    Bank of the Philippine Islands....................................   948,514    1,645,379
    BDO Unibank, Inc.................................................. 1,519,961    2,339,348
    DMCI Holdings, Inc................................................   537,200      751,207
    Energy Development Corp........................................... 5,710,100      827,230
   *Filipina Water Bottling Corp...................................... 2,006,957           --
    Globe Telecom, Inc................................................    26,545      728,052
    International Container Terminal Services, Inc....................   723,570    1,255,180
   *JG Summit Holdings, Inc...........................................   168,900      136,556
    Jollibee Foods Corp...............................................   354,660      873,704
    Manila Electric Co................................................   168,020    1,063,129
    Metro Bank & Trust Co.............................................   881,923    2,106,719
    Metro Pacific Investments Corp.................................... 7,894,000      787,268
    Philippine Long Distance Telephone Co.............................    42,445    2,779,979
   *Robinson's Land Corp. Series B....................................   700,400      325,882
    San Miguel Corp...................................................   413,770    1,102,790
   *Security Bank Corp................................................   153,220      517,187
   *Semirara Mining Corp..............................................   112,800      604,309
    SM Investments Corp...............................................   163,760    2,930,440
    SM Prime Holdings, Inc............................................ 4,184,710    1,399,411
    Universal Robina Corp.............................................   879,930    1,235,620
                                                                                 ------------
TOTAL PHILIPPINES.....................................................             32,988,265
                                                                                 ------------
POLAND -- (1.3%)
    Asseco Poland SA..................................................     9,607      130,490
   *Bank Handlowy w Warszawie SA......................................    37,967      918,808
   *Bank Millennium SA................................................   701,813      731,714
    Bank Pekao SA.....................................................   113,393    4,731,505
   *BRE Bank SA.......................................................    13,064    1,110,765
    Browary Zywiec SA.................................................    12,628    1,927,857
   *Cyfrowy Polsat SA.................................................    79,369      347,389
    Enea SA...........................................................    37,024      172,228
    Eurocash SA.......................................................    42,530      497,184
   *Getin Noble Bank SA............................................... 1,028,245      489,877
   *Grupa Lotos SA....................................................    38,603      301,326
   *ING Bank Slaski SA................................................    27,713      632,257
   *Kernel Holding SA.................................................    46,175      962,489
    KGHM Polska Miedz SA..............................................   122,541    4,629,147
   *Kredyt Bank SA....................................................    65,825      282,493
   *LPP SA............................................................       262      264,906
    Lubelski Wegiel Bogdanka SA.......................................    23,499      853,666
    PGE SA............................................................   580,249    3,227,492
   *Polski Koncern Naftowy Orlen SA...................................   311,446    3,327,749

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
                                                                          SHARES      VALUE++
                                                                          ------      -------
POLAND -- (Continued)
    Polskie Gornictwo Naftowe I Gazownictwo SA........................ 1,130,284 $  1,368,591
    Powszechna Kasa Oszczednosci Bank Polski SA.......................   377,362    3,662,727
   *Powszechny Zaklad Ubezpieczen SA..................................    44,325    4,681,987
    Synthos SA........................................................   436,090      690,200
    Tauron Polska Energia SA..........................................   115,622      158,859
    Telekomunikacja Polska SA.........................................   591,537    2,786,830
                                                                                 ------------
TOTAL POLAND..........................................................             38,888,536
                                                                                 ------------
RUSSIA -- (4.3%)
   *Eurasia Drilling Co., Ltd. GDR....................................    11,694      320,468
   *Federal Hydrogenerating Co. ADR...................................   954,715    2,329,620
    Gazprom Neft OAO Sponsored ADR....................................     4,893      114,922
   *Gazprom OAO Sponsored ADR......................................... 4,557,577   41,904,212
   *Globaltrans Investment P.L.C. Sponsored GDR.......................    18,809      354,564
   *Lukoil OAO Sponsored ADR..........................................   376,321   21,157,042
   *Magnitogorsk Iron & Steel Works Sponsored GDR.....................   127,856      474,073
   *Mail.ru Group, Ltd. GDR...........................................    35,369    1,066,970
   #Mechel Sponsored ADR..............................................   170,001    1,101,606
   *MMC Norilsk Nickel JSC ADR........................................   532,268    8,194,224
    Novolipetsk Steel OJSC GDR........................................    83,762    1,387,889
   *Novorossiysk Sea Trade Port GDR...................................    32,330      236,387
   *O'Key Group SA GDR................................................       890        8,121
   *PIK Group GDR.....................................................    36,593       81,711
    Rosneft OAO GDR................................................... 1,182,588    7,079,632
   *Rostelecom OJSC Sponsored ADR.....................................     5,738      119,616
   *Sberbank of Russia Sponsored ADR.................................. 1,406,251   15,557,580
    Severstal OAO GDR.................................................   148,190    1,652,198
   *Surgutneftegas OAO Sponsored ADR..................................    36,534      304,585
   *Tatneft OAO Sponsored ADR (B1G50G1)...............................   143,712    5,376,206
   *Tatneft OAO Sponsored ADR (B549DL9)...............................     6,608      250,552
    TMK OAO GDR.......................................................    52,030      742,120
    Uralkali OJSC GDR.................................................   216,536    8,993,485
    VimpelCom, Ltd. Sponsored ADR.....................................   254,137    2,132,209
    VTB Bank OJSC GDR................................................. 1,024,422    3,329,514
   *X5 Retail Group NV GDR............................................    62,278    1,216,248
                                                                                 ------------
TOTAL RUSSIA..........................................................            125,485,754
                                                                                 ------------
SOUTH AFRICA -- (7.7%)
    ABSA Group, Ltd...................................................   365,243    5,964,667
    African Bank Investments, Ltd.....................................   670,424    2,970,545
    African Rainbow Minerals, Ltd.....................................   105,298    1,976,726
   #Anglo American Platinum, Ltd......................................    64,638    3,300,058
    AngloGold Ashanti, Ltd. Sponsored ADR.............................   242,397    8,243,922
    ArcelorMittal South Africa, Ltd...................................   236,779    1,285,146
    Aspen Pharmacare Holdings, Ltd....................................   220,922    3,852,897
   #Assore, Ltd.......................................................    25,020      895,784
    Barloworld, Ltd...................................................   239,472    2,395,513
    Bidvest Group, Ltd................................................   240,239    5,724,997
    Capitec Bank Holdings, Ltd........................................    25,222      663,806
    Discovery Holdings, Ltd...........................................   357,805    2,332,939
    Exxaro Resources, Ltd.............................................    94,164    1,915,273
    FirstRand, Ltd.................................................... 2,452,110    8,249,277
    Foschini Group, Ltd. (The)........................................   162,399    2,785,345
    Gold Fields, Ltd. Sponsored ADR...................................   594,941    7,674,739
    Growthpoint Properties, Ltd.......................................   764,019    2,390,472
    Harmony Gold Mining Co., Ltd......................................   132,269    1,314,310
   #Harmony Gold Mining Co., Ltd. Sponsored ADR.......................   331,569    3,256,008
    Impala Platinum Holdings, Ltd.....................................   478,692    7,482,965
    Imperial Holdings, Ltd............................................   160,023    3,612,278
   #Investec, Ltd.....................................................   213,862    1,266,907
   #Kumba Iron Ore, Ltd...............................................    62,951    3,940,780

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
                                                                          SHARES      VALUE++
                                                                          ------      -------
SOUTH AFRICA -- (Continued)
    Liberty Holdings, Ltd.............................................   155,216 $  1,750,242
    Life Healthcare Group Holdings, Ltd...............................   617,717    2,489,173
    Massmart Holdings, Ltd............................................    65,716    1,391,991
    Mediclinic International, Ltd.....................................   231,976    1,118,024
    MMI Holdings, Ltd................................................. 1,197,522    2,693,013
    Mondi, Ltd........................................................   112,880      960,188
    Mr. Price Group, Ltd..............................................   200,893    2,983,507
    MTN Group, Ltd.................................................... 1,575,988   28,467,969
    Naspers, Ltd. Series N............................................   306,562   16,879,887
    Nedbank Group, Ltd................................................   189,081    4,197,451
    Network Healthcare Holdings, Ltd..................................   811,118    1,590,937
   #Pick'n Pay Stores, Ltd............................................   244,318    1,250,942
    PSG Group, Ltd....................................................    64,012      525,700
    Sanlam, Ltd....................................................... 1,568,615    6,772,056
   *Sappi, Ltd. Sponsored ADR.........................................     1,300        3,809
   #Sasol, Ltd. Sponsored ADR.........................................   552,392   22,918,744
    Shoprite Holdings, Ltd............................................   398,137    7,807,697
    Spar Group, Ltd. (The)............................................   109,981    1,585,309
    Standard Bank Group, Ltd.......................................... 1,004,298   13,798,236
  #*Steinhoff International Holdings, Ltd............................. 1,077,927    3,193,987
    Tiger Brands, Ltd.................................................    92,531    2,973,459
    Truworths International, Ltd......................................   297,934    3,732,490
    Tsogo Sun Holdings, Ltd...........................................   288,868      698,772
    Vodacom Group, Ltd................................................   370,100    4,256,776
    Woolworths Holdings, Ltd..........................................   604,872    3,946,181
                                                                                 ------------
TOTAL SOUTH AFRICA....................................................            221,481,894
                                                                                 ------------
SOUTH KOREA -- (14.2%)
   #Amorepacific Corp.................................................     3,479    3,149,899
   *Amorepacific Group................................................     1,671      542,332
   *BS Financial Group, Inc...........................................   143,130    1,497,897
    Cheil Industrial, Inc.............................................    35,522    3,027,313
   #CJ Cheiljedang Corp...............................................     6,615    1,617,591
   *CJ Corp...........................................................     9,154      590,439
    Daelim Industrial Co., Ltd........................................    25,698    1,970,034
  #*Daewoo Engineering & Construction Co., Ltd........................   125,248      937,059
    Daewoo International Corp.........................................    38,863    1,228,990
    Daewoo Securities Co., Ltd........................................   220,281    2,038,767
    Daewoo Shipbuilding & Marine Engineering Co., Ltd.................   109,830    2,398,520
    Dongbu Insurance Co., Ltd.........................................    34,270    1,264,727
    Doosan Corp.......................................................     7,623      886,892
   #Doosan Heavy Industries & Construction Co., Ltd...................    50,399    2,685,562
  #*Doosan Infracore Co., Ltd.........................................    82,000    1,301,115
    E-Mart Co., Ltd...................................................    18,616    4,314,900
   #GS Engineering & Construction Corp................................    30,335    1,847,193
    GS Holdings Corp..................................................    58,759    2,954,333
    Hana Financial Group, Inc.........................................   189,941    6,015,558
   #Hankook Tire Co., Ltd.............................................    82,310    3,017,050
   *Hanwha Chemical Corp..............................................    94,470    1,728,296
   #Honam Petrochemical Corp..........................................    11,457    2,385,460
   #Hyundai Department Store Co., Ltd.................................    12,857    1,442,122
    Hyundai Engineering & Construction Co., Ltd.......................    44,071    2,302,379
   #Hyundai Glovis Co., Ltd...........................................     8,753    1,670,813
    Hyundai Heavy Industries Co., Ltd.................................    39,020    8,268,230
   #Hyundai Hysco Co., Ltd............................................    22,014      847,856
    Hyundai Marine & Fire Insurance Co., Ltd..........................    48,160    1,188,592
  #*Hyundai Merchant Marine Co., Ltd..................................    31,751      697,181
    Hyundai Mobis.....................................................    53,070   13,941,990
    Hyundai Motor Co., Ltd............................................   117,529   24,416,045
   #Hyundai Steel Co..................................................    58,560    4,305,114
    Industrial Bank of Korea, Ltd.....................................   180,660    1,945,986

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
                                                                        SHARES      VALUE++
                                                                        ------      -------
SOUTH KOREA -- (Continued)
   #Kangwon Land, Inc................................................. 114,660 $  2,355,608
    KB Financial Group, Inc........................................... 221,185    6,965,605
    KB Financial Group, Inc. ADR......................................  73,168    2,292,353
    KCC Corp..........................................................   5,799    1,450,337
   #KEPCO Engineering & Construction Co., Inc.........................   4,794      289,060
   *KEPCO Plant Service & Engineering Co., Ltd........................   2,000       87,950
    Kia Motors Corp................................................... 224,568   15,394,298
   *Korea Electric Power Corp......................................... 210,090    4,693,322
   *Korea Exchange Bank............................................... 323,750    2,390,191
    Korea Gas Corp....................................................  15,380      601,955
    Korea Life Insurance Co., Ltd..................................... 141,910      814,929
    Korea Zinc Co., Ltd...............................................   5,999    2,023,213
   *Korean Air Co., Ltd...............................................  26,785    1,136,437
    KT Corp...........................................................  34,580      987,027
    KT&G Corp......................................................... 103,590    7,631,097
    Kumho Petro chemical Co., Ltd.....................................  10,762    1,158,503
    LG Chemical, Ltd..................................................  33,813    9,278,472
    LG Corp........................................................... 118,265    6,064,000
   *LG Display Co., Ltd...............................................  11,540      246,515
  #*LG Display Co., Ltd. ADR.......................................... 390,619    4,175,717
   #LG Electronics, Inc...............................................  97,300    5,319,214
   #LG Household & Healthcare Co., Ltd................................   6,362    3,279,756
    LG Uplus Corp..................................................... 259,030    1,503,121
   *Lotte Confectionary Co., Ltd......................................     139      193,281
    Lotte Shopping Co., Ltd...........................................   8,546    2,184,332
   #LS Corp...........................................................   5,094      397,418
   *Mando Corp........................................................   8,858    1,270,970
    NCsoft Corp.......................................................  10,782    2,118,826
    NHN Corp..........................................................  29,461    7,139,833
   #OCI Co., Ltd......................................................  11,448    2,014,130
   #ORION Corp........................................................   2,306    1,824,029
    POSCO.............................................................  47,362   15,127,220
   #POSCO ADR.........................................................  25,311    2,012,984
   *S1 Corp...........................................................  11,620      591,570
   #Samsung C&T Corp.................................................. 101,656    5,736,740
    Samsung Card Co., Ltd.............................................  23,720      698,120
   #Samsung Electro-Mechanics Co., Ltd................................  43,148    4,005,323
    Samsung Electronics Co., Ltd......................................  69,482   79,871,042
    Samsung Electronics Co., Ltd. GDR.................................  49,372   28,354,133
    Samsung Engineering Co., Ltd......................................  20,119    3,220,747
    Samsung Fire & Marine Insurance, Ltd..............................  35,022    6,550,078
    Samsung Heavy Industries Co., Ltd................................. 126,000    4,308,484
    Samsung Life Insurance Co., Ltd...................................  46,228    3,782,087
   #Samsung SDI Co., Ltd..............................................  37,340    4,665,331
    Samsung Securities Co., Ltd.......................................  51,367    2,178,781
   #Samsung Techwin Co., Ltd..........................................  26,142    1,673,411
    Shinhan Financial Group Co., Ltd.................................. 262,696    8,332,275
    Shinhan Financial Group Co., Ltd. ADR.............................  40,746    2,589,408
    Shinsegae Co., Ltd................................................   6,575    1,207,994
    SK C&C Co., Ltd...................................................  15,006    1,319,736
   #SK Holdings Co., Ltd..............................................  28,989    3,936,470
   *SK Hynix, Inc..................................................... 377,340    7,167,931
    SK Innovation Co., Ltd............................................  51,889    7,051,720
    SK Networks Co., Ltd..............................................  65,380      510,681
    SK Telecom Co., Ltd...............................................   7,048      895,625
   #S-Oil Corp........................................................  42,124    3,545,176
    Woongjin Coway Co., Ltd...........................................  37,470    1,169,311
    Woori Finance Holdings Co., Ltd................................... 305,060    2,971,149
   *Woori Investment & Securities Co., Ltd............................ 106,990    1,017,693
                                                                               ------------
TOTAL SOUTH KOREA.....................................................          410,198,954
                                                                               ------------

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
                                                                          SHARES     VALUE++
                                                                          ------     -------
TAIWAN -- (10.4%)
   #Acer, Inc......................................................... 2,582,040 $ 2,350,059
   #Advanced Semiconductor Engineering, Inc........................... 3,933,679   3,023,793
   *Advanced Semiconductor Engineering, Inc. ADR......................    68,200     259,842
    Advantech Co., Ltd................................................   202,200     713,913
   #Asia Cement Corp.................................................. 2,217,802   2,797,354
   #Asustek Computer, Inc.............................................   532,180   4,893,107
   #AU Optronics Corp................................................. 4,044,873   1,229,976
    AU Optronics Corp. Sponsored ADR..................................   295,728     884,227
   #Catcher Technology Co., Ltd.......................................   302,429   1,444,665
  #*Cathay Financial Holdings Co., Ltd................................ 5,534,572   5,430,550
    Chang Hwa Commercial Bank......................................... 2,901,610   1,560,814
   #Cheng Shin Rubber Industry Co., Ltd............................... 1,399,783   3,701,870
    Cheng Uei Precision Industry Co., Ltd.............................   112,109     202,980
    Chicony Electronics Co., Ltd......................................   361,806     694,056
  #*Chimei Innolux Corp............................................... 5,431,818   1,711,197
    China Airlines, Ltd............................................... 2,142,536     887,466
    China Development Financial Holding Corp.......................... 9,666,121   2,244,374
   #China Life Insurance Co., Ltd..................................... 1,513,020   1,455,834
  #*China Motor Corp..................................................   649,000     550,009
   #China Petrochemical Development Corp.............................. 1,366,500   1,115,676
    China Steel Chemical Corp.........................................    32,000     139,161
   #China Steel Corp.................................................. 9,630,481   8,537,877
    Chinatrust Financial Holdings Co., Ltd............................ 8,443,301   5,010,298
   *Chunghwa Telecom Co., Ltd.........................................   221,000     659,544
   #Chunghwa Telecom Co., Ltd. ADR....................................   226,956   6,733,785
    Clevo Co., Ltd....................................................    63,000      82,275
   #Compal Electronics, Inc........................................... 3,781,541   3,522,741
    CTCI Corp.........................................................   365,000     676,684
   #Delta Electronics, Inc............................................ 1,812,366   6,081,624
   *E Ink Holdings, Inc...............................................   471,000     454,837
    E.Sun Financial Holding Co., Ltd.................................. 4,408,616   2,393,704
   #Epistar Corp......................................................   767,000   1,419,502
    Eva Airways Corp.................................................. 1,344,600     782,696
    Evergreen Marine Corp., Ltd....................................... 1,763,249     962,184
   #Far Eastern Department Stores Co., Ltd............................   791,956     828,447
    Far Eastern New Century Corp...................................... 3,166,206   3,524,488
    Far EasTone Telecommunications Co., Ltd........................... 1,014,000   2,542,820
    Farglory Land Development Co., Ltd................................   251,229     403,736
    First Financial Holding Co., Ltd.................................. 6,156,052   3,722,802
    Formosa Chemicals & Fiber Co., Ltd................................ 2,986,445   7,845,128
    Formosa International Hotels Corp.................................    26,000     277,019
  #*Formosa Petrochemical Corp........................................   859,000   2,474,773
    Formosa Plastics Corp............................................. 3,709,648  10,194,476
    Formosa Taffeta Co., Ltd..........................................   820,000     712,332
    Foxconn Technology Co., Ltd.......................................   731,494   2,564,324
   #Fubon Financial Holding Co., Ltd.................................. 5,151,009   5,354,269
    Giant Manufacturing Co., Ltd......................................   207,506   1,132,050
   *Gourmet Master Co., Ltd...........................................    33,000     252,433
    Highwealth Construction Corp......................................   354,000     546,781
  #*Hiwin Technologies Corp...........................................   122,000   1,114,223
   #Hon Hai Precision Industry Co., Ltd............................... 6,914,096  19,263,070
    Hotai Motor Co., Ltd..............................................   298,000   1,978,209
   #HTC Corp..........................................................   581,235   5,583,143
    Hua Nan Financial Holding Co., Ltd................................ 5,475,400   3,079,519
   *Inotera Memories, Inc............................................. 1,642,000     305,587
   #Inventec Corp..................................................... 2,430,551     723,576
   #Kinsus Interconnect Technology Corp...............................   224,000     622,814
   #Largan Precision Co., Ltd.........................................    75,860   1,539,831
   #LCY Chemical Corp.................................................   366,380     489,915
    Lite-On Technology Corp........................................... 1,812,846   2,265,319
   *Lung Yen Life Service Corp........................................    86,000     272,324

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
                                                                           SHARES      VALUE++
                                                                           ------      -------
TAIWAN -- (Continued)
   #Macronix International Co., Ltd...................................  4,110,219 $  1,010,102
   #Media Tek, Inc....................................................    749,995    6,307,055
    Mega Financial Holding Co., Ltd...................................  6,490,640    5,215,893
    Merida Industry Co., Ltd..........................................    125,000      537,582
    Nan Ya Plastic Corp...............................................  4,377,564    8,479,495
   #Nan Ya Printed Circuit Board Corp.................................    206,968      312,072
   #Nankang Rubber Tire Co., Ltd......................................    321,000      447,511
    Novatek Microelectronics Corp.....................................    368,000    1,064,130
  #*Oriental Union Chemical Corp......................................    396,000      453,519
    Pegatron Corp.....................................................  1,674,345    2,170,439
   *Phison Electronics Corp...........................................     93,000      754,830
    Pou Chen Corp.....................................................  2,386,487    2,149,020
    Powertech Technology, Inc.........................................    614,819    1,230,851
    President Chain Store Corp........................................    576,831    3,002,226
   #Quanta Computer, Inc..............................................  1,769,000    4,576,063
  #*Radiant Opto-Electronics Corp.....................................    312,000    1,210,621
   #Ruentex Development Co., Ltd......................................    489,000      822,200
    Ruentex Industries, Ltd...........................................    374,937      729,163
  #*Shin Kong Financial Holding Co., Ltd..............................  6,325,344    1,910,138
   #Siliconware Precision Industries Co...............................  2,179,324    2,396,710
  #*Siliconware Precision Industries Co. Sponsored ADR................     60,200      326,886
  #*Simplo Technology Co., Ltd........................................    205,000    1,150,089
    SinoPac Financial Holdings Co., Ltd...............................  6,607,204    2,826,447
   #Standard Foods Taiwan, Ltd........................................    197,160      522,004
   #Synnex Technology International Corp..............................  1,019,756    2,211,689
    Taishin Financial Holdings Co., Ltd...............................  6,060,290    2,435,416
   *Taiwan Business Bank..............................................  3,452,338    1,001,412
    Taiwan Cement Corp................................................  2,650,720    3,058,803
   *Taiwan Cooperative Financial Holding, Ltd.........................  3,495,240    2,113,153
   *Taiwan FamilyMart Co., Ltd........................................     16,000       78,121
   #Taiwan Fertilizer Co., Ltd........................................    631,000    1,481,904
   #Taiwan Glass Industry Corp........................................  1,136,253    1,071,748
    Taiwan Mobile Co., Ltd............................................  1,101,300    3,626,098
   *Taiwan Semiconductor Manufacturing Co., Ltd....................... 19,090,808   51,674,866
   *Teco Electric & Machinery Co., Ltd................................  1,854,000    1,172,441
    Transcend Information, Inc........................................    164,181      439,467
    Tripod Technology Corp............................................    374,870      844,053
   #TSRC Corp.........................................................    410,300      929,885
    U-Ming Marine Transport Corp......................................    551,860      860,655
   #Unimicron Technology Corp.........................................  1,378,896    1,532,004
    Uni-President Enterprises Corp....................................  3,590,738    5,991,352
   #United Microelectronics Corp...................................... 11,445,000    4,777,842
   #USI Corp..........................................................    278,000      261,274
    Walsin Lihwa Corp.................................................  3,204,000      955,621
    Wan Hai Lines Co., Ltd............................................    558,800      274,079
   #Wintek Corp.......................................................  1,832,760      793,848
   #Wistron Corp......................................................  1,638,947    1,750,471
   #WPG Holdings, Ltd.................................................  1,195,869    1,255,845
    Yang Ming Marine Transport Corp...................................  1,741,300      707,114
   *Yuanta Financial Holding Co., Ltd.................................  6,574,577    3,038,380
   #Yulon Motor Co., Ltd..............................................    879,000    1,526,517
                                                                                  ------------
TOTAL TAIWAN..........................................................             299,691,186
                                                                                  ------------
THAILAND -- (2.5%)
    Advance Info Service PCL (Foreign)................................  1,005,100    6,387,671
    Airports of Thailand PCL (Foreign)................................    372,200      810,159
    Bangkok Bank PCL (Foreign)........................................    329,000    2,174,515
    Bangkok Bank PCL (Foreign) NVDR...................................    350,400    2,182,345
    Bangkok Dusit Medical Services PCL (Foreign)......................    392,900    1,239,127
    Bangkok Life Assurance PCL (Foreign) NVDR.........................    435,800      640,475
    Bank of Ayudhya PCL (Foreign).....................................  2,590,200    2,736,706

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
                                                                           SHARES     VALUE++
                                                                           ------     -------
THAILAND -- (Continued)
    Banpu PCL (Foreign)...............................................    109,250 $ 1,388,624
    BEC World PCL (Foreign)...........................................    735,300   1,314,287
    Big C Supercenter PCL (Foreign)...................................     24,600     142,269
    Big C Supercenter PCL (Foreign) NVDR..............................    161,300     920,030
    Bumrungrad Hospital PCL (Foreign).................................    148,600     358,869
    Central Pattana PCL (Foreign).....................................    637,000     991,833
    Charoen Pokphand Foods PCL (Foreign)..............................  2,686,100   2,838,031
    CP ALL PCL (Foreign)..............................................  3,195,200   3,452,075
    Electricity Generating PCL (Foreign)..............................    149,800     521,230
    Glow Energy PCL (Foreign).........................................    309,000     596,497
    Home Product Center PCL (Foreign).................................  1,676,900     612,785
    IRPC PCL (Foreign)................................................  8,859,600   1,019,121
    Kasikornbank PCL (Foreign)........................................  1,146,600   6,448,942
    Krung Thai Bank PCL (Foreign).....................................  4,726,870   2,463,320
    Land & Houses PCL (Foreign) NVDR..................................  2,877,600     713,228
   *Minor International PCL (Foreign).................................    876,400     437,225
    PTT Exploration & Production PCL (Foreign)........................    785,600   3,794,445
    PTT Exploration & Production PCL (Foreign) NVDR...................     54,700     264,201
    PTT Global Chemical PCL (Foreign).................................  1,669,872   3,143,944
    PTT PCL (Foreign).................................................    765,700   7,931,942
    Ratchaburi Electricity Generating Holding PCL (Foreign)...........    521,300     790,978
   *Robinson Department Store PCL (Foreign)...........................    317,500     617,950
    Siam Cement PCL (Foreign) (The)...................................    124,800   1,384,023
    Siam Cement PCL (Foreign) (The) NVDR..............................     99,300   1,034,967
    Siam City Cement PCL (Foreign)....................................     94,913   1,028,450
    Siam Commercial Bank PCL (Foreign)................................  1,001,366   5,122,972
    Siam Makro PCL (Foreign)..........................................     68,600     719,352
   *Thai Airways International PCL (Foreign)..........................    108,100      68,357
    Thai Oil PCL (Foreign)............................................    669,200   1,254,617
    Thai Union Frozen Products PCL (Foreign)..........................    360,860     842,809
    TMB Bank PCL (Foreign)............................................ 19,864,000     972,055
   *Total Access Communication PCL (Foreign)..........................     66,900     174,850
    Total Access Communication PCL (Foreign) NVDR.....................    588,600   1,538,365
   *True Corp. PCL (Foreign)..........................................  3,835,300     487,486
                                                                                  -----------
TOTAL THAILAND........................................................             71,561,127
                                                                                  -----------
TURKEY -- (1.7%)
    Akbank T.A.S......................................................  1,366,292   5,130,150
    Anadolu Efes Biracilik ve Malt Sanayi A.S.........................    206,111   2,795,986
    Arcelik A.S.......................................................    223,462   1,105,251
    Aselsan Elektronik Sanayi Ve Ticaret A.S..........................     39,839     275,757
    Aygaz A.S.........................................................     56,787     252,562
    BIM BirlesikMagazalar A.S.........................................     72,317   3,136,275
    Coca-Cola Icecek A.S..............................................     42,221     654,639
   *Dogan Sirketler Grubu Holding A.S.................................          1          --
   *Dogan Yayin Holding A.S...........................................          1          --
    Enka Insaat ve Sanayi A.S.........................................    308,554     891,081
    Eregli Demir ve Celik Fabrikalari T.A.S...........................    873,611     955,612
    Ford Otomotiv Sanayi A.S..........................................     74,222     712,929
    KOC Holding A.S. Series B.........................................    789,123   3,061,590
    Koza Altin Isletmeleri A.S........................................     33,500     661,954
   *Migros Ticaret A.S................................................     33,309     354,623
    Petkim Petrokimya Holding A.S.....................................    380,618     425,526
    TAV Havalimanlari Holding A.S.....................................    122,935     671,310
    Tekfen Holding A.S................................................    190,435     729,449
    Tofas Turk Otomobil Fabrikasi A.S.................................     97,163     447,294
    Tupras Turkiye Petrol Rafinerileri A.S............................    122,470   2,690,057
   *Turk Hava Yollari A.S.............................................    924,662   1,763,185
    Turk Telekomunikasyon A.S.........................................    375,345   1,447,016
   *Turkcell Iletisim Hizmetleri A.S..................................    412,709   2,297,671
   *Turkcell Iletisim Hizmetleri A.S. ADR.............................     73,838   1,019,703

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
                                                                                         SHARES        VALUE++
                                                                                         ------        -------
TURKEY -- (Continued)
    Turkiye Garanti Bankasi A.S...................................................... 1,801,520 $    7,002,886
    Turkiye Halk Bankasi A.S.........................................................   202,913      1,735,507
    Turkiye Is Bankasi A.S........................................................... 1,484,267      4,334,213
    Turkiye Sise ve Cam Fabrikalari A.S..............................................   679,328        943,936
    Turkiye Vakiflar Bankasi T.A.O...................................................   719,719      1,502,734
   *Yapi ve Kredi Bankasi A.S........................................................   764,565      1,575,069
                                                                                                --------------
TOTAL TURKEY.........................................................................               48,573,965
                                                                                                --------------
TOTAL COMMON STOCKS..................................................................            2,481,771,038
                                                                                                --------------
PREFERRED STOCKS -- (6.8%)
BRAZIL -- (6.6%)
    AES Tiete SA.....................................................................    71,898      1,017,491
    Banco Bradesco SA................................................................ 1,656,632     25,400,828
    Banco do Estado do Rio Grande do Sul SA Series B.................................   152,700      1,210,899
    Braskem SA Preferred Series A....................................................    73,800        448,375
   #Braskem SA Sponsored ADR.........................................................   153,394      1,863,737
    Centrais Eletricas Brasileiras SA Preferred Series B.............................    56,600        550,201
   #Cia Brasileira de Distribuicao Grupo Pao de Acucar Series A Sponsored ADR........    95,430      3,902,133
    Cia de Bebidas das Americas SA...................................................       415         15,989
   #Cia de Bebidas das Americas SA ADR...............................................   622,039     23,979,603
    Cia de Transmissao de Energia Eletrica Paulista SA Series A......................    30,889        872,465
    Cia Energetica de Minas Gerais SA................................................   364,776      6,953,035
    Cia Energetica de Sao Paulo SA Preferred Series B................................   117,010      2,129,271
    Cia Paranaense de Energia SA Sponsored ADR Series A..............................    55,300      1,120,378
    Cia Paranaense de Energia Series B...............................................    16,600        336,747
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA...........................    32,361        307,471
    Empresa Nasional de Comercio Redito e Participacoes SA...........................       380          7,041
    Gerdau SA........................................................................   836,068      7,588,749
    Gerdau SA Sponsored ADR..........................................................     9,025         82,128
    Itau Unibanco Holding SA......................................................... 1,765,700     27,891,718
    Itau Unibanco Holding SA ADR.....................................................   153,946      2,433,886
    Klabin SA........................................................................   663,777      2,928,237
    Lojas Americanas SA..............................................................   304,167      2,149,296
    Oi SA............................................................................   463,558      2,302,862
    Petroleo Brasileiro SA...........................................................   106,500      1,013,444
    Petroleo Brasilerio SA ADR....................................................... 1,654,500     31,485,135
    Telefonica Brasil SA.............................................................   232,784      5,435,640
    Ultrapar Participacoes SA Sponsored ADR..........................................   254,308      5,953,350
    Usinas Siderurgicas de Minas Gerais SA Perferred Series A........................   609,817      2,196,198
    Vale SA (2257127)................................................................ 1,412,691     25,128,141
   *Vale SA (B011X91)................................................................    81,160             --
    Vale SA Sponsored ADR............................................................   234,800      4,163,004
                                                                                                --------------
TOTAL BRAZIL.........................................................................              190,867,452
                                                                                                --------------
CHILE -- (0.2%)
   *Embotelladora Andina SA Preferred Series B.......................................     9,255         53,680
   #Sociedad Quimica y Minera de Chile SA Sponsored ADR..............................    91,271      5,469,871
                                                                                                --------------
TOTAL CHILE..........................................................................                5,523,551
                                                                                                --------------
TOTAL PREFERRED STOCKS...............................................................              196,391,003
                                                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   *Cia de Transmissao de Energia Eletrica Paulista SA Series A Rights 08/23/12......       262             38
                                                                                                --------------
CHILE -- (0.0%)
   *Cencosud SA Rights 07/21/12......................................................    71,603         28,265
                                                                                                --------------
TOTAL RIGHTS/WARRANTS................................................................                   28,303
                                                                                                --------------

THE EMERGING MARKETS SERIES
CONTINUED


                                                                          SHARES/
                                                                           FACE
                                                                          AMOUNT
                                                                           (000)             VALUE+
                                                                           -----             ------
SECURITIES LENDING COLLATERAL -- (7.6%)
(S)@DFA Short Term Investment Fund..................................... 218,000,000     218,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%,
     08/01/12 (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%,
     07/01/42, valued at $1,634,906) to be repurchased at $1,602,857...      $1,603       1,602,849
                                                                                    ---------------
TOTAL SECURITIES LENDING COLLATERAL....................................                 219,602,849
                                                                                    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,962,000,674)^^..............................................             $$2,897,793,193
                                                                                    ===============

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                           LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                         ------------ -------------- ------- --------------
Common Stocks
  Argentina.............................           --             --   --                --
  Brazil................................ $168,891,419             --   --    $  168,891,419
  Chile.................................   51,248,186             --   --        51,248,186
  China.................................  121,922,042 $  264,467,121   --       386,389,163
  Colombia..............................   12,631,656             --   --        12,631,656
  Czech Republic........................           --     11,492,725   --        11,492,725
  Egypt.................................           --      3,970,723   --         3,970,723
  Hungary...............................           --      9,896,590   --         9,896,590
  India.................................   17,724,440    190,463,868   --       208,188,308
  Indonesia.............................       42,888     84,308,314   --        84,351,202
  Israel................................           --             13   --                13
  Malaysia..............................           --    112,246,151   --       112,246,151
  Mexico................................  171,502,392          7,241   --       171,509,633
  Peru..................................   12,085,588             --   --        12,085,588
  Philippines...........................           --     32,988,265   --        32,988,265
  Poland................................           --     38,888,536   --        38,888,536
  Russia................................    3,233,815    122,251,939   --       125,485,754
  South Africa..........................   42,097,222    179,384,672   --       221,481,894
  South Korea...........................   11,070,462    399,128,492   --       410,198,954
  Taiwan................................    8,204,740    291,486,446   --       299,691,186
  Thailand..............................   71,561,127             --   --        71,561,127
  Turkey................................    1,019,703     47,554,262   --        48,573,965
Preferred Stocks
  Brazil................................  190,867,452             --   --       190,867,452
  Chile.................................    5,523,551             --   --         5,523,551
Rights/Warrants
  Brazil................................           38             --   --                38
  Chile.................................       28,265             --   --            28,265
Securities Lending Collateral...........           --    219,602,849   --       219,602,849
                                         ------------ --------------   --    --------------
TOTAL................................... $889,654,986 $2,008,138,207   --    $2,897,793,193
                                         ============ ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                          SHARES    VALUE++
                                                                          ------    -------
COMMON STOCKS -- (90.3%)
ARGENTINA -- (0.0%)
   *Celulosa Argentina SA Series B....................................         1 $       --
    Ferrum SA de Ceramica y Metalurgia................................         1         --
                                                                                 ----------
TOTAL ARGENTINA.......................................................                   --
                                                                                 ----------
BRAZIL -- (8.5%)
    Aliansce Shopping Centers SA......................................   295,638  2,710,833
    All America Latina Logistica SA...................................   817,400  3,793,419
    Alpargatas SA.....................................................   109,240    659,961
    Amil Participacoes SA.............................................   142,908  1,375,242
    Anhanguera Educacional Participacoes SA...........................   520,845  7,396,345
   *Arezzo Industria e Comercio SA....................................   184,828  2,908,795
    Autometal SA......................................................    97,279    750,528
   *B2W Cia Global Do Varejo SA.......................................   192,100    631,834
   *Banco ABC Brasil SA...............................................    13,572     69,675
    Banco Alfa de Investimento SA.....................................       500      1,362
    Banco Mercantil do Brasil SA......................................     1,327     10,491
    Bematech SA.......................................................    69,500    127,523
   *BHG SA - Brazil Hospitality Group.................................     6,300     59,704
    Brasil Brokers Participacoes SA...................................   590,311  1,826,357
   *BrasilAgro - Companhia Brasileira de Propriedades Agricolas SA....     2,100      8,946
    Brookfield Incorporacoes SA....................................... 1,135,412  1,723,176
   *Camargo Correa Desenvolvimento Imobiliario SA.....................   109,836    290,509
   *CCX Carvao da Colombia SA.........................................   112,241    232,786
    CETIP SA - Mercados Organizados...................................   307,059  3,870,454
    Cia de Saneamento de Minas Gerais-Copasa SA.......................   287,721  7,037,174
    Cia Hering SA.....................................................   340,090  6,754,667
    Cia Providencia Industria e Comercio SA...........................    39,050    114,909
    Contax Participacoes SA...........................................     2,500     26,230
    CR2 Empreendimentos Imobiliarios SA...............................     9,400     19,954
    Cremer SA.........................................................    92,646    696,247
    CSU Cardsystem SA.................................................    74,700    145,084
    Cyrela Brazil Realty SA Empreendimentos e Participacoes...........   123,033    900,593
    Cyrela Commercial Properties SA Empreendimentos e Participacoes...    38,600    508,589
    Diagnosticos da America SA........................................ 1,014,141  5,711,100
    Direcional Engenharia SA..........................................   150,409    708,299
    Duratex SA........................................................ 1,087,562  6,342,166
    Energias do Brazil SA.............................................   899,806  5,958,602
    Equatorial Energia SA.............................................   300,068  2,243,335
    Estacio Participacoes SA..........................................   350,271  4,309,161
    Eternit SA........................................................   357,989  1,874,498
    Even Construtora e Incorporadora SA...............................   902,367  2,866,684
    EZ Tec Empreendimentos e Participacoes SA.........................   186,358  1,977,985
   *Fertilizantes Heringer SA.........................................   114,000    856,168
    Fleury SA.........................................................   215,251  2,274,148
    Forjas Taurus SA..................................................    35,969     47,568
   *Gafisa SA.........................................................   404,600    503,479
  #*Gafisa SA ADR.....................................................   642,131  1,573,221
   *General Shopping Brasil SA........................................   109,417    474,681
  #*Gol Linhas Aereas Inteligentes SA ADR.............................   398,527  1,857,136
    Grendene SA.......................................................   409,234  2,312,576
    Guararapes Confeccoes SA..........................................    27,400  1,152,720
    Helbor Empreendimentos SA.........................................   585,072  2,595,308
   *IdeiasNet SA......................................................   266,700    223,855
    Iguatemi Empresa de Shopping Centers SA...........................   142,600  3,037,522
    Industrias Romi SA................................................    91,400    240,409
   *Inepar SA Industria e Construcoes.................................    20,840     23,187
    International Meal Co. Holdings SA................................    90,215    844,830
    Iochpe-Maxion SA..................................................   311,608  3,378,845

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
BRAZIL -- (Continued)
    JHSF Participacoes SA.............................................   383,647 $1,162,623
    Joao Fortes Engenharia SA.........................................    36,500    124,148
    JSL SA............................................................   262,900  1,308,598
   *Kepler Weber SA................................................... 3,202,300    375,050
   *Kroton Educacional SA Common Shares...............................    16,713     16,312
   *Kroton Educacional SA Unit Shares.................................   342,193  5,176,646
    Light SA..........................................................   388,907  4,801,555
   *LLX Logistica SA..................................................   179,225    262,383
    Localiza Rent a Car SA............................................   397,002  6,412,632
   *Log-in Logistica Intermodal SA....................................   115,150    357,947
    Lojas Renner SA...................................................   109,400  3,254,986
    LPS Brasil Consultoria de Imoveis SA..............................   160,070  2,804,271
   *Lupatech SA.......................................................    41,000     63,225
   *M. Dias Branco SA.................................................   164,941  4,628,200
    Magnesita Refratarios SA..........................................   842,504  2,479,162
    Mahle-Metal Leve SA Industria e Comercio..........................   217,000  2,349,810
    Marcopolo SA......................................................    13,500     59,291
   *Marfrig Alimentos SA..............................................   615,607  2,901,993
    Marisa Lojas SA...................................................   191,864  2,103,838
   *Metalfrio Solutions SA............................................    34,700     59,436
    Mills Estruturas e Servicos de Engenharia SA......................   285,300  3,881,595
    Minerva SA........................................................   246,358  1,114,454
   *MMX Mineracao e Metalicos SA...................................... 1,133,100  3,190,507
   *MPX Energia SA....................................................   112,241  1,834,351
    MRV Engenharia e Participacoes SA................................. 1,120,833  6,153,314
    Multiplan Empreendimentos Imobiliarios SA.........................    44,946  1,130,669
   *Multiplus SA......................................................   174,784  4,225,454
    Obrascon Huarte Lain Brasil SA....................................   430,500  3,710,048
   *OdontoPrev SA.....................................................   963,043  4,647,909
   *OSX Brasil SA.....................................................   186,450  1,091,841
   *Paranapanema SA...................................................   787,100    879,592
    PDG Realty SA Empreendimentos e Participacoes..................... 3,556,924  6,023,095
    Plascar Participacoes Industriais SA..............................   209,500     82,810
    Porto Seguro SA...................................................   294,100  2,543,164
   *PortX Operacoes Portuarias SA.....................................   348,025    501,012
   *Positivo Informatica SA...........................................   125,500    331,327
    Profarma Distribuidora de Produtos Farmaceuticos SA...............    38,500    205,539
   *QGEP Participacoes SA.............................................   239,799  1,021,591
    Raia Drogasil SA..................................................   652,675  7,331,924
    Redentor Energia SA...............................................    11,500     40,406
   *Refinaria de Petroleos Manguinhos SA.............................. 1,088,589    430,293
    Restoque Comercio e Confeccoes de Roupas SA.......................   385,387  1,993,511
    Rodobens Negocios Imobiliarios SA.................................    45,646    217,182
    Rossi Residencial SA..............................................   760,790  1,744,931
    Santos Brasil Participacoes SA....................................   186,188  2,906,575
    Sao Carlos Empreendimentos e Participacoes SA.....................    47,859    822,095
    Sao Martinho SA...................................................   197,864  2,124,248
    SLC Agricola SA...................................................   212,859  2,352,751
    Sonae Sierra Brasil SA............................................   134,100  1,848,685
   *Springs Global Participacoes SA...................................    94,700    122,003
    Sul America SA....................................................   740,709  4,485,747
   *T4F Entretenimento SA.............................................    12,200    101,091
   *TAM SA Sponsored ADR..............................................    38,100    990,600
    Tecnisa SA........................................................   419,631  1,494,879
    Tegma Gestao Logistica SA.........................................   107,235  1,789,692
   *Tempo Participacoes SA............................................   258,702    468,370
    Tereos Internacional SA...........................................   216,483    281,010
   *Terna Participacoes SA............................................     5,300    184,641
    Totvs SA..........................................................   453,100  8,335,873
   *Trisul SA.........................................................     2,838      3,573
    Triunfo Participacoes e Investimentos SA..........................    88,637    346,036

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                               SHARES      VALUE++
                                                                                               ------      -------
BRAZIL -- (Continued)
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA.......    207,850 $  3,249,812
   *Vanguarda Agro SA.....................................................................  3,550,167      641,012
   *Via Varejo SA.........................................................................     55,616      503,182
   *Viver Incorporadora e Construtora SA..................................................    673,040      482,807
                                                                                                      ------------
TOTAL BRAZIL..............................................................................             226,602,177
                                                                                                      ------------
CHILE -- (1.4%)
    AFP Cuprum SA.........................................................................      1,398       74,571
    Almendral SA..........................................................................    341,184       45,946
   *Azul Azul SA..........................................................................      1,164        4,149
    Banmedica SA..........................................................................  1,312,094    2,308,932
    Besalco SA............................................................................  1,466,219    2,482,929
   *Cementos Bio-Bio SA...................................................................    452,622      665,690
    Cia General de Electricidad SA........................................................    110,134      483,654
    Cintac SA.............................................................................    324,650      144,588
   *Compania Sud Americana de Vapores SA.................................................. 18,570,427    2,269,612
    Corpbanca SA.......................................................................... 72,357,592      903,814
    Cristalerias de Chile SA..............................................................    156,836    1,226,423
    Empresa Electrica Pilmaiquen SA.......................................................     46,897      201,480
    Empresas Hites SA.....................................................................    340,060      225,415
    Empresas Iansa SA..................................................................... 11,187,229      894,515
   *Empresas La Polar SA..................................................................    347,940      177,303
    Forus SA..............................................................................    179,770      744,775
    Gasco SA..............................................................................     76,171      536,487
    Grupo Security SA.....................................................................    429,864      144,631
    Inversiones Aguas Metropolitanas SA...................................................  1,827,322    3,327,221
    Madeco SA............................................................................. 27,288,748    1,074,592
    Masisa SA.............................................................................  6,035,034      587,564
    Molibdenos y Metales SA...............................................................      5,009       83,008
    Multiexport Foods SA..................................................................  1,933,937      484,736
    Parque Arauco SA......................................................................  2,280,267    4,321,998
    PAZ Corp. SA..........................................................................    498,600      236,519
    Ripley Corp. SA.......................................................................  1,761,001    1,568,577
    Salfacorp SA..........................................................................    766,536    1,410,013
    Sigdo Koppers SA......................................................................    658,257    1,583,089
   *Sociedad Matriz SAAM SA...............................................................  4,636,827      513,869
    Socovesa SA...........................................................................  1,653,962      692,077
    Sonda SA..............................................................................    725,744    2,173,849
    Soquimic Comercial SA.................................................................    562,478      146,809
    Vina Concha Y Toro SA.................................................................  2,134,301    4,177,969
   #Vina Concha Y Toro SA Sponsored ADR...................................................      1,725       67,396
    Vina San Pedro Tarapaca SA............................................................ 40,113,498      245,127
                                                                                                      ------------
TOTAL CHILE...............................................................................              36,229,327
                                                                                                      ------------
CHINA -- (12.9%)
    361 Degrees International, Ltd........................................................  2,422,000      540,192
   #Ajisen China Holdings, Ltd............................................................  1,955,000    1,346,648
    AMVIG Holdings, Ltd...................................................................  1,574,000      707,113
    Anhui Expressway Co., Ltd. Series H...................................................  2,282,000    1,026,243
    Anhui Tianda Oil Pipe Co., Ltd. Series H..............................................    225,000       29,926
   #Anta Sports Products, Ltd.............................................................  3,344,000    1,866,248
    Anton Oilfield Services Group.........................................................  3,334,000      654,701
    Anxin-China Holdings, Ltd.............................................................  8,043,000    1,475,383
    Asia Cement China Holdings Corp.......................................................  2,032,000      811,949
   *Asia Energy Logistics Group, Ltd...................................................... 23,460,000      358,473
    Asian Citrus Holdings, Ltd............................................................  2,660,000    1,264,469
   *Ausnutria Dairy Corp., Ltd............................................................    365,000       68,720
    AviChina Industry & Technology Co., Ltd. Series H.....................................  6,886,788    2,056,465
    Baoye Group Co., Ltd. Series H........................................................  1,860,000      951,242
  #*BaWang International Group Holding, Ltd...............................................  5,190,000      364,663
    Beijing Capital International Airport Co., Ltd. Series H..............................  6,690,000    4,536,580

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           SHARES    VALUE++
                                                                           ------    -------
CHINA -- (Continued)
    Beijing Capital Land, Ltd. Series H...............................  4,864,500 $1,483,312
   *Beijing Development HK, Ltd.......................................    559,000     86,249
   #Beijing Enterprises Water Group, Ltd.............................. 10,899,660  2,013,547
    Beijing Jingkelong Co., Ltd. Series H.............................    547,749    369,911
    Beijing North Star Co., Ltd. Series H.............................  2,182,000    391,035
   *Beijing Properties Holdings, Ltd..................................  4,615,061    222,518
   *Besunyen Holdings Co., Ltd........................................  2,476,000    215,998
   #Biostime International Holdings, Ltd..............................    395,500    882,704
   #Boer Power Holdings, Ltd..........................................    849,000    233,492
    Bosideng International Holdings, Ltd..............................  9,272,000  2,424,468
    BYD Electronic International Co., Ltd.............................  3,332,315    652,653
    C C Land Holdings, Ltd............................................  6,190,343  1,319,816
    C.P. Pokphand Co., Ltd............................................ 14,560,594  1,795,227
   *Carnival Group International Holdings, Ltd........................  2,058,000    105,915
    Catic Shenzhen Holdings, Ltd. Series H............................    310,000    114,304
    Central China Real Estate, Ltd....................................  2,490,626    607,780
    Centron Telecom International Holdings, Ltd.......................    166,117     14,663
   *CGN Mining Co., Ltd...............................................  4,440,000    403,603
   #Changshouhua Food Co., Ltd........................................    908,000    454,207
  #*Chaoda Modern Agriculture Holdings, Ltd...........................  6,771,138    406,249
   #Chaowei Power Holdings, Ltd.......................................  1,413,000    814,171
  #*Chigo Holding, Ltd................................................ 17,280,000    352,311
   *Chiho-Tiande Group, Ltd...........................................     16,000      8,209
    China Aerospace International Holdings, Ltd.......................  9,836,500    705,199
    China Agri-Industries Holdings, Ltd...............................  5,894,000  2,900,721
  #*China All Access Holdings, Ltd....................................  2,060,000    391,342
    China Aoyuan Property Group, Ltd..................................  2,960,000    383,558
   #China Automation Group, Ltd.......................................  2,230,000    397,179
    China BlueChemical, Ltd. Series H.................................    674,000    442,842
   *China Chengtong Development Group, Ltd............................  2,298,000     93,018
   *China Communications Services Corp., Ltd. Series H................  1,567,200    796,418
   *China Datang Corp Renewable Power Co., Ltd. Class H...............    642,000     73,120
   #China Dongxiang Group Co., Ltd.................................... 11,595,985    907,292
   *China Energine International Holdings, Ltd........................    524,000     12,617
   #China Everbright International, Ltd...............................  7,170,800  3,700,582
    China Everbright, Ltd.............................................  3,026,000  4,044,857
    China Foods, Ltd..................................................  3,036,000  2,840,102
    China Gas Holdings, Ltd...........................................  9,067,500  4,805,996
    China Glass Holdings, Ltd.........................................  2,758,000    277,881
   *China Grand Forestry Green Resources Group, Ltd...................    362,987     22,062
   #China Green Holdings, Ltd.........................................  2,208,000    491,478
    China Haidian Holdings, Ltd.......................................  5,944,000    626,765
   #China High Precision Automation Group, Ltd........................  1,289,000    446,305
  #*China High Speed Transmission Equipment Group Co., Ltd............  4,725,000  1,264,259
  #*China Huiyuan Juice Group, Ltd....................................  2,466,500    822,427
   *China ITS Holdings Co., Ltd.......................................  3,756,000    490,491
    China Liansu Group Holdings, Ltd..................................  2,586,000  1,154,180
    China Lilang, Ltd.................................................  1,683,000  1,015,100
   #China Lumena New Materials Corp................................... 12,574,000  1,954,957
   #China Medical System Holdings, Ltd................................  3,421,500  1,689,326
   #China Metal Recycling Holdings, Ltd...............................  1,937,286  1,370,025
   *China Mining Resources Group, Ltd................................. 25,526,000    371,960
   *China Modern Dairy Holdings, Ltd..................................  1,128,000    295,944
  #*China Molybdenum Co., Ltd. Series H...............................  4,735,000  1,752,199
   #China National Materials Co., Ltd. Series H.......................  3,942,000    943,572
   *China Nickel Resources Holdings Co., Ltd..........................    358,000     24,821
   *China Oil & Gas Group, Ltd........................................ 14,080,000  1,391,038
    China Oriental Group Co., Ltd.....................................     10,000      2,267
    China Overseas Grand Oceans Group, Ltd............................  2,327,500  2,119,726
  #*China Pharmaceutical Group, Ltd...................................  3,475,877    869,959
   #China Power International Development, Ltd........................  6,253,000  1,693,393

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           SHARES    VALUE++
                                                                           ------    -------
CHINA -- (Continued)
   *China Power New Energy Development Co., Ltd....................... 15,720,000 $  575,630
  #*China Precious Metal Resources Holdings Co., Ltd..................  8,310,318  1,187,136
   *China Properties Group, Ltd.......................................  2,204,000    731,135
   *China Qinfa Group, Ltd............................................  3,446,000    352,226
   #China Rare Earth Holdings, Ltd....................................  4,424,000    933,593
    China Resources Gas Group, Ltd....................................    414,000    802,372
   #China Rongsheng Heavy Industries Group Holdings, Ltd.............. 10,738,500  1,474,769
    China Sanjiang Fine Chemicals Co., Ltd............................  1,926,000    466,192
    China SCE Property Holdings, Ltd..................................  1,621,000    375,615
    China Shanshui Cement Group, Ltd..................................  6,038,000  3,402,230
   #China Shineway Pharmaceutical Group, Ltd..........................  1,273,200  1,800,109
    China Shipping Development Co., Ltd. Series H.....................  4,892,000  1,996,567
    China Singyes Solar Technologies Holdings, Ltd....................  1,551,200    501,300
    China South City Holdings, Ltd....................................  6,558,000    985,196
    China Starch Holdings, Ltd........................................  6,190,000    154,546
    China State Construction International Holdings, Ltd..............    470,960    487,994
    China Sunshine Paper Holdings Co., Ltd............................    882,578     88,338
    China Suntien Green Energy Corp., Ltd. Series H...................  5,197,000    863,133
   *China Taiping Insurance Holdings Co., Ltd.........................    493,000    688,100
   *China Tianyi Holdings, Ltd........................................  1,152,000    174,010
    China Tontine Wines Group, Ltd....................................  3,552,000    304,695
    China Travel International Investment Hong Kong, Ltd.............. 14,349,900  2,596,172
   #China Vanadium Titano - Magnetite Mining Co., Ltd.................  4,040,000    594,257
   #China Water Affairs Group, Ltd....................................  4,328,000  1,045,975
    China Wireless Technologies, Ltd..................................  5,648,000    851,997
  #*China Yurun Food Group, Ltd.......................................  5,196,000  3,093,667
  #*China ZhengTong Auto Services Holdings, Ltd.......................  3,025,500  1,436,390
  #*China Zhongwang Holdings, Ltd.....................................  5,631,600  2,057,942
   *Chinasoft International, Ltd......................................  2,950,000    630,315
   *ChinaVision Media Group, Ltd......................................    320,000     11,738
  #*Chongqing Iron & Steel Co., Ltd. Series H.........................  2,009,400    241,351
    Chongqing Machinery & Electric Co., Ltd. Series H.................  4,162,000    522,763
   #Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.........  1,405,000    342,806
    CIMC Enric Holdings, Ltd..........................................  1,046,000    544,789
  #*Citic 21CN Co., Ltd...............................................  6,319,200    292,561
   *Citic Resources Holdings, Ltd..................................... 10,450,600  1,510,092
    Clear Media, Ltd..................................................     79,000     45,733
   *CNNC International, Ltd...........................................     28,042      6,850
   *Coastal Greenland, Ltd............................................  1,384,000     45,334
   #Comba Telecom Systems Holdings, Ltd...............................  3,417,577    915,085
  #*Comtec Solar Systems Group, Ltd...................................  2,134,000    180,157
    COSCO International Holdings, Ltd.................................  2,703,000  1,026,184
    CPMC Holdings, Ltd................................................    849,000    578,916
    Da Ming International Holdings, Ltd...............................     42,000      5,676
   *DaChan Food Asia, Ltd.............................................  1,370,955    234,129
    Dah Chong Hong Holdings, Ltd......................................  2,537,000  2,173,630
   *Dalian Port (PDA) Co., Ltd. Series H..............................  3,380,000    673,667
   #Daphne International Holdings, Ltd................................  2,976,000  2,958,867
  #*Daqing Dairy Holdings, Ltd........................................    922,000    199,745
    Dawnrays Pharmaceutical Holdings, Ltd.............................  1,182,943    267,577
   #DBA Telecommunication Asia Holdings, Ltd..........................  1,976,000  1,228,159
    Digital China Holdings, Ltd.......................................  2,575,800  4,009,624
   *Dongiang Environmental Co., Ltd. Series H.........................     55,600    230,710
   #Dongyue Group Co., Ltd............................................  3,492,000  1,838,124
   #Dynasty Fine Wines Group, Ltd.....................................  1,528,000    233,688
   #Embry Holdings, Ltd...............................................    448,000    199,543
   *Enerchina Holdings, Ltd...........................................  2,066,110     19,807
    ENN Energy Holdings, Ltd..........................................    208,000    788,112
    Evergreen International Holdings, Ltd.............................    978,000    222,032
   *Extrawell Pharmaceutical Holdings, Ltd............................  6,657,921    418,764
    Fantasia Holdings Group Co., Ltd..................................  4,497,000    460,707

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CONTINUED


                                                                           SHARES    VALUE++
                                                                           ------    -------
CHINA -- (Continued)
  #*First Tractor Co., Ltd. Series H..................................  2,155,176 $1,679,727
   #Franshion Properties China, Ltd................................... 13,062,300  3,987,380
   #Fufeng Group, Ltd.................................................  3,175,000    997,088
    GCL-Poly Energy Holdings, Ltd.....................................  4,030,000    592,665
   #Geely Automobile Holdings, Ltd.................................... 14,205,000  4,661,704
    Global Bio-Chem Technology Group Co., Ltd.........................  8,124,800    926,401
   *Global Sweeteners Holdings, Ltd...................................  2,200,951    111,474
  #*Glorious Property Holdings, Ltd...................................  9,785,501  1,463,363
    Goldbond Group Holdings, Ltd......................................    350,000     12,606
   *Golden Meditech Holdings, Ltd.....................................  3,708,000    415,161
    Goldlion Holdings, Ltd............................................    855,962    361,235
    GOME Electrical Appliances Holding, Ltd........................... 36,095,000  2,907,889
   #Good Friend International Holdings, Inc...........................    436,667    176,273
   *Goodbaby International Holdings, Ltd..............................    232,000     56,530
   *Goodtop Tin International Holdings, Ltd...........................  6,390,000    374,466
    Great Wall Technology Co., Ltd. Series H..........................  1,678,950    296,173
   *Greatview Aseptic Packaging Co., Ltd..............................    212,000    101,942
   #Greentown China Holdings, Ltd.....................................  2,422,148  2,546,420
   #Guangzhou Pharmaceutical Co., Ltd. Series H.......................    834,000  1,448,643
  #*Guangzhou Shipyard International Co., Ltd. Series H...............    599,400    378,295
   *Haier Electronics Group Co., Ltd..................................  2,450,000  2,812,216
    Hainan Meilan International Airport Co., Ltd. Series H............    517,000    287,216
    Haitian International Holdings, Ltd...............................  1,742,000  1,675,505
    Harbin Electric Co., Ltd. Series H................................  2,531,413  1,887,295
    Henderson Investment, Ltd.........................................    596,000     42,865
  #*Heng Tai Consumables Group, Ltd................................... 18,633,193    436,079
   #Hengdeli Holdings, Ltd............................................  7,738,000  2,137,532
  #*Hi Sun Technology, Ltd............................................  4,446,000    492,984
  #*Hidili Industry International Development, Ltd....................  5,439,000  1,246,619
   *Hisense Kelon Electrical Holdings Co., Ltd. Series H..............  1,079,000    176,624
    HKC Holdings, Ltd................................................. 17,896,447    677,508
   #Hong Kong Resources Holdings Co., Ltd.............................  2,237,450    101,328
    Honghua Group, Ltd................................................  3,834,000    566,416
   *Hopefluent Group Holdings, Ltd....................................     59,670     15,874
   #Hopewell Highway Infrastructure, Ltd..............................  2,405,500  1,148,788
  #*Hopson Development Holdings, Ltd..................................  3,476,000  2,224,339
   #Hua Han Bio-Pharmaceutical Holdings, Ltd..........................  4,671,360    842,513
   #Huabao International Holdings, Ltd................................  6,523,014  2,861,496
   *Huadian Power International Corp. Series H........................  1,304,000    409,052
  #*Hunan Nonferrous Metal Corp., Ltd. Series H.......................  8,774,000  2,724,548
   *Huscoke Resources Holdings, Ltd...................................  8,002,000     89,174
    Hutchison Harbour Ring, Ltd.......................................  6,888,000    566,218
    Inspur International, Ltd.........................................  8,070,000    226,678
   *Interchina Holdings Co., Ltd...................................... 14,085,000    787,540
   #International Taifeng Holdings, Ltd...............................  1,100,000    251,047
   #Intime Department Store Group Co., Ltd............................  3,386,000  3,169,407
  #*Jinchuan Group International Resources Co., Ltd...................  2,421,000    376,602
   #Jingwei Textile Machinery Co., Ltd. Series H......................    966,000    459,732
    Ju Teng International Holdings, Ltd...............................  3,230,000    921,342
   *Kai Yuan Holdings, Ltd............................................  9,840,000    240,528
  #*Kaisa Group Holdings, Ltd.........................................  6,735,000  1,232,733
    Kasen International Holdings, Ltd.................................    222,000     34,403
    Kingboard Chemical Holdings, Ltd..................................  2,070,351  4,246,780
    Kingboard Laminates Holdings, Ltd.................................  3,669,500  1,378,921
  #*Kingdee International Software Group Co., Ltd.....................  6,707,200    772,232
   #Kingsoft Corp., Ltd...............................................  3,169,000  1,300,679
    Kingway Brewery Holdings, Ltd.....................................  4,396,800  1,273,285
   #KWG Property Holding, Ltd.........................................  5,039,450  2,759,733
    Lai Fung Holdings, Ltd............................................ 18,890,440    356,715
  #*Le Saunda Holdings, Ltd...........................................    954,000    259,513
    Lee & Man Paper Manufacturing, Ltd................................  5,830,000  2,349,344

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CONTINUED


                                                                                SHARES    VALUE++
                                                                                ------    -------
CHINA -- (Continued)
    Leoch International Technology, Ltd....................................    755,000 $   91,953
   #Li Ning Co., Ltd.......................................................  2,767,000  1,423,415
   #Lianhua Supermarket Holdings Co., Ltd. Series H........................  1,698,600  1,685,818
   #Lijun International Pharmaceutical Holding, Ltd........................  4,835,000  1,182,123
   #Lingbao Gold Co., Ltd. Series H........................................  1,384,000    528,608
   *LK Technology Holdings, Ltd............................................    837,500    174,367
   #Lonking Holdings, Ltd..................................................  6,998,000  1,279,207
   *Loudong General Nice Resources China Holdings, Ltd.....................  7,842,140    348,034
  #*Maanshan Iron & Steel Co., Ltd. Series H...............................  7,244,000  1,610,901
    Magic Holdings International, Ltd......................................  1,475,600    528,401
   #Maoye International Holdings, Ltd......................................  5,009,000    783,555
    Microport Scientific Corp..............................................  1,326,000    562,690
   #MIE Holdings Corp......................................................  3,306,000    837,791
    Min Xin Holdings, Ltd..................................................    418,000    227,646
   #Mingfa Group International Co., Ltd....................................  3,919,000  1,006,985
   *Mingyuan Medicare Development Co., Ltd.................................  9,920,000    159,598
    Minmetals Land, Ltd....................................................  5,114,000    610,762
  #*Minmetals Resources, Ltd...............................................  6,030,000  2,254,207
    Minth Group, Ltd.......................................................  1,675,000  1,706,981
   *Nam Fong International Holdings, Ltd...................................    306,758     26,510
   *Nan Hai Corp, Ltd......................................................  9,800,000     40,230
    Nanjing Panda Electronics Co., Ltd. Series H...........................    246,000     50,702
    NetDragon Websoft, Inc.................................................    320,044    257,746
    New World Department Store China, Ltd..................................  1,795,462    971,250
   #Nine Dragons Paper Holdings, Ltd.......................................  1,045,000    487,135
   #NVC Lighting Holdings, Ltd.............................................  5,129,000    925,967
   #O-Net Communications Group, Ltd........................................  1,251,000    278,314
    Overseas Chinese Town Asia Holdings, Ltd...............................    408,183    152,012
    Pacific Online, Ltd....................................................    711,365    235,094
    Parkson Retail Group, Ltd..............................................     93,500     83,750
   *PAX Global Technology, Ltd.............................................    187,000     39,577
    PCD Stores Group, Ltd.................................................. 10,722,000    769,943
   #Peak Sport Products Co., Ltd...........................................  3,086,000    447,537
   *PetroAsian Energy Holdings, Ltd........................................  3,772,000     76,241
   #Phoenix Satellite Television Holdings, Ltd.............................  2,986,000    894,714
  #*Poly Hong Kong Investment, Ltd.........................................  8,319,000  4,322,347
   #Ports Design, Ltd......................................................  1,488,000  1,458,391
   *Pou Sheng International Holdings, Ltd..................................  4,028,806    320,769
    Powerlong Real Estate Holdings, Ltd....................................  5,069,000    875,554
    Prosperity International Holdings HK, Ltd..............................  5,020,000    212,791
    Qingling Motors Co., Ltd. Series H.....................................  1,694,000    376,207
    Qunxing Paper Holdings Co., Ltd........................................    669,913    174,493
   #Real Gold Mining, Ltd..................................................    300,500    341,394
   #Real Nutriceutical Group, Ltd..........................................  3,057,000    808,797
    Regent Manner International Holdings, Ltd..............................  2,609,000    492,451
  #*Renhe Commercial Holdings Co., Ltd..................................... 44,304,000  1,811,342
    REXLot Holdings, Ltd................................................... 27,100,000  1,721,631
   *Richly Field China Development, Ltd....................................  6,980,000     79,209
   #Road King Infrastructure, Ltd..........................................    922,000    596,355
   #Royale Furniture Holdings, Ltd.........................................  1,331,000    175,781
    Samson Holding, Ltd....................................................  1,063,000    125,579
   #Sany Heavy Equipment International Holdings Co., Ltd...................  3,147,000  1,564,469
    Sateri Holdings, Ltd...................................................     71,000     15,722
   *Semiconductor Manufacturing International Corp......................... 93,483,000  3,362,977
   #Shandong Chenming Paper Holdings, Ltd. Series H........................  1,233,500    388,059
    Shandong Molong Petroleum Machinery Co., Ltd. Series H.................    835,362    191,369
    Shandong Xinhua Pharmaceutical Co., Ltd. Series H......................    114,000     25,807
  #*Shanghai Industrial Urban Development Group, Ltd.......................  5,874,000  1,007,332
   #Shanghai Jin Jiang International Hotels Group Co., Ltd. Series H.......  3,598,000    472,351
    Shanghai Prime Machinery Co., Ltd. Series H............................  4,298,000    587,273
   *Shanghai Zendai Property, Ltd..........................................  7,225,000    106,936

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CONTINUED


                                                                                SHARES    VALUE++
                                                                                ------    -------
CHINA -- (Continued)
    Shengli Oil & Gas Pipe Holdings, Ltd...................................  3,709,500 $  243,084
    Shenguan Holdings Group, Ltd...........................................  4,152,000  2,319,352
    Shenzhen Expressway Co., Ltd. Series H.................................  2,524,400    911,288
    Shenzhen International Holdings, Ltd................................... 42,344,300  2,663,853
    Shenzhen Investment, Ltd............................................... 10,634,000  2,438,860
    Shenzhou International Group, Ltd......................................  1,389,000  2,441,606
   *Shougang Concord Century Holdings, Ltd.................................  1,137,153     40,839
  #*Shougang Concord International Enterprises Co., Ltd.................... 19,752,000    947,917
   #Shougang Fushan Resources Group, Ltd................................... 11,078,000  2,958,602
   #Shui On Land, Ltd...................................................... 11,744,405  4,756,524
    Sichuan Expressway Co., Ltd. Series H..................................  3,240,000    981,567
   #Sihuan Pharmaceutical Holdings Group, Ltd..............................  7,073,000  2,651,438
    Sijia Group Co., Ltd...................................................    956,349    225,333
  #*Silver Base Group Holdings, Ltd........................................  2,057,000    832,350
    Silver Grant International Industries, Ltd.............................  5,220,000    837,837
   #SIM Technology Group, Ltd..............................................  3,488,000    154,123
    Sino Biopharmaceutical, Ltd............................................ 10,676,000  4,023,418
  #*Sino Dragon New Energy Holdings, Ltd...................................  5,568,000    124,539
  #*Sino Oil & Gas Holdings, Ltd........................................... 31,972,766    731,337
   *Sino Prosper State Gold Resources Holdings, Ltd........................  2,110,000     84,297
   #Sinofert Holdings, Ltd.................................................  7,863,327  1,591,885
   *Sinolink Worldwide Holdings, Ltd....................................... 10,218,800    666,643
    SinoMedia Holding, Ltd.................................................    643,000    248,103
    Sino-Ocean Land Holdings, Ltd.......................................... 11,976,054  5,779,191
    Sinopec Kantons Holdings, Ltd..........................................  2,388,000  1,862,299
    Sinotrans Shipping, Ltd................................................  4,418,086    920,538
    Sinotrans, Ltd. Series H...............................................  6,217,000    757,993
   #Sinotruk Hong Kong, Ltd................................................  2,707,000  1,422,174
   #Skyworth Digital Holdings, Ltd.........................................  7,683,757  2,947,773
   *SMI Corp., Ltd.........................................................  7,884,066    198,418
  #*Solargiga Energy Holdings, Ltd.........................................  3,278,000    201,623
   #Sparkle Roll Group, Ltd................................................  5,720,000    328,262
   *SPG Land Holdings, Ltd.................................................    671,000    140,366
   *SRE Group, Ltd......................................................... 13,642,346    542,094
   #Sunac China Holdings, Ltd..............................................  3,274,000  1,378,259
    Sunny Optical Technology Group Co., Ltd................................  1,374,000    529,788
    Tak Sing Alliance Holdings, Ltd........................................    253,257     26,341
    TCC International Holdings, Ltd........................................  3,987,098    965,391
    TCL Communication Technology Holdings, Ltd.............................  2,011,198    419,668
    TCL Multimedia Technology Holdings, Ltd................................  2,684,510    924,545
   *Tech Pro Technology Development, Ltd...................................  2,794,000  1,078,834
    Texhong Textile Group, Ltd.............................................    588,000    193,341
    Tian An China Investments Co., Ltd.....................................  1,193,000    629,204
    Tian Shan Development Holdings, Ltd....................................    822,000    183,898
    Tiangong International Co., Ltd........................................  4,108,000    843,616
    Tianjin Capital Environmental Protection Group Co., Ltd. Series H......  1,542,000    348,366
   *Tianjin Development Holdings, Ltd......................................  1,624,000    767,116
    Tianjin Port Development Holdings, Ltd.................................  5,858,800    623,768
    Tianneng Power International, Ltd......................................  2,422,048  1,485,450
    Tomson Group, Ltd......................................................  1,060,443    230,592
    Tong Ren Tang Technologies Co., Ltd. Series H..........................    935,000  1,740,027
   #Towngas China Co., Ltd.................................................  2,893,000  2,017,840
    TPV Technology, Ltd....................................................  3,613,964    671,503
    Trauson Holdings Co., Ltd..............................................  1,067,000    465,748
    Travelsky Technology, Ltd. Series H....................................  3,254,090  1,572,725
   *Trony Solar Holdings Co., Ltd..........................................  1,757,000    142,741
    Truly International Holdings, Ltd......................................  5,411,573    798,337
    Uni-President China Holdings, Ltd......................................  2,351,000  2,233,852
  #*United Energy Group, Ltd............................................... 11,816,450  1,778,847
   *United Gene High-Tech Group, Ltd....................................... 13,710,000     47,512
   #Vinda International Holdings, Ltd......................................  1,963,000  3,215,454

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CONTINUED


                                                                           SHARES      VALUE++
                                                                           ------      -------
CHINA -- (Continued)
   #VODone, Ltd....................................................... 13,151,600 $  1,007,150
   #Wasion Group Holdings, Ltd........................................  1,770,000      744,236
    Weiqiao Textile Co., Ltd. Series H................................  2,212,000      726,212
    Welling Holding, Ltd..............................................  3,316,000      489,014
   #West China Cement, Ltd............................................ 11,868,000    1,786,490
   *Winsway Coking Coal Holdings, Ltd.................................  1,263,000      176,108
    Winteam Pharmaceutical Group, Ltd.................................  2,332,000      414,453
  #*Wumart Stores, Inc. Series H......................................    368,000      710,147
    Xiamen International Port Co., Ltd. Series H......................  5,166,000      510,526
   #Xingda International Holdings, Ltd................................  3,430,000    1,149,117
    Xinhua Winshare Publishing & Media Co., Ltd. Series H.............    307,103      134,992
   #Xinjiang Goldwind Science & Technology Co., Ltd. Series H.........  1,292,000      408,955
    Xinjiang Xinxin Mining Industry Co., Ltd. Series H................  2,495,598      454,342
    Xiwang Sugar Holdings Co., Ltd....................................  3,103,178      293,666
   #XTEP International Holdings, Ltd..................................  2,481,500      758,158
   *Yanchang Petroleum International, Ltd............................. 10,790,000      762,080
   *Yantai North Andre Juice Co. Series H.............................  3,885,000      144,953
   #Yingde Gases Group Co., Ltd.......................................  2,844,000    2,431,160
    Yip's Chemical Holdings, Ltd......................................    940,000      610,046
   #Youyuan International Holdings, Ltd...............................     77,000       14,843
    Yuexiu Property Co., Ltd.......................................... 21,405,432    4,820,950
   #Yuexiu Transport Infrastructure, Ltd..............................  2,606,018    1,256,147
    Yuzhou Properties Co..............................................    433,600      101,897
    Zhejiang Expressway Co., Ltd. Series H............................  4,076,000    2,931,850
  #*Zhejiang Glass Co., Ltd. Series H.................................    445,000           --
   *Zhong An Real Estate, Ltd.........................................  1,057,400      119,269
   #Zhongsheng Group Holdings, Ltd....................................  1,787,500    1,899,424
   #Zhuzhou CSR Times Electric Co., Ltd. Series H.....................  1,344,000    3,180,379
                                                                                  ------------
TOTAL CHINA...........................................................             345,089,697
                                                                                  ------------
HONG KONG -- (0.0%)
   *Qualipak International Holdings, Ltd..............................    302,200       32,345
                                                                                  ------------
HUNGARY -- (0.1%)
   *CIG Pannonia Life Insurance P.L.C. Class A........................        510          621
   *Danubius Hotel & Spa P.L.C........................................     45,091      462,188
    EGIS Pharmaceuticals P.L.C........................................     11,973      831,282
  #*FHB Mortgage Bank NYRT............................................     42,048       88,004
   *Fotex Holding SE Co., Ltd.........................................    119,895       67,852
   *PannErgy P.L.C....................................................    127,046      325,345
    Zwack Unicum NYRT.................................................        781       44,280
                                                                                  ------------
TOTAL HUNGARY.........................................................               1,819,572
                                                                                  ------------
INDIA -- (7.8%)
   *3M India, Ltd.....................................................      5,008      327,667
   *A2Z Maintenance & Engineering Services, Ltd.......................     28,786       39,390
    Aban Offshore, Ltd................................................     61,612      419,223
    ABG Shipyard, Ltd.................................................     65,442      439,516
    Aditya Birla Nuvo, Ltd............................................     27,473      389,460
    Agro Tech Foods, Ltd..............................................     42,463      352,768
    AIA Engineering, Ltd..............................................     44,197      250,758
    Ajmera Realty & Infra India, Ltd..................................     12,450       23,818
    Akzo Nobel India, Ltd.............................................     52,316      826,890
    Alembic Pharmaceuticals, Ltd......................................    290,383      312,507
   *Alembic, Ltd......................................................    223,606       60,452
    Allahabad Bank, Ltd...............................................    403,312      964,378
    Allcargo Logistics, Ltd...........................................      3,483        8,458
    Alok Industries, Ltd..............................................  1,686,561      473,850
   *Alstom India, Ltd.................................................     76,103      496,004
   *Alstom T&D India, Ltd.............................................    153,402      504,586
    Amara Raja Batteries, Ltd.........................................     79,233      415,861

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CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
INDIA -- (Continued)
    Amtek Auto, Ltd...................................................   429,408 $  794,682
   *Amtek India, Ltd..................................................   135,198    225,351
    Anant Raj Industries, Ltd.........................................   512,346    434,442
    Andhra Bank, Ltd..................................................   583,113  1,064,891
    Ansal Properties & Infrastructure, Ltd............................    82,517     38,008
   *Apollo Hospitals Enterprise, Ltd..................................   249,642  2,832,180
    Apollo Tyres, Ltd.................................................   663,125    921,639
   *Arvind, Ltd.......................................................   719,327    922,405
   *Asahi India Glass, Ltd............................................   220,013    237,887
   *Ashok Leyland, Ltd................................................ 5,360,892  2,139,344
    Asian Hotels East, Ltd............................................    12,280     55,811
    Asian Hotels West, Ltd............................................       656      1,475
    Aurobindo Pharma, Ltd.............................................   598,461  1,167,895
    Automotive Axles, Ltd.............................................    19,185    130,014
    B.L. Kashyap & Sons, Ltd..........................................       554         89
   *Bajaj Corp., Ltd..................................................     8,427     21,667
    Bajaj Electricals, Ltd............................................   154,730    490,178
   *Bajaj Finance, Ltd................................................    54,152    993,250
   *Bajaj Finserv, Ltd................................................   115,432  1,537,275
    Bajaj Hindusthan, Ltd............................................. 1,198,145    654,793
   *Bajaj Holdings & Investment, Ltd..................................    86,830  1,212,334
    Balkrishna Industries, Ltd........................................    45,265    240,104
    Ballarpur Industries, Ltd.........................................   926,996    318,666
    Balmer Lawrie & Co., Ltd..........................................    23,602    240,721
    Balrampur Chini Mills, Ltd........................................   745,160    720,364
    Bank of Maharashtra, Ltd..........................................   583,785    483,328
    Bannari Amman Sugars, Ltd.........................................    15,663    226,455
    BASF India, Ltd...................................................    18,450    184,507
    Bata India, Ltd...................................................    90,792  1,448,380
    BEML, Ltd.........................................................    58,553    333,586
    Berger Paints India, Ltd..........................................   573,500  1,431,819
   *BF Utilities, Ltd.................................................    49,186    358,236
   *BGR Energy Systems, Ltd...........................................   112,555    563,314
    Bharat Forge, Ltd.................................................   317,272  1,711,083
    Bhushan Steel, Ltd................................................   374,455  3,178,175
   *Biocon, Ltd.......................................................   172,686    746,548
    Birla Corp., Ltd..................................................   104,359    398,661
    Blue Dart Express, Ltd............................................    19,007    668,383
    Blue Star, Ltd....................................................   119,701    407,583
    Bombay Burmah Trading Co..........................................     6,565     64,726
    Bombay Dyeing & Manufacturing Co., Ltd............................   119,157  1,070,984
    Bombay Rayon Fashions, Ltd........................................    17,322     76,552
    Brigade Enterprises, Ltd..........................................     5,002      4,259
    Britannia Industries, Ltd.........................................   172,714  1,440,277
    Cadila Healthcare, Ltd............................................     4,578     72,980
    Carborundum Universal, Ltd........................................   304,350    827,956
    Central Bank of India............................................. 1,068,376  1,370,693
    Centum Electronics, Ltd...........................................     5,939      8,505
    Century Plyboards India, Ltd......................................   137,796    123,618
    Century Textiles & Industries, Ltd................................   159,176    829,572
    CESC, Ltd.........................................................   238,911  1,279,375
    Chambal Fertilizers & Chemicals, Ltd..............................   584,197    747,179
    Chennai Petroleum Corp., Ltd......................................   161,968    354,404
    Cholamandalam Investment & Finance Co., Ltd.......................    71,956    276,238
    City Union Bank, Ltd..............................................   636,615    594,065
    Clariant Chemicals (India), Ltd...................................    27,851    314,781
    CMC, Ltd..........................................................    55,642    981,021
    Core Education & Technologies, Ltd................................   167,913    876,140
    Coromandel International, Ltd. (B0VDZN5)..........................   436,106  1,945,758
   *Coromandel International, Ltd. (CH1415639)........................   436,106      7,842
    Corporation Bank..................................................   163,158  1,196,391

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CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
INDIA -- (Continued)
    Crisil, Ltd.......................................................   101,450 $1,646,092
    Crompton Greaves, Ltd.............................................     3,002      6,259
    Dalmia Bharat Enterprises, Ltd....................................    57,965    116,775
    Dalmia Cement (Bharat), Ltd.......................................    27,994      7,169
    DB Corp., Ltd.....................................................     1,695      6,163
   *DB Realty, Ltd....................................................   358,609    505,529
    DCM Shriram Consolidated, Ltd.....................................   234,793    217,326
    Deepak Fertilizers & Petrochemicals Corp., Ltd....................   143,664    331,456
   *DEN Networks, Ltd.................................................    65,164    142,679
    Dena Bank.........................................................   127,628    211,522
   *Development Credit Bank, Ltd......................................   615,071    440,970
    Dewan Housing Finance Corp., Ltd..................................   110,571    287,087
   *Dish TV (India), Ltd.............................................. 1,830,911  2,272,244
   *Dredging Corp. of India, Ltd......................................    21,673     94,267
    E.I.D. - Parry (India), Ltd.......................................   285,956  1,088,873
    eClerx Services, Ltd..............................................    20,502    250,940
    Edelweiss Financial Services, Ltd.................................   353,351    191,388
    Educomp Solutions, Ltd............................................   182,569    522,328
    Eicher Motors, Ltd................................................    46,375  1,626,734
    EIH, Ltd..........................................................   379,903    534,986
    Elder Pharmaceuticals, Ltd........................................    41,972    227,336
   *Electrosteel Casings, Ltd.........................................   302,373     97,278
    Elgi Equipments, Ltd..............................................   224,474    340,579
    Emami, Ltd........................................................    55,158    492,092
    Engineers India, Ltd..............................................     8,504     36,420
   *Entertainment Network India, Ltd..................................    30,173    113,456
    Era Infra Engineering, Ltd........................................   270,399    677,635
   *Eros International Media, Ltd.....................................    23,797     71,518
    Escorts, Ltd......................................................   318,899    332,672
   *Essar Oil, Ltd....................................................   638,616    638,626
   *Essar Ports, Ltd..................................................   359,511    631,520
   *Essar Shipping, Ltd...............................................   112,311     53,921
    Essel Propack, Ltd................................................   195,868    124,074
    FAG Bearings (India), Ltd.........................................    27,311    708,166
    FDC, Ltd..........................................................   245,896    363,291
   *Federal Bank, Ltd.................................................   441,568  3,274,153
   *Federal-Mogul Goetze (India), Ltd.................................    61,495    228,595
    Financial Technologies (India), Ltd...............................   110,345  1,419,797
    Finolex Cables, Ltd...............................................   232,057    166,544
   *Finolex Industries, Ltd...........................................   229,394    240,393
   *Fortis Healthcare, Ltd............................................   368,354    648,798
   *Fresenius Kabi Oncology, Ltd......................................   149,425    230,707
    Future Capital Holdings, Ltd......................................    68,029    179,948
    Gammon India, Ltd.................................................   197,932    145,745
   *Gammon Infrastructure Projects, Ltd...............................    50,558     11,270
    Gateway Distriparks, Ltd..........................................   207,725    523,074
    Geodesic, Ltd.....................................................    85,071     56,278
    GHCL, Ltd.........................................................     5,824      4,169
   *Gillette India, Ltd...............................................     9,020    380,500
    Gitanjali Gems, Ltd...............................................   206,516  1,209,963
    GlaxoSmithKline Consumer Healthcare, Ltd..........................    34,172  1,622,483
   *Glodyne Technoserve, Ltd..........................................    70,582    250,556
    Godfrey Phillips India, Ltd.......................................     3,364    193,208
   *Godrej Industries, Ltd............................................   263,939  1,123,040
   *Godrej Properties, Ltd............................................    38,068    347,776
    Gokul Refoils & Solvent, Ltd......................................    39,085     33,449
    Graphite India, Ltd...............................................   223,711    336,846
    Great Eastern Shipping Co., Ltd...................................   265,397  1,242,183
    Greaves Cotton, Ltd...............................................   461,835    527,293
    Grindwell Norton, Ltd.............................................    18,171     82,835
    GRUH Finance, Ltd.................................................   111,195    309,617

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CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
INDIA -- (Continued)
   *GTL Infrastructure, Ltd........................................... 1,335,699 $  193,959
    Gujarat Alkalies & Chemicals, Ltd.................................   135,835    308,994
    Gujarat Ambuja Exports, Ltd.......................................    81,102     30,556
    Gujarat Fluorochemicals, Ltd......................................   156,927    982,131
    Gujarat Gas Co., Ltd..............................................   171,320    953,277
    Gujarat Industries Power Co., Ltd.................................    44,878     52,929
    Gujarat Mineral Development Corp., Ltd............................   306,023  1,030,777
    Gujarat Narmada Valley Fertilizers Co., Ltd.......................   190,388    298,357
    Gujarat NRE Coke, Ltd............................................. 1,141,588    351,018
    Gujarat State Fertilizers & Chemicals, Ltd........................   101,756    631,548
    Gujarat State Petronet, Ltd.......................................   545,610    690,451
    Gulf Oil Corp., Ltd...............................................    55,134     88,064
   *GVK Power & Infrastructure, Ltd................................... 3,866,606    898,418
   *Hathway Cable & Datacom, Ltd......................................   139,672    468,539
   *Havells India, Ltd................................................   148,102  1,421,109
    HCL Infosystems, Ltd..............................................   450,981    301,276
    HEG, Ltd..........................................................    58,975    218,040
   *HeidelbergCement India, Ltd.......................................   221,953    140,678
   *Hexa Tradex, Ltd..................................................    73,518     45,339
    Hexaware Technologies, Ltd........................................ 1,185,409  2,414,105
    Hikal, Ltd........................................................     3,493     19,399
   *Himachal Futuristic Communications, Ltd........................... 2,180,918    464,265
    Hinduja Global Solutions, Ltd.....................................    35,626    229,171
    Hinduja Ventures, Ltd.............................................    36,075    239,243
   *Hindustan Construction Co., Ltd................................... 1,799,218    562,649
   *Hindustan Oil Exploration Co., Ltd................................   170,285    359,902
    Honeywell Automation India, Ltd...................................     9,667    420,335
   *Hotel Leelaventure, Ltd...........................................   513,732    285,250
   *Housing Development & Infrastructure, Ltd......................... 1,271,365  1,803,849
    HSIL, Ltd.........................................................    99,175    228,470
    HT Media, Ltd.....................................................    67,258    101,261
    India Cements, Ltd................................................   924,739  1,376,450
    India Infoline, Ltd...............................................   806,171    741,831
    Indiabulls Financial Services, Ltd................................   357,294  1,461,177
    Indian Bank.......................................................    93,936    300,041
    Indian Hotels Co., Ltd............................................ 1,403,646  1,491,403
    Indian Overseas Bank..............................................   769,303  1,000,507
    Indo Rama Synthetics (India), Ltd.................................   110,426     43,196
    Indoco Remedies, Ltd..............................................    92,250     90,581
   *Indraprastha Gas, Ltd.............................................   121,901    511,810
   *IndusInd Bank, Ltd................................................   108,813    653,200
    Info Edge (India), Ltd............................................    72,494    420,898
    Infotech Enterprises, Ltd.........................................   176,903    561,240
    ING Vysya Bank, Ltd...............................................    21,126    144,350
    Ingersoll-Rand India, Ltd.........................................    26,727    216,479
    Ipca Laboratories, Ltd............................................   194,284  1,385,254
    IRB Infrastructure Developers, Ltd................................   343,938    777,177
    IVRCL Infrastructures & Projects, Ltd............................. 1,362,161  1,071,291
    J.B. Chemicals & Pharmaceuticals, Ltd.............................    89,920    110,507
   *Jagran Prakashan, Ltd.............................................   277,933    454,470
    Jai Corp., Ltd....................................................   212,983    212,490
    Jain Irrigation Systems, Ltd......................................   556,840    808,912
   *Jain Irrigation Systems, Ltd. Differential Voting Rights..........    27,842     18,767
   *Jammu & Kashmir Bank, Ltd.........................................    90,980  1,480,384
   *Jaypee Infratech, Ltd.............................................   769,539    744,837
    JBF Industries, Ltd...............................................    91,498    217,816
   *Jet Airways (India), Ltd..........................................   159,407  1,011,244
    Jindal Drilling & Industries, Ltd.................................    13,908     66,626
    Jindal Poly Films, Ltd............................................    73,216    235,948
    Jindal Saw, Ltd...................................................   507,760  1,084,762
   *Jindal South West Holdings, Ltd...................................       307      2,976

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

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CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
INDIA -- (Continued)
   *Jindal Stainless, Ltd.............................................   214,145 $  264,216
    JK Cement, Ltd....................................................    14,756     56,081
    JK Lakshmi Cement, Ltd............................................    19,586     30,741
    JM Financial, Ltd................................................. 1,191,541    278,406
    JSW Energy, Ltd...................................................    62,695     55,956
   *JSW ISPAT Steel, Ltd.............................................. 3,544,973    650,622
    Jubilant Industries, Ltd..........................................     1,005      2,461
    Jubilant Organosys, Ltd...........................................   167,482    495,077
   *Jyothy Laboratories, Ltd..........................................   167,422    371,842
    Kajaria Ceramics, Ltd.............................................    87,291    277,211
   *Kakinada Fertilizers, Ltd.........................................   632,948    127,580
    Kalpataru Power Transmission, Ltd.................................   116,772    146,599
    Kansai Nerolac Paints, Ltd........................................     1,392     22,199
    Karnataka Bank, Ltd...............................................   593,426  1,010,275
    Karur Vysya Bank, Ltd.............................................   159,651  1,195,153
    Karuturi Global, Ltd..............................................   408,138     30,360
   *Kaveri Seed Co., Ltd..............................................     7,181     97,476
    KEC International, Ltd............................................   298,666    308,094
    Kesoram Industries, Ltd...........................................    56,319    139,689
    Kewal Kiran Clothing, Ltd.........................................     1,598     14,402
   *Kingfisher Airlines, Ltd..........................................   766,122    129,506
    Kirloskar Brothers, Ltd...........................................       817      1,997
    Kirloskar Industries, Ltd.........................................     8,177     44,107
    Kirloskar Oil Engines, Ltd........................................   218,179    592,306
   *KPIT Cummins Infosystems, Ltd.....................................   249,989    525,824
    KSB Pumps, Ltd....................................................    31,790    118,239
   *KSK Energy Ventures, Ltd..........................................    34,237     34,870
    Lakshmi Machine Works, Ltd........................................     9,320    259,601
    Lakshmi Vilas Bank, Ltd...........................................    63,043     80,124
   *Lanco Infratech, Ltd.............................................. 2,883,805    651,996
    Madras Cements, Ltd...............................................   194,878    579,139
   *Mahanagar Telephone Nigam, Ltd....................................   647,863    353,305
   *Maharashtra Scooters, Ltd.........................................     4,550     27,887
    Maharashtra Seamless, Ltd.........................................   103,581    615,314
    Mahindra & Mahindra Financial Services, Ltd.......................   100,699  1,279,611
   *Mahindra Holidays & Resorts India, Ltd............................     7,323     37,067
    Mahindra Lifespace Developers, Ltd................................    45,460    263,955
    Mandhana Industries, Ltd..........................................    29,389    120,408
    Marico, Ltd.......................................................   537,559  1,876,811
   *MAX India, Ltd....................................................   448,540  1,410,098
    McLeod Russel (India), Ltd........................................   184,672  1,065,811
   *Mercator Lines, Ltd...............................................   775,539    262,118
   *Merck, Ltd........................................................    20,801    225,207
    MindTree, Ltd.....................................................    53,931    613,860
   *MOIL, Ltd.........................................................    28,795    138,447
    Monnet Ispat, Ltd.................................................    84,484    462,477
    Monsanto India, Ltd...............................................    22,756    254,656
   *Motherson Sumi Systems, Ltd.......................................   628,155  1,800,981
    Motilal Oswal Financial Services, Ltd.............................    18,723     33,220
    Mphasis, Ltd......................................................   134,399    948,253
    MRF, Ltd..........................................................     6,120  1,052,786
    Nagarjuna Construction Co., Ltd...................................   903,035    602,710
   *Nagarjuna Oil Refinery, Ltd.......................................   575,408     63,427
    Nahar Capital & Financial Services, Ltd...........................    10,494      8,957
    Nahar Poly Films, Ltd.............................................    31,302     12,579
    Natco Pharma, Ltd.................................................    59,085    369,016
    Nava Bharat Ventures, Ltd.........................................    13,117     45,675
    Navneet Publications India, Ltd...................................   216,124    219,026
    NESCO, Ltd........................................................    24,726    290,336
    NIIT Technologies, Ltd............................................   171,885    899,365
    NIIT, Ltd.........................................................   401,926    266,544

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

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CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
INDIA -- (Continued)
   *Nitin Fire Protection Industries, Ltd.............................   394,845 $  412,961
    Noida Toll Bridge Co., Ltd........................................   180,315     79,139
    OCL India, Ltd....................................................    56,194    100,508
   *OMAXE, Ltd........................................................   221,515    610,594
    Opto Circuits India, Ltd..........................................   489,236  1,359,440
    Orbit Corp., Ltd..................................................    18,562     15,067
    Orchid Chemicals & Pharmaceuticals, Ltd...........................   137,657    269,422
    Orient Paper & Industries, Ltd....................................   248,143    290,412
    Oriental Bank of Commerce.........................................   215,079    928,643
    Orissa Minerals Development Co., Ltd..............................       651    535,608
   *Oswal Chemical & Fertilizers, Ltd.................................    48,853     30,172
    Page Industries, Ltd..............................................     6,379    334,818
    Panacea Biotec, Ltd...............................................    66,407     85,602
    Pantaloon Retail India, Ltd.......................................     2,575      7,612
   *Parsvnath Developers, Ltd.........................................   446,760    310,919
    Patel Engineering, Ltd............................................    22,218     33,153
    Peninsula Land, Ltd...............................................   157,697    104,082
   *Persistent Systems, Ltd...........................................     7,374     50,774
    Petronet LNG, Ltd.................................................   324,231    851,661
    Pfizer, Ltd.......................................................     5,816    126,160
    Phoenix Mills, Ltd................................................    56,932    186,931
   *Pidilite Industries, Ltd..........................................   856,406  2,576,910
   *Pipavav Defence & Offshore Engineering Co., Ltd...................   791,094    858,264
    Piramal Healthcare, Ltd...........................................   225,592  2,094,065
    Plethico Pharmaceuticals, Ltd.....................................    50,065    302,275
    Polaris Financial Technology, Ltd.................................   125,423    250,306
    Praj Industries, Ltd..............................................   383,722    359,555
    Prakash Industries, Ltd...........................................    15,110     16,188
   *Prime Focus, Ltd..................................................    93,405     70,237
    Prism Cement, Ltd.................................................   429,437    394,704
    Proctor & Gamble Hygiene & Health Care, Ltd.......................     2,603    105,100
    PTC (India), Ltd..................................................   865,738    878,107
    Punj Lloyd, Ltd...................................................   969,735    885,535
    Punjab & Sind Bank................................................   172,073    194,921
    Radico Khaitan, Ltd...............................................   295,860    579,774
    Rain Commodities, Ltd.............................................   393,252    240,026
    Rajesh Exports, Ltd...............................................   106,849    247,298
    Rallis India, Ltd.................................................   348,876    795,482
   *Rama Newsprint & Papers, Ltd......................................     7,271      1,117
    Raymond, Ltd......................................................   198,416  1,226,252
   *Redington India, Ltd..............................................   497,051    603,874
    REI Agro, Ltd..................................................... 1,911,333    357,371
    REI Six Ten Retail, Ltd...........................................   159,806     11,822
    Rolta (India), Ltd................................................   535,232    653,093
    Ruchi Soya Industries, Ltd........................................   497,831    756,750
    S Mobility, Ltd...................................................    70,822     54,717
    S. Kumars Nationwide, Ltd.........................................   740,575    348,845
    Sadbhav Engineering, Ltd..........................................    92,532    221,046
    Sanofi India, Ltd.................................................    24,044    948,800
   *Sanwaria Agro Oils, Ltd...........................................    42,781     27,277
   *Satyam Computer Services, Ltd..................................... 1,448,406  2,117,796
   *Schneider Electric Infrastructure, Ltd............................   146,336    201,311
   *SEAMEC, Ltd.......................................................    48,777     72,347
    Shipping Corp. of India, Ltd......................................   702,433    683,089
    Shiv-Vani Oil & Gas Exploration Services, Ltd.....................     7,812     20,811
    Shoppers Stop, Ltd................................................   108,705    713,711
    Shree Cement, Ltd.................................................    17,520    999,767
    Shree Renuka Sugars, Ltd.......................................... 1,810,261  1,002,950
    Simplex Infrastructures, Ltd......................................     1,045      3,861
    Sintex Industries, Ltd............................................   772,241    829,849
    SKF (India), Ltd..................................................    70,090    768,097

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CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
INDIA -- (Continued)
    Sobha Developers, Ltd.............................................   219,920 $1,374,534
    Solar Industries India, Ltd.......................................     6,896    115,640
    South Indian Bank, Ltd............................................ 1,981,190    824,111
    SREI Infrastructure Finance, Ltd..................................   297,648    114,730
    SRF, Ltd..........................................................   101,277    367,765
    State Bank of Bikaner & Jaipur....................................    52,755    336,057
   *Sterling Biotech, Ltd.............................................   305,767     38,342
    Sterlite Technologies, Ltd........................................   516,002    301,820
    Strides Arcolab, Ltd..............................................   184,977  2,369,099
    Styrolution ABS India, Ltd........................................    23,441    271,283
   *Summit Securities, Ltd............................................       191        255
   *Sun Pharma Advanced Research Co., Ltd.............................   286,635    384,306
    Sundaram Finance, Ltd.............................................    17,281    229,406
    Sundaram-Clayton, Ltd.............................................     7,780     24,756
    Sundram Fastners, Ltd.............................................   365,122    315,293
    Supreme Industries, Ltd...........................................   119,419    535,217
    Supreme Petrochem, Ltd............................................   134,707    110,910
   *Surana Industries, Ltd............................................    14,879     44,308
   *Suzlon Energy, Ltd................................................ 3,471,114  1,140,731
    Swaraj Engines, Ltd...............................................     3,100     22,800
   *Syndicate Bank....................................................   605,825  1,062,449
    Taj GVK Hotels & Resorts, Ltd.....................................     4,871      5,841
    Tata Chemicals, Ltd...............................................   101,788    557,968
    Tata Communications, Ltd..........................................   265,299  1,175,215
   #Tata Communications, Ltd. ADR.....................................    92,938    810,419
    Tata Elxsi, Ltd...................................................    51,574    200,344
   *Tata Investment Corp., Ltd........................................    39,050    308,326
    Tata Tea, Ltd..................................................... 1,271,119  2,907,497
   *Tata Teleservices Maharashtra, Ltd................................ 2,003,794    463,292
    TCI Developers, Ltd...............................................       452      1,040
    Tech Mahindra, Ltd................................................   103,525  1,326,896
    Texmaco Rail & Engineering, Ltd...................................   155,901    148,369
    Texmaco, Ltd......................................................   112,365     56,266
    Thermax India, Ltd................................................   104,047    902,447
    Time Technoplast, Ltd.............................................   128,320    102,711
    Timken India, Ltd.................................................    23,005     77,934
    Titagarh Wagons, Ltd..............................................    23,464    132,591
    Torrent Pharmaceuticals, Ltd......................................   126,552  1,523,057
    Trent, Ltd........................................................    25,594    467,607
    Triveni Turbine, Ltd..............................................   146,168    118,384
    TTK Prestige, Ltd.................................................    15,936  1,020,078
    Tube Investments of India, Ltd....................................   295,067    867,726
    Tulip IT Services, Ltd............................................   175,175    316,025
   *TV18 Broadcast, Ltd...............................................    79,058     31,165
    TVS Motor Co., Ltd................................................   760,779    516,322
    UCO Bank..........................................................   710,947    886,475
    Uflex, Ltd........................................................   103,981    196,008
    Unichem Laboratories, Ltd.........................................   130,867    350,938
   *Unitech, Ltd...................................................... 6,008,466  2,349,069
   *United Bank of India..............................................    21,479     20,908
    United Phosphorus, Ltd............................................   896,355  1,922,167
    Usha Martin, Ltd..................................................   556,377    266,316
   *Vardhman Special Steels, Ltd......................................    15,258      9,054
    Vardhman Textiles, Ltd............................................    76,291    322,990
    Varun Shipping Co., Ltd...........................................    27,642      7,626
    Vesuvius India, Ltd...............................................     1,802     11,333
    Videocon Industries, Ltd..........................................   341,691  1,048,898
    Vijaya Bank, Ltd..................................................   663,648    636,589
    VIP Industries, Ltd...............................................   149,430    193,719
    Voltas, Ltd.......................................................   594,307  1,126,468
    VST Industries, Ltd...............................................     9,217    273,717

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

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CONTINUED


                                                                            SHARES      VALUE++
                                                                            ------      -------
INDIA -- (Continued)
    WABCO India, Ltd..................................................       7,875 $    214,653
   *Welspun Corp., Ltd................................................     610,602    1,112,463
   *Welspun Global Brands, Ltd........................................       9,265        6,295
   *Welspun Investments & Commercials, Ltd............................       3,961        1,348
   *Wockhardt, Ltd....................................................      78,177    1,377,035
   *Wyeth, Ltd........................................................      37,768      624,717
   *Zee Learn, Ltd....................................................      57,229       27,965
   *Zensar Technologies, Ltd..........................................      83,921      404,455
   *Zuari Holdings, Ltd...............................................      42,970      258,291
    Zuari Industries, Ltd.............................................      42,970      105,068
   *Zydus Wellness, Ltd...............................................      28,243      210,487
    Zylog Systems, Ltd................................................      53,030      282,958
                                                                                   ------------
TOTAL INDIA...........................................................              208,111,375
                                                                                   ------------
INDONESIA -- (4.7%)
    PT Ace Hardware Indonesia Tbk.....................................     668,000      414,370
    PT Adhi Karya Persero Tbk.........................................   4,003,000      383,156
   *PT Agis Tbk.......................................................  12,930,500      430,187
    PT Agung Podomoro Land Tbk........................................  10,542,000      381,745
    PT AKR Corporindo Tbk.............................................  12,025,200    4,606,042
   *PT Alam Sutera Realty Tbk.........................................  50,447,500    2,442,072
    PT Aneka Tambang Persero Tbk......................................  16,675,500    2,247,453
    PT Asahimas Flat Glass Tbk........................................     983,000      599,481
    PT Astra Graphia Tbk..............................................   1,904,000      263,760
   *PT Bakrie & Brothers Tbk.......................................... 319,498,500    1,682,367
    PT Bakrie Sumatera Plantations Tbk................................  51,234,000      913,713
   *PT Bakrie Telecom Tbk.............................................  87,585,398    1,574,203
   *PT Bakrieland Development Tbk..................................... 219,775,750    1,406,738
    PT Bank Bukopin Tbk...............................................  20,772,666    1,375,022
   *PT Bank Pan Indonesia Tbk.........................................   2,629,500      198,972
   *PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk..............   8,691,500      858,182
    PT Bank Tabungan Negara Persero Tbk...............................  12,736,712    1,832,205
   *PT Barito Pacific Tbk.............................................   9,296,000      508,591
   *PT Benakat Petroleum Energy Tbk...................................  16,782,500      351,837
   *PT Berau Coal Energy Tbk..........................................   1,440,000       49,982
   *PT Berlian Laju Tanker Tbk........................................  35,106,366      726,978
    PT Bhakti Investama Tbk...........................................  94,987,900    4,038,112
    PT Bisi International Tbk.........................................   6,255,500      776,637
    PT Budi Acid Jaya Tbk.............................................   5,947,000      104,264
   *PT Bumi Resources Minerals Tbk....................................   6,210,500      323,014
   *PT Bumi Serpong Damai Tbk.........................................  30,256,200    3,650,197
   *PT BW Plantation Tbk..............................................   8,541,000    1,330,446
   *PT Central Proteinaprima Tbk......................................  21,920,000       81,057
    PT Chandra Asri Petrochemical Tbk.................................      13,500        2,482
    PT Charoen Pokphand Indonesia Tbk.................................  11,143,500    3,737,959
    PT Ciputra Development Tbk........................................  45,925,580    3,133,006
   *PT Ciputra Property Tbk...........................................   6,371,000      422,430
    PT Ciputra Surya Tbk..............................................   3,439,000      699,782
   *PT Citra Marga Nusaphala Persada Tbk..............................   7,897,000    1,679,532
    PT Clipan Finance Indonesia Tbk...................................   1,482,000       66,214
   *PT Darma Henwa Tbk................................................  72,303,600      380,239
   *PT Davomas Adabi Tbk..............................................  37,629,500      198,782
   *PT Delta Dunia Makmur Tbk.........................................  24,225,000      699,242
    PT Elnusa Tbk.....................................................   3,008,000       54,230
   *PT Energi Mega Persada Tbk........................................ 152,408,500    1,914,960
    PT Ever Shine Textile Tbk.........................................   3,654,640       61,779
    PT Fajar Surya Wisesa Tbk.........................................       5,000        1,102
    PT Gajah Tunggal Tbk..............................................   7,477,000    1,828,531
   *PT Garuda Indonesia Persero Tbk...................................   3,652,000      284,537
   *PT Global Mediacom Tbk............................................  20,389,500    3,756,621
   *PT Gozco Plantations Tbk..........................................  10,969,200      282,475

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           SHARES    VALUE++
                                                                           ------    -------
INDONESIA -- (Continued)
   *PT Hanson International Tbk....................................... 17,317,500 $  429,156
    PT Harum Energy Tbk...............................................  3,739,000  2,216,807
    PT Hexindo Adiperkasa Tbk.........................................    921,000    696,635
    PT Holcim Indonesia Tbk...........................................  9,852,500  2,723,102
   *PT Indah Kiat Pulp & Paper Corp. Tbk.............................. 10,795,500  1,399,086
    PT Indika Energy Tbk..............................................  7,718,500  1,392,227
    PT Indorama Synthetics Tbk........................................    485,000     84,439
   *PT Inovisi Infracom Tbk...........................................    191,200    129,223
   *PT Intiland Development Tbk....................................... 20,897,532    744,065
    PT Japfa Comfeed Indonesia Tbk....................................  4,324,000  1,976,277
    PT Jaya Real Property Tbk.........................................  1,967,500    550,858
   *PT Kawasan Industri Jababeka Tbk.................................. 93,476,500  1,794,923
    PT Lippo Karawaci Tbk............................................. 78,560,312  7,365,267
   *PT Malindo Feedmill Tbk...........................................  3,903,000    672,923
    PT Matahari Putra Prima Tbk.......................................  8,296,628    890,122
    PT Mayorah Indah Tbk..............................................  2,520,500  5,945,084
    PT Medco Energi Internasional Tbk.................................  7,059,500  1,285,413
    PT Media Nusantara Citra Tbk...................................... 15,695,985  3,922,318
    PT Mitra Adiperkasa Tbk...........................................  4,944,500  3,744,399
   *PT Mitra International Resources Tbk..............................  6,855,000     50,697
   *PT Multistrada Arah Sarana Tbk....................................  6,255,000    315,570
   *PT Myoh Technology Tbk............................................    511,500     68,913
    PT Nippon Indosari Corpindo Tbk...................................    392,000    200,281
   *PT Nusantara Infrastructure Tbk...................................  4,101,500     84,339
    PT Pabrik Kertas Tjiwi Kimia Tbk..................................    557,500    157,807
   *PT Pakuwon Jati Tbk............................................... 70,747,200  1,672,333
    PT Pan Brothers Tbk...............................................    207,000     10,580
   *PT Panasia Indosyntec Tbk.........................................     79,000        901
   *PT Panin Financial Tbk............................................ 68,452,500    999,961
    PT Panin Insurance Tbk............................................  6,780,000    355,708
    PT Pembangunan Perumahan Persero Tbk..............................  5,686,000    359,905
   *PT Perusahaan Perkebunan London Sumatra Indonesia Tbk............. 11,673,500  3,380,184
   *PT Polaris Investama Tbk..........................................  2,730,500    397,047
   *PT Polychem Indonesia Tbk.........................................  6,839,000    266,569
    PT Ramayana Lestari Sentosa Tbk................................... 15,941,500  2,110,447
    PT Resource Alam Indonesia Tbk....................................  1,620,000    587,155
    PT Sampoerna Agro Tbk.............................................  3,638,500  1,148,035
    PT Samudera Indonesia Tbk.........................................    222,500     89,447
    PT Selamat Sempurna Tbk...........................................  3,836,000    808,219
   *PT Sentul City Tbk................................................ 97,551,500  2,252,045
    PT Sinar Mas Agro Resources & Technology Tbk......................  1,037,460    705,031
   *PT Sinar Mas Multiartha Tbk.......................................      3,500      1,524
    PT Summarecon Agung Tbk........................................... 27,073,532  4,615,795
   *PT Sunson Textile Manufacturer Tbk................................  2,325,500     44,901
   *PT Surabaya Agung Industri Pulp & Kertas Tbk......................     64,500      1,764
   *PT Surya Dumai Industri Tbk.......................................  3,298,500         --
    PT Surya Semesta Internusa Tbk.................................... 19,654,500  2,369,208
   *PT Suryainti Permata Tbk..........................................  7,252,000     68,191
   *PT Texmaco Jaya Tbk...............................................     93,000     28,986
   *PT Tiga Pilar Sejahtera Food Tbk.................................. 10,096,000    765,418
    PT Timah Persero Tbk.............................................. 13,764,500  1,921,669
    PT Total Bangun Persada TbK.......................................  5,645,500    314,530
   *PT Tower Bersama Infrastructure Tbk...............................  4,208,000  1,740,152
   *PT Trada Maritime Tbk............................................. 32,333,513  3,033,429
    PT Trias Sentosa Tbk.............................................. 38,725,600  1,425,185
    PT Trimegah Securities Tbk........................................  9,741,000    127,956
   *PT Truba Alam Manunggal Engineering Tbk........................... 21,316,500     51,799
    PT Tunas Baru Lampung Tbk.........................................  8,804,000    499,233
    PT Tunas Ridean Tbk............................................... 13,838,000  1,165,885
   *PT Ultrajaya Milk Industry & Trading Co. Tbk......................    390,000     47,485
    PT Unggul Indah Cahaya Tbk........................................     48,239     10,142

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           SHARES      VALUE++
                                                                           ------      -------
INDONESIA -- (Continued)
    PT Wijaya Karya Persero Tbk....................................... 10,633,000 $  1,117,034
                                                                                  ------------
TOTAL INDONESIA.......................................................             126,088,470
                                                                                  ------------
ISRAEL -- (0.0%)
    Alony Hetz Properties & Investments, Ltd..........................          1            2
    Beit Shemesh Engines Holdings, Ltd................................         --           --
    Delta-Galil Industries, Ltd.......................................          1            7
   *Electra Real Estate, Ltd..........................................          1            1
   *Feuchtwanger Investments, Ltd.....................................      4,200           13
   *Formula Systems (1985), Ltd.......................................         --            3
   *Formula Vision Technologies, Ltd..................................          1           --
   *Jerusalem Oil Exploration, Ltd....................................         --            3
   *Knafaim Holdings, Ltd.............................................     19,085       55,962
   *Metis Capital, Ltd................................................        919        1,043
   *Mivtach Shamir Holdings, Ltd......................................     13,006      210,074
   *Naphtha Israel Petroleum Corp., Ltd...............................          1            3
    Osem Investments, Ltd.............................................          1            8
    Super-Sol, Ltd. Series B..........................................         --            1
                                                                                  ------------
TOTAL ISRAEL..........................................................                 267,120
                                                                                  ------------
MALAYSIA -- (5.3%)
   *Adventa Berhad....................................................      4,600        2,805
    Aeon Co. (M) Berhad...............................................    974,200    3,013,230
    Aeon Credit Service M Berhad......................................     39,000      137,186
    Affin Holdings Berhad.............................................    908,300    1,056,287
   *Alam Maritim Resources Berhad.....................................    994,100      163,067
    Amcorp Properties Berhad..........................................    232,033       36,872
    Amway (Malaysia) Holdings Berhad..................................    396,700    1,240,921
   *Ancom Berhad......................................................    269,400       33,368
    Ann Joo Resources Berhad..........................................    981,750      513,102
   *Anson Perdana Berhad..............................................     10,000          144
    APM Automotive Holdings Berhad....................................    286,200      457,237
    Asas Dunia Berhad.................................................    100,400       49,769
   *AYS Ventures Berhad...............................................     20,683        3,305
    Bandar Raya Developments Berhad...................................  1,272,300    1,091,799
    Berjaya Assets Berhad.............................................    810,100      233,891
    Berjaya Corp. Berhad.............................................. 11,421,600    2,657,080
   *Berjaya Land Berhad...............................................  3,734,000    1,000,762
    BIMB Holdings Berhad..............................................  1,896,600    1,841,134
    Bintulu Port Holdings Berhad......................................     25,900       58,020
   *BLD Plantation Berhad.............................................      6,600       17,830
    Bolton Berhad.....................................................    689,430      179,375
   *Boustead Heavy Industries Corp. Berhad............................    216,400      189,391
    Boustead Holdings Berhad..........................................    616,272    1,081,345
    Bursa Malaysia Berhad.............................................  1,871,100    3,753,559
    Cahya Mata Sarawak Berhad.........................................    828,400      778,866
    Carlsberg Brewery Berhad..........................................    716,500    2,704,673
   *Carotech Berhad...................................................    230,650        1,474
    CB Industrial Product Holding Berhad..............................    716,720      602,305
    Chemical Co. of Malaysia Berhad...................................    443,200      198,092
    Chin Teck Plantations Berhad......................................     33,000       95,238
    CI Holdings Berhad................................................     80,200       26,277
    Coastal Contracts Berhad..........................................    623,866      374,801
    CSC Steel Holdings Berhad.........................................    534,600      204,544
    Cycle & Carriage Bintang Berhad...................................     15,000       14,473
    Daibochi Plastic & Packaging Industry Berhad......................     10,600       11,136
   *Datuk Keramik Holdings Berhad.....................................     24,000           --
    Dayang Enterprise Holdings Berhad.................................    742,631      473,006
    Dialog Group Berhad...............................................  4,320,892    3,301,172
    Dijaya Corp. Berhad...............................................    333,300      123,464
    DRB-Hicom Berhad..................................................  3,943,700    3,233,626

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
MALAYSIA -- (Continued)
    Dutch Lady Milk Industries Berhad.................................   129,000 $1,521,380
    Eastern & Oriental Berhad......................................... 2,805,600  1,365,837
   *ECM Libra Financial Group Berhad.................................. 1,372,801    382,032
    Encorp Berhad.....................................................    89,200     17,663
    Eng Kah Corp. Berhad..............................................    19,900     24,399
    Evergreen Fibreboard Berhad....................................... 1,205,700    334,609
   *Faber Group Berhad................................................   711,400    327,029
    Far East Holdings Berhad..........................................    61,500    147,202
   *Fountain View Development Berhad..................................   808,200         --
    Fraser & Neave Holdings Berhad....................................   206,900  1,268,973
    George Kent (Malaysia) Berhad.....................................    34,200     11,278
   *Glenealy Plantations Berhad.......................................     2,900      6,604
    Globetronics Technology Berhad....................................   494,060    228,423
    Glomac Berhad.....................................................   897,200    243,236
   *Golden Plus Holdings Berhad.......................................   216,000     72,472
    Goldis Berhad.....................................................   524,250    342,950
   *Green Packet Berhad...............................................   316,700     48,478
    GUH Holdings Berhad...............................................   419,600    170,775
    Guinness Anchor Berhad............................................   816,200  3,644,447
    GuocoLand (Malaysia) Berhad.......................................   719,200    192,508
    Hai-O Enterprise Berhad...........................................   398,680    264,429
    Hap Seng Consolidated Berhad...................................... 3,728,540  2,053,889
    Hap Seng Plantations Holdings Berhad..............................   800,700    800,775
    Hartalega Holdings Berhad.........................................   594,900    834,926
   *Hiap Teck Venture Berhad..........................................   220,800     38,974
   *Ho Wah Genting Berhad............................................. 2,215,500    270,843
    Hock Seng Lee Berhad.............................................. 1,051,116    549,449
   *Hong Leong Capital Berhad.........................................    44,000     16,903
    Hong Leong Industries Berhad......................................   605,900    759,927
   *Hovid Berhad......................................................   922,600     60,392
    Hunza Properties Berhad...........................................   446,200    210,770
    Hwang-DBS (Malaysia) Berhad.......................................   293,200    233,714
    IGB Corp. Berhad.................................................. 3,695,255  3,231,706
    IJM Land Berhad................................................... 1,942,100  1,550,217
    IJM Plantations Berhad............................................ 1,372,100  1,578,520
   *Inch Kenneth Kajang Rubber Berhad.................................    45,400      8,468
   *Insas Berhad...................................................... 1,724,481    230,976
    Integrated Logistics Berhad.......................................   299,815     81,423
   *Integrax Berhad...................................................    36,600     16,798
   *Iris Corp. Berhad................................................. 3,307,200    178,800
   *Jaks Resources Berhad............................................. 1,811,000    268,416
    Jaya Tiasa Holdings Berhad........................................   458,210  1,236,896
    JCY International Berhad.......................................... 2,789,700  1,375,903
    JobStreet Corp. Berhad............................................    26,700     18,267
    JT International Berhad...........................................   554,100  1,194,798
    K & N Kenanga Holdings Berhad.....................................   839,900    174,929
   *Karambunai Corp. Berhad........................................... 4,654,100    192,251
    Keck Seng (Malaysia) Berhad.......................................   828,150  1,082,048
    KFC Holdings (Malaysia) Berhad.................................... 2,239,200  2,720,569
    Kian Joo Can Factory Berhad....................................... 1,193,080    988,142
    Kim Loong Resources Berhad........................................   254,560    214,245
    Kinsteel Berhad................................................... 1,664,100    219,816
    KLCC Property Holdings Berhad.....................................   926,400  1,504,981
   *KNM Group Berhad.................................................. 4,309,950    863,066
    Kossan Rubber Industries Berhad...................................   638,900    643,566
    KPJ Healthcare Berhad............................................. 1,846,050  3,487,300
    KrisAssets Holdings Berhad........................................    90,463    244,826
   *KSK Group Berhad.................................................. 3,263,700    717,258
    KSL Holdings Berhad...............................................   665,466    294,778
   *KUB (Malaysia) Berhad............................................. 1,353,500    226,083
    Kulim (Malaysia) Berhad........................................... 1,127,600  1,859,448

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
MALAYSIA -- (Continued)
   *Kumpulan Europlus Berhad..........................................   950,100 $  317,166
    Kumpulan Fima Berhad..............................................   445,650    329,189
    Kumpulan Perangsang Selangor Berhad...............................   597,200    190,430
    Kwantas Corp. Berhad..............................................   390,200    261,299
   *Land & General Berhad............................................. 1,544,300    225,794
   *Landmarks Berhad..................................................   938,200    302,143
    Latexx Partners Berhad............................................   543,200    304,379
   *LBS Bina Group Berhad.............................................   863,300    233,846
    Lingkaran Trans Kota Holdings Berhad..............................   915,600  1,228,699
    Lingui Development Berhad.........................................   266,600    130,175
   *Lion Corp. Berhad.................................................   535,800     53,724
    Lion Diversified Holdings Berhad..................................     4,600        453
    Lion Industries Corp. Berhad...................................... 2,070,600    738,436
    LPI Capital Berhad................................................    76,280    326,283
    Mah Sing Group Berhad............................................. 1,331,740    946,124
    Malayan Flour Mills Berhad........................................ 1,120,650    538,307
    Malaysia Building Society Berhad.................................. 1,463,200  1,160,628
   *Malaysian Airlines System Berhad.................................. 3,821,900  1,294,244
    Malaysian Bulk Carriers Berhad.................................... 1,143,500    586,901
    Malaysian Pacific Industries Berhad...............................   304,513    272,926
    Malaysian Resources Corp. Berhad.................................. 6,496,649  3,735,423
   *Mancon Berhad.....................................................    12,000      3,336
    Marco Holdings Berhad............................................. 1,867,300     86,455
   *Masterskill Education Group Berhad................................   123,600     33,334
    MBM Resources Berhad..............................................   662,696    819,762
   *Media Chinese International, Ltd..................................    64,800     31,554
    Media Prima Berhad................................................ 3,276,403  2,511,490
    Mega First Corp. Berhad...........................................   404,800    218,953
   *MEMS Technology Berhad............................................ 1,917,000     36,753
   *MHC Plantations Berhad............................................    22,300      9,091
   *MK Land Holdings Berhad...........................................   775,500    102,338
    MKH Berhad........................................................   498,092    389,152
    MNRB Holdings Berhad..............................................   497,100    475,453
    Mudajaya Group Berhad.............................................   629,666    502,830
    Muhibbah Engineering Berhad....................................... 1,048,450    308,725
   *Mulpha International Berhad....................................... 7,027,100    950,878
    Multi-Purpose Holdings Berhad.....................................   297,100    335,870
    My EG Services Berhad.............................................   298,900     66,192
    Naim Holdings Berhad..............................................   661,700    372,873
   *Narra Industries Berhad...........................................    16,000      1,651
    NCB Holdings Berhad............................................... 1,147,200  1,605,548
   *Nikko Electronics Berhad..........................................    36,600        117
   *Notion VTEC Berhad................................................   688,216    276,383
    NTPM Holdings Berhad.............................................. 1,203,180    184,243
    Nylex (Malaysia) Berhad...........................................   428,457     76,397
    Oriental Holdings Berhad..........................................   204,200    490,601
    OSK Holdings Berhad............................................... 2,213,270  1,015,573
    P.I.E. Industrial Berhad..........................................   140,100    192,925
    Padini Holdings Berhad............................................ 1,633,500  1,067,289
    Panasonic Manufacturing (Malaysia) Berhad.........................   157,184  1,174,579
   *Panglobal Berhad..................................................    14,000      8,455
    Paramount Corp. Berhad............................................   265,200    136,142
    PBA Holdings Berhad...............................................   274,100     80,398
    Pelikan International Corp. Berhad................................   783,940    197,205
   *Perdana Petroleum Berhad.......................................... 1,261,700    274,400
   *Perisai Petroleum Teknologi Berhad................................ 1,827,200    520,162
    Perusahaan Sadur Timah Malaysia (Perstima) Berhad.................     5,000      5,269
   *Perwaja Holdings Berhad...........................................    33,300      6,906
    Pharmaniaga Berhad................................................    13,515     40,940
    PJ Development Holdings Berhad.................................... 1,070,900    276,943
   *POS (Malaysia) Berhad............................................. 1,067,700    989,622

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
MALAYSIA -- (Continued)
    Press Metal Berhad................................................   667,400 $  382,668
   *Prime Utilities Berhad............................................     3,000         86
    Protasco Berhad...................................................   575,600    166,237
   *Puncak Niaga Holding Berhad.......................................   709,020    302,876
    QL Resources Berhad............................................... 1,813,420  1,854,551
    QSR Brands Berhad.................................................   148,433    308,404
    RCE Capital Berhad................................................ 1,023,900    155,054
   *Rekapacific Berhad................................................    55,000         --
    Salcon Berhad.....................................................   749,400    116,990
   *Sapurakencana Petroleum Berhad.................................... 3,394,424  2,657,402
    Sarawak Oil Palms Berhad..........................................   217,860    478,873
    Sarawak Plantation Berhad.........................................    96,300     87,552
    Scientex Berhad...................................................   344,862    263,430
   *Scomi Group Berhad................................................ 4,258,700    291,800
    Selangor Dredging Berhad.......................................... 1,118,200    279,854
    Selangor Properties Berhad........................................   139,200    149,504
    Shangri-La Hotels (Malaysia) Berhad...............................   173,600    192,507
    Shell Refining Co. Federation of Malaysia Berhad..................     2,700      7,897
    SHL Consolidated Berhad...........................................   277,400    112,281
   *Sino Hua-An International Berhad..................................   419,900     24,832
    Southern Acids (Malaysia) Berhad..................................    41,000     31,087
   *SPK Sentosa Corp. Berhad..........................................   130,200     11,774
   *SRI Hartemas Berhad...............................................    65,000         --
    Star Publications (Malaysia) Berhad...............................   702,300    712,109
    Subur Tiasa Holdings Berhad.......................................   386,085    300,558
   *Sunway Berhad..................................................... 2,204,470  1,587,814
    Supermax Corp. Berhad............................................. 2,293,100  1,599,315
    Suria Capital Holdings Berhad.....................................   672,800    334,028
    Ta Ann Holdings Berhad............................................   738,608  1,103,090
    TA Enterprise Berhad.............................................. 4,945,800    843,971
    TA Global Berhad.................................................. 3,003,440    268,221
    TAHPS Group Berhad................................................     4,000      6,403
    Tan Chong Motor Holdings Berhad................................... 1,350,500  1,913,364
    Tasek Corp. Berhad................................................    45,900    143,659
    TDM Berhad........................................................   475,400    677,902
   *Tebrau Teguh Berhad............................................... 3,129,000    758,523
   *TH Heavy Engineering Berhad....................................... 2,725,000    398,009
    TH Plantations Berhad.............................................   830,600    668,823
    Three-A Resources Berhad..........................................   370,700    135,984
   *Time Dotcom Berhad................................................ 1,661,488  1,839,749
    Time Engineering Berhad........................................... 1,664,600    172,220
    Top Glove Corp. Berhad............................................ 1,625,460  2,780,026
    Tradewinds (Malaysia) Berhad......................................   417,800  1,120,038
    Tradewinds Corp. Berhad...........................................   628,200    158,347
    Tradewinds Plantation Berhad......................................   250,800    384,298
    TRC Synergy Berhad................................................   155,520     30,433
    TSH Resources Berhad..............................................   665,700    552,253
    Uchi Technologies Berhad..........................................   871,200    332,972
    Unico-Desa Plantations Berhad..................................... 1,853,775    739,836
    Unisem (Malaysia) Berhad.......................................... 2,084,590    854,636
    United Malacca Berhad.............................................   391,050    948,620
    United Plantations Berhad.........................................   508,900  4,220,646
    VS Industry Berhad................................................   344,026    173,927
    Wah Seong Corp. Berhad............................................ 1,436,793    857,789
    WCT Berhad........................................................ 2,341,400  1,886,096
    Wing Tai (Malaysia) Berhad........................................   551,500    318,574
    WTK Holdings Berhad............................................... 1,574,800    601,198
    Yeo Hiap Seng (Malaysia) Berhad...................................   164,560    179,580
    YNH Property Berhad...............................................   918,198    551,202
    YTL e-Solutions Berhad............................................ 3,485,600    854,335
   *YTL Land & Development Berhad.....................................   754,300    271,003

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CONTINUED


                                                                          SHARES      VALUE++
                                                                          ------      -------
MALAYSIA -- (Continued)
    Zhulian Corp Berhad...............................................   382,433 $    257,251
                                                                                 ------------
TOTAL MALAYSIA........................................................            142,270,223
                                                                                 ------------
MEXICO -- (3.0%)
  #*Alsea S.A.B. de C.V............................................... 1,948,576    2,685,822
    Arca Continental S.A.B. de C.V.................................... 2,054,700   12,908,989
  #*Axtel S.A.B. de C.V............................................... 3,085,812      471,045
  #*Bio Pappel S.A.B. de C.V..........................................    41,015       24,951
    Bolsa Mexicana de Valores S.A. de C.V............................. 1,581,215    3,008,214
   #Cia Minera Autlan S.A.B. de C.V. Series B.........................   341,275      379,808
    Compartamos S.A.B. de C.V......................................... 3,495,589    3,490,726
   *Consorcio ARA S.A.B. de C.V. Series *............................. 3,048,554      813,804
   *Consorcio Hogar S.A.B. de C.V. Series B...........................    52,093       10,498
   *Corporacion GEO S.A.B. de C.V. Series B........................... 2,444,338    2,569,601
   *Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B.   960,372      476,629
   *Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B......     1,323          301
    Corporacion Moctezuma S.A.B. de C.V. Series *.....................   858,200    2,057,331
    Corporativo Fragua S.A.B. de C.V..................................         3           48
   *Corporativo GBM S.A.B. de C.V.....................................    26,419       12,019
  #*Desarrolladora Homex S.A.B. de C.V................................ 1,235,743    2,443,888
  #*Desarrolladora Homex S.A.B. de C.V. ADR...........................    38,266      453,835
   *Empaques Ponderosa S.A. de C.V. Series B..........................   206,000       13,941
   *Empresas ICA S.A.B. de C.V........................................ 1,011,419    1,696,029
  #*Empresas ICA S.A.B. de C.V. Sponsored ADR.........................   626,760    4,193,024
   *Financiera Independencia S.A.B. de C.V............................   215,935       75,829
  #*Genomma Lab Internacional S.A.B. de C.V. Series B................. 2,081,820    4,206,377
  #*Gruma S.A.B. de C.V. ADR..........................................    33,070      345,582
   *Gruma S.A.B. de C.V. Series B..................................... 1,253,434    3,280,974
   #Grupo Aeroportuario del Centro Norte S.A.B. de C.V................   463,300      975,478
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR...........     3,642       61,186
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR...............    11,542      454,293
  #*Grupo Aeroportuario del Pacifico S.A.B. de C.V. Series B..........   397,154    1,558,931
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR................    16,100    1,434,671
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B...........   234,096    2,094,603
   *Grupo Cementos de Chihuahua S.A.B. de C.V.........................   822,000    2,596,082
  #*Grupo Famsa S.A.B. de C.V. Series A...............................   940,052    1,109,104
   #Grupo Herdez S.A.B. de C.V. Series *..............................   723,190    1,765,218
   *Grupo Industrial Maseca S.A.B. de C.V. Series B...................   578,600      663,507
    Grupo Industrial Saltillo S.A.B. de C.V...........................   165,733      189,991
    Grupo Kuo S.A.B. de C.V. Series B.................................   297,061      590,392
    Grupo Nutrisa S.A.B. de C.V.......................................        88          443
   *Grupo Pochteca S.A.B. de C.V......................................     1,300          308
   *Grupo Posadas S.A.B. de C.V. Series L.............................   198,900      235,117
   *Grupo Qumma S.A. de C.V. Series B.................................   105,334        1,426
  #*Grupo Simec S.A. de C.V. Series B.................................   528,437    1,715,031
   #Industrias Bachoco S.A.B. de C.V. Series B........................   237,448      452,631
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR...................     5,667      130,341
  #*Industrias CH S.A.B. de C.V. Series B............................. 1,217,718    6,101,181
  #*Inmuebles Carso S.A.B. de C.V. Series B-1.........................   340,447      259,844
   *Megacable Holdings S.A.B. de C.V..................................   143,431      308,465
   *OHL Mexico S.A.B. de C.V..........................................   658,337      999,993
  #*Promotora y Operadora de Infraestructura S.A.B de C.V.............   670,386    3,476,822
    Qualitas Cia de Seguros S.A. de C.V...............................    12,200       13,899
   *Sanluis Rassini S.A.P.I. de C.V. Series A.........................     3,300           --
   *Sanluis Rassini S.A.P.I. de C.V. Series B.........................     4,642           --
   *Sanluis Rassini S.A.P.I. de C.V. Series C.........................     4,642           --
   *Savia S.A. de C.V. Series A.......................................   610,700       36,738
    TV Azteca S.A.B. de C.V........................................... 6,710,169    4,455,449
   *Urbi Desarrollos Urbanos S.A.B. de C.V............................ 2,371,991    1,401,951
   *Vitro S.A.B. de C.V. Series A.....................................   736,702      886,912
                                                                                 ------------
TOTAL MEXICO..........................................................             79,589,272
                                                                                 ------------

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CONTINUED


                                                                            SHARES     VALUE++
                                                                            ------     -------
PHILIPPINES -- (2.0%)
    A. Soriano Corp...................................................   3,430,211 $   384,965
    Aboitiz Equity Ventures, Inc......................................   1,760,030   2,069,046
    Alsons Consolidated Resources, Inc................................   3,263,000     110,986
   *Atlas Consolidated Mining & Development Corp......................   2,598,700   1,081,965
   *Belle Corp........................................................  15,939,000   1,911,375
   *Cebu Air, Inc.....................................................     712,830   1,175,120
    Cebu Holdings, Inc................................................   3,291,900     451,058
    China Banking Corp................................................      29,697     339,349
   *EEI Corp..........................................................     152,200      25,353
   *Empire East Land Holdings, Inc....................................   8,473,000     180,078
    Filinvest Development Corp........................................  13,970,922   1,437,106
    Filinvest Land, Inc...............................................  72,127,577   2,347,195
   *First Gen Corp....................................................   4,254,100   1,953,155
    First Philippines Holdings Corp...................................   1,527,600   2,829,929
    Ginebra San Miguel, Inc...........................................     999,000     478,016
   *Global Estate Resorts, Inc........................................   6,804,000     333,137
    House of Investments, Inc.........................................     443,000      52,761
    International Container Terminal Services, Inc....................     764,348   1,325,917
   *Ionics, Inc.......................................................     201,650       3,097
    Jollibee Foods Corp...............................................     940,858   2,317,801
   *Lepanto Consolidated Mining Co. Series B..........................  19,103,000     628,694
    Lopez Holdings Corp...............................................   7,924,200   1,100,595
    Macroasia Corp....................................................     447,500      30,800
   *Manila Mining Corp. Series B...................................... 144,762,500     245,293
    Manila Water Co., Inc.............................................   2,838,200   1,769,080
    Megaworld Corp....................................................  42,309,000   2,279,591
   *Metro Pacific Corp. Series A......................................   1,827,193      91,042
    Metro Pacific Investments Corp....................................  22,901,000   2,283,916
   *Paxys, Inc........................................................     289,280      20,737
   *Pepsi-Cola Products Philippines, Inc..............................   3,047,000     238,923
   *Philippine Bank of Communications.................................      14,726      24,775
   *Philippine National Bank..........................................   1,243,335   2,226,034
   *Philippine National Construction Corp.............................     173,000      20,307
    Philippine Savings Bank...........................................     356,863     735,217
    Philippine Stock Exchange, Inc....................................      79,730     690,765
   *Philippine Townships, Inc.........................................     318,732      36,267
    Philodrill Corp................................................... 159,030,000     196,832
   *Philtown Properties, Inc..........................................     111,561           1
    PhilWeb Corp......................................................   1,898,640     705,671
    Phinma Corp.......................................................     135,549      33,472
   *RFM Corp..........................................................   8,590,268     687,639
    Rizal Commercial Banking Corp.....................................   1,126,100   1,197,088
   *Robinson's Land Corp. Series B....................................   7,630,305   3,550,226
   *Security Bank Corp................................................     984,610   3,323,505
   *Semirara Mining Corp..............................................     312,750   1,675,510
    Shang Properties, Inc.............................................   1,759,970     109,490
    SM Development Corp...............................................  17,568,317   2,603,723
    Southeast Asia Cement Holdings, Inc...............................   6,215,000     306,553
    Union Bank of Philippines.........................................     545,830   1,309,104
   *Universal Rightfield Property Holdings, Inc.......................   1,062,000         712
    Universal Robina Corp.............................................   2,193,385   3,080,007
   *Victorias Milling Co., Inc........................................     139,680       4,149
    Vista Land & Lifescapes, Inc......................................  10,396,000   1,092,512
   *Yehey! Corp.......................................................      29,670          --
                                                                                   -----------
TOTAL PHILIPPINES.....................................................              53,105,639
                                                                                   -----------
POLAND -- (1.6%)
    Agora SA..........................................................     200,295     484,164
   *Alchemia SA.......................................................     253,225     405,211
   *AmRest Holdings SE................................................      43,001     963,279
    Apator SA.........................................................      38,625     305,886

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CONTINUED


                                                                           SHARES    VALUE++
                                                                           ------    -------
POLAND -- (Continued)
    Asseco Poland SA..................................................    324,841 $4,412,242
    ATM SA............................................................     57,593    135,966
   *ATM Systemy Informatyczne SA......................................     57,049     23,907
   *Bioton SA......................................................... 10,026,087    176,616
   *Boryszew SA.......................................................  5,921,512    937,270
    Budimex SA........................................................     52,949    884,416
   *CD Projekt Red SA.................................................    477,157    638,292
   *Ciech SA..........................................................    175,215    835,264
   *Cinema City International NV......................................     38,628    328,576
   *City Interactive SA...............................................     25,647    152,922
   *Colian SA.........................................................     27,093     15,120
   *ComArch SA........................................................      1,416     27,036
    Debica SA.........................................................     29,862    477,347
    Dom Development SA................................................      4,673     36,371
   *Dom Maklerski IDM SA..............................................  1,095,183    120,853
    Elektrobudowa SA..................................................      8,568    230,216
    Emperia Holding SA................................................     46,203    566,240
    Eurocash SA.......................................................    223,804  2,616,311
    Fabryki Mebli Forte SA............................................     48,823    170,902
    Famur SA..........................................................    212,314    258,529
   *Farmacol SA.......................................................     50,868    329,047
   *Getin Holding SA..................................................  1,271,730    625,896
    Grupa Kety SA.....................................................     39,026  1,409,509
   *Grupa Lotos SA....................................................    323,166  2,522,559
   *Hawe SA...........................................................    267,688    306,505
   *Impexmetal SA.....................................................    509,013    527,902
   *Inter Cars SA.....................................................     14,871    419,942
    Koelner SA........................................................      1,250      3,811
   *Kopex SA..........................................................    131,250    678,074
   *Kredyt Bank SA....................................................    177,872    763,352
   *LC Corp. SA.......................................................      9,839      3,667
   *LPP SA............................................................      2,011  2,033,303
    Lubelski Wegiel Bogdanka SA.......................................    126,911  4,610,392
   *MCI Management SA.................................................     21,005     28,203
   *MNI SA............................................................     55,748     28,472
   *Mostostal Warszawa SA.............................................     37,200    155,783
   *Netia SA..........................................................  1,332,122  2,369,773
    NG2 SA............................................................     47,982    831,095
   *Orbis SA..........................................................    130,535  1,400,264
    Pelion SA.........................................................     34,417    296,184
   *Petrolinvest SA...................................................    295,002     95,834
   *Pfleiderer Grajewo SA.............................................     22,957     75,929
   *Pol-Aqua SA.......................................................      3,269      4,041
    Polimex-Mostostal SA..............................................  2,699,832    523,415
   *Polish Energy Partners SA.........................................     45,887    390,557
    Polnord SA........................................................     64,989    250,013
   *Polski Koncern Miesny Duda SA.....................................    918,418    101,358
   *PZ Cormay SA......................................................     90,726    271,530
    Qumak-Sekom SA....................................................      1,656      4,716
   *Raciborska Fabryka Kotlow SA......................................    234,071    568,837
   *Rovese SA.........................................................    491,968    298,341
   *Stalexport SA.....................................................    109,683     38,667
    Stalprodukt SA....................................................      8,713    454,894
   *Sygnity SA........................................................     46,479    212,386
    Synthos SA........................................................    898,855  1,422,619
   *Trakcja-Tiltra SA.................................................     68,851     13,558
    TVN SA............................................................    716,211  1,600,109
   *Warsaw Stock Exchange SA..........................................     78,178    795,388
    Zaklady Azotowe Pulawy SA.........................................     26,539    887,640
   *Zaklady Chemiczne Police SA.......................................     21,364     72,287
   *Zaklady Lentex SA.................................................    121,070    179,823

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CONTINUED


                                                                           SHARES     VALUE++
                                                                           ------     -------
POLAND -- (Continued)
    Zaklady Tluszcowe Kruszwica SA....................................      8,238 $    67,179
    Zelmer SA.........................................................      4,811      41,581
                                                                                  -----------
TOTAL POLAND..........................................................             42,917,371
                                                                                  -----------
SOUTH AFRICA -- (9.1%)
    Acucap Properties, Ltd............................................    184,773   1,050,752
    Adcock Ingram Holdings, Ltd.......................................    671,794   4,875,557
    Adcorp Holdings, Ltd..............................................    243,263     790,750
    Advtech, Ltd......................................................  1,173,735     808,688
    AECI, Ltd.........................................................    537,082   5,192,647
    Afgri, Ltd........................................................  1,171,984     785,662
   #African Oxygen, Ltd...............................................    771,841   1,802,860
   *AG Industries, Ltd................................................ 32,496,618      78,536
    Allied Electronics Corp., Ltd.....................................    175,159     497,842
    Allied Technologies, Ltd..........................................    162,788     932,426
   *Amalgamated Appliance Holdings, Ltd...............................     10,795       3,835
    Argent Industrial, Ltd............................................     37,236      27,909
    Astral Foods, Ltd.................................................    192,472   2,379,343
    Aveng, Ltd........................................................  2,011,488   8,436,751
    AVI, Ltd..........................................................  1,505,301  10,738,335
    Avusa, Ltd........................................................    404,845   1,148,347
    Barloworld, Ltd...................................................    358,866   3,589,848
   *Basil Read Holdings, Ltd..........................................    196,875     274,378
   *Bell Equipment, Ltd...............................................    158,539     410,840
    Blue Label Telecoms, Ltd..........................................  1,537,681   1,022,088
   *Brait SE..........................................................    641,533   2,195,472
    Business Connexion Group, Ltd.....................................  1,292,894     727,592
   *Business Connexion Group, Ltd. Series A...........................     12,292       1,024
    Capitec Bank Holdings, Ltd........................................    163,600   4,305,709
    Cashbuild, Ltd....................................................     98,062   1,803,288
    Caxton & CTP Publishers & Printers, Ltd...........................     24,227      45,532
    Ceramic Industries, Ltd...........................................     31,493     471,497
    Cipla Medpro South Africa, Ltd....................................  1,834,485   1,791,459
    City Lodge Hotels, Ltd............................................    183,784   1,833,443
    Clicks Group, Ltd.................................................  1,275,141   8,381,406
   *Clover Industries, Ltd............................................    125,044     209,291
   *Consolidated Infrastructure Group, Ltd............................     20,853      31,439
    Coronation Fund Managers, Ltd.....................................  1,199,588   4,262,134
   *Corpgro, Ltd......................................................    241,136          --
    Cullinan Holdings, Ltd............................................    434,430      54,251
    Datacentrix Holdings, Ltd.........................................    642,400     381,221
    DataTec, Ltd......................................................    884,076   4,946,550
    Delta EMD, Ltd....................................................     61,447      47,046
    Distell Group, Ltd................................................    283,884   3,216,926
   *Distribution & Warehousing Network, Ltd...........................    258,997     200,437
   *Dorbyl, Ltd.......................................................    184,041      14,485
   #DRDGOLD, Ltd......................................................  1,648,281   1,008,344
    ElementOne, Ltd...................................................    325,845     383,015
    EOH Holdings, Ltd.................................................    395,447   1,715,307
    Eqstra Holdings, Ltd..............................................    761,704     652,272
   *Esorfranki, Ltd...................................................     11,884       1,646
   *Evraz Highveld Steel & Vanadium, Ltd..............................    147,791     410,851
    Famous Brands, Ltd................................................    175,149   1,351,112
   *Gijima Group, Ltd.................................................  2,805,267     159,194
    Grindrod, Ltd.....................................................  2,138,181   3,350,272
    Group Five, Ltd...................................................    464,754   1,275,787
    Hudaco Industries, Ltd............................................    186,754   2,427,177
   *Hulamin, Ltd......................................................    323,882     179,176
    Iliad Africa, Ltd.................................................    300,748     189,179
    Illovo Sugar, Ltd.................................................  1,322,089   4,602,200
   *JCI, Ltd..........................................................  3,131,151          --

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
                                                                          SHARES      VALUE++
                                                                          ------      -------
SOUTH AFRICA -- (Continued)
   #JD Group, Ltd.....................................................   983,807 $  5,236,751
    JSE, Ltd..........................................................   409,390    3,735,638
    Kagiso Media, Ltd.................................................   116,149      280,622
    Kap International Holdings, Ltd................................... 1,834,945      695,922
    Lewis Group, Ltd..................................................   448,884    3,829,811
   *Litha Healthcare Group, Ltd.......................................    46,892       23,212
    Mediclinic International, Ltd.....................................   675,155    3,253,956
   *Merafe Resources, Ltd............................................. 5,606,346      548,187
    Metair Investments, Ltd...........................................   444,702    1,352,461
    Mpact, Ltd........................................................    64,530      133,566
    Mr. Price Group, Ltd..............................................   506,742    7,525,740
  #*Murray & Roberts Holdings, Ltd.................................... 2,783,531    7,789,693
    Mustek, Ltd.......................................................   784,364      567,808
   *Mvelaphanda Group, Ltd............................................   607,754      242,141
    Mvelaserve, Ltd...................................................   144,333      172,010
    Nampak, Ltd....................................................... 3,859,288   12,073,337
    Network Healthcare Holdings, Ltd.................................. 1,145,560    2,246,916
    Northam Platinum, Ltd.............................................   998,066    3,080,193
    Nu-World Holdings, Ltd............................................    28,894       72,936
    Oceana Group, Ltd.................................................   236,995    1,389,918
    Omnia Holdings, Ltd...............................................   198,952    2,695,128
    Palabora Mining Co., Ltd..........................................    84,457      945,932
    Peregrine Holdings, Ltd...........................................   595,801      800,170
    Petmin, Ltd....................................................... 1,111,680      353,451
    Pinnacle Technology Holdings, Ltd.................................   639,272    1,226,968
    Pioneer Foods, Ltd................................................   342,530    2,206,045
    Premium Properties, Ltd...........................................     7,639       15,718
    Pretoria Portland Cement Co., Ltd................................. 3,061,791    9,437,306
    PSG Group, Ltd....................................................   742,484    6,097,663
    Rainbow Chicken, Ltd..............................................   121,903      210,450
    Raubex Group, Ltd.................................................   391,335      639,749
    Resilient Property Income Fund, Ltd...............................   972,081    5,567,416
    Reunert, Ltd......................................................   928,048    8,880,854
   *Royal Bafokeng Platinum, Ltd......................................   134,437      764,400
    Santam, Ltd.......................................................   126,274    2,496,722
   *Sappi, Ltd........................................................ 2,539,625    7,604,424
   *SecureData Holdings, Ltd..........................................   229,633       13,779
   *Sentula Mining, Ltd............................................... 1,271,481      278,442
    Spar Group, Ltd. (The)............................................   622,477    8,972,627
    Spur Corp., Ltd...................................................   458,889      952,075
    Stefanutti Stocks Holdings, Ltd...................................   368,381      457,041
    Sun International, Ltd............................................   383,784    3,673,289
   *Super Group, Ltd.................................................. 1,649,231    3,193,661
    Telkom South Africa, Ltd.......................................... 1,044,230    2,244,047
    Tongaat-Hulett, Ltd...............................................   629,016   10,365,080
   *Trans Hex Group, Ltd..............................................   114,988       44,166
    Trencor, Ltd......................................................   793,696    4,869,745
    Tsogo Sun Holdings, Ltd...........................................    57,655      139,467
    Value Group, Ltd..................................................   363,719      239,737
    Vukile Property Fund, Ltd.........................................    85,171      193,932
   *Wesizwe Platinum, Ltd.............................................   188,468       13,151
    Wilson Bayly Holme-Ovcon, Ltd.....................................   292,927    4,594,315
    Woolworths Holdings, Ltd..........................................     2,818       18,385
    Zeder Investments, Ltd............................................ 1,355,770      454,217
                                                                                 ------------
TOTAL SOUTH AFRICA....................................................            242,383,498
                                                                                 ------------
SOUTH KOREA -- (13.8%)
   *3S Korea Co., Ltd.................................................    63,790      855,876
    Aekyung Petrochemical Co., Ltd....................................    14,557      377,356
  #*Agabang&Company...................................................    69,076      781,819
   *Ahnlab, Inc.......................................................    15,242    1,580,517

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CONTINUED


                                                                        SHARES    VALUE++
                                                                        ------    -------
SOUTH KOREA -- (Continued)
  #*Amorepacific Group................................................  11,881 $3,856,041
   #Asia Cement Co., Ltd..............................................  11,586    459,971
   *Asia Pacific Systems, Inc.........................................  69,596    672,295
    Asia Paper Manufacturing Co., Ltd.................................   8,190     80,522
   *Asiana Airlines, Inc.............................................. 403,300  2,626,792
   *AtlasBX Co., Ltd..................................................   6,506    147,924
  #*AUK Corp.......................................................... 199,140    359,694
  #*Basic House Co., Ltd. (The).......................................  33,590    327,913
  #*BHI Co., Ltd......................................................  13,709    319,812
    Binggrae Co., Ltd.................................................  21,024  1,646,530
   *Bongshin Co., Ltd.................................................      64         52
    Bookook Securities Co., Ltd.......................................   7,410    117,987
   #Boryung Pharmaceutical Co., Ltd...................................  12,336    150,121
  #*Brain Technology Industries Co., Ltd.............................. 119,160    392,813
   *BS Financial Group, Inc........................................... 572,470  5,991,064
   #Bu Kwang Pharmaceutical Co., Ltd..................................  69,715    817,825
    BYC Co., Ltd......................................................     710    102,373
   *Byucksan Corp.....................................................  97,000    263,479
   #Capro Corp........................................................ 112,810  1,408,135
  #*Chabio & Diostech Co., Ltd........................................  95,914    706,391
   #Charm Engineering Co., Ltd........................................  99,540    203,121
    Cheil Worldwide, Inc.............................................. 380,705  6,360,559
  #*Chin Hung International, Inc...................................... 341,257    302,803
   *China Great Star International, Ltd...............................  70,146     74,866
   #China Ocean Resources Co., Ltd.................................... 151,610    584,234
    Chokwang Leather Co., Ltd.........................................   4,380     57,844
   *Chokwang Paint, Ltd...............................................  20,140    117,222
   #Chong Kun Dang Pharmaceutical Corp................................  44,962    828,455
    Chosun Refractories Co., Ltd......................................   2,777    147,712
   #CJ CGV Co., Ltd...................................................  51,840  1,190,530
   *CJ Corp...........................................................  63,673  4,106,952
   *CJ E&M Corp.......................................................  16,130    328,865
  #*CJ Korea Express Corp.............................................  28,793  2,150,276
   *CJ Seafood Corp...................................................  60,610    121,829
   *CNK International Co., Ltd........................................  14,326     85,031
    Cosmax, Inc.......................................................  43,900  1,052,695
  #*CosmoAM&T Co., Ltd................................................  22,910     84,164
  #*Cosmochemical Co., Ltd............................................  42,160    396,193
   *Credu Corp........................................................   1,003     29,920
    Crown Confectionery Co., Ltd......................................   2,794    441,202
  #*CrucialTec Co., Ltd...............................................  46,717    310,794
    Dae Dong Industrial Co., Ltd......................................  31,970    150,522
   #Dae Han Flour Mills Co., Ltd......................................   4,399    411,226
   *Dae Ho Corp.......................................................     543         62
    Dae Won Kang Up Co., Ltd.......................................... 101,664    504,495
  #*Daechang Co., Ltd................................................. 256,350    248,666
   #Daeduck Electronics Co., Ltd...................................... 130,727  1,226,320
    Daeduck GDS Co., Ltd..............................................  86,996  1,062,786
    Daegu Department Store Co., Ltd...................................  29,320    375,543
   #Daehan Steel Co., Ltd.............................................  48,180    311,690
    Daehan Synthetic Fiber Co., Ltd...................................   1,639     76,667
   #Dae-Il Corp.......................................................  44,720    179,645
    Daekyo Co., Ltd...................................................  72,780    364,663
  #*Daekyung Machinery & Engineering Co., Ltd.........................  48,260     79,029
    Daelim Trading Co., Ltd...........................................  17,730     62,828
    Daesang Corp......................................................  84,240  1,047,813
    Daesang Holdings Co., Ltd.........................................  49,362    170,744
    Daesung Group Partners Co., Ltd...................................   1,411     45,266
    Daesung Holdings Co., Ltd.........................................  18,044    100,353
   *Daesung Industrial Co., Ltd.......................................   7,170    103,914
    Daewoo International Corp.........................................   4,340    137,247

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CONTINUED


                                                                        SHARES    VALUE++
                                                                        ------    -------
SOUTH KOREA -- (Continued)
    Daewoong Co., Ltd.................................................   6,742 $   95,914
  #*Daewoong Pharmaceutical Co., Ltd..................................  16,966    367,982
    Dahaam E-Tec Co., Ltd.............................................   2,100     31,318
    Daishin Securities Co., Ltd....................................... 179,830  1,299,600
   *Daou Data Corp....................................................  20,330     64,107
   #Daou Technology, Inc.............................................. 113,060  1,118,877
   *Dasan Networks, Inc...............................................  21,794    100,239
  #*Daum Communications Corp..........................................  27,142  2,643,282
  #*Dayou Automotive Seat Technology Co., Ltd......................... 233,147    367,022
    DGB Financial Group, Inc.......................................... 509,513  5,787,239
   #Digital Power Communications Co., Ltd.............................  50,540     83,016
  #*Digitech Systems Co., Ltd.........................................  51,986    413,848
    Dong Ah Tire & Rubber Co., Ltd....................................  23,935    250,744
    Dong IL Rubber Belt Co., Ltd......................................  44,040    275,042
  #*Dong Yang Gang Chul Co., Ltd...................................... 135,820    270,305
   #Dong-A Pharmaceutical Co., Ltd....................................  31,865  2,618,676
   *Dong-Ah Geological Engineering Co., Ltd...........................  20,410    164,723
   #Dongaone Co., Ltd.................................................  97,470    244,196
    Dongbang Agro Co., Ltd............................................  19,470    113,507
    Dongbang Transport Logistics Co., Ltd.............................  79,520    382,541
   *Dongbu Corp.......................................................  37,740    110,665
  #*Dongbu HiTek Co., Ltd............................................. 105,873    622,480
    Dongbu Insurance Co., Ltd.........................................  44,230  1,632,299
    Dongbu Securities Co., Ltd........................................ 101,481    304,626
  #*Dongbu Steel Co., Ltd............................................. 106,246    383,329
    Dong-Il Corp......................................................   4,283    165,382
    Dongil Industries Co., Ltd........................................   4,963    196,609
   *Dongjin Semichem Co., Ltd.........................................  33,525    113,475
   #Dongkuk Steel Mill Co., Ltd....................................... 166,510  2,161,083
   *Dongkuk Structure & Construction Co., Ltd.........................   5,075     14,874
  #*Dongsung Holdings Co., Ltd........................................  59,930    243,168
   #Dongwha Pharm Co., Ltd............................................  71,360    347,552
   #Dongwon F&B Co., Ltd..............................................   5,236    279,709
    Dongwon Industries Co., Ltd.......................................   4,660    958,557
   *Dongwon Systems Corp.............................................. 145,587    122,185
   #Dongyang Mechatronics Corp........................................  99,241  1,104,246
  #*Doosan Engineering & Construction Co., Ltd........................ 130,020    308,178
  #*Dragonfly GF Co., Ltd.............................................  15,943    184,879
  #*Duksan Hi-Metal Co., Ltd..........................................  50,332    931,481
  #*DuzonBIzon Co., Ltd...............................................  83,210    677,338
   #E1 Corp...........................................................  10,541    489,536
   *Eagon Industrial Co., Ltd.........................................   2,410     10,006
  #*ELK Corp..........................................................  21,822    236,675
   *Eugene Corp....................................................... 104,142    264,895
   *Eugene Investment & Securities Co., Ltd........................... 218,823    481,191
   *Eugene Technology Co., Ltd........................................  40,865    614,778
    F&F Co., Ltd......................................................   2,620     14,244
    Fila Korea, Ltd...................................................  35,808  2,096,215
  #*Foosung Co., Ltd.................................................. 208,179    833,620
    Fursys, Inc.......................................................  14,315    358,892
  #*Gamevil, Inc......................................................  13,716    940,732
    Gaon Cable Co., Ltd...............................................   1,754     29,890
    GIIR, Inc.........................................................  10,990     69,737
    Global & Yuasa Battery Co., Ltd...................................  24,460  1,042,061
   #Grand Korea Leisure Co., Ltd......................................  78,200  1,668,736
   #Green Cross Corp..................................................  20,361  2,600,777
    Green Cross Holdings Corp.........................................  80,610  1,022,690
   *Green Non-Life Insurance Co., Ltd.................................  22,357         --
   #GS Global Corp....................................................  48,986    480,760
    Gwangju Shinsegae Co., Ltd........................................   2,545    491,881
    Halla Climate Control Corp........................................ 130,180  2,911,459

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CONTINUED


                                                                        SHARES    VALUE++
                                                                        ------    -------
SOUTH KOREA -- (Continued)
   #Halla Engineering & Construction Corp.............................  74,642 $  625,675
   #Han Kuk Carbon Co., Ltd...........................................  85,143    385,974
  #*Hanall Biopharma Co., Ltd.........................................  95,838    627,911
    Handok Pharmaceuticals Co., Ltd...................................  13,730    128,016
   #Handsome Co., Ltd.................................................  59,419  1,169,421
    Hanil Cement Co., Ltd.............................................  15,814    420,485
   #Hanil E-Wha Co., Ltd..............................................  97,050    751,406
  #*Hanjin Heavy Industries & Construction Co., Ltd................... 152,814  1,610,992
   #Hanjin Heavy Industries & Construction Holdings Co., Ltd..........  49,210    291,372
   *Hanjin P&C Co., Ltd...............................................  31,599    222,239
  #*Hanjin Shipping Co., Ltd.......................................... 355,308  4,485,273
   *Hanjin Shipping Holdings Co., Ltd.................................  45,364    202,659
   #Hanjin Transportation Co., Ltd....................................  37,411    596,927
   *Hankook Cosmetics Manufacturing Co., Ltd..........................   2,730     13,347
   #Hankook Shell Oil Co., Ltd........................................   2,680    516,126
   *Hankook Synthetics, Inc...........................................     550         46
    Hankuk Glass Industries, Inc......................................  11,460    228,225
  #*Hanmi Pharm Co., Ltd..............................................  23,028  1,651,430
  #*Hanmi Science Co., Ltd............................................  17,585     53,307
   #Hanmi Semiconductor Co., Ltd......................................  44,760    220,688
    Hansae Co., Ltd...................................................  15,016    126,030
    Hansae Yes24 Holdings Co., Ltd....................................  36,870    175,241
    Hanshin Construction Co., Ltd.....................................   8,500     55,317
   #Hansol Chemical Co., Ltd..........................................  34,680    598,678
   #Hansol CSN Co., Ltd............................................... 183,860    340,874
   #Hansol Paper Co., Ltd............................................. 168,020  1,335,906
  #*Hansol Technics Co., Ltd..........................................  43,911    602,175
   #Hanssem Co., Ltd..................................................  40,650    603,072
   *Hanwha Chemical Corp..............................................  47,680    872,289
    Hanwha Corp....................................................... 148,570  3,766,693
   *Hanwha General Insurance Co., Ltd.................................  69,178    349,549
    Hanwha Securities Co., Ltd........................................ 236,361    786,311
    Hanwha Timeworld Co., Ltd.........................................   8,190    134,412
    Hanyang Securities Co., Ltd.......................................  16,540     91,663
  #*Heung-A Shipping Co., Ltd......................................... 276,430    186,731
   *Heungkuk Fire & Marine Insurance Co., Ltd.........................  74,867    294,918
   #Hite Jinro Co., Ltd............................................... 133,008  2,814,135
    Hite Jinro Holdings Co., Ltd......................................  26,810    216,292
    HMC Investment Securities Co., Ltd................................  74,980    799,975
   *HNK Machine Tool Co., Ltd.........................................   5,524     55,794
   #Hotel Shilla Co., Ltd............................................. 137,488  5,854,738
    HS R&A Co., Ltd...................................................   1,420     14,243
   #Huchems Fine Chemical Corp........................................ 102,428  2,144,313
   #Husteel Co., Ltd..................................................  16,080    319,625
   *Hwa Sung Industrial Co., Ltd......................................   4,590     14,419
   #Hwacheon Machine Tool Co., Ltd....................................   4,979    187,327
    Hwashin Co., Ltd..................................................  85,740    735,939
    Hyosung Corp...................................................... 102,462  4,815,932
   *Hyundai BNG Steel Co., Ltd........................................  36,840    307,130
   #Hyundai Corp......................................................  47,121    840,584
    Hyundai Development Co............................................ 247,240  4,424,439
   #Hyundai Elevator Co., Ltd.........................................  17,755  1,277,708
   #Hyundai Engineering Plastics Co., Ltd.............................  68,490    352,729
   #Hyundai Greenfood Co., Ltd........................................ 187,160  2,611,357
    Hyundai Home Shopping Network Corp................................  27,099  2,259,867
    Hyundai Hysco Co., Ltd............................................  17,308    666,607
    Hyundai Marine & Fire Insurance Co., Ltd.......................... 258,860  6,388,684
    Hyundai Mipo Dockyard Co., Ltd....................................   2,711    280,792
    Hyundai Securities Co., Ltd....................................... 500,980  3,703,187
   *Hyunjin Materials Co., Ltd........................................  32,030    196,374
   *IHQ, Inc.......................................................... 117,640    236,955

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
                                                                        SHARES    VALUE++
                                                                        ------    -------
SOUTH KOREA -- (Continued)
    Il Dong Pharmaceutical Co., Ltd...................................  39,675 $  236,162
   *IL Yang Pharmaceutical Co., Ltd...................................  51,638  1,021,310
    Iljin Diamond Co., Ltd............................................   1,750      9,213
   #Iljin Display Co., Ltd............................................  60,038    812,869
   #Iljin Electric Co., Ltd...........................................  80,209    309,766
    Iljin Holdings Co., Ltd...........................................  11,272     16,342
    Ilshin Spinning Co., Ltd..........................................   5,058    323,562
    Ilsung Pharmaceutical Co., Ltd....................................   2,864    193,283
   #iMarketKorea, Inc.................................................  67,570  1,344,824
  #*Infraware, Inc....................................................  41,852    307,257
   *InnoWireless, Inc.................................................   9,285    161,966
  #*Innox Corp........................................................  13,957    222,924
  #*Interflex Co., Ltd................................................  17,604    901,110
  #*Interpark Corp....................................................  69,203    326,928
   *INTOPS Co., Ltd...................................................  14,312    215,217
   #IS Dongseo Co., Ltd...............................................  37,722    338,052
   #ISU Chemical Co., Ltd.............................................  46,590    851,960
   #IsuPetasys Co., Ltd............................................... 113,120    460,243
   #Jahwa Electronics Co., Ltd........................................  36,390    369,848
  #*JCEntertainment Corp..............................................  24,101    751,109
   #Jeil Pharmaceutical Co............................................  23,530    432,859
   #Jeonbuk Bank, Ltd................................................. 227,499    893,591
   *Jinheung Savings Bank.............................................  31,869     19,876
   *Jinsung T.E.C.....................................................  14,528    108,922
   *JVM Co., Ltd......................................................   1,963     62,208
    JW Holdings Corp.................................................. 112,194    246,248
   #JW Pharmaceutical Corp............................................  30,397    328,434
   *KC Cottrell Co., Ltd..............................................  10,480    148,708
   #KC Tech Co., Ltd..................................................  77,122    273,033
    KCC Corp..........................................................   6,818  1,705,190
   *KCO Energy, Inc...................................................     120        531
   #Keangnam Enterprises, Ltd.........................................  39,653    232,911
  #*KEC Corp.......................................................... 211,880    130,497
    KEPCO Engineering & Construction Co., Inc.........................  13,201    795,971
  #*KEPCO Plant Service & Engineering Co., Ltd........................  36,128  1,588,725
   #Keyang Electric Machinery Co., Ltd................................  66,240    151,098
  #*Keystone Global...................................................  89,235    232,971
   *KH Vatec Co., Ltd.................................................  26,571    159,504
    KISCO Corp........................................................  15,350    379,542
    KISCO Holdings Co., Ltd...........................................   2,292     69,330
    Kishin Corp.......................................................  49,420    207,421
    KISWIRE, Ltd......................................................  21,229    612,457
   #Kiwoom Securities Co., Ltd........................................  41,943  2,201,263
   *Kolao Holdings....................................................  48,970    662,248
    Kolon Corp........................................................  18,459    356,623
   #Kolon Global Corp................................................. 165,790    617,267
    Kolon Industries, Inc.............................................  74,646  4,374,301
   *Komipharm International Co., Ltd..................................  19,025    137,776
  #*Kona@I Co., Ltd...................................................  21,099    338,171
    Ko-one Energy Service.............................................  11,541    318,549
    Korea Airport Service Co., Ltd....................................   5,490    126,757
    Korea Cast Iron Pipe Industries Co., Ltd..........................  22,730     63,600
  #*Korea Circuit Co., Ltd............................................  33,450    497,524
   #Korea Electric Terminal Co., Ltd..................................  24,200    460,722
    Korea Export Packing Industries Co., Ltd..........................   3,990     48,937
    Korea Gas Corp....................................................  20,760    812,522
    Korea Investment Holdings Co., Ltd................................ 161,460  4,897,775
   #Korea Kolmar Co., Ltd.............................................  87,397    797,449
  #*Korea Line Corp...................................................   2,147      9,709
   #Korea Petrochemical Industrial Co., Ltd...........................  11,082    658,770
   *Korea Real Estate Investment Trust Co............................. 273,946    277,053

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CONTINUED


                                                                          SHARES    VALUE++
                                                                          ------    -------
SOUTH KOREA -- (Continued)
    Korea Reinsurance Co., Ltd........................................   326,897 $2,812,198
    Korea United Pharm, Inc...........................................    27,470    139,647
   *Kortek Corp.......................................................     5,173     46,523
   #KP Chemical Corp..................................................   209,271  2,218,488
    KPX Chemical Co., Ltd.............................................     5,097    202,173
  #*KPX Fine Chemical Co., Ltd........................................     3,376     76,005
   *KTB Investment & Securities Co., Ltd..............................   219,830    360,502
   #Kukdo Chemical Co., Ltd...........................................    14,242    559,505
    Kumho Electric Co., Ltd...........................................    15,410    262,059
  #*Kumho Industrial Co., Ltd.........................................    21,425    103,484
   *Kumho Investment Bank.............................................    83,100     27,999
  #*Kumho Tire Co., Inc...............................................   157,699  2,056,635
    Kunsul Chemical Industrial Co., Ltd...............................     8,190    108,287
   #Kwang Dong Pharmaceutical Co., Ltd................................   161,360    590,677
  #*Kwang Myung Electric Engineering Co., Ltd.........................   147,560    384,354
    Kyeryong Construction Industrial Co., Ltd.........................    18,460    153,902
    Kyobo Securities Co., Ltd.........................................    75,520    313,443
   #Kyung Dong Navien Co., Ltd........................................     8,700     52,003
   *Kyungbang Co., Ltd................................................     1,150     92,786
    Kyungdong City Gas Co., Ltd.......................................     7,777    443,962
   #Kyung-In Synthetic Corp...........................................    58,490    144,749
    Kyungnam Energy Co., Ltd..........................................    43,020    128,055
   #LG Fashion Corp...................................................    75,925  1,800,696
   #LG Hausys, Ltd....................................................    29,255  1,566,599
  #*LG Innotek Co., Ltd...............................................    38,779  3,001,446
   #LG International Corp.............................................   118,721  3,898,441
  #*LG Life Sciences, Ltd.............................................    51,795  1,619,304
    LG Uplus Corp.....................................................   129,570    751,880
    LIG Insurance Co., Ltd............................................   153,290  2,962,489
   #Livart Furniture Co., Ltd.........................................    16,850     89,054
   #Lotte Chilsung Beverage Co., Ltd..................................     2,643  3,048,584
  #*Lotte Confectionary Co., Ltd......................................     2,711  3,769,667
   #Lotte Midopa Co., Ltd.............................................    73,740    842,164
   *Lotte Non-Life Insurance Co., Ltd.................................    56,430    233,205
   #Lotte Samkang Co., Ltd............................................     3,138  1,404,552
    LS Corp...........................................................    47,988  3,743,870
    LS Industrial Systems Co., Ltd....................................    63,554  3,665,074
   *Lumens Co., Ltd...................................................    78,758    402,535
    Macquarie Korea Infrastructure Fund............................... 1,295,271  7,052,760
   *Maeil Dairy Industry Co., Ltd.....................................    21,983    378,609
   *Mando Corp........................................................     5,345    766,915
   *Manho Rope & Wire Co., Ltd........................................     1,620     20,762
  #*Medipost Co., Ltd.................................................    19,457  1,699,340
   *Medy-Tox, Inc.....................................................    14,294    763,705
   *MegaStudy Co., Ltd................................................     1,573     95,156
  #*Melfas, Inc.......................................................    54,716  1,027,335
   *Meritz Financial Holdings Co., Ltd................................    37,832     81,264
    Meritz Fire Marine Insurance Co., Ltd.............................   228,355  2,046,296
    Meritz Securities Co., Ltd........................................   785,735    601,352
    Mi Chang Oil Industrial Co., Ltd..................................       981     40,384
    Mirae Asset Securities Co., Ltd...................................    93,254  2,416,922
   *Miwon Chemicals Co., Ltd..........................................     1,890     37,256
    Miwon Commercial Co., Ltd.........................................       702     61,072
   *Miwon Specialty Chemical Co., Ltd.................................       448     61,566
   *MNTech Co., Ltd...................................................     7,557     45,867
   *Modetour Network, Inc.............................................    29,382    504,807
  #*Monalisa Co., Ltd.................................................    17,700     54,858
  #*MonAmi Co., Ltd...................................................    26,170    100,374
   #Moorim P&P Co., Ltd...............................................   130,920    400,773
    Moorim Paper Co., Ltd.............................................    10,786     23,757
    Motonic Corp......................................................    38,180    238,466

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CONTINUED


                                                                        SHARES    VALUE++
                                                                        ------    -------
SOUTH KOREA -- (Continued)
   #Namhae Chemical Corp.............................................. 101,184 $  805,032
  #*Namkwang Engineering & Construction Co., Ltd......................  17,520     40,285
  #*Namsun Aluminum Co., Ltd..........................................  42,480     24,005
    Namyang Dairy Products Co., Ltd...................................   1,390    940,319
   #National Plastic Co...............................................  56,060    112,866
  #*Neowiz Games Corp.................................................  43,642    865,883
   *Neowiz Internet Corp..............................................  19,164    179,381
  #*NEPES Corp........................................................  47,440    721,608
    Nexen Corp........................................................  33,168  1,837,783
   #Nexen Tire Corp...................................................  60,420  1,085,829
    NH Investment & Securities Co., Ltd............................... 123,960    535,640
    NICE Holdings Co., Ltd............................................     311     13,271
    NICE Information Service Co., Ltd.................................     485      1,710
   #NK Co., Ltd.......................................................  72,850    238,325
   #Nong Shim Holdings Co., Ltd.......................................   6,132    275,518
   #NongShim Co., Ltd.................................................  12,435  2,423,416
    Noroo Holdings Co., Ltd...........................................   3,415     23,674
   *OCI Materials Co., Ltd............................................  12,715    509,513
  #*Orientbio, Inc.................................................... 176,570    111,135
    ORION Corp........................................................   1,443  1,141,402
  #*Osstem Implant Co., Ltd...........................................  46,292    753,899
  #*Osung LST Co., Ltd................................................  59,968    378,956
    Ottogi Corp.......................................................   4,851    708,035
    Pacific Pharmaceutical Co., Ltd...................................   1,040     20,865
   *Paik Kwang Industrial Co., Ltd....................................  11,300     36,241
  #*PaperCorea, Inc................................................... 147,900    102,183
   *Partron Co, Ltd...................................................  98,699    994,491
  #*Pharmicell Co., Ltd............................................... 136,174    903,324
   #Poongsan Corp.....................................................  86,191  2,287,057
    Poongsan Holdings Corp............................................  12,277    241,491
   *POSCO Chemtech Co., Ltd...........................................   1,431    175,504
    POSCO Coated & Color Steel Co., Ltd...............................   6,320     80,318
  #*Posco ICT Co., Ltd................................................ 112,555    660,940
    Pulmuone Co., Ltd.................................................   3,026     92,140
    Pusan City Gas Co., Ltd...........................................  20,750    351,634
   *Pyeong Hwa Automotive Co., Ltd....................................  38,904    622,706
  #*RNL BIO Co., Ltd.................................................. 336,490  1,163,658
  #*S&T Corp..........................................................   5,003     78,711
   #S&T Dynamics Co., Ltd............................................. 104,352  1,214,893
   #S&T Holdings Co., Ltd.............................................  30,108    248,314
   #S&T Motiv Co., Ltd................................................  29,600    511,045
  #*S&T Motors Co., Ltd............................................... 287,350    146,175
   *S1 Corp...........................................................  68,527  3,488,685
  #*Saehan Industries, Inc............................................ 978,350    599,228
    Saeron Automotive Corp............................................  12,940     53,153
   #Sajo Industries Co., Ltd..........................................   8,800    421,023
    Sajodaerim Corp...................................................   4,360     49,747
   #Sam Jin Pharmaceutical Co., Ltd...................................  40,476    341,466
    Sam Lip General Foods Co., Ltd....................................   9,230    120,452
   #Sam Young Electronics Co., Ltd....................................  41,040    297,183
    Sam Yung Trading Co., Ltd.........................................  37,142    260,083
   *Sambu Construction Co., Ltd.......................................   2,172      9,573
   #Samchully Co., Ltd................................................  10,650    830,486
    Samhwa Paints Industrial Co., Ltd.................................  22,330     76,487
   #Samick Musical Instruments Co., Ltd............................... 190,470    248,293
    Samick THK Co., Ltd...............................................  35,260    163,800
    SamkwangGlass Co., Ltd............................................  10,449    470,967
   #Samsung Fine Chemicals Co., Ltd...................................  76,866  4,184,429
    Samsung Techwin Co., Ltd..........................................  17,782  1,138,268
   *Samwhan Corp......................................................   5,480     12,680
   #Samyang Foods Co., Ltd............................................  13,450    255,112

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
SOUTH KOREA -- (Continued)
   #Samyang Holdings Corp.............................................    20,208 $  959,157
    Samyang Tongsang Co., Ltd.........................................     1,760     32,693
   #Samyoung Chemical Co., Ltd........................................   150,890    462,478
    SAVEZONE I&C Corp.................................................    24,070     54,353
   #SBS Media Holdings Co., Ltd.......................................   192,730    795,955
   #Seah Besteel Corp.................................................    47,355  1,375,514
    SeAH Holdings Corp................................................     4,622    401,696
   #SeAH Steel Corp...................................................     9,747    732,739
    Sebang Co., Ltd...................................................    38,765    509,011
   *Seegene, Inc......................................................    13,857    585,883
   #Sejong Industrial Co., Ltd........................................    38,260    410,252
   *Sempio Foods Co...................................................       180      3,374
    Seoul City Gas Co., Ltd...........................................     2,400     97,289
   #Seowon Co., Ltd...................................................    51,670    132,316
  #*Sewon Cellontech Co., Ltd.........................................   103,421    288,173
  #*SH Energy & Chemical Co., Ltd.....................................   186,380    167,217
    Shinpoong Pharmaceutical Co., Ltd.................................    95,272    332,029
    Shinsegae Co., Ltd................................................    31,431  5,774,669
    Shinsegae Information & Communication Co., Ltd....................     2,612    119,052
  #*Shinsung Solar Energy Co., Ltd....................................   131,600    302,594
  #*Shinsung Tongsang Co., Ltd........................................   236,010    192,085
    Shinyoung Securities Co., Ltd.....................................    14,050    352,738
   *Silicon Works Co., Ltd............................................    16,163    412,174
    Silla Co., Ltd....................................................    20,350    292,803
  #*Simm Tech Co., Ltd................................................    67,792    640,792
    Sindoh Co., Ltd...................................................    10,939    637,236
    SJM Co., Ltd......................................................    19,030    130,813
    SJM Holdings Co., Ltd.............................................     7,727     24,541
   *SK Broadband Co., Ltd.............................................   187,929    491,972
   #SK Chemicals Co., Ltd.............................................    62,098  3,195,089
  #*SK Communications Co., Ltd........................................    43,307    272,868
   #SK Gas Co., Ltd...................................................    13,091    899,632
    SK Networks Co., Ltd..............................................   487,040  3,804,253
   #SK Securities Co., Ltd............................................ 1,053,100  1,064,093
   #SKC Co., Ltd......................................................    79,947  3,127,505
   #SL Corp...........................................................    54,320    862,281
  #*S-MAC Co., Ltd....................................................    42,280    398,826
   #Songwon Industrial Co., Ltd.......................................    60,490    488,378
  #*Ssangbangwool & Trygroup..........................................   277,790    240,573
   *Ssangyong Cement Industrial Co., Ltd..............................    86,741    309,064
   *SSCP Co., Ltd.....................................................    29,568     64,739
   #STX Corp..........................................................   159,588  1,308,213
   #STX Engine Co., Ltd...............................................    99,362    894,062
    STX Metal Co, Ltd.................................................    29,440    108,778
   #STX Offshore & Shipbuilding Co., Ltd..............................   243,090  2,134,406
   #STX Pan Ocean Co., Ltd............................................   462,030  1,586,002
    Suheung Capsule Co., Ltd..........................................    20,170    245,473
  #*Sung Jin Geotec Co., Ltd..........................................    63,960    568,767
   #Sungchang Enterprise Holdings, Ltd................................    19,510    332,800
   *Sungshin Cement Co., Ltd..........................................     5,220     15,143
    Sunjin Co., Ltd...................................................    11,625     80,567
   *Sunjin Holdings Co., Ltd..........................................       399      7,125
   *Suprema, Inc......................................................    28,701    343,643
   *Synopex, Inc......................................................   130,695    223,876
   #Tae Kyung Industrial Co., Ltd.....................................    33,700     89,680
    TaeKwang Industrial Co., Ltd......................................     1,363    966,603
   *Taesan LCD Co., Ltd...............................................    14,686     10,308
   *Taewoong Co., Ltd.................................................    18,944    307,588
   #Taeyoung Engineering & Construction Co., Ltd......................   161,440    699,920
  #*Taihan Electric Wire Co., Ltd.....................................   624,023  1,052,181
    Tailim Packaging Industries Co., Ltd..............................   125,830    189,874

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CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
SOUTH KOREA -- (Continued)
   #TCC Steel.........................................................    33,782 $    130,919
  #*Tera Resource Co., Ltd............................................   798,631      870,460
   #Tong Yang Moolsan Co., Ltd........................................    20,350      357,035
    Tongyang Life Insurance...........................................   137,410    1,319,016
    TONGYANG Securities, Inc..........................................    12,966       43,013
  #*Tongyang, Inc.....................................................   407,608      290,874
   *Toptec Co., Ltd...................................................    26,264      327,110
   *Trigem Computer, Inc..............................................         2           --
   #TS Corp...........................................................    15,430      264,498
   *Uju Electronics Co., Ltd..........................................     9,257      178,394
   #Unid Co., Ltd.....................................................    14,454      420,439
    Union Steel.......................................................    11,102      121,419
  #*Unison Co., Ltd...................................................    70,562      463,385
   *VGX International, Inc............................................     4,580        4,304
   *Vieworks Co., Ltd.................................................    13,620      133,600
   *Visang Education, Inc.............................................    16,072      110,872
   *Webzen, Inc.......................................................    33,625      263,095
    Whanin Pharmaceutical Co., Ltd....................................    37,560      210,666
  #*Will-Bes & Co., Ltd. (The)........................................   238,240      422,637
    Woongjin Coway Co., Ltd...........................................   211,620    6,603,936
  #*Woongjin Energy Co., Ltd..........................................   102,330      397,416
  #*Woongjin Holdings Co., Ltd........................................    94,257      405,697
    Woongjin Thinkbig Co., Ltd........................................    76,929      548,869
   *Wooree ETI Co., Ltd...............................................     4,802       18,244
    Woori Financial Co., Ltd..........................................    38,588      530,834
   *Woori Investment & Securities Co., Ltd............................   578,522    5,502,924
   *WooSung Feed Co., Ltd.............................................    81,260      395,240
   *Yedang Company Co., Ltd...........................................   165,251      219,514
    YESCO Co., Ltd....................................................    11,440      253,869
   #Youlchon Chemical Co., Ltd........................................    41,000      292,240
    Young Poong Corp..................................................     2,754    2,148,766
   *Young Poong Mining & Construction Corp............................     1,580           77
   *Young Poong Precision Corp........................................     5,535       51,242
   #Youngone Corp.....................................................    87,944    2,200,758
   #Youngone Holdings Co., Ltd........................................    22,793    1,206,572
   #Yuhan Corp........................................................    34,258    3,746,897
    Yuhwa Securities Co., Ltd.........................................    13,060      155,021
  #*Yungjin Pharm Co., Ltd............................................   387,332      508,893
   *ZeroOne Interactive Co., Ltd......................................     3,200           42
                                                                                 ------------
TOTAL SOUTH KOREA.....................................................            368,542,204
                                                                                 ------------
TAIWAN -- (13.7%)
   *A.G.V. Products Corp.............................................. 1,602,801      555,872
   *Ability Enterprise Co., Ltd....................................... 1,377,076    1,282,660
   #AcBel Polytech, Inc............................................... 1,428,599      809,227
    Accton Technology Corp............................................ 1,790,763      948,018
   #Ace Pillar Co., Ltd...............................................   164,400      262,502
    ACHEM Technology Corp.............................................   603,975      306,142
   *Acme Electronics Corp.............................................   224,000      290,303
   *Acter Co., Ltd....................................................    75,000      302,048
    Action Electronics Co., Ltd.......................................   868,635      201,046
   *Actron Technology Corp............................................    87,150      217,019
   *A-DATA Technology Co., Ltd........................................   241,000      291,056
   #Adlink Technology, Inc............................................   406,985      441,048
   *Advanced Ceramic X Corp...........................................   111,000      296,021
   *Advanced International Multitech Co., Ltd.........................    23,000       28,489
   *Advancetek Enterprise Co., Ltd....................................   505,917      439,998
  #*Alcor Micro Corp..................................................   166,000      264,486
    ALI Corp..........................................................   923,000    1,008,878
    Allis Electric Co., Ltd...........................................    54,000       14,666
   #Alpha Networks, Inc............................................... 1,121,763      759,635

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
TAIWAN -- (Continued)
   #Altek Corp........................................................ 1,587,637 $  881,310
   #Ambassador Hotel (The)............................................ 1,057,000  1,036,095
   #Ampoc Far-East Co., Ltd...........................................   344,444    270,786
    AmTRAN Technology Co., Ltd........................................ 2,895,951  2,225,387
   *Anpec Electronics Corp............................................   130,000     88,405
   #APCB, Inc.........................................................   529,000    334,620
   #Apex Biotechnology Corp...........................................   348,380    913,573
   #Apex Medical Corp.................................................   212,500    238,105
    Apex Science & Engineering Corp...................................   134,198     49,473
   *Ardentec Corp.....................................................   438,000    313,257
  #*Arima Communications Corp.........................................   758,000    340,038
   *Asia Optical Co., Inc.............................................   855,000    855,551
    Asia Polymer Corp.................................................   972,903  1,158,140
   #Asia Vital Components Co., Ltd.................................... 1,079,245    549,147
   #Asrock, Inc.......................................................   168,000    590,897
    Aten International Co., Ltd.......................................   312,479    562,385
    Audix Corp........................................................   394,000    319,241
   #Aurora Corp.......................................................   541,499    791,646
    Aurora Systems Corp...............................................   268,244    258,567
    AV Tech Corp......................................................   161,000    471,343
   *Avermedia Technologies, Inc.......................................   809,446    486,987
   #Avision, Inc......................................................   669,000    205,881
   *AVY Precision Technology, Inc.....................................    60,000     93,289
    Awea Mechantronic Co., Ltd........................................   137,200    143,947
    Bank of Kaohsiung................................................. 1,507,645    435,599
   *Basso Industry Corp., Ltd.........................................   447,000    311,137
   *BenQ Materials Corp...............................................   236,000     95,265
    BES Engineering Corp.............................................. 6,859,750  1,521,920
    Biostar Microtech International Corp..............................   592,975    294,352
   *Bright Led Electronics Corp.......................................   502,520    271,437
   #C Sun Manufacturing, Ltd..........................................   525,221    331,520
   #Cameo Communications, Inc.........................................   883,818    219,351
    Capella Microsystems Taiwan, Inc..................................    82,000    458,201
   #Capital Securities Corp........................................... 6,499,142  2,188,141
    Career Technology (MFG.) Co., Ltd................................. 1,034,000  1,436,165
  #*Carnival Industrial Corp.......................................... 1,125,000    406,724
    Cathay Chemical Works, Inc........................................    30,000     10,687
    Cathay Real Estate Development Co., Ltd........................... 3,127,000  1,249,088
    Central Reinsurance Co., Ltd......................................   826,402    353,900
    ChainQui Construction Development Co., Ltd........................   347,083    246,307
   #Champion Building Materials Co., Ltd.............................. 1,349,851    478,075
   #Chang Wah Electromaterials, Inc...................................   125,517    268,490
    Charoen Pokphand Enterprises Co., Ltd.............................   738,000    359,515
    CHC Resources Corp................................................   308,348    471,410
    Cheng Loong Corp.................................................. 3,528,383  1,258,294
    Cheng Uei Precision Industry Co., Ltd............................. 1,509,325  2,732,727
   #Chenming Mold Industrial Corp.....................................   396,437    329,476
    Chia Hsin Cement Corp............................................. 1,625,360    729,836
   *Chia Hsin Food & Synthetic Fiber Co., Ltd.........................    97,211         --
    Chicony Electronics Co., Ltd...................................... 1,226,729  2,353,246
   #Chien Kuo Construction Co., Ltd................................... 1,069,312    488,752
   *Chien Shing Stainless Steel Co., Ltd..............................   417,000     39,220
    Chilisin Electronics Corp.........................................   315,535    154,327
   #China Chemical & Pharmaceutical Co., Ltd.......................... 1,041,000    634,611
    China Ecotek Corp.................................................   187,000    390,796
   #China Electric Manufacturing Corp................................. 1,096,900    677,441
   *China General Plastics Corp....................................... 1,086,000    418,869
   #China Glaze Co., Ltd..............................................   518,139    235,597
   *China ManMade Fibers Corp......................................... 4,563,879  1,521,503
    China Metal Products Co., Ltd.....................................   986,278    563,616
   *China Motor Corp.................................................. 1,379,609  1,169,179

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CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
TAIWAN -- (Continued)
   *China Rebar Co., Ltd..............................................     55,174 $       --
    China Steel Chemical Corp.........................................    543,554  2,363,793
    China Steel Structure Co., Ltd....................................    409,000    389,231
    China Synthetic Rubber Corp.......................................  1,851,563  1,714,751
   *China United Trust & Investment Corp..............................    164,804         --
   *China Wire & Cable Co., Ltd.......................................    592,000    157,483
  #*Chinese Gamer International Corp..................................    119,000    279,214
    Chinese Maritime Transport, Ltd...................................    436,850    497,478
   #Chin-Poon Industrial Co., Ltd.....................................  1,459,207  1,584,042
   *Chipbond Technology Corp..........................................    177,000    220,859
    Chong Hong Construction Co........................................    564,646  1,134,160
   *Chou Chin Industrial Co., Ltd.....................................        825         --
   #Chroma Ate, Inc...................................................  1,189,821  2,634,516
   *Chun Yu Works & Co., Ltd..........................................    771,000    241,016
  #*Chun Yuan Steel Industrial Co., Ltd...............................  1,509,793    586,034
    Chung Hung Steel Corp.............................................  3,385,979    840,384
   #Chung Hwa Pulp Corp...............................................  1,902,031    577,398
    Chung-Hsin Electric & Machinery Manufacturing Corp................  1,533,000    865,014
   *Chungwa Picture Tubes Co., Ltd.................................... 16,175,000    472,241
    Clevo Co., Ltd....................................................  1,613,000  2,106,491
  #*CMC Magnetics Corp................................................ 10,279,960  1,609,571
   #Collins Co., Ltd..................................................    544,431    221,920
    Compal Communications, Inc........................................  1,153,000  1,054,500
   #Compeq Manufacturing Co., Ltd.....................................  3,615,000  1,521,777
   *Concord Securities Corp...........................................     30,000      6,321
    Continental Holdings Corp.........................................  1,599,067    549,118
   *Coretronic Corp...................................................    838,000    732,214
   *Cosmo Electronics Corp............................................    215,137    175,652
   *Cosmos Bank Taiwan................................................    759,000    209,736
   #Coxon Precise Industrial Co., Ltd.................................    416,000    565,430
   *Creative Sensor, Inc..............................................     85,000     41,542
   *CSBC Corp. Taiwan.................................................  1,325,610    955,036
    CTCI Corp.........................................................  1,072,013  1,987,437
   #CviLux Corp.......................................................    197,039    277,039
   #Cyberlink Corp....................................................    292,281    834,056
   #Cybertan Technology, Inc..........................................  1,152,779    793,823
   #Da Cin Construction Co., Ltd......................................    639,711    370,783
   *Dah Fung CATV Co., Ltd............................................    144,000    305,529
    Darfon Electronics Corp...........................................  1,074,550    745,475
    Davicom Semiconductor, Inc........................................    245,888    125,214
    De Licacy Industries Co., Ltd.....................................     70,000     20,206
    Delpha Construction Co., Ltd......................................    706,795    210,547
    Depo Auto Parts Industrial Co., Ltd...............................    387,000    822,690
   *Der Pao Construction Co., Ltd.....................................    476,000     13,014
    DFI, Inc..........................................................    143,524    105,373
   *Dimerco Express Taiwan Corp.......................................     13,000      8,757
   #D-Link Corp.......................................................  2,537,665  1,523,864
    Dynamic Electronics Co., Ltd......................................    858,801    249,625
   *Eastern Media International Corp..................................  3,279,337    359,046
    Eclat Textile Co., Ltd............................................    475,914  1,275,408
   *Edimax Technology Co., Ltd........................................    470,000    164,017
    Edom Technology Co., Ltd..........................................    172,776     50,154
   #Elan Microelectronics Corp........................................  1,342,715  2,162,615
  #*E-Lead Electronic Co., Ltd........................................    205,942    251,865
   #E-LIFE MALL Corp., Ltd............................................    300,000    641,054
   #Elite Advanced Laser Corp.........................................    263,000    297,521
   #Elite Material Co., Ltd...........................................  1,083,350    989,760
   *Elite Semiconductor Memory Technology, Inc........................    937,200    723,908
  #*Elitegroup Computer Systems Co., Ltd..............................  2,567,182  1,008,331
   *eMemory Technology, Inc...........................................    164,000    362,463
   *ENG Electric Co., Ltd.............................................    274,000    494,435

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
TAIWAN -- (Continued)
   #EnTie Commercial Bank............................................. 1,420,603 $  614,318
   *Episil Technologies, Inc..........................................   209,000     63,537
    Eternal Chemical Co., Ltd......................................... 2,419,794  1,825,028
  #*E-Ton Solar Tech Co., Ltd.........................................   592,000    241,743
   *Etron Technology Inc..............................................   206,000     62,888
   *Everest Textile Co., Ltd..........................................   978,562    275,531
    Evergreen International Storage & Transport Corp.................. 2,334,000  1,251,341
  #*Everlight Chemical Industrial Corp................................ 1,232,175    711,519
  #*Everlight Electronics Co., Ltd.................................... 1,352,000  2,103,204
   *Everspring Industry Co., Ltd......................................    39,000      9,459
    Excel Cell Electronics Co., Ltd...................................   105,000     35,801
  #*Excelsior Medical Co., Ltd........................................   305,140    608,000
    Far Eastern International Bank.................................... 4,679,865  1,840,306
   #Faraday Technology Corp........................................... 1,207,648  1,627,883
   *Farglory F T Z Investment Holding Co., Ltd........................   235,000    139,473
    Federal Corp...................................................... 1,432,682    696,812
    Feng Hsin Iron & Steel Co., Ltd................................... 1,664,100  2,636,826
  #*Feng Tay Enterprise Co., Ltd......................................   891,006    861,733
   *Firich Enterprises Co., Ltd.......................................   308,000    393,354
    First Copper Technology Co., Ltd..................................   781,000    181,975
   #First Hotel.......................................................   524,256    337,015
   #First Insurance Co., Ltd..........................................   832,179    346,384
    First Steamship Co., Ltd..........................................   526,200    548,895
   #FLEXium Interconnect, Inc.........................................   552,303  2,208,775
   #Flytech Technology Co., Ltd.......................................   252,919    579,038
    Forhouse Corp..................................................... 1,683,635    845,156
  #*Formosa Advanced Technologies Co., Ltd............................   508,000    376,441
  #*Formosa Epitaxy, Inc.............................................. 1,263,811    813,136
    Formosa International Hotels Corp.................................   130,780  1,393,404
    Formosa Oilseed Processing Co., Ltd...............................   295,697    134,241
    Formosan Rubber Group, Inc........................................ 1,698,000  1,034,434
    Formosan Union Chemical Corp......................................   988,380    679,348
  #*Fortune Electric Co., Ltd.........................................   502,078    213,263
    Founding Construction & Development Co., Ltd......................   546,745    313,560
   *Froch Enterprise Co., Ltd.........................................   620,000    204,047
    FSP Technology, Inc...............................................   599,887    512,644
    Fu I Industrial Co., Ltd..........................................   136,113     64,443
   #Fullerton Technology Co., Ltd.....................................   376,600    317,423
   *Fulltech Fiber Glass Corp.........................................   463,000    231,410
   #Fwusow Industry Co., Ltd..........................................   694,477    346,121
    G Shank Enterprise Co., Ltd.......................................   614,013    310,138
   *Gamania Digital Entertainment Co., Ltd............................    76,000     65,941
    Gem Terminal Industries Co., Ltd..................................   142,386     60,335
    Gemtek Technology Corp............................................ 1,217,219  1,084,994
    General Plastic Industrial Co., Ltd...............................   137,553    111,881
  #*Genesis Photonics, Inc............................................   785,503    670,845
   #Genius Electronic Optical Co., Ltd................................   149,030  1,022,905
    GeoVision, Inc....................................................   152,207    552,276
   #Getac Technology Corp............................................. 1,374,360  1,002,493
    Giant Manufacturing Co., Ltd......................................   215,776  1,177,167
  #*Giantplus Technology Co., Ltd.....................................   811,900    232,572
    Giga Solution Tech Co., Ltd.......................................   283,446    178,265
   #Gigabyte Technology Co., Ltd...................................... 1,996,800  1,731,721
   #Gigastorage Corp.................................................. 1,087,561    817,640
   #Gintech Energy Corp............................................... 1,271,936  1,232,711
   #Global Brands Manufacture, Ltd....................................   883,108    375,577
  #*Global Mixed Mode Technology, Inc.................................   268,000    748,391
   #Global Unichip Corp...............................................   307,000    989,828
   *Globe Union Industrial Corp.......................................   764,944    525,635
   *Gloria Material Technology Corp...................................   778,000    746,075
   #Gold Circuit Electronics, Ltd..................................... 1,756,227    356,516

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CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
TAIWAN -- (Continued)
    Goldsun Development & Construction Co., Ltd.......................  5,187,722 $1,755,849
    Good Will Instrument Co., Ltd.....................................    191,146    113,927
   #Grand Pacific Petrochemical Corp..................................  3,821,000  1,672,202
   #Grape King, Inc...................................................    404,000    813,000
   #Great China Metal Industry Co., Ltd...............................    518,000    587,871
    Great Taipei Gas Co., Ltd.........................................  1,220,000    773,310
   #Great Wall Enterprise Co., Ltd....................................  1,406,394  1,365,325
   #Green Energy Technology, Inc......................................  1,014,457    693,911
    GTM Corp..........................................................    524,000    217,593
   *Hannstar Board Corp...............................................    953,049    441,920
  #*HannStar Display Corp............................................. 20,434,989  1,248,782
   *HannsTouch Solution, Inc..........................................  2,778,130  1,019,572
   #Harvatek Corp.....................................................    665,963    324,149
   #Hey Song Corp.....................................................  1,487,000  1,892,493
    Highwealth Construction Corp......................................    251,000    387,690
  #*Hiti Digital, Inc.................................................    402,573    202,861
   #Hitron Technologies, Inc..........................................    555,213    314,382
  #*Ho Tung Holding Corp..............................................  2,251,948  1,272,358
   *Hocheng Corp......................................................    926,700    236,199
    Hold-Key Electric Wire & Cable Co., Ltd...........................    379,191    125,953
   #Holiday Entertainment Co., Ltd....................................    248,800    433,279
    Holtek Semiconductor, Inc.........................................    625,000    665,144
    Holy Stone Enterprise Co., Ltd....................................  1,086,183    981,489
   *Hong Ho Precision Textile Co., Ltd................................     89,000     37,865
    Hong Tai Electric Industrial Co., Ltd.............................    918,000    288,443
    Hong Yi Fiber Industry Co., Ltd...................................    164,652     46,774
   *Horizon Securities Co., Ltd.......................................    111,000     20,329
  #*Hota Industrial Manufacturing Co., Ltd............................    688,000    354,423
   *Howarm Construction Co., Ltd......................................    138,000    111,661
   #Hsin Kuang Steel Co., Ltd.........................................    936,443    570,902
    Hsing Ta Cement Co., Ltd..........................................    620,000    213,739
   *Hu Lane Associate, Inc............................................     31,000     52,355
    Hua Eng Wire & Cable Co., Ltd.....................................  1,623,565    421,210
  #*Huaku Development Co., Ltd........................................    911,816  1,873,112
   #Huang Hsiang Construction Co......................................    432,800    842,316
   *Huga Optotech, Inc................................................     52,000     18,002
    Hung Ching Development & Construction Co., Ltd....................    449,000    165,890
   #Hung Poo Real Estate Development Corp.............................    939,185    759,565
    Hung Sheng Construction Co., Ltd..................................  2,016,400  1,001,160
   *Hwa Fong Rubber Co., Ltd..........................................    772,670    170,574
   *Ibase Technology, Inc.............................................    104,000    134,983
  #*Ichia Technologies, Inc...........................................  1,243,000    572,768
   #I-Chiun Precision Industry Co., Ltd...............................    749,313    384,362
    ICP Electronics, Inc..............................................    571,000    915,156
   *ILI Technology Corp...............................................    127,000    343,995
   #Infortrend Technology, Inc........................................    957,163    604,489
   *Inotera Memories, Inc.............................................  5,794,000  1,078,300
   *Insyde Software Corp..............................................     28,000     99,672
  #*Integrated Memory Logic, Ltd......................................    143,000    538,768
   *International Games System Co., Ltd...............................     93,000    405,207
    Inventec Corp.....................................................  3,051,014    908,288
   #I-Sheng Electric Wire & Cable Co., Ltd............................    372,000    482,154
   #ITE Technology, Inc...............................................    670,408    528,858
    ITEQ Corp.........................................................  1,025,104  1,028,757
   *J Touch Corp......................................................    284,000    282,784
   *Janfusun Fancyworld Corp..........................................    180,000     33,155
   *Jenn Feng New Energy Co., Ltd.....................................    432,000    151,491
  #*Jentech Precision Industrial Co., Ltd.............................    117,869    315,868
  #*Jess-Link Products Co., Ltd.......................................    590,900    508,972
    Johnson Health Tech Co., Ltd......................................    216,675    571,756
    Jui Li Enterprise Co., Ltd........................................    324,080     79,662

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CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
TAIWAN -- (Continued)
    Kang Na Hsiung Enterprise Co., Ltd................................    377,020 $  161,984
   *Kao Hsing Chang Iron & Steel Corp.................................    784,000    130,653
   *Kaori Heat Treatment Co., Ltd.....................................     46,200     46,833
   #Kaulin Manufacturing Co., Ltd.....................................    482,330    346,074
   #Kee Tai Properties Co., Ltd.......................................  1,306,473    654,913
   #Kenda Rubber Industrial Co., Ltd..................................  1,778,447  2,140,876
   *Kenmec Mechanical Engineering Co., Ltd............................     81,000     26,505
    Kerry TJ Logistics Co., Ltd.......................................  1,241,000  1,565,159
    Kian Shen Corp....................................................     72,000    106,679
    King Core Electronics, Inc........................................     10,623      6,581
   #King Slide Works Co., Ltd.........................................    176,550  1,015,286
    King Yuan Electronics Co., Ltd....................................  4,525,979  1,967,768
    Kingdom Construction Co., Ltd.....................................  1,482,000    838,792
   *King's Town Bank..................................................  2,762,701  1,811,528
    King's Town Construction Co., Ltd.................................    722,105    599,255
    Kinik Co..........................................................    443,000    597,008
   #Kinko Optical Co., Ltd............................................    570,000    775,310
    Kinpo Electronics, Inc............................................  4,020,157    840,475
   #KS Terminals, Inc.................................................    320,482    270,816
   #Kung Long Batteries Industrial Co., Ltd...........................    271,000    471,481
   *Kuoyang Construction Co., Ltd.....................................  1,588,000    603,903
    Kwong Fong Industries Corp........................................  1,307,200    609,546
   #KYE Systems Corp..................................................  1,008,903    325,185
   *L&K Engineering Co., Ltd..........................................    497,048    461,870
  #*Lan Fa Textile Co., Ltd...........................................    718,933    205,573
   *Laser Tek Taiwan Co., Ltd.........................................     27,000     23,443
    LCY Chemical Corp.................................................    329,000    439,931
   #Leadtrend Technology Corp.........................................    136,086    225,834
    Lealea Enterprise Co., Ltd........................................  2,553,924    896,280
   *Ledtech Electronics Corp..........................................    398,000    137,569
   #Lee Chi Enterprises Co., Ltd......................................    687,000    303,753
  #*Leofoo Development Co., Ltd.......................................    914,000    503,817
   #Les Enphants Co., Ltd.............................................    641,110    567,995
   #Li Peng Enterprise Co., Ltd.......................................  1,640,606    460,836
    Lian Hwa Food Corp................................................    208,890    268,789
    Lien Hwa Industrial Corp..........................................  1,842,676  1,116,405
   #Lingsen Precision Industries, Ltd.................................  1,321,506    674,380
   #LITE-ON IT Corp...................................................  1,488,990  1,376,134
   #Lite-On Semiconductor Corp........................................  1,075,730    545,572
    Long Bon International Co., Ltd...................................  1,079,945    483,653
    Long Chen Paper Co., Ltd..........................................  1,440,674    360,530
  #*Lotes Co., Ltd....................................................    196,778    460,594
   *Lucky Cement Corp.................................................    677,000    146,090
   #Lumax International Corp., Ltd....................................    335,245    769,682
   *Macroblock, Inc...................................................     68,000    278,904
    Macronix International Co., Ltd................................... 11,202,479  2,753,052
    Makalot Industrial Co., Ltd.......................................    479,202  1,318,534
   #Marketech International Corp......................................    448,000    269,895
    Masterlink Securities Corp........................................  3,843,000  1,139,967
    Maxtek Technology Co., Ltd........................................     41,000     30,086
   #Mayer Steel Pipe Corp.............................................    760,567    293,814
    Maywufa Co., Ltd..................................................    170,322     73,173
    Meiloon Co., Ltd..................................................    437,053    127,334
    Mercuries & Associates, Ltd.......................................  1,142,438    939,565
   *Mercuries Data Systems, Ltd.......................................    353,000    108,710
    Merida Industry Co., Ltd..........................................    650,170  2,796,155
    Merry Electronics Co., Ltd........................................    674,481    869,900
   *Microbio Co., Ltd.................................................    264,000    312,568
  #*Microelectronics Technology, Inc..................................  1,557,527    579,791
    Micro-Star International Co., Ltd.................................  3,209,075  1,488,016
    Min Aik Technology Co., Ltd.......................................    561,316  1,347,725

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CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
TAIWAN -- (Continued)
  #*Mirle Automation Corp.............................................    512,009 $  330,265
   #Mitac International Corp..........................................  4,439,000  1,350,837
   *Mosel Vitelic, Inc................................................  2,505,644    240,900
   *Motech Industries, Inc............................................    436,000    471,048
   *MPI Corp..........................................................     87,000    172,401
   #Nak Sealing Technologies Corp.....................................    204,954    332,032
  #*Namchow Chemical Industrial Co., Ltd..............................    660,000    687,201
    Nankang Rubber Tire Co., Ltd......................................  1,740,056  2,425,840
   #Nantex Industry Co., Ltd..........................................    822,036    701,961
   *Nanya Technology Corp.............................................  2,937,000    183,143
   #National Petroleum Co., Ltd.......................................    711,824    706,325
  #*Neo Solar Power Corp..............................................  1,903,000  1,180,956
    New Asia Construction & Development Co., Ltd......................    423,137    116,032
    Newmax Technology Co., Ltd........................................    139,000    200,033
   #Nichidenbo Corp...................................................    281,984    213,662
    Nien Hsing Textile Co., Ltd.......................................  1,125,125    703,861
   *Ocean Plastics Co., Ltd...........................................    538,200    390,882
   #Opto Technology Corp..............................................  2,030,886    755,483
   *Orient Semiconductor Electronics, Ltd.............................  1,795,000    237,822
  #*Oriental Union Chemical Corp......................................  2,601,267  2,979,100
   #Orise Technology Co., Ltd.........................................    257,000    243,029
   *Pacific Construction Co., Ltd.....................................    597,850    167,587
   #Pan Jit International, Inc........................................  1,280,541    484,424
    Pan-International Industrial Corp.................................  1,366,893  1,371,860
   #Paragon Technologies Co., Ltd.....................................    242,449    216,706
   #Phihong Technology Co., Ltd.......................................    936,901    755,819
  #*Phytohealth Corp..................................................    439,000    605,618
   *Picvue Electronics, Ltd...........................................     72,760         --
  #*Pihsiang Machinery Manufacturing Co., Ltd.........................    505,534    617,278
    Plotech Co., Ltd..................................................    191,000     76,134
   #Polytronics Technology Corp.......................................    223,027    390,022
   *Portwell, Inc.....................................................    105,000    112,301
   *Potrans Electrical Corp...........................................    228,000     33,144
   *Power Quotient International Co., Ltd.............................    905,000    219,178
   #Powercom Co., Ltd.................................................    677,140    238,169
  #*Powertech Industrial Co., Ltd.....................................    321,000    234,998
    President Securities Corp.........................................  2,718,920  1,365,547
   *Prime Electronics and Satellitics, Inc............................    194,000    171,983
    Prince Housing & Development Corp.................................  2,774,347  1,755,382
   *Procomp Informatics, Ltd..........................................     21,675         --
   *Prodisc Technology, Inc...........................................  1,707,199      9,677
   #Promate Electronic Co., Ltd.......................................    573,000    419,616
  #*Promise Technology, Inc...........................................    503,286    252,990
   *Protop Technology Co., Ltd........................................    192,000      1,344
    Qisda Corp........................................................  5,565,900  1,221,976
   *Quanta Storage, Inc...............................................    200,000    124,566
  #*Quintain Steel Co., Ltd...........................................  1,312,824    294,069
   #Radium Life Tech Corp.............................................  1,963,016  1,224,651
    Ralec Electronic Corp.............................................    103,209    104,927
   #Realtek Semiconductor Corp........................................  1,642,990  2,824,705
   #Rechi Precision Co., Ltd..........................................    982,900    859,671
   *Rexon Industrial Corp., Ltd.......................................    229,000     37,267
   *Rich Development Co., Ltd.........................................    345,000    158,318
   *Richtek Technology Corp...........................................    539,000  2,960,982
  #*Ritek Corp........................................................ 10,463,387  1,365,619
    Ruentex Development Co., Ltd......................................    422,084    709,688
   *Sainfoin Technology Corp..........................................    131,260         --
    Sampo Corp........................................................  2,298,327    687,741
    San Fang Chemical Industry Co., Ltd...............................    487,789    378,867
   *San Shing Fastech Corp............................................      6,000      7,562
   *Sanyang Industrial Co., Ltd.......................................  2,704,628  1,757,180

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
TAIWAN -- (Continued)
   #Sanyo Electric Taiwan Co., Ltd....................................   503,000 $  440,984
    SCI Pharmtech, Inc................................................    71,936    123,583
  #*SDI Corp..........................................................   446,000    291,934
    Senao International Co., Ltd......................................   375,541  1,384,554
   #Sercomm Corp......................................................   551,000    795,515
   #Sesoda Corp.......................................................   475,250    569,589
    Shan-Loong Transportation Co., Ltd................................    24,000     15,623
    Sheng Yu Steel Co., Ltd...........................................   552,980    340,472
  #*ShenMao Technology, Inc...........................................   320,891    355,639
    Shih Wei Navigation Co., Ltd......................................   622,598    556,525
   #Shihlin Electric & Engineering Corp............................... 1,191,000  1,372,860
  #*Shihlin Paper Corp................................................   446,000    602,583
    Shin Hai Gas Corp.................................................     1,000      1,296
    Shin Shin Co., Ltd................................................    32,000     27,801
   #Shin Zu Shing Co., Ltd............................................   394,144  1,116,538
  #*Shining Building Business Co., Ltd................................   713,235    599,007
   #Shinkong Insurance Co., Ltd.......................................   764,131    532,729
   #Shinkong Synthetic Fibers Co., Ltd................................ 7,179,395  2,105,105
    Shiny Chemical Industrial Co., Ltd................................   158,000    196,263
   *Shuttle, Inc......................................................   726,152    219,250
   #Sigurd Microelectronics Corp...................................... 1,397,974  1,011,640
    Silicon Integrated Systems Corp................................... 2,201,820    748,340
   #Silitech Technology Corp..........................................   490,627    995,103
   #Sinbon Electronics Co., Ltd.......................................   627,000    475,633
    Sincere Navigation Corp........................................... 1,244,786  1,096,006
   *Sinkang Industries, Ltd...........................................   152,001     49,055
   #Sinkong Textile Co., Ltd..........................................   695,542    945,243
   *Sinmag Equipment Corp.............................................    51,000    222,864
  #*Sino-American Silicon Products, Inc...............................   993,000  1,223,487
   #Sinon Corp........................................................ 1,348,510    621,124
   #Sinphar Pharmaceutical Co., Ltd...................................   464,588    399,760
  #*Sinyi Realty Co., Ltd.............................................   610,636    776,013
   *Sirtec International Co., Ltd.....................................   193,000    229,624
   #Sitronix Technology Corp..........................................   427,879    497,655
    Siward Crystal Technology Co., Ltd................................   447,000    127,549
   *Skymedi Corp......................................................    41,000     45,609
   *Soft-World International Corp.....................................    85,000    183,897
   *Solar Applied Materials Technology Co.............................   139,000    186,386
    Solomon Technology Corp...........................................   147,138     48,649
  #*Solytech Enterprise Corp..........................................   585,000    188,298
  #*Sonix Technology Co., Ltd.........................................   625,000    871,784
    Southeast Cement Co., Ltd.........................................   899,700    354,162
    Spirox Corp.......................................................   180,000     66,105
   *Sporton International, Inc........................................    48,000    111,169
    Springsoft, Inc...................................................   702,000    982,404
   *St. Shine Optical Co., Ltd........................................    84,000    949,443
   #Standard Chemical & Pharmaceutical Co., Ltd.......................   331,571    277,155
   *Star Comgistic Capital Co., Ltd...................................   239,785     99,694
   #Stark Technology, Inc.............................................   413,860    335,298
  #*Sunonwealth Electric Machine Industry Co., Ltd....................   494,487    321,729
    Sunplus Technology Co., Ltd....................................... 1,937,000    504,583
   #Sunrex Technology Corp............................................   768,736    337,250
   *Sunspring Metal Corp..............................................   150,000    151,340
   #Super Dragon Technology Co., Ltd..................................   243,382    190,116
   #Supreme Electronics Co., Ltd......................................   667,000    292,346
    Sweeten Construction Co., Ltd.....................................   275,889    144,106
   *Syncmold Enterprise Corp..........................................   123,000    187,185
    Sysware Systex Corp...............................................   242,388    244,650
   *Ta Chen Stainless Pipe Co., Ltd................................... 1,927,953    915,827
   *Ta Chong Bank, Ltd................................................ 5,551,769  1,704,685
    Ta Ya Electric Wire & Cable Co., Ltd.............................. 2,103,306    521,044

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CONTINUED

                                                                          SHARES    VALUE++
                                                                          ------    -------
TAIWAN -- (Continued)
   #Ta Yih Industrial Co., Ltd........................................   194,000 $  332,736
    Tah Hsin Industrial Corp..........................................   455,000    391,885
   *TAI Roun Products Co., Ltd........................................   239,000     79,263
   #TA-I Technology Co., Ltd..........................................   606,778    381,720
   *Taichung Commercial Bank.......................................... 5,697,272  1,801,279
   *TaiDoc Technology Corp............................................     8,000     13,202
   *Taiflex Scientific Co., Ltd.......................................   294,000    400,589
   #Tainan Enterprises Co., Ltd.......................................   425,370    397,715
   #Tainan Spinning Co., Ltd.......................................... 3,639,988  1,486,092
   #Taisun Enterprise Co., Ltd........................................ 1,094,590    576,051
   #Taita Chemical Co., Ltd...........................................   690,430    272,148
   #Taiwan Acceptance Corp............................................   264,480    645,205
   *Taiwan Business Bank.............................................. 1,121,933    325,437
   #Taiwan Cogeneration Corp.......................................... 1,235,566    777,112
  #*Taiwan Fire & Marine Insurance Co., Ltd...........................   836,338    544,047
   *Taiwan Flourescent Lamp Co., Ltd..................................   176,000     17,487
    Taiwan Fu Hsing Industrial Co., Ltd...............................   479,000    331,028
    Taiwan Hon Chuan Enterprise Co., Ltd..............................   938,814  2,068,358
   *Taiwan Hopax Chemicals Manufacturing Co., Ltd.....................     9,000      3,533
   *Taiwan Kolin Co., Ltd............................................. 1,356,000         --
   *Taiwan Land Development Corp...................................... 2,458,483    945,606
   #Taiwan Life Insurance Co., Ltd.................................... 1,360,232    855,702
   #Taiwan Line Tek Electronic Co., Ltd...............................   270,980    299,172
    Taiwan Mask Corp..................................................   756,412    276,121
    Taiwan Navigation Co., Ltd........................................   610,777    613,433
    Taiwan Paiho Co., Ltd.............................................   958,165    607,705
   *Taiwan PCB Techvest Co., Ltd......................................   221,548    275,694
  #*Taiwan Prosperity Chemical Corp...................................   442,000    774,676
    Taiwan Pulp & Paper Corp.......................................... 1,554,980    473,876
  #*Taiwan Sakura Corp................................................   934,003    458,502
    Taiwan Secom Co., Ltd.............................................   939,332  1,871,041
   *Taiwan Semiconductor Co., Ltd.....................................   189,000     80,758
   #Taiwan Sogo Shinkong Security Co., Ltd............................   997,278  1,009,063
   *Taiwan Styrene Monomer Corp....................................... 2,169,303    515,732
   *Taiwan Surface Mounting Technology Co., Ltd.......................   165,000    252,029
   #Taiwan Tea Corp................................................... 2,487,897  1,221,535
   *Taiwan Union Technology Corp......................................   332,000    155,687
    Taiyen Biotech Co., Ltd...........................................   710,000    516,013
  #*Tatung Co., Ltd................................................... 8,166,455  1,600,364
   *Teco Electric & Machinery Co., Ltd................................ 4,753,000  3,005,724
   *Tecom, Ltd........................................................   108,114      5,613
   *Tekcore Co., Ltd..................................................    16,000      7,225
   #Ten Ren Tea Co., Ltd..............................................   178,980    278,695
   #Test Research, Inc................................................   575,926    877,236
    Test-Rite International Co., Ltd.................................. 1,107,438    781,992
  #*Thinking Electronic Industrial Co., Ltd...........................   319,204    276,140
   #Thye Ming Industrial Co., Ltd.....................................   565,360    495,523
    TNC Industrial Corp., Ltd.........................................   197,000    152,126
    Ton Yi Industrial Corp............................................ 2,949,644  1,766,973
  #*Tong Hsing Electronic Industries, Ltd.............................   431,963  1,217,254
   #Tong Yang Industry Co., Ltd....................................... 1,433,060  1,397,790
   #Tong-Tai Machine & Tool Co., Ltd..................................   697,313    550,682
   #Topco Scientific Co., Ltd.........................................   523,082    834,369
   *Topco Technologies Corp...........................................     7,000     14,246
    Topoint Technology Co., Ltd.......................................   531,111    276,618
    Transcend Information, Inc........................................   724,651  1,939,691
   #Tsann Kuen Enterprise Co., Ltd....................................   399,686    809,935
   #TTET Union Corp...................................................   270,000    450,510
  #*TTY Biopharm Co., Ltd.............................................   372,000  1,532,682
   #Tung Ho Steel Enterprise Corp..................................... 2,725,000  2,431,557
  #*Tung Ho Textile Co., Ltd..........................................   598,000    169,475

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

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CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
TAIWAN -- (Continued)
   *Tung Thih Electronic Co., Ltd.....................................     64,000 $  131,445
    TXC Corp..........................................................  1,074,053  1,631,234
   *TYC Brother Industrial Co., Ltd...................................    686,329    267,883
  #*Tycoons Group Enterprise Co., Ltd.................................  1,835,182    296,258
   #Tyntek Corp.......................................................  1,237,621    397,089
   *Tze Shin International Co., Ltd...................................    356,416    166,098
  #*Union Bank of Taiwan..............................................  3,098,593  1,108,211
    Unitech Electronics Co., Ltd......................................    281,804    133,693
   #Unitech Printed Circuit Board Corp................................  2,085,370    644,617
    United Integration Service Co., Ltd...............................    768,439    613,745
   #Unity Opto Technology Co., Ltd....................................  1,024,500    950,012
    Universal Cement Corp.............................................  1,287,191    571,294
    Universal Microelectronics Co., Ltd...............................     84,000     21,519
    Universal, Inc....................................................    117,971     63,015
    Unizyx Holding Corp...............................................  1,464,430    708,937
   #UPC Technology Corp...............................................  2,756,334  1,572,434
   *Userjoy Technology Co., Ltd.......................................     41,000     81,413
    USI Corp..........................................................  2,468,464  2,319,951
   *Vanguard International Semiconductor Corp.........................    455,000    190,111
   #Ve Wong Corp......................................................    433,696    294,447
   *Veutron Corp......................................................     51,628      2,344
   *Via Technologies, Inc.............................................  2,725,000    835,459
   *Viking Tech Corp..................................................     43,000     37,964
  #*Visual Photonics Epitacy Co., Ltd.................................    817,696  1,197,208
  #*Wafer Works Corp..................................................    310,000    176,114
   *Wah Hong Industrial Corp..........................................     20,000     28,545
    Wah Lee Industrial Corp...........................................    683,000    861,635
    Walsin Lihwa Corp.................................................  3,797,000  1,132,488
    Walsin Technology Corp., Ltd......................................  2,165,873    480,874
    Walton Advanced Engineering, Inc..................................  1,053,197    315,048
   *Walton Chaintech Corp.............................................    145,000    188,910
    Wan Hai Lines Co., Ltd............................................  1,866,000    915,231
    Wan Hwa Enterprise Co., Ltd.......................................    539,718    240,233
    Waterland Financial Holdings Co., Ltd.............................  4,979,933  1,675,961
   *Ways Technical Corp., Ltd.........................................    183,000    375,202
   *WEI Chih Steel Industrial Co., Ltd................................    433,000     70,846
   #Wei Chuan Foods Corp..............................................  1,542,000  1,587,152
   *Wei Mon Industry Co., Ltd.........................................    770,000    410,985
    Weikeng Industrial Co., Ltd.......................................    795,100    570,279
    Well Shin Technology Co., Ltd.....................................    204,000    252,736
   #Wellypower Optronics Corp.........................................    491,000    198,093
   #Weltrend Semiconductor, Inc.......................................    951,833    373,691
   *Win Semiconductors Corp...........................................    228,000    267,074
  #*Winbond Electronics Corp.......................................... 11,263,138  1,574,275
    Wintek Corp.......................................................  5,154,000  2,232,421
   *Wisdom Marine Lines Co., Ltd......................................     64,000     92,587
   #Wistron NeWeb Corp................................................    763,891  1,502,730
   #WT Microelectronics Co., Ltd......................................  1,012,524  1,291,976
   *WUS Printed Circuit Co., Ltd......................................  1,224,000    528,576
   *XAC Automation Corp...............................................     12,000     11,052
   #Yageo Corp........................................................  7,705,000  2,064,150
    Yang Ming Marine Transport Corp...................................  2,097,000    851,558
    YC INOX Co., Ltd..................................................  1,107,171    566,556
   #Yem Chio Co., Ltd.................................................    886,694    814,301
    Yi Jinn Industrial Co., Ltd.......................................    713,312    143,226
    Yieh Phui Enterprise Co., Ltd.....................................  4,034,645  1,215,952
  #*Young Fast Optoelectronics Co., Ltd...............................    490,872  1,028,660
  #*Young Optics, Inc.................................................    209,111    663,514
  #*Youngtek Electronics Corp.........................................    219,000    540,633
    Yuen Foong Yu Paper Manufacturing Co., Ltd........................  4,607,212  1,832,108
   *Yufo Electronics Co., Ltd.........................................     10,000      6,913

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CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
TAIWAN -- (Continued)
    Yung Chi Paint & Varnish Manufacturing Co., Ltd...................    270,869 $    466,739
   *Yung Tay Engineering Co., Ltd.....................................  1,170,000    1,902,193
  #*YungShin Global Holding Corp......................................    635,300      821,727
   *Zeng Hsing Industrial Co., Ltd....................................     64,000      204,965
   #Zenitron Corp.....................................................    660,000      415,513
   #Zig Sheng Industrial Co., Ltd.....................................  1,565,614      492,681
    Zinwell Corp......................................................  1,122,586    1,074,610
   #Zippy Technology Corp.............................................    366,948      255,849
                                                                                  ------------
TOTAL TAIWAN..........................................................             365,677,091
                                                                                  ------------
THAILAND -- (3.4%)
    A.J. Plast PCL (Foreign)..........................................    677,888      245,565
    Aeon Thana Sinsap (Thailand) PCL (Foreign)........................    142,500      156,220
    Amata Corp. PCL (Foreign).........................................  1,818,700      994,015
   *Apex Development PCL (Foreign)....................................      3,536           --
    Asia Plus Securities PCL (Foreign)................................  3,856,000      279,367
    Asian Property Development PCL (Foreign)..........................  5,334,160    1,254,299
    Bangchak Petroleum PCL (Foreign)..................................  2,363,100    1,667,010
    Bangkok Aviation Fuel Services PCL (Foreign)......................    909,017      389,950
    Bangkok Chain Hospital PCL (Foreign)..............................  4,195,650    1,226,564
    Bangkok Expressway PCL (Foreign)..................................  1,473,100    1,334,075
    Bangkok Insurance PCL (Foreign)...................................    127,501    1,008,826
    Bangkok Life Assurance PCL (Foreign) NVDR.........................  1,523,600    2,239,164
   *Bangkok Metro PCL (Foreign).......................................  6,221,100      122,564
   *Bangkok Rubber PCL (Foreign)......................................     14,600        1,151
   *Bangkokland PCL (Foreign)......................................... 33,753,170      900,943
    Bumrungrad Hospital PCL (Foreign).................................  1,241,000    2,997,013
    Cal-Comp Electronics (Thailand) PCL (Foreign).....................  3,912,100      303,321
   *Central Paper Industry PCL (Foreign)..............................         20        1,335
    Central Plaza Hotel PCL (Foreign).................................  2,548,900    1,239,217
    CH Karnchang PCL (Foreign)........................................  2,889,700      651,950
    Charoong Thai Wire & Cable PCL (Foreign)..........................    452,700      115,081
    Delta Electronics Thailand PCL (Foreign)..........................  1,879,600    1,421,496
    Dhipaya Insurance PCL (Foreign)...................................     16,400       11,465
    Diamond Building Products PCL (Foreign)...........................    688,800      143,363
    Dynasty Ceramic PCL (Foreign).....................................    777,200    1,278,046
    Eastern Water Resources Development & Management PCL (Foreign)....  3,141,200      993,166
    Electricity Generating PCL (Foreign)..............................    747,700    2,601,625
    Electricity Generating PCL (Foreign) NVDR.........................     26,300       91,511
    Erawan Group PCL (Foreign)........................................  4,046,270      339,439
    Esso (Thailand) PCL (Foreign).....................................  5,728,400    1,874,881
   *G J Steel PCL (Foreign)........................................... 47,637,200      211,923
   *G Steel PCL (Foreign)............................................. 27,015,300      351,963
    GFPT PCL(Foreign).................................................  2,120,000      562,504
    GMM Grammy PCL (Foreign)..........................................    928,000      692,977
    Hana Microelectronics PCL (Foreign)...............................  1,395,496      886,874
    Hermraj Land & Development PCL (Foreign).......................... 18,324,100    1,735,171
    Home Product Center PCL (Foreign).................................  2,635,094      962,936
    ICC International PCL (Foreign)...................................    204,600      258,432
   *Italian-Thai Development PCL (Foreign) NVDR.......................  7,917,730      805,108
   *ITV PCL (Foreign).................................................  2,785,600       92,942
    Jasmine International PCL (Foreign)............................... 12,427,200    1,295,240
    Kang Yong Electric PCL (Foreign)..................................     23,900      185,307
    KGI Securities (Thailand) PCL (Foreign)...........................  3,114,900      201,919
    Khon Kaen Sugar Industry PCL (Foreign)............................  2,449,000      933,842
    Kiatnakin Bank PCL (Foreign) NVDR.................................  1,089,500    1,419,431
    L.P.N. Development PCL (Foreign) NVDR.............................    411,500      227,521
   *Laguna Resorts & Hotels PCL (Foreign).............................     80,500      101,680
    Lanna Resources PCL (Foreign).....................................    632,300      484,221
    Loxley PCL (Foreign)..............................................  3,578,320      407,067
    LPN Development PCL (Foreign).....................................  1,488,000      822,726

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CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------    -------
THAILAND -- (Continued)
    Major Cineplex Group PCL (Foreign)................................  1,714,900 $1,029,921
    MBK PCL (Foreign).................................................    330,900    983,132
    MCOT PCL (Foreign)................................................  1,097,600  1,002,733
    MCS Steel PCL (Foreign)...........................................    824,600    175,558
   *Minor International PCL (Foreign).................................  5,404,213  2,696,096
    Modernform Group PCL (Foreign)....................................    294,800     59,953
    Muang Thai Insurance PCL (Foreign)................................     19,588     45,749
    Muramoto Electronic (Thailand) PCL (Foreign)......................     14,000     81,411
    Padaeng Industry PCL (Foreign) NVDR...............................    279,200    111,786
    Patum Rice Mill & Granary PCL (Foreign)...........................      5,500     12,583
    Polyplex PCL (Foreign)............................................  1,373,300    641,484
    Precious Shipping PCL (Foreign)...................................  1,596,700    740,763
    Preuksa Real Estate PCL (Foreign).................................  3,557,600  2,000,938
    Property Perfect PCL (Foreign).................................... 12,220,600    427,158
    Quality Houses PCL (Foreign)...................................... 18,063,608  1,027,450
   *Raimon Land PCL (Foreign).........................................  4,874,200    238,521
    Ratchaburi Electricity Generating Holding PCL (Foreign)...........     37,300     56,596
   *Regional Container Lines PCL (Foreign)............................  1,366,900    282,328
   *Robinson Department Store PCL (Foreign)...........................  1,035,325  2,015,051
    Rojana Industrial Park PCL (Foreign)..............................  2,191,700    598,939
    Saha Pathana Inter-Holding PCL (Foreign)..........................    680,300    578,266
    Saha-Union PCL (Foreign)..........................................    551,900    596,269
   *Sahaviriya Steel Industries PCL (Foreign)......................... 34,822,700    697,118
    Samart Corp. PCL (Foreign)........................................  1,860,900    541,062
    Samart I-Mobile PCL (Foreign).....................................  8,442,100    557,978
    Samart Telcoms PCL (Foreign)......................................    999,300    412,803
    Sansiri PCL (Foreign)............................................. 12,672,108    966,414
    SC Asset Corp. PCL (Foreign)......................................  1,245,300    597,522
    SE-Education PCL (Foreign)........................................    152,790     59,718
    Siam City Cement PCL (Foreign)....................................    139,500  1,511,582
    Siam Future Development PCL (Foreign).............................  1,940,775    484,115
    Siam Makro PCL (Foreign)..........................................    198,700  2,083,603
    Siamgas & Petrochemicals PCL (Foreign)............................  1,734,900    799,366
    Sino-Thai Engineering & Construction PCL (Foreign)................  2,222,600  1,073,515
    SNC Former PCL (Foreign)..........................................    481,100    412,765
    Somboon Advance Technology PCL (Foreign) (B05N984)................     15,850     15,110
    Somboon Advance Technology PCL (Foreign) (B05PZJ3)................    728,000    693,994
    Sri Trang Agro Industry PCL (Foreign).............................  2,144,690    988,179
    STP & I PCL (Foreign).............................................    691,435    609,702
    Supalai PCL (Foreign).............................................  2,942,733  1,683,165
   *SVI PCL (Foreign).................................................  3,411,100    383,708
   *Tata Steel (Thailand) PCL (Foreign)...............................  9,617,100    241,421
   *Thai Airways International PCL (Foreign)..........................  3,604,400  2,279,236
   *Thai Airways International PCL (Foreign) NVDR.....................    141,400     89,414
    Thai Carbon Black PCL (Foreign)...................................    158,800    137,506
    Thai Rayon PCL (Foreign)..........................................      1,700      3,066
    Thai Reinsurance PCL (Foreign)....................................  5,072,500    496,451
   *Thai Reinsurance PCL (Foreign) NVDR...............................    833,200     81,546
   *Thai Rung Union Car PCL (Foreign).................................     26,700      8,484
    Thai Stanley Electric PCL (Foreign)...............................    144,600    951,134
    Thai Tap Water Supply PCL (Foreign)...............................  6,490,400  1,515,870
    Thai Union Frozen Products PCL (Foreign)..........................    455,390  1,063,590
    Thai Vegetable Oil PCL (Foreign)..................................  1,833,175  1,470,851
    Thai Wacoal PCL (Foreign).........................................     78,000    108,437
   *Thaicom PCL (Foreign).............................................  2,518,100  1,200,238
    Thai-German Ceramic Industry PCL (Foreign)........................  1,267,900    175,661
    Thanachart Capital PCL (Foreign)..................................  2,288,600  2,345,324
    Thoresen Thai Agencies PCL (Foreign)..............................  1,336,500    645,529
    Ticon Industrial Connection PCL (Foreign).........................  1,568,700    667,956
    Tipco Asphalt PCL (Foreign).......................................    306,190    381,886
    TIPCO Foods PCL (Foreign).........................................    130,682     23,670

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CONTINUED

                                                                                    SHARES     VALUE++
                                                                                    ------     -------
THAILAND -- (Continued)
    Tisco Financial Group PCL (Foreign)........................................  1,185,300 $ 1,525,410
    TPI Polene PCL (Foreign)...................................................  3,345,860   1,275,828
   *True Corp. PCL (Foreign)................................................... 23,704,694   3,012,989
   *Tycoons Worldwide Group PCL (Foreign)......................................    804,700     163,650
    Univanich Palm Oil PCL (Foreign)...........................................     32,000     100,413
    Univentures PCL (Foreign)..................................................  1,016,700      92,398
    Vanachai Group PCL (Foreign)...............................................  2,200,266     286,657
    Vibhavadi Medical Center PCL (Foreign).....................................    238,900      53,140
    Vinythai PCL (Foreign).....................................................  2,273,034   1,314,560
    Workpoint Entertainment PCL (Foreign)......................................    289,500     287,476
                                                                                           -----------
TOTAL THAILAND.................................................................             90,496,301
                                                                                           -----------
TURKEY -- (3.0%)
    Adana Cimento Sanayii T.A.S. Series A......................................    284,674     540,436
    Adana Cimento Sanayii T.A.S. Series C......................................    137,935      52,111
   *Afyon Cimento Sanayi T.A.S.................................................      2,816     127,212
    Akcansa Cimento A.S........................................................    273,814   1,172,127
   *Akenerji Elektrik Uretim A.S...............................................    654,495     770,014
   *Akfen Holding A.S..........................................................    211,073   1,092,970
    Aksa Akrilik Kimya Sanayii A.S.............................................    497,394   1,185,645
    Aksigorta A.S..............................................................    712,907     736,848
   *Aktas Elektrik Ticaret A.S.................................................        370      30,922
    Alarko Holding A.S.........................................................    377,717     826,772
   *Albaraka Turk Katilim Bankasi A.S..........................................  1,422,543     925,227
   *Alcatel-Lucent Teletas Telekomunikasyon A.S................................          1           1
   *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S........................    110,344   1,838,897
   *Anadolu Anonim Tuerk Sigorta Sirketi A.S...................................  1,229,760     682,979
   *Anadolu Cam Sanayii A.S....................................................    557,676     737,866
    Anadolu Hayat Sigorta A.S..................................................    411,845   1,122,867
    Aselsan Elektronik Sanayi Ve Ticaret A.S...................................    126,677     876,832
   *Asya Katilim Bankasi A.S...................................................  2,767,888   2,971,503
    Ayen Enerji A.S............................................................         --          --
    Aygaz A.S..................................................................    124,525     553,831
    Bagfas Bandirma Gubre Fabrikalari A.S......................................     11,182   1,114,954
   *Banvit Bandirma Vitaminli Yem Sanayii A.S..................................    182,103     438,041
    Baticim Bati Anabolu Cimento Sanayii A.S...................................    217,483     774,193
   *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S..........................     40,255     102,793
    Bizim Toptan Satis Magazalari A.S..........................................     91,837   1,354,078
    Bolu Cimento Sanayii A.S...................................................    359,959     258,252
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S..............................     59,854     937,056
   *Bosch Fren Sistemleri Sanayi ve Ticaret A.S................................        989      87,226
   *Boyner Buyuk Magazacilik A.S...............................................    200,634     410,822
    Bursa Cimento Fabrikasi A.S................................................    194,283     519,768
   *Celebi Hava Servisi A.S....................................................     36,194     336,138
    Cimsa Cimento Sanayi ve Ticaret A.S........................................    235,694   1,051,924
   *Deva Holding A.S...........................................................    212,008     254,597
   *Dogan Gazetecilik A.S......................................................    114,947     102,503
   *Dogan Sirketler Grubu Holding A.S..........................................  5,005,457   2,252,471
   *Dogan Yayin Holding A.S....................................................  2,912,329   1,116,326
    Dogus Otomotiv Servis ve Ticaret A.S.......................................    490,086   1,633,307
   *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S............................    171,098     428,234
    Eczacibasi Yatirim Holding Ortakligi A.S...................................    189,355     702,013
    EGE Seramik Sanayi ve Ticaret A.S..........................................    331,855     316,363
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S..    971,733   1,004,461
   *Fenerbahce Sportfi Hizmetler Sanayi ve Ticaret A.S.........................     19,461     577,292
   *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S. (B03MSV9)..............      2,569      76,573
   *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S. (B774VS8)..............     10,276     296,283
    Gentas Genel Metal Sanayi ve Ticaret A.S...................................    463,448     357,409
   *Global Yatirim Holding A.S.................................................  1,310,376     893,221
   *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S............................     49,862      15,506
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S........................     16,561     493,744

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CONTINUED

                                                                                  SHARES    VALUE++
                                                                                  ------    -------
TURKEY -- (Continued)
    Goodyear Lastikleri T.A.S.................................................    31,518 $  905,935
   *GSD Holding A.S........................................................... 1,293,858    531,589
   *Gubre Fabrikalari Ticaret A.S.............................................   127,455  1,058,282
   *Gunes Sigorta A.S.........................................................   254,048    312,894
    Hektas Ticaret T.A.S......................................................        --         --
   *Hurriyet Gazetecilik ve Matbaacilik A.S...................................   821,279    396,917
   *Ihlas EV Aletleri A.S.....................................................   387,355    152,745
   *Ihlas Holding A.S......................................................... 3,952,066  2,367,865
   *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S................................   501,048  1,156,132
   *Is Finansal Kiralama A.S..................................................   872,130    435,480
    Is Yatirim Menkul Degerler A.S............................................   234,612    224,844
   *Isiklar Yatirim Holding A.S...............................................   375,491    141,601
    Ittifak Holding A.S.......................................................    32,850     95,577
   *Izmir Demir Celik Sanayi A.S..............................................   429,065    999,076
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A............... 1,003,252    814,617
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B...............   488,477    596,988
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D............... 3,162,228  1,949,350
   *Karsan Otomotiv Sanayii Ve Ticaret A.S....................................   266,647    180,717
    Kartonsan Karton Sanayi ve Ticaret A.S....................................     5,266    677,742
   *Kerevitas Gida Sanayii ve Ticaret A.S.....................................    10,556    299,508
    Konya Cimento Sanayii A.S.................................................     4,921    812,389
    Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S........   133,646    264,571
   *Koza Anadolu Metal Madencilik Isletmeleri A.S.............................   936,151  2,200,488
    Mardin Cimento Sanayii ve Ticaret A.S.....................................   249,678    760,000
   *Marshall Boya ve Vernik A.S...............................................    20,057    559,572
   *Marti Otel Isletmeleri A.S................................................        --         --
   *Menderes Tekstil Sanayi ve Ticaret A.S....................................   809,300    323,082
   *Metro Ticari ve Mali Yatirimlar Holding A.S............................... 1,051,565    333,214
   *Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S............................   149,549     89,836
   *Mudurnu Tavukculuk A.S....................................................     1,740        436
   *Nergis Holding A.S........................................................     1,784      3,678
   *Net Holding A.S........................................................... 1,294,842  1,116,764
   *Net Turizm Ticaret ve Sanayi A.S.......................................... 1,055,972    381,193
    Netas Telekomunikasyon A.S................................................    13,916  1,099,890
    Nuh Cimento Sanayi A.S....................................................   248,104  1,316,968
    Otokar Otomotive Ve Savunma Sanayi A.S....................................    50,916    969,232
    Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.....................   389,187  1,204,460
    Petkim Petrokimya Holding A.S............................................. 2,085,350  2,331,396
    Pinar Entegre Et ve Un Sanayi A.S.........................................   100,970    301,862
    Pinar SUT Mamulleri Sanayii A.S...........................................   119,566  1,089,217
   *Polyester Sanayi A.S......................................................   569,907    373,854
   *Raks Elektronik Sanayi ve Ticaret A.S.....................................     2,730      1,202
   *Reysas Tasimacilik ve Lojistik Ticaret A.S................................    36,537     17,454
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S........................   238,910    283,704
   *Sekerbank T.A.S........................................................... 1,944,350  1,338,347
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S..................................   770,966    818,774
   *Soda Sanayii A.S..........................................................   223,888    390,381
    Soktas Tekstil Sanayi ve Ticaret A.S......................................    31,287     76,432
   *TAT Konserve Sanayii A.S..................................................   300,772    363,139
    Tekfen Holding A.S........................................................   680,123  2,605,166
   *Tekstil Bankasi A.S.......................................................   778,662    315,286
    Tofas Turk Otomobil Fabrikasi A.S.........................................         1          5
   *Trabzonspor Sportif Yatirim ve T.A.S......................................    19,914    128,706
   *Trakya Cam Sanayii A.S.................................................... 1,050,999  1,231,009
    Turcas Petrol A.S.........................................................   398,640    587,017
    Turk Traktor ve Ziraat Makineleri A.S.....................................    69,799  1,326,509
    Turkiye Sinai Kalkinma Bankasi A.S........................................ 2,936,464  3,265,624
    Ulker Biskuvi Sanayi A.S..................................................   585,505  2,441,460
   *Uzel Makina Sanayii A.S...................................................   172,635         --
   *Vakif Finansal Kiralama A.S...............................................         1         --
   *Vestel Beyaz Esya Sanayi ve Ticaret A.S...................................   327,765    447,638

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CONTINUED

                                                                           SHARES        VALUE++
                                                                           ------        -------
TURKEY -- (Continued)
   *Vestel Elektronik Sanayi ve Ticaret A.S...........................    565,291 $      612,652
    Yapi Kredi Sigorta A.S............................................    118,611      1,351,861
   *Zorlu Enerji Elektrik Uretim A.S..................................  1,047,913        681,847
                                                                                  --------------
TOTAL TURKEY..........................................................                81,264,782
                                                                                  --------------
TOTAL COMMON STOCKS...................................................             2,410,486,464
                                                                                  --------------
PREFERRED STOCKS -- (1.8%)
BRAZIL -- (1.8%)
    Alpargatas SA.....................................................    534,600      3,146,240
    Banco ABC Brasil SA...............................................    381,044      1,956,170
    Banco Alfa de Investimento SA.....................................      2,600          6,712
    Banco Daycoval SA.................................................    118,200        551,431
    Banco do Estado do Rio Grande do Sul SA Series B..................    403,347      3,198,511
    Banco Industrial e Comercial SA...................................    278,420        782,598
   *Banco Indusval SA.................................................     11,800         38,466
    Banco Mercantil do Brasil SA......................................      8,069         45,204
    Banco Panamericano SA.............................................    486,500        959,135
    Banco Pine SA.....................................................     87,335        558,311
    Banco Sofisa SA...................................................     92,600        136,921
    Bardella SA Industrias Mecanicas..................................        500         15,860
   *Battistella Adm Participacoes SA..................................     60,600         31,051
   *Bombril SA........................................................     17,600         56,857
    Centrais Eletricas de Santa Catarina SA...........................     70,100      1,313,605
    Cia de Gas de Sao Paulo SA Preferred Series A.....................    107,272      2,279,766
    Cia de Saneamento do Parana SA....................................    181,200        689,713
   *Cia de Tecidos Norte de Minas - Coteminas SA......................    161,842        219,559
    Cia Energetica do Ceara SA Preferred Series A.....................    119,500      2,239,896
    Cia Ferro Ligas da Bahia-Ferbasa..................................    207,031      1,170,940
    Contax Participacoes SA...........................................    168,500      1,722,660
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA............    707,800      6,724,998
   *Empressa Metropolitanade Aguas e Energia SA.......................     24,000        104,704
    Energisa SA.......................................................    131,000        127,855
    Eucatex SA Industria e Comercio SA................................     62,527        198,334
    Forjas Taurus SA..................................................    268,532        345,952
    Fras-Le Middle East SA Preferred Series A.........................     30,300         56,779
   *Gol Linhas Aereas Inteligentes SA.................................     10,000         47,043
   *Industria de Bebidas Antarctica Polar SA..........................     23,000         29,463
   *Inepar SA Industria e Construcoes.................................    209,968        219,272
    Klabin SA.........................................................    746,100      3,291,403
   *Kroton Educacional SA.............................................      2,934          2,921
   *Mangels Industrial SA.............................................     14,600         24,438
    Marcopolo SA......................................................  1,040,500      5,128,367
    Parana Banco SA...................................................     41,600        259,848
    Randon Participacoes SA...........................................    665,426      2,938,759
    Saraiva SA Livreiros Editores.....................................     87,500        852,711
    Schulz SA.........................................................      9,000         30,612
   *Sharp SA Equipamentos Eletronicos................................. 30,200,000            295
    Suzano Papel e Celulose SA........................................    783,093      1,540,047
   *TAM SA............................................................    135,800      3,494,405
   *Unipar Participacoes SA Preferred Series B........................  1,603,879        195,671
    Whirlpool SA......................................................    297,516        479,115
                                                                                  --------------
TOTAL BRAZIL..........................................................                47,212,598
                                                                                  --------------
INDIA -- (0.0%)
   *JSW ISPAT Steel, Ltd..............................................    178,432         10,692
   *Trent, Ltd........................................................      4,198         76,314
                                                                                  --------------
TOTAL INDIA...........................................................                    87,006
                                                                                  --------------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                 SHARES        VALUE++
                                                                                 ------        -------
MALAYSIA -- (0.0%)
   *TA Global Berhad.......................................................   1,427,778 $      116,147
                                                                                        --------------
TOTAL PREFERRED STOCKS.....................................................                 47,415,751
                                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   *Joao Fortes Engenharia SA Rights 06/22/12..............................      13,055         46,316
   *PDG Realty SA Empreendimentos e Participacoes Rights 08/15/12..........     624,659         12,193
   *Springs Global Participacoes SA Rights 06/15/12........................      37,151             --
   *Tereos Internacional SA Rights 07/17/12................................      45,548            222
                                                                                        --------------
TOTAL BRAZIL...............................................................                     58,731
                                                                                        --------------
CHINA -- (0.0%)
   *United Gene High-Tech Group, Ltd. Rights 08/01/12......................   4,698,000          3,029
                                                                                        --------------
MALAYSIA -- (0.0%)
   *Hartalega Holdings Berhad Warrants 05/29/15............................      44,850         17,198
   *Malayan Flour Mills Berhad Warrants 05/09/17...........................      50,850          6,337
   *Notion VTEC Berhad Warrants 05/02/17...................................      98,316         12,566
                                                                                        --------------
TOTAL MALAYSIA.............................................................                     36,101
                                                                                        --------------
SOUTH KOREA -- (0.0%)
   *Dongbu Corp. Rights 08/23/12...........................................      17,905             --
                                                                                        --------------
THAILAND -- (0.0%)
   *G Steel PCL (Foreign) Rights 10/12/12..................................   9,005,100             --
   *Property Perfect PCL (Foreign) Warrants 07/18/15.......................     872,901          2,774
   *Raimon Land PCL (Foreign) Warrants 05/15/15............................   1,218,550         19,361
                                                                                        --------------
TOTAL THAILAND.............................................................                     22,135
                                                                                        --------------
TOTAL RIGHTS/WARRANTS......................................................                    119,996
                                                                                        --------------

                                                                                SHARES/
                                                                                 FACE
                                                                                AMOUNT
                                                                                 (000)          VALUE+
                                                                                 -----          ------
SECURITIES LENDING COLLATERAL -- (7.9%)
(S)@DFA Short Term Investment Fund......................................... 209,000,000    209,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 08/01/12
     (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%, 07/01/42, valued
     at $2,469,682) to be repurchased at $2,421,270........................      $2,421      2,421,257
                                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL........................................                211,421,257
                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,549,560,554)^^.................................................             $2,669,443,468
                                                                                        ==============

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                           LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                         ------------ -------------- ------- --------------
Common Stocks
  Argentina.............................           --             --   --                --
  Brazil................................ $225,541,902 $    1,060,275   --    $  226,602,177
  Chile.................................   36,229,327             --   --        36,229,327
  China.................................           --    345,089,697   --       345,089,697
  Hong Kong.............................           --         32,345   --            32,345
  Hungary...............................           --      1,819,572   --         1,819,572
  India.................................      810,419    207,300,956   --       208,111,375
  Indonesia.............................           --    126,088,470   --       126,088,470
  Israel................................           --        267,120   --           267,120
  Malaysia..............................           --    142,270,223   --       142,270,223
  Mexico................................   79,301,607        287,665   --        79,589,272
  Philippines...........................           --     53,105,639   --        53,105,639
  Poland................................           --     42,917,371   --        42,917,371
  South Africa..........................           --    242,383,498   --       242,383,498
  South Korea...........................           --    368,542,204   --       368,542,204
  Taiwan................................           --    365,677,091   --       365,677,091
  Thailand..............................   90,400,873         95,428   --        90,496,301
  Turkey................................           --     81,264,782   --        81,264,782
Preferred Stocks
  Brazil................................   47,182,840         29,758   --        47,212,598
  India.................................           --         87,006   --            87,006
  Malaysia..............................           --        116,147   --           116,147
Rights/Warrants
  Brazil................................       12,415         46,316   --            58,731
  China.................................           --          3,029   --             3,029
  Malaysia..............................           --         36,101   --            36,101
  South Korea...........................           --             --   --                --
  Thailand..............................           --         22,135   --            22,135
Securities Lending Collateral...........           --    211,421,257   --       211,421,257
                                         ------------ --------------   --    --------------
TOTAL................................... $479,479,383 $2,189,964,085   --    $2,669,443,468
                                         ============ ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                          SHARES       VALUE+
                                                                          ------       ------
COMMON STOCKS -- (92.6%)
Consumer Discretionary -- (17.6%)
   *1-800-FLOWERS.COM, Inc. Class A...................................    24,900 $     87,400
    A.H. Belo Corp. Class A...........................................     2,331        9,650
    Acme United Corp..................................................     1,030       11,124
   *ALCO Stores, Inc..................................................       700        4,704
   #American Greetings Corp. Class A..................................    62,335      828,432
   *America's Car-Mart, Inc...........................................     2,670      122,500
   *Arctic Cat, Inc...................................................    21,666      953,304
   *Ascent Capital Group, Inc. Class A................................     8,564      426,316
   *Ballantyne Strong, Inc............................................    16,433       87,917
  #*Barnes & Noble, Inc...............................................    39,682      526,580
    Bassett Furniture Industries, Inc.................................     2,900       35,525
  #*Beasley Broadcast Group, Inc. Class A.............................     9,471       47,544
  #*Beazer Homes USA, Inc.............................................    62,582      145,190
    bebe stores, Inc..................................................    27,865      167,190
    Belo Corp. Class A................................................    58,727      402,280
    Benihana, Inc.....................................................    25,245      409,474
   #Best Buy Co., Inc.................................................   197,800    3,578,202
    Big 5 Sporting Goods Corp.........................................     7,001       52,788
   *Biglari Holdings, Inc.............................................     1,657      622,618
   *Bluegreen Corp....................................................    13,073       62,620
   #Blyth, Inc........................................................     9,702      332,585
   #Bob Evans Farms, Inc..............................................    52,387    2,017,947
   #Bon-Ton Stores, Inc. (The)........................................     2,986       19,708
   *Books-A-Million, Inc..............................................    16,687       39,381
  #*Boyd Gaming Corp..................................................    27,300      155,610
   #Brown Shoe Co., Inc...............................................    74,697    1,027,831
   *Build-A-Bear Workshop, Inc........................................    26,974      125,429
   *Cabela's, Inc.....................................................    53,051    2,437,163
   *Cache, Inc........................................................    19,581       68,533
    Callaway Golf Co..................................................   129,713      712,124
   *Cambium Learning Group, Inc.......................................    37,733       42,827
    Canterbury Park Holding Corp......................................     2,755       28,790
    Carnival Corp.....................................................   489,649   16,295,519
    Carriage Services, Inc............................................    20,916      169,001
   *Cavco Industries, Inc.............................................     5,860      280,460
    CBS Corp. Class A.................................................    28,712      967,594
    CBS Corp. Class B.................................................   276,866    9,263,936
    Christopher & Banks Corp..........................................    58,754      128,084
    Churchill Downs, Inc..............................................     8,167      451,962
   #Cinemark Holdings, Inc............................................       300        7,014
   *Clear Channel Outdoor Holdings, Inc. Class A......................    17,838       90,260
   *Coast Distribution System, Inc. (The).............................       547        1,034
   *Collective Brands, Inc............................................    65,918    1,418,555
    Comcast Corp. Class A............................................. 3,570,978  116,235,334
   #Comcast Corp. Special Class A..................................... 1,432,185   45,729,667
  #*Conn's, Inc.......................................................    25,450      454,282
    Core-Mark Holding Co., Inc........................................    24,059    1,161,809
   *Corinthian Colleges, Inc..........................................    30,196       60,996
    CSS Industries, Inc...............................................    13,050      244,557
    Culp, Inc.........................................................    10,036      100,360
   *Cybex International, Inc..........................................    29,063       35,747
    D.R. Horton, Inc..................................................   208,125    3,669,244
   *dELiA*s, Inc......................................................    22,143       33,657
   *Delta Apparel, Inc................................................     7,832      109,648
    Destination Maternity Corp........................................     2,583       46,210
    Dillard's, Inc. Class A...........................................   120,300    7,847,169
   *DineEquity, Inc...................................................     2,769      147,588
   *Discovery Communications, Inc. Class B............................     3,762      190,959

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Discretionary -- (Continued)
   *Discovery Communications, Inc. Class C............................   5,089 $   237,249
   *Dixie Group, Inc. (The)...........................................  11,800      40,828
   *Dorman Products, Inc..............................................  20,712     594,849
    Dover Downs Gaming & Entertainment, Inc...........................   5,935      16,203
   *Dover Motorsports, Inc............................................  15,098      22,647
  #*DreamWorks Animation SKG, Inc. Class A............................  51,184     982,733
   *E.W. Scripps Co. Class A (The)....................................  41,061     381,457
  #*Education Management Corp.........................................  14,803      55,659
    Educational Development Corp......................................   1,679       6,884
    Escalade, Inc.....................................................     377       2,262
   *Exide Technologies................................................  12,623      36,985
   *Federal-Mogul Corp................................................  38,585     383,921
   *Fisher Communications, Inc........................................   9,042     288,982
  #*Flanigan's Enterprises, Inc.......................................     865       7,097
    Flexsteel Industries, Inc.........................................   2,068      44,235
   #Foot Locker, Inc.................................................. 140,973   4,654,928
    Fred's, Inc. Class A..............................................  45,730     649,366
    Frisch's Restaurants, Inc.........................................     600      19,506
   *Fuel Systems Solutions, Inc.......................................  11,586     205,304
   *Full House Resorts, Inc...........................................   2,574       7,027
   *Furniture Brands International, Inc...............................  12,573      13,830
   *Gaiam, Inc. Class A...............................................   5,988      20,539
   #GameStop Corp. Class A............................................ 104,752   1,678,127
    Gaming Partners International Corp................................     800       4,952
   #Gannett Co., Inc.................................................. 119,639   1,688,106
  #*Gaylord Entertainment Co..........................................  45,753   1,681,423
   *General Motors Co................................................. 674,707  13,298,475
   *Genesco, Inc......................................................   9,398     622,336
   *G-III Apparel Group, Ltd..........................................     456      11,204
   *Gray Television, Inc..............................................   5,550       9,324
   #Group 1 Automotive, Inc...........................................  57,936   3,114,060
   *Hallwood Group, Inc. (The)........................................     296       2,916
    Harte-Hanks, Inc..................................................  14,206      89,498
   *Hastings Entertainment, Inc.......................................     400         772
    Haverty Furniture Cos., Inc.......................................  34,353     387,502
   *Helen of Troy, Ltd................................................  64,389   1,961,289
  #*hhgregg, Inc......................................................  36,388     250,349
   *Hollywood Media Corp..............................................  19,037      25,319
    Hooker Furniture Corp.............................................  14,814     174,657
    Hot Topic, Inc....................................................  32,189     327,040
  #*Hyatt Hotels Corp. Class A........................................  12,101     430,191
  #*Iconix Brand Group, Inc...........................................  95,618   1,695,307
    International Speedway Corp. Class A..............................  24,844     637,000
   *Isle of Capri Casinos, Inc........................................  18,096     106,224
   *J. Alexander's Corp...............................................   9,196     119,916
   #J.C. Penney Co., Inc.............................................. 208,599   4,695,563
    JAKKS Pacific, Inc................................................  13,103     209,910
    Jarden Corp....................................................... 108,050   4,883,860
   *Johnson Outdoors, Inc. Class A....................................  15,588     326,257
    Jones Group, Inc. (The)........................................... 106,821   1,129,098
   *Journal Communications, Inc. Class A..............................  77,674     430,314
   #KB Home...........................................................  30,800     284,592
   *Kenneth Cole Productions, Inc. Class A............................  18,501     278,255
   *Kid Brands, Inc...................................................  10,476      16,028
  #*K-Swiss, Inc. Class A.............................................     639       1,987
    Lacrosse Footwear, Inc............................................     461       9,197
   *Lakeland Industries, Inc..........................................  11,757      77,596
   *La-Z-Boy, Inc.....................................................  42,332     506,291
   *LeapFrog Enterprises, Inc.........................................   2,499      28,714
   *Lee Enterprises, Inc..............................................  38,128      47,660
   #Lennar Corp. Class A.............................................. 224,100   6,545,961

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Consumer Discretionary -- (Continued)
    Lennar Corp. Class B Voting.......................................     7,868 $   178,604
   *Liberty Interactive Corp. Class A.................................   882,463  16,528,532
   *Liberty Interactive Corp. Class B.................................    35,706     677,521
   *Liberty Media Corp. - Liberty Capital Class A.....................    96,382   9,117,764
   *Liberty Media Corp. - Liberty Capital Class B.....................     7,622     720,584
    Lifetime Brands, Inc..............................................    16,635     214,259
    Lincoln Educational Services Corp.................................     5,300      23,108
    Lithia Motors, Inc. Class A.......................................    34,933     973,233
   *Live Nation Entertainment, Inc....................................   147,097   1,312,105
    Lowe's Cos., Inc..................................................   426,902  10,830,504
   *Luby's, Inc.......................................................    44,483     294,922
   *M/I Homes, Inc....................................................    37,930     629,259
    Mac-Gray Corp.....................................................    13,366     184,852
    Macy's, Inc.......................................................   115,341   4,133,821
   *Madison Square Garden Co. Class A (The)...........................    29,558   1,071,478
    Marcus Corp.......................................................    28,765     377,397
   *MarineMax, Inc....................................................    25,977     193,269
  #*Martha Stewart Living Omnimedia Class A...........................    12,239      39,777
  #*McClatchy Co. Class A (The).......................................    58,519      94,216
    MDC Holdings, Inc.................................................    18,400     586,224
  #*Media General, Inc. Class A.......................................    25,196     123,208
    Men's Wearhouse, Inc. (The).......................................    52,860   1,440,435
   #Meredith Corp.....................................................    32,676   1,079,615
  #*Meritage Homes Corp...............................................    28,156     988,276
  #*MGM Resorts International.........................................   251,100   2,390,472
   *Modine Manufacturing Co...........................................       100         671
   *Mohawk Industries, Inc............................................    98,740   6,559,298
   *Monarch Casino & Resort, Inc......................................     3,439      25,689
  #*Motorcar Parts of America, Inc....................................    14,074      62,629
    Movado Group, Inc.................................................    36,900     864,936
   *MTR Gaming Group, Inc.............................................    24,536      88,330
   *Multimedia Games Holding Co., Inc.................................    26,639     376,942
   *Nautilus, Inc.....................................................     1,532       4,902
   *Navarre Corp......................................................       340         456
   *Nevada Gold & Casinos, Inc........................................       900         936
   *New Frontier Media, Inc...........................................    20,483      31,544
   *New York & Co., Inc...............................................     7,626      34,698
   #News Corp. Class A................................................ 1,631,529  37,557,798
    News Corp. Class B................................................   621,962  14,423,299
   *Office Depot, Inc.................................................    39,945      71,102
   *OfficeMax, Inc....................................................    32,198     144,569
   *Orbitz Worldwide, Inc.............................................     3,775      16,384
  #*Orchard Supply Hardware Stores Corp. Class A......................     5,735      96,119
   *Orient-Express Hotels, Ltd. Class A...............................    81,098     739,614
    Outdoor Channel Holdings, Inc.....................................    37,022     256,933
  #*Pacific Sunwear of California, Inc................................    48,428     103,152
  #*Penn National Gaming, Inc.........................................    63,446   2,469,318
    Penske Automotive Group, Inc......................................    43,845   1,047,896
    Pep Boys - Manny, Moe & Jack (The)................................    81,600     740,112
  #*Perfumania Holdings, Inc..........................................       541       4,653
   *Perry Ellis International, Inc....................................    23,892     450,364
   *Pinnacle Entertainment, Inc.......................................    71,930     780,440
   *PulteGroup, Inc...................................................   143,221   1,618,397
    PVH Corp..........................................................    31,964   2,538,901
   *Quiksilver, Inc...................................................    78,690     227,414
  #*Radio One, Inc. Class D...........................................    14,255      11,832
   #RadioShack Corp...................................................    90,200     262,482
   *Red Lion Hotels Corp..............................................    18,401     137,639
   *Red Robin Gourmet Burgers, Inc....................................    31,175     930,574
   #Regis Corp........................................................    65,192   1,103,049
    Rent-A-Center, Inc................................................    78,435   2,789,149

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Consumer Discretionary -- (Continued)
   *Rick's Cabaret International, Inc.................................    13,375 $    112,885
   *Rocky Brands, Inc.................................................    10,329      119,197
   #Royal Caribbean Cruises, Ltd......................................   322,500    8,056,050
   *Ruby Tuesday, Inc.................................................    68,262      437,559
   *Saga Communications, Inc. Class A.................................     6,520      221,028
  #*Saks, Inc.........................................................   105,202    1,097,257
    Salem Communications Corp. Class A................................    12,746       62,328
    Scholastic Corp...................................................    38,300    1,153,979
  #*School Specialty, Inc.............................................     3,915       13,154
   *Scientific Games Corp. Class A....................................    41,635      352,232
  #*Sears Holdings Corp...............................................   112,601    5,572,623
    Service Corp. International.......................................   277,569    3,566,762
    Shiloh Industries, Inc............................................    24,793      260,574
    Shoe Carnival, Inc................................................    33,450      742,590
  #*Skechers U.S.A., Inc. Class A.....................................    49,610      989,223
    Sonic Automotive, Inc. Class A....................................     2,179       37,304
    Spartan Motors, Inc...............................................    27,068      138,047
    Speedway Motorsports, Inc.........................................    52,382      833,398
   *Sport Chalet, Inc. Class A........................................       875        1,269
   *Sport Chalet, Inc. Class B........................................       299          535
    Stage Stores, Inc.................................................    60,550    1,146,817
    Standard Motor Products, Inc......................................    37,342      525,029
   *Stanley Furniture Co., Inc........................................    16,348       66,863
    Staples, Inc......................................................   497,525    6,338,468
   *Stein Mart, Inc...................................................    24,855      197,597
   *Steinway Musical Instruments, Inc.................................    14,858      366,101
   #Stewart Enterprises, Inc. Class A.................................    85,569      584,436
    Strattec Security Corp............................................     5,556      125,066
    Superior Industries International, Inc............................    44,353      757,993
    Superior Uniform Group, Inc.......................................     8,978      110,340
   *Syms Corp.........................................................       617        2,042
   *Systemax, Inc.....................................................    12,928      161,212
   *Tandy Brands Accessories, Inc.....................................     7,878       10,635
    Tandy Leather Factory, Inc........................................       500        2,560
    Time Warner Cable, Inc............................................   693,942   58,936,494
    Time Warner, Inc.................................................. 1,534,860   60,043,723
   *Toll Brothers, Inc................................................   203,299    5,930,232
   *Trans World Entertainment Corp....................................     5,781       17,343
   *Tuesday Morning Corp..............................................    60,500      306,130
   *Unifi, Inc........................................................    43,422      481,116
   *Universal Electronics, Inc........................................     1,564       19,691
   #Vail Resorts, Inc.................................................    11,600      575,824
   *VOXX International Corp...........................................    37,868      283,631
    Walt Disney Co. (The).............................................    26,220    1,288,451
   #Washington Post Co. Class B (The).................................     5,780    1,956,530
    Wendy's Co. (The).................................................   254,304    1,167,255
   *West Marine, Inc..................................................    27,355      279,842
   *Wet Seal, Inc. Class A (The)......................................    21,936       60,105
    Whirlpool Corp....................................................    30,049    2,030,110
  #*WMS Industries, Inc...............................................    41,662      765,331
    Wyndham Worldwide Corp............................................   262,116   13,643,138
                                                                                 ------------
Total Consumer Discretionary..........................................            589,913,448
                                                                                 ------------
Consumer Staples -- (7.4%)
    Alico, Inc........................................................       960       28,061
   *Alliance One International, Inc...................................    44,074      143,681
    Andersons, Inc. (The).............................................    20,602      782,258
    Archer-Daniels-Midland Co.........................................   813,476   21,223,589
   #B&G Foods, Inc....................................................     4,883      136,724
    Bunge, Ltd........................................................   121,368    7,982,373
    CCA Industries, Inc...............................................     8,323       39,534

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CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Consumer Staples -- (Continued)
   *Central Garden & Pet Co...........................................    32,000 $    343,680
   *Central Garden & Pet Co. Class A..................................    60,653      692,657
  #*Chiquita Brands International, Inc................................    70,190      363,584
   *Constellation Brands, Inc. Class A................................   249,042    7,025,475
   *Constellation Brands, Inc. Class B................................    12,715      361,360
  #*Craft Brew Alliance, Inc..........................................    11,669       99,653
    CVS Caremark Corp................................................. 1,510,745   68,361,211
  #*Dole Food Co., Inc................................................    19,567      230,304
  #*Elizabeth Arden, Inc..............................................     6,934      270,495
   *Farmer Bros. Co...................................................    10,645       83,031
    Fortune Brands, Inc...............................................   131,553    8,272,053
    Fresh Del Monte Produce, Inc......................................    39,780      974,610
    Griffin Land & Nurseries, Inc.....................................     1,500       43,200
  #*Hain Celestial Group, Inc. (The)..................................    43,646    2,430,646
    Ingles Markets, Inc. Class A......................................    14,812      242,324
   #Ingredion, Inc....................................................    62,117    3,225,115
    J.M. Smucker Co. (The)............................................   108,204    8,310,067
   *John B. Sanfilippo & Son, Inc.....................................     9,100      154,336
    Kraft Foods, Inc. Class A......................................... 2,081,099   82,640,441
   *Mannatech, Inc....................................................       717        4,338
    MGP Ingredients, Inc..............................................     4,788       15,561
    Molson Coors Brewing Co. Class A..................................     1,908       80,976
    Molson Coors Brewing Co. Class B..................................   190,750    8,072,540
    Nash-Finch Co.....................................................     5,403      103,521
   *Nutraceutical International Corp..................................    17,801      265,413
    Oil-Dri Corp. of America..........................................       447        9,803
   *Omega Protein Corp................................................    27,752      231,174
   *Pantry, Inc. (The)................................................    26,158      372,228
   *Physicians Formula Holdings, Inc..................................    15,201       54,116
  #*Post Holdings, Inc................................................    52,917    1,566,343
   *Prestige Brands Holdings, Inc.....................................   112,017    1,838,199
  #*Ralcorp Holdings, Inc.............................................    59,647    3,559,136
   #Safeway, Inc......................................................   157,807    2,453,899
    Sanderson Farms, Inc..............................................    16,100      592,963
   *Seneca Foods Corp. Class A........................................     6,301      155,509
   *Seneca Foods Corp. Class B........................................       300        7,473
   *Smart Balance, Inc................................................    76,099      724,462
  #*Smithfield Foods, Inc.............................................   185,173    3,425,700
    Snyders-Lance, Inc................................................    13,134      307,730
    Spartan Stores, Inc...............................................    39,175      673,810
  #*Spectrum Brands Holdings, Inc.....................................    46,130    1,698,968
   #SUPERVALU, Inc....................................................   149,746      369,873
   *Susser Holdings Corp..............................................    12,360      446,320
  #*TreeHouse Foods, Inc..............................................    16,925      947,631
    Tyson Foods, Inc. Class A.........................................   405,030    6,079,500
   #Universal Corp....................................................    22,890    1,042,411
    Weis Markets, Inc.................................................    11,602      505,035
                                                                                 ------------
Total Consumer Staples................................................            250,065,094
                                                                                 ------------
Energy -- (15.1%)
    Adams Resources & Energy, Inc.....................................     6,758      280,862
    Alon USA Energy, Inc..............................................    33,484      365,645
    Anadarko Petroleum Corp...........................................   845,068   58,681,522
    Apache Corp.......................................................   292,215   25,165,556
  #*Approach Resources, Inc...........................................     7,782      205,445
   *Atwood Oceanics, Inc..............................................     4,600      204,838
    Baker Hughes, Inc.................................................     3,891      180,231
   *Barnwell Industries, Inc..........................................     8,038       24,114
   #Berry Petroleum Co. Class A.......................................    14,517      551,936
  #*Bill Barrett Corp.................................................    51,500    1,084,590
    Bolt Technology Corp..............................................     5,074       73,827

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Energy -- (Continued)
  #*BPZ Resources, Inc................................................     6,960 $    15,869
    Bristow Group, Inc................................................    42,400   1,940,648
    Cabot Oil & Gas Corp..............................................       284      11,982
   *Cal Dive International, Inc.......................................    75,291     121,971
   #Chesapeake Energy Corp............................................   624,655  11,756,007
    Chevron Corp......................................................   613,078  67,181,087
    Cimarex Energy Co.................................................     2,400     136,056
   *Comstock Resources, Inc...........................................    32,421     524,572
    ConocoPhillips.................................................... 1,766,829  96,186,171
  #*Crimson Exploration, Inc..........................................    35,050     154,220
    Crosstex Energy, Inc..............................................    29,972     404,322
   *Dawson Geophysical Co.............................................    19,178     441,861
    Delek US Holdings, Inc............................................    52,256   1,031,533
   *Denbury Resources, Inc............................................   289,460   4,376,635
    DHT Holdings, Inc.................................................     1,904      12,587
   *Double Eagle Petroleum Co.........................................     6,032      25,033
  #*Endeavour International Corp......................................    26,768     229,402
   *Energy Partners, Ltd..............................................    27,792     469,685
   *ENGlobal Corp.....................................................     2,318       3,315
   *EOG Resources, Inc................................................     6,045     592,470
   *Exterran Holdings, Inc............................................    79,513   1,174,407
  #*Forest Oil Corp...................................................    93,816     642,640
   *GeoResources, Inc.................................................     4,000     133,840
  #*Green Plains Renewable Energy, Inc................................    29,097     129,191
    Gulf Island Fabrication, Inc......................................    16,384     455,639
   *Gulfmark Offshore, Inc. Class A...................................    35,505   1,276,405
  #*Harvest Natural Resources, Inc....................................    45,263     356,672
   *Helix Energy Solutions Group, Inc.................................   103,010   1,841,819
    Helmerich & Payne, Inc............................................    95,808   4,455,072
   *Hercules Offshore, Inc............................................   118,866     426,729
    Hess Corp.........................................................   378,130  17,832,611
   *HKN, Inc..........................................................    24,730      55,642
    HollyFrontier Corp................................................     7,105     265,656
  #*Hornbeck Offshore Services, Inc...................................    29,719   1,258,600
   *Key Energy Services, Inc..........................................    68,300     547,083
    Marathon Oil Corp.................................................   903,937  23,927,212
    Marathon Petroleum Corp...........................................   451,968  21,378,086
   *Matrix Service Co.................................................     8,375      86,765
   *Mitcham Industries, Inc...........................................     7,044     124,467
    Murphy Oil Corp...................................................   189,426  10,164,599
   *Nabors Industries, Ltd............................................   276,982   3,833,431
    National Oilwell Varco, Inc.......................................   250,948  18,143,540
   *Natural Gas Services Group, Inc...................................    17,952     260,304
   *Newpark Resources, Inc............................................    98,692     674,066
    Noble Corp........................................................    76,711   2,838,307
    Noble Energy, Inc.................................................    56,797   4,965,762
   #Overseas Shipholding Group, Inc...................................    15,300      87,516
   *Parker Drilling Co................................................   146,477     678,189
   #Patterson-UTI Energy, Inc.........................................   152,325   2,357,991
   *PDC Energy, Inc...................................................    28,153     737,609
   *PHI, Inc. Non-Voting..............................................    21,843     582,771
   *PHI, Inc. Voting..................................................     1,099      28,189
  #*Phillips 66.......................................................   883,414  33,216,366
   *Pioneer Energy Services Corp......................................    67,927     546,133
    Pioneer Natural Resources Co......................................    88,400   7,834,892
   *Plains Exploration & Production Co................................   162,430   6,490,703
    QEP Resources, Inc................................................    33,043     992,281
   *REX American Resources Corp.......................................     4,050      71,482
   *Rex Energy Corp...................................................    12,200     154,696
   *Rowan Cos. P.L.C..................................................   121,858   4,280,872
  #*SandRidge Energy, Inc.............................................    23,989     163,605

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CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Energy -- (Continued)
   *SEACOR Holdings, Inc..............................................    36,653 $  3,113,672
   *SemGroup Corp. Class A............................................     4,727      159,347
    Ship Finance International, Ltd...................................    12,481      180,725
    Sunoco, Inc.......................................................   117,275    5,651,482
   *Superior Energy Services, Inc.....................................    32,408      702,281
   *Swift Energy Co...................................................    61,413    1,147,809
    Teekay Corp.......................................................    37,720    1,159,136
   *Tesco Corp........................................................     1,751       20,294
  #*Tesoro Corp.......................................................   168,807    4,667,514
   *TETRA Technologies, Inc...........................................    29,934      207,443
   *TGC Industries, Inc...............................................       572        3,993
    Tidewater, Inc....................................................    53,204    2,584,118
    Transocean, Ltd...................................................   274,265   12,843,830
   *Triangle Petroleum Corp...........................................    17,760       99,278
   *Union Drilling, Inc...............................................    23,405       83,790
  #*Unit Corp.........................................................    57,000    2,266,320
  #*USEC, Inc.........................................................   152,791      146,679
   #Valero Energy Corp................................................   658,099   18,097,722
   *Warren Resources, Inc.............................................     5,363       12,442
   *Weatherford International, Ltd....................................   282,083    3,399,100
    Western Refining, Inc.............................................    68,485    1,611,452
   *Whiting Petroleum Corp............................................    16,007      646,683
   *Willbros Group, Inc...............................................    21,126      144,713
                                                                                 ------------
Total Energy..........................................................            506,855,655
                                                                                 ------------
Financials -- (14.3%)
    1st Source Corp...................................................    41,894      930,885
   *1st United Bancorp, Inc...........................................     2,331       13,823
   *21st Century Holding Co...........................................    13,665       64,089
    ACE, Ltd..........................................................    67,667    4,973,524
  #*Alexander & Baldwin, Inc..........................................    66,838    2,141,490
   *Allegheny Corp....................................................     2,626      908,097
    Alliance Bancorp, Inc. of Pennsylvania............................       180        2,182
    Allied World Assurance Co. Holdings AG............................     8,435      636,252
    Allstate Corp. (The)..............................................   157,339    5,396,728
    Alterra Capital Holdings, Ltd.....................................    38,730      901,247
   *American Capital, Ltd.............................................   422,803    4,211,118
   #American Equity Investment Life Holding Co........................    88,700    1,035,129
   #American Financial Group, Inc.....................................   176,100    6,640,731
   *American Independence Corp........................................       866        4,676
   *American National Insurance Co....................................    37,387    2,633,166
   *American River Bankshares.........................................       634        4,286
   *American Safety Insurance Holdings, Ltd...........................    16,702      298,131
  #*Ameris Bancorp....................................................    13,614      162,551
   *AmeriServ Financial, Inc..........................................    33,075       94,594
   *Arch Capital Group, Ltd...........................................    25,011      970,427
    Argo Group International Holdings, Ltd............................    38,796    1,140,990
    Aspen Insurance Holdings, Ltd.....................................   102,623    2,949,385
    Associated Banc-Corp..............................................   106,317    1,327,899
    Assurant, Inc.....................................................    65,820    2,383,342
    Assured Guaranty, Ltd.............................................   122,989    1,473,408
    Astoria Financial Corp............................................    12,038      113,398
   *Atlantic Coast Financial Corp.....................................       379          963
   *AV Homes, Inc.....................................................    16,343      202,326
    Axis Capital Holdings, Ltd........................................       800       26,288
    Baldwin & Lyons, Inc. Class A.....................................       300        6,750
    Baldwin & Lyons, Inc. Class B.....................................     7,256      168,557
   *Bancorp, Inc. (The)...............................................     1,015        9,490
   *BancTrust Financial Group, Inc....................................    33,553       99,317
    Bank Mutual Corp..................................................    56,876      242,292
    Bank of America Corp.............................................. 6,406,476   47,023,534

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
   #Bank of New York Mellon Corp. (The)...............................   442,815 $ 9,423,103
    BankFinancial Corp................................................    39,867     313,355
    Banner Corp.......................................................     7,943     180,544
    BCB Bancorp, Inc..................................................     1,359      14,365
    Berkshire Hills Bancorp, Inc......................................    32,787     736,396
   *BofI Holding, Inc.................................................     8,208     165,555
    Boston Private Financial Holdings, Inc............................    25,470     239,673
   #Capital City Bank Group, Inc......................................    16,844     123,467
    Capital One Financial Corp........................................   349,335  19,733,934
    Capital Southwest Corp............................................     7,189     750,532
    Cathay General Bancorp............................................    27,112     438,943
    Centerstate Banks, Inc............................................     2,085      16,159
    Century Bancorp, Inc. Class A.....................................       595      17,898
    CFS Bancorp, Inc..................................................    14,148      75,975
    Chemical Financial Corp...........................................       394       8,837
   *Chicopee Bancorp, Inc.............................................     1,000      14,490
   *CIT Group, Inc....................................................    39,411   1,439,290
    Citigroup, Inc.................................................... 2,115,722  57,399,538
  #*Citizens Community Bancorp, Inc...................................    10,355      58,609
    Citizens South Banking Corp.......................................     1,934      13,016
   #CME Group, Inc....................................................   414,385  21,593,602
    CNA Financial Corp................................................   294,392   7,686,575
   #CNO Financial Group, Inc..........................................   301,264   2,497,479
    CoBiz Financial, Inc..............................................     1,468       9,836
    Codorus Valley Bancorp, Inc.......................................       115       1,796
   *Community West Bancshares.........................................       400         936
  #*CompuCredit Holdings Corp.........................................    30,212     132,933
   *Cowen Group, Inc. Class A.........................................    36,073      90,182
    Donegal Group, Inc. Class A.......................................    27,981     374,945
    Donegal Group, Inc. Class B.......................................       300       5,346
   *Doral Financial Corp..............................................     1,166       1,586
   *E*Trade Financial Corp............................................    89,699     684,403
    Eastern Insurance Holdings, Inc...................................    23,026     365,192
   *Eastern Virginia Bankshares, Inc..................................       260       1,040
   #Edelman Financial Group, Inc......................................    46,382     402,132
    EMC Insurance Group, Inc..........................................    19,181     387,840
    Endurance Specialty Holdings, Ltd.................................    76,288   2,644,905
    Enterprise Financial Services Corp................................     4,524      56,776
   #ESB Financial Corp................................................       360       5,072
    ESSA Bancorp, Inc.................................................     8,817      93,196
    Evans Bancorp, Inc................................................     1,681      26,055
    Everest Re Group, Ltd.............................................    34,913   3,550,652
   *Farmers Capital Bank Corp.........................................       302       2,410
    FBL Financial Group, Inc. Class A.................................    24,660     763,227
    Federal Agricultural Mortgage Corp. Class A.......................       177       3,343
    Federal Agricultural Mortgage Corp. Class C.......................     9,200     231,288
    Fidelity Bancorp, Inc.............................................       400       8,344
    Fidelity National Financial, Inc. Class A.........................    70,910   1,320,344
    Fidelity Southern Corp............................................     6,914      62,778
    Fifth Third Bancorp...............................................     9,458     130,710
   *First Acceptance Corp.............................................    39,006      47,977
    First American Financial Corp.....................................    61,982   1,135,510
    First Bancorp.....................................................    14,448     123,097
   *First Bancshares, Inc.............................................       400       1,960
    First Bancshares, Inc. (The)......................................       300       2,922
    First Busey Corp..................................................     9,321      43,436
    First Business Financial Services, Inc............................       482      10,512
   *First California Financial Group, Inc.............................     3,631      24,364
    First Citizens BancShares, Inc. Class A...........................     9,427   1,548,762
    First Commonwealth Financial Corp.................................    37,876     265,511
    First Community Bancshares, Inc...................................     1,216      17,620

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Financials -- (Continued)
    First Defiance Financial Corp.....................................  11,998 $   194,967
   *First Federal of Northern Michigan Bancorp, Inc...................     900       3,051
    First Financial Holdings, Inc.....................................  18,933     223,409
  #*First Financial Northwest, Inc....................................  25,471     208,862
   *First Financial Service Corp......................................     130         299
    First Interstate BancSystem, Inc..................................   2,959      42,639
    First Merchants Corp..............................................  38,531     548,296
    First Midwest Bancorp, Inc........................................   7,168      80,998
   #First Pactrust Bancorp, Inc.......................................   1,150      12,938
   *First South Bancorp, Inc..........................................   1,978       8,387
   *FirstCity Financial Corp..........................................   5,872      52,848
    Flagstone Reinsurance Holdings SA.................................  45,783     319,565
    Fox Chase Bancorp, Inc............................................     351       5,230
   *Genworth Financial, Inc. Class A..................................  34,964     176,219
   #German American Bancorp, Inc......................................   7,459     151,791
   *Gleacher & Co., Inc...............................................  45,986      32,190
   *Global Indemnity P.L.C............................................   7,702     148,032
    Goldman Sachs Group, Inc. (The)................................... 118,989  12,005,990
    Great Southern Bancorp, Inc.......................................   2,301      70,526
   *Greene Bancshares, Inc............................................  14,944      27,049
   *Guaranty Bancorp..................................................  79,799     153,214
   *Guaranty Federal Bancshares, Inc..................................   1,684      11,603
   *Hallmark Financial Services, Inc..................................  26,292     216,909
    Hampden Bancorp, Inc..............................................   5,886      74,222
    Hanover Insurance Group, Inc. (The)...............................  88,829   3,115,233
   *Harris & Harris Group, Inc........................................   4,587      17,064
    Hartford Financial Services Group, Inc............................ 366,250   6,024,812
   #HCC Insurance Holdings, Inc.......................................  17,700     542,328
    Heartland Financial USA, Inc......................................     565      14,763
   *Heritage Commerce Corp............................................  14,483      88,781
    HF Financial Corp.................................................     400       5,116
   *Hilltop Holdings, Inc.............................................  26,171     275,057
   #Hingham Institution for Savings...................................     500      30,355
   *HMN Financial, Inc................................................   3,456       9,642
  #*Home Bancorp, Inc.................................................   1,128      18,973
    Home Federal Bancorp, Inc.........................................   9,720      96,422
    HopFed Bancorp, Inc...............................................   6,781      50,858
    Horace Mann Educators Corp........................................  58,206   1,015,113
   #Horizon Bancorp...................................................     450      12,141
    Hudson City Bancorp, Inc..........................................  28,191     179,013
   *ICG Group, Inc....................................................   8,684      77,635
  #*Imperial Holdings, Inc............................................   2,882      11,038
    Independence Holding Co...........................................  25,047     236,444
    Indiana Community Bancorp.........................................   2,029      46,363
    Infinity Property & Casualty Corp.................................  16,085     929,874
    International Bancshares Corp.....................................   8,390     153,789
   *Intervest Bancshares Corp. Class A................................   2,078       7,834
   *Investment Technology Group, Inc..................................  36,940     305,863
    Investors Title Co................................................   1,169      62,553
    Janus Capital Group, Inc..........................................  24,840     179,593
    JPMorgan Chase & Co............................................... 777,031  27,973,116
   #Kaiser Federal Financial Group, Inc...............................     127       1,847
   #Kemper Corp.......................................................  76,602   2,506,417
    Kentucky First Federal Bancorp....................................   2,800      21,028
    KeyCorp........................................................... 697,465   5,565,771
   *Knight Capital Group, Inc. Class A................................  16,671     172,211
    Lakeland Bancorp, Inc.............................................   4,701      44,283
    Landmark Bancorp, Inc.............................................   1,786      35,881
    Legg Mason, Inc................................................... 128,883   3,160,211
    Lincoln National Corp............................................. 383,093   7,681,015
    LNB Bancorp, Inc..................................................  13,395      79,968

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
    Loews Corp........................................................   255,713 $10,123,678
   *Louisiana Bancorp, Inc............................................     5,606      89,892
  #*Macatawa Bank Corp................................................    19,092      62,049
   *Magyar Bancorp, Inc...............................................       500       1,975
    Maiden Holdings, Ltd..............................................    24,254     205,916
    MainSource Financial Group, Inc...................................    47,000     548,960
    Marlin Business Services Corp.....................................    14,241     218,742
    MB Financial, Inc.................................................    19,678     397,299
  #*MBIA, Inc.........................................................    84,344     805,485
  #*MBT Financial Corp................................................    23,185      68,396
    MCG Capital Corp..................................................    43,196     189,198
    Meadowbrook Insurance Group, Inc..................................    38,553     271,413
    Medallion Financial Corp..........................................    16,525     183,097
   *Mercantile Bank Corp..............................................     4,748      78,627
   #Meta Financial Group, Inc.........................................     1,251      26,696
    MetLife, Inc...................................................... 1,126,173  34,652,343
   *Metro Bancorp, Inc................................................    28,298     353,725
  #*MetroCorp Bancshares, Inc.........................................     2,250      23,265
   *MGIC Investment Corp..............................................    72,733     175,287
    MicroFinancial, Inc...............................................     5,900      56,935
    MidWestOne Financial Group, Inc...................................       474      10,087
    Montpelier Re Holdings, Ltd.......................................    38,746     784,994
    Morgan Stanley.................................................... 1,476,248  20,165,548
    MutualFirst Financial, Inc........................................     2,300      25,691
    NASDAQ OMX Group, Inc. (The)......................................    42,129     956,328
    National Western Life Insurance Co. Class A.......................       900     127,431
   *Navigators Group, Inc. (The)......................................     4,719     228,541
   *New Century Bancorp, Inc..........................................       600       2,760
    New Hampshire Thrift Bancshares, Inc..............................     3,667      45,984
   *NewBridge Bancorp.................................................    11,513      47,318
   *Newport Bancorp, Inc..............................................       700       9,930
   *NewStar Financial, Inc............................................    41,766     497,851
   *North Valley Bancorp..............................................       907      12,444
    Northeast Community Bancorp, Inc..................................    18,190      97,226
    Northrim Bancorp, Inc.............................................     6,358     128,177
    NYSE Euronext.....................................................     8,639     220,122
    Old Republic International Corp...................................   357,183   2,878,895
  #*Old Second Bancorp, Inc...........................................     4,874       6,824
    Oppenheimer Holdings, Inc. Class A................................     2,297      31,951
    Oriental Financial Group, Inc.....................................    30,991     321,687
    Pacific Continental Corp..........................................       202       1,864
  #*Pacific Mercantile Bancorp........................................    16,756     111,930
   *Park Sterling Corp................................................     3,192      14,651
    PartnerRe, Ltd....................................................    52,224   3,783,107
   *Penson Worldwide, Inc.............................................    22,821       2,510
    Peoples Bancorp of North Carolina.................................       250       2,148
    Peoples Bancorp, Inc..............................................    17,708     387,097
    People's United Financial, Inc....................................    68,700     787,302
  #*PHH Corp..........................................................    92,304   1,496,248
   *Phoenix Cos., Inc. (The)..........................................    86,162     140,444
   *Pinnacle Financial Partners, Inc..................................    23,924     467,714
   *Piper Jaffray Cos., Inc...........................................       912      19,435
    Platinum Underwriters Holdings, Ltd...............................    18,979     721,582
   *Popular, Inc......................................................    56,536     851,998
   *Porter Bancorp, Inc...............................................     1,737       2,501
   *Premier Financial Bancorp, Inc....................................     1,301      10,226
    Presidential Life Corp............................................    33,374     463,565
    Principal Financial Group, Inc....................................   217,722   5,571,506
   #Protective Life Corp..............................................    98,037   2,736,213
    Provident Financial Holdings, Inc.................................       544       6,659
    Provident Financial Services, Inc.................................    17,854     271,916

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
    Provident New York Bancorp........................................    71,474 $   590,375
    Prudential Financial, Inc.........................................   497,625  24,025,335
    Pulaski Financial Corp............................................     4,550      34,080
   #Radian Group, Inc.................................................   161,945     453,446
    Regions Financial Corp............................................ 1,304,230   9,077,441
    Reinsurance Group of America, Inc.................................   169,166   9,417,471
    Renasant Corp.....................................................    42,102     745,205
   *Republic First Bancorp, Inc.......................................     2,474       5,121
    Resource America, Inc. Class A....................................    21,102     128,089
   *Riverview Bancorp, Inc............................................    15,319      21,753
    Safety Insurance Group, Inc.......................................    11,042     467,960
    Sandy Spring Bancorp, Inc.........................................    10,125     180,326
   *Savannah Bancorp, Inc. (The)......................................     2,998      17,238
    SeaBright Holdings, Inc...........................................    40,890     344,703
    Selective Insurance Group, Inc....................................    45,200     780,152
    SI Financial Group, Inc...........................................     5,444      63,695
    Simmons First National Corp. Class A..............................     2,049      47,824
    Somerset Hills Bancorp............................................     4,317      37,126
   *Southern Community Financial Corp.................................    29,890      94,154
   *Southern First Bancshares, Inc....................................     1,106       9,279
    Southern Missouri Bancorp, Inc....................................        41         912
   *Southwest Bancorp, Inc............................................    23,408     215,354
   #StanCorp Financial Group, Inc.....................................     1,024      30,474
    State Auto Financial Corp.........................................    59,439     770,924
    StellarOne Corp...................................................    28,368     379,848
   #Stewart Information Services Corp.................................    12,271     209,466
   *Stratus Properties, Inc...........................................     3,069      25,626
   *Suffolk Bancorp...................................................       205       2,665
   *Sun Bancorp, Inc..................................................     4,338      12,754
    SunTrust Banks, Inc...............................................   491,691  11,628,492
    Susquehanna Bancshares, Inc.......................................   156,089   1,663,909
    Symetra Financial Corp............................................    23,030     267,839
    Synovus Financial Corp............................................   243,878     463,368
  #*Taylor Capital Group, Inc.........................................       826      14,414
    Teche Holding Co..................................................       600      22,914
    TF Financial Corp.................................................       630      14,692
   *Timberland Bancorp, Inc...........................................     2,500      12,950
    Tower Group, Inc..................................................     1,282      23,896
   #TowneBank.........................................................     8,298     118,661
    Travelers Cos., Inc. (The)........................................    28,000   1,754,200
   *Tree.com, Inc.....................................................     5,635      72,804
    Umpqua Holdings Corp..............................................    57,727     720,433
    Unico American Corp...............................................     1,900      19,000
    Union First Market Bankshares Corp................................    14,114     215,521
  #*United Community Banks, Inc.......................................    16,030     109,164
    United Financial Bancorp, Inc.....................................    11,124     158,517
    United Fire Group, Inc............................................    40,312     790,115
   *United Security Bancshares........................................       375         911
  #*Unity Bancorp, Inc................................................     3,306      19,737
    Unum Group........................................................   517,445   9,774,536
   *Virginia Commerce Bancorp, Inc....................................    22,274     179,751
    VIST Financial Corp...............................................       271       3,314
   *Waterstone Financial, Inc.........................................     1,300       4,329
    WesBanco, Inc.....................................................    31,431     650,936
    West Bancorporation, Inc..........................................    14,757     149,636
    Westfield Financial, Inc..........................................       895       6,677
    White River Capital, Inc..........................................       300       6,735
    Wintrust Financial Corp...........................................    24,524     900,276
    WR Berkley Corp...................................................     3,678     134,725
   *WSB Holdings, Inc.................................................       100         275
    XL Group P.L.C....................................................   240,766   4,971,818

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CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Financials -- (Continued)
   *Yadkin Valley Financial Corp......................................    16,710 $     46,621
    Zions Bancorporation..............................................    53,325      970,515
   *ZipRealty, Inc....................................................    10,028       13,137
                                                                                 ------------
Total Financials......................................................            479,305,974
                                                                                 ------------
Health Care -- (8.7%)
   *Addus HomeCare Corp...............................................     2,044        8,994
    Aetna, Inc........................................................   503,313   18,149,467
   *Affymax, Inc......................................................     6,200      100,626
   *Affymetrix, Inc...................................................    73,173      306,595
   *Albany Molecular Research, Inc....................................    29,820       84,391
   *Alere, Inc........................................................    74,130    1,398,833
   *Allied Healthcare Products, Inc...................................     1,000        2,835
   *Almost Family, Inc................................................     1,789       39,376
   *Alphatec Holdings, Inc............................................    18,527       32,608
   *AMAG Pharmaceuticals, Inc.........................................       272        4,211
  #*Amedisys, Inc.....................................................    12,879      156,995
   *AMN Healthcare Services, Inc......................................    15,078       88,056
   *Amsurg Corp.......................................................    30,743      908,148
    Analogic Corp.....................................................     5,884      376,694
   *AngioDynamics, Inc................................................    55,783      614,171
   *Anika Therapeutics, Inc...........................................    20,716      251,699
    Arrhythmia Research Technology, Inc...............................     1,200        3,564
    Assisted Living Concepts, Inc. Class A............................    35,887      502,777
   *Astex Pharmaceuticals, Inc........................................       200          496
   *BioClinica, Inc...................................................    10,641       55,333
   *BioScrip, Inc.....................................................    36,570      232,585
   *Boston Scientific Corp............................................ 1,208,099    6,245,872
   *Cambrex Corp......................................................    43,567      402,123
    Cantel Medical Corp...............................................    10,905      284,839
   *Capital Senior Living Corp........................................    58,814      661,069
   *CardioNet, Inc....................................................     5,628       10,975
  #*CareFusion Corp...................................................   207,163    5,056,849
  #*Celldex Therapeutics, Inc.........................................     4,759       24,604
    Cigna Corp........................................................    37,971    1,529,472
   *Community Health Systems, Inc.....................................   105,314    2,591,778
    CONMED Corp.......................................................    43,239    1,186,478
    Cooper Cos., Inc. (The)...........................................    50,100    3,770,526
   #Coventry Health Care, Inc.........................................   141,956    4,731,393
   *Cross Country Healthcare, Inc.....................................    36,190      165,026
   *CryoLife, Inc.....................................................    17,502       97,311
  #*Cumberland Pharmaceuticals, Inc...................................    26,419      161,156
   *Cutera, Inc.......................................................    25,580      174,967
   *Cynosure, Inc. Class A............................................     8,077      202,248
    Daxor Corp........................................................       545        4,886
   *Digirad Corp......................................................    29,411       58,822
   *Dynacq Healthcare, Inc............................................       909          558
   *Endo Health Solutions, Inc........................................    54,588    1,622,901
   *Enzo Biochem, Inc.................................................    50,665       75,997
   *Exactech, Inc.....................................................     3,391       56,121
   *Five Star Quality Care, Inc.......................................    28,899      103,169
   *Forest Laboratories, Inc..........................................    82,171    2,756,837
   *Gentiva Health Services, Inc......................................    26,039      173,420
   *Greatbatch, Inc...................................................    41,672      951,372
   *Hanger, Inc.......................................................     2,200       56,694
   *Harvard Bioscience, Inc...........................................    32,625      120,712
  #*Health Net, Inc...................................................    25,498      561,466
   *Healthways, Inc...................................................    27,400      307,154
  #*Hologic, Inc......................................................   305,036    5,649,267
    Humana, Inc.......................................................   236,814   14,587,742
   *IntegraMed America, Inc...........................................     3,874       53,965

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CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Health Care -- (Continued)
    Invacare Corp.....................................................    28,428 $    400,551
    Kewaunee Scientific Corp..........................................     1,631       19,311
   *Kindred Healthcare, Inc...........................................    50,544      478,652
   *Lannet Co., Inc...................................................     3,649       17,260
   *LCA-Vision, Inc...................................................     1,000        3,530
    LeMaitre Vascular, Inc............................................     5,100       32,130
   *Life Technologies Corp............................................    94,990    4,168,161
  #*LifePoint Hospitals, Inc..........................................    82,208    3,133,769
  #*Magellan Health Services, Inc.....................................     9,739      469,420
  #*Maxygen, Inc......................................................    45,644      275,233
   *MedAssets, Inc....................................................    44,682      589,356
   *MedCath Corp......................................................    29,240      225,733
   *Medical Action Industries, Inc....................................    26,509       92,251
  #*MediciNova, Inc...................................................       225          371
   *Medtox Scientific, Inc............................................     5,247      141,669
   *Misonix, Inc......................................................     4,083        9,881
   *Molina Healthcare, Inc............................................    24,941      608,810
   *Myrexis, Inc......................................................    16,406       41,835
    National Healthcare Corp..........................................     7,274      317,656
   *Natus Medical, Inc................................................     4,882       60,342
   #Omnicare, Inc.....................................................   197,388    6,199,957
   *Palomar Medical Technologies, Inc.................................     6,712       53,763
   *PDI, Inc..........................................................    15,181      109,000
    PerkinElmer, Inc..................................................    76,500    1,954,575
    Pfizer, Inc....................................................... 5,208,907  125,222,124
   *PharMerica Corp...................................................     7,655       78,770
   *Providence Service Corp. (The)....................................     1,665       21,478
   *Repligen Corp.....................................................    33,562      134,919
   *RTI Biologics, Inc................................................    80,268      285,754
   *Select Medical Holdings Corp......................................    51,009      543,246
   *Skilled Healthcare Group, Inc. Class A............................    18,080       98,174
   *Solta Medical, Inc................................................     6,017       19,676
   *Sucampo Pharmaceuticals, Inc. Class A.............................     7,965       32,179
   *Sun Healthcare Group, Inc.........................................     8,903       74,429
   *SunLink Health Systems, Inc.......................................     1,750        1,960
   *SurModics, Inc....................................................     5,593       89,152
   *Symmetry Medical, Inc.............................................    78,674      609,724
    Teleflex, Inc.....................................................    37,423    2,385,342
   *Theragenics Corp..................................................    21,383       39,345
    Thermo Fisher Scientific, Inc.....................................   499,520   27,808,278
   *TranS1, Inc.......................................................     6,997       17,492
   *Triple-S Management Corp. Class B.................................    22,073      402,170
    UnitedHealth Group, Inc...........................................    67,592    3,453,275
   *Universal American Corp...........................................    85,628      767,227
  #*VCA Antech, Inc...................................................    49,047      892,655
  #*ViroPharma, Inc...................................................   103,779    2,253,042
  #*WellCare Health Plans, Inc........................................    12,832      831,770
   #WellPoint, Inc....................................................   504,640   26,892,266
  #*Wright Medical Group, Inc.........................................    38,748      722,263
    Young Innovations, Inc............................................     2,165       78,135
                                                                                 ------------
Total Health Care.....................................................            290,914,284
                                                                                 ------------
Industrials -- (14.1%)
   *A.T. Cross Co. Class A............................................    18,022      173,552
  #*A123 Systems, Inc.................................................     4,800        2,112
    AAR Corp..........................................................    32,906      467,594
   #ABM Industries, Inc...............................................    64,500    1,199,700
  #*ACCO Brands Corp..................................................    40,161      340,164
    Aceto Corp........................................................    37,486      329,127
   #Actuant Corp. Class A.............................................    44,986    1,280,302
   *Adept Technology, Inc.............................................    21,309       83,957

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Industrials -- (Continued)
   *AECOM Technology Corp.............................................    23,177 $   375,699
   *Aegion Corp.......................................................     5,916     102,938
   *AGCO Corp.........................................................    58,973   2,585,376
   *Air Transport Services Group, Inc.................................    17,784      85,897
    Aircastle, Ltd....................................................    54,200     641,186
    Alamo Group, Inc..................................................    22,951     657,087
   *Alaska Air Group, Inc.............................................    52,626   1,834,016
    Albany International Corp. Class A................................    20,551     367,863
  o*Allied Defense Group, Inc. (The)..................................     2,645      14,151
    Allied Motion Technologies, Inc...................................       162         948
    Amerco, Inc.......................................................    29,431   2,748,855
   *American Railcar Industries, Inc..................................    20,003     608,691
   *American Reprographics Co.........................................     1,343       5,869
    Ampco-Pittsburgh Corp.............................................     4,007      62,950
   *AMREP Corp........................................................       966       5,868
    Apogee Enterprises, Inc...........................................    36,374     588,895
    Applied Industrial Technologies, Inc..............................    23,371     868,466
    Argan, Inc........................................................        21         332
    Arkansas Best Corp................................................    27,325     374,079
   #Armstrong World Industries, Inc...................................    29,925   1,156,601
  #*Ascent Solar Technologies, Inc....................................     7,857       8,250
  #*Asset Acceptance Capital Corp.....................................     5,900      34,397
    Asta Funding, Inc.................................................     8,975      83,647
   *Astec Industries, Inc.............................................    22,925     669,410
   *Atlas Air Worldwide Holdings, Inc.................................    37,114   1,683,491
  #*Avis Budget Group, Inc............................................    94,608   1,359,517
    Baltic Trading, Ltd...............................................     5,000      15,900
    Barnes Group, Inc.................................................    36,400     868,504
    Barrett Business Services, Inc....................................    12,955     338,385
   *BlueLinx Holdings, Inc............................................    12,553      26,989
    Brady Corp. Class A...............................................    44,400   1,177,932
   #Briggs & Stratton Corp............................................    47,640     830,842
   *Builders FirstSource, Inc.........................................    12,182      43,855
   *CAI International, Inc............................................    12,482     258,128
    Cascade Corp......................................................     5,840     275,122
   *Casella Waste Systems, Inc. Class A...............................    14,362      72,528
  #*CBIZ, Inc.........................................................    46,963     248,434
    CDI Corp..........................................................    43,399     701,328
   #CECO Environmental Corp...........................................     5,023      40,184
    Celadon Group, Inc................................................    23,892     356,708
    Ceradyne, Inc.....................................................    26,425     581,350
   *Champion Industries, Inc..........................................       686         177
  #*Chart Industries, Inc.............................................     3,000     194,580
    Chicago Rivet & Machine Co........................................       700      13,272
    CIRCOR International, Inc.........................................     8,966     276,063
   *CNH Global NV.....................................................     6,958     265,239
   *Columbus McKinnon Corp............................................    17,745     261,029
    Comfort Systems USA, Inc..........................................    38,640     378,286
    CompX International, Inc..........................................       500       6,420
   *Consolidated Graphics, Inc........................................    12,008     284,710
   #Corrections Corp. of America......................................     7,040     218,803
    Courier Corp......................................................     8,603      95,665
    Covanta Holding Corp..............................................    94,292   1,619,937
   *Covenant Transportation Group, Inc. Class A.......................     7,080      35,188
  #*CPI Aerostructures, Inc...........................................     5,826      66,125
   *CRA International, Inc............................................     7,613     117,925
    CSX Corp.......................................................... 1,242,950  28,513,273
    Curtiss-Wright Corp...............................................    46,353   1,389,199
   *Dolan Co. (The)...................................................    20,106      98,117
   #Douglas Dynamics, Inc.............................................     1,600      21,392
   *Ducommun, Inc.....................................................    16,345     161,162

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CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Industrials -- (Continued)
   *Dycom Industries, Inc.............................................    39,499 $    688,073
  #*Eagle Bulk Shipping, Inc..........................................     5,676       16,460
    Eastern Co. (The).................................................    10,193      181,945
    Eaton Corp........................................................    24,778    1,086,268
    Ecology & Environment, Inc. Class A...............................       900       10,845
    EMCOR Group, Inc..................................................    26,285      692,084
    Encore Wire Corp..................................................    19,966      547,068
  #*Energy Recovery, Inc..............................................    12,968       29,178
   *EnergySolutions, Inc..............................................    22,369       37,133
   *EnerSys...........................................................    43,239    1,476,612
   *Engility Holdings, Inc............................................    16,745      244,477
    Ennis, Inc........................................................    48,483      695,246
   *EnPro Industries, Inc.............................................    18,700      644,589
    ESCO Technologies, Inc............................................    16,950      610,369
    Espey Manufacturing & Electronics Corp............................     1,671       47,690
   *Esterline Technologies Corp.......................................    44,968    2,640,521
   *Excel Maritime Carriers, Ltd......................................    39,058       16,795
   #Exelis, Inc.......................................................    33,213      312,202
   *Federal Signal Corp...............................................    68,080      386,014
   #FedEx Corp........................................................   142,324   12,851,857
   *Flow International Corp...........................................    23,633       75,626
  #*Fortune Brands Home & Security, Inc...............................   149,626    3,309,727
   *Franklin Covey Co.................................................     3,046       31,709
    FreightCar America, Inc...........................................    11,505      234,012
   *Frozen Food Express Industries....................................     8,986       13,659
  #*FTI Consulting, Inc...............................................    16,780      428,393
    G & K Services, Inc. Class A......................................    29,714      936,288
   #GATX Corp.........................................................    65,445    2,753,271
   *Genco Shipping & Trading, Ltd.....................................    17,309       37,387
   *Gencor Industries, Inc............................................     8,766       66,885
   *General Cable Corp................................................    26,404      689,937
    General Electric Co............................................... 5,174,289  107,366,497
   *Geo Group, Inc. (The).............................................    24,086      556,868
   *Gibraltar Industries, Inc.........................................    43,711      416,129
   *GP Strategies Corp................................................    18,583      317,955
    Granite Construction, Inc.........................................    26,636      689,872
    Great Lakes Dredge & Dock Corp....................................    79,907      569,737
   *Greenbrier Cos., Inc..............................................    21,793      355,226
    Griffon Corp......................................................    74,563      655,409
   *H&E Equipment Services, Inc.......................................    59,629      841,961
    Hardinge, Inc.....................................................    20,151      183,777
   *Harsco Corp.......................................................    36,812      782,255
  #*Hawaiian Holdings, Inc............................................    19,867      126,553
    Heidrick & Struggles International, Inc...........................    18,234      243,971
  #*Hertz Global Holdings, Inc........................................   278,411    3,134,908
   *Hill International, Inc...........................................    27,154      105,629
   *Hudson Global, Inc................................................    15,603       70,994
  #*Huntington Ingalls Industries, Inc................................    53,870    2,100,391
   *Hurco Cos., Inc...................................................     8,210      167,484
   *ICF International, Inc............................................    31,660      777,886
    Ingersoll-Rand P.L.C..............................................   250,943   10,642,493
    Insteel Industries, Inc...........................................    16,378      163,125
   *Interline Brands, Inc.............................................    74,162    1,882,232
    International Shipholding Corp....................................    12,452      230,113
    Intersections, Inc................................................    29,179      415,509
   #ITT Corp..........................................................     7,700      144,298
  #*JetBlue Airways Corp..............................................   324,893    1,790,160
   *Kadant, Inc.......................................................     6,383      132,192
   #Kansas City Southern..............................................    27,254    1,984,091
  #*KAR Auction Services, Inc.........................................    18,100      289,781
    Kaydon Corp.......................................................    14,751      311,246

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Industrials -- (Continued)
    Kelly Services, Inc. Class A......................................  44,445 $   527,118
    Kennametal, Inc...................................................   6,400     236,160
   *Key Technology, Inc...............................................   3,199      28,823
    Kimball International, Inc. Class B...............................  28,589     267,307
   *Korn/Ferry International..........................................  30,127     396,471
   *Kratos Defense & Security Solutions, Inc..........................     723       4,085
    KSW, Inc..........................................................     446       1,677
    L.B. Foster Co. Class A...........................................   3,502     103,624
    L.S. Starrett Co. Class A (The)...................................   4,097      47,812
    L-3 Communications Holdings, Inc.................................. 100,470   7,122,318
   #Lawson Products, Inc..............................................  10,838     105,345
   *Layne Christensen Co..............................................  36,994     780,573
   *LMI Aerospace, Inc................................................  14,827     267,331
    LSI Industries, Inc...............................................  28,715     185,212
   *Lydall, Inc.......................................................  18,720     238,867
   #Manpower, Inc.....................................................   5,658     201,312
    Marten Transport, Ltd.............................................  32,577     584,757
   *Matson, Inc.......................................................  66,838   1,641,541
    McGrath RentCorp..................................................  20,487     545,159
   *Metalico, Inc.....................................................  74,246     144,037
    Met-Pro Corp......................................................   2,998      27,132
   *MFRI, Inc.........................................................   8,900      60,564
   *Michael Baker Corp................................................     969      24,438
    Miller Industries, Inc............................................  21,096     346,396
  #*Mobile Mini, Inc..................................................  54,461     779,882
  #*Moog, Inc. Class A................................................  35,747   1,300,833
    Mueller Industries, Inc...........................................  25,621   1,092,223
    Mueller Water Products, Inc. Class A.............................. 185,957     658,288
    Multi-Color Corp..................................................     777      15,105
    NACCO Industries, Inc. Class A....................................   6,123     613,218
   *National Technical Systems, Inc...................................  15,600     105,456
   *Navigant Consulting, Inc..........................................  22,179     257,942
    NL Industries, Inc................................................  51,251     604,762
   *NN, Inc...........................................................  13,518     121,662
    Norfolk Southern Corp............................................. 545,229  40,374,207
   #Northrop Grumman Corp............................................. 337,038  22,311,916
   *Northwest Pipe Co.................................................  10,675     259,936
   *Ocean Power Technologies, Inc.....................................   8,500      20,400
   *On Assignment, Inc................................................  53,951     841,096
   *Orbital Sciences Corp.............................................  36,476     477,836
   *Orion Energy Systems, Inc.........................................   1,043       2,315
   *Orion Marine Group, Inc...........................................     758       5,480
  #*Oshkosh Corp......................................................  14,466     325,774
   *Owens Corning, Inc................................................ 152,823   4,104,826
    P.A.M. Transportation Services, Inc...............................  19,428     181,652
    Pentair, Inc......................................................  23,304   1,021,414
   *PGT, Inc..........................................................     500       1,470
   *Pike Electric Corp................................................  17,815     152,675
  #*Portfolio Recovery Associates, Inc................................   9,401     796,077
   *Powell Industries, Inc............................................   5,907     202,433
   *PowerSecure International, Inc....................................   8,626      39,421
    Providence & Worcester Railroad Co................................   1,200      16,128
   #Quad/Graphics, Inc................................................     799      12,297
    Quanex Building Products Corp.....................................  19,678     332,558
   *Quanta Services, Inc.............................................. 168,307   3,869,378
   *RailAmerica, Inc..................................................  21,133     579,678
    Raytheon Co....................................................... 198,954  11,037,968
   *RCM Technologies, Inc.............................................  21,593     117,466
   *Real Goods Solar, Inc. Class A....................................   2,600       2,730
   #Regal-Beloit Corp.................................................  16,070   1,034,426
   *Republic Airways Holdings, Inc....................................  53,999     245,695

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Industrials -- (Continued)
    Republic Services, Inc............................................ 429,755 $ 12,432,812
    Resources Connection, Inc.........................................  25,796      291,237
   #Robbins & Myers, Inc..............................................   8,889      407,472
   #RR Donnelley & Sons Co............................................  22,595      273,851
   *Rush Enterprises, Inc. Class A....................................  34,446      556,303
   *Rush Enterprises, Inc. Class B....................................  18,522      248,565
    Ryder System, Inc.................................................  89,844    3,543,447
   *Saia, Inc.........................................................  17,104      386,550
    Schawk, Inc.......................................................  45,135      513,636
   *Seaboard Corp.....................................................   1,812    3,986,400
    SeaCube Container Leasing, Ltd....................................     223        3,916
    SIFCO Industries, Inc.............................................   6,623      127,493
   #Simpson Manufacturing Co., Inc....................................   5,157      125,006
    SkyWest, Inc......................................................  46,706      326,942
   *SL Industries, Inc................................................     300        4,125
    Southwest Airlines Co............................................. 645,761    5,934,544
   *Sparton Corp......................................................   9,132       89,402
    Standard Register Co. (The).......................................  30,430       24,648
    Standex International Corp........................................  22,341      955,748
    Stanley Black & Decker, Inc....................................... 154,919   10,362,532
    Steelcase, Inc. Class A...........................................  69,420      594,929
   *Sterling Construction Co., Inc....................................  20,161      200,199
   *Supreme Industries, Inc. Class A..................................   1,365        5,446
   *SYKES Enterprises, Inc............................................  20,092      297,161
    Sypris Solutions, Inc.............................................   9,636       59,840
   #TAL International Group, Inc......................................  22,054      753,144
   *Tecumseh Products Co. Class A.....................................  11,200       60,704
  #*Tecumseh Products Co. Class B.....................................   1,400        7,833
   *Terex Corp........................................................  19,564      381,498
   *Tetra Tech, Inc...................................................  10,810      277,925
  #*Titan Machinery, Inc..............................................  14,689      417,755
   *TRC Cos., Inc.....................................................  28,708      188,612
    Trinity Industries, Inc...........................................  93,807    2,626,596
    Triumph Group, Inc................................................  57,456    3,592,724
   *Tufco Technologies, Inc...........................................     900        3,447
   *Tutor Perini Corp.................................................  40,371      458,615
   #Twin Disc, Inc....................................................   3,866       75,696
    Tyco International, Ltd........................................... 394,386   21,667,567
   *Ultralife Corp....................................................  11,640       45,512
    UniFirst Corp.....................................................  18,705    1,171,307
    Union Pacific Corp................................................ 455,111   55,801,160
    Universal Forest Products, Inc....................................  31,800    1,015,374
    Universal Truckload Services, Inc.................................     403        6,001
    URS Corp..........................................................  86,998    3,051,020
    US Home Systems, Inc..............................................   4,314       39,301
   *USA Truck, Inc....................................................  15,305       64,128
   *Versar, Inc.......................................................   6,026       18,259
    Viad Corp.........................................................  28,614      495,881
   *Virco Manufacturing Corp..........................................  12,601       19,028
    VSE Corp..........................................................     600       13,776
   #Watts Water Technologies, Inc. Class A............................  53,615    1,803,609
  #*WESCO International, Inc..........................................  11,687      651,083
   *Willdan Group, Inc................................................   1,000        1,425
   *Willis Lease Finance Corp.........................................   7,900       99,066
  #*XPO Logistics, Inc................................................   4,427       56,311
                                                                               ------------
Total Industrials.....................................................          474,316,043
                                                                               ------------
Information Technology -- (5.2%)
   *Accelrys, Inc.....................................................  41,733      338,872
    Activision Blizzard, Inc.......................................... 982,162   11,815,409
   *Acxiom Corp.......................................................   7,769      130,286

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Information Technology -- (Continued)
   *Advanced Energy Industries, Inc...................................    45,771 $   563,899
   *Agilysys, Inc.....................................................    12,799     111,223
   *Alpha & Omega Semiconductor, Ltd..................................     1,319      10,169
  #*Amkor Technology, Inc.............................................    15,566      82,967
  #*Amtech Systems, Inc...............................................    10,600      45,050
   *ANADIGICS, Inc....................................................     6,834       8,679
   *Analysts International Corp.......................................       200         832
   *Anaren, Inc.......................................................     9,602     192,712
  #*AOL, Inc..........................................................   105,592   3,364,161
   *Arris Group, Inc..................................................   146,928   1,864,516
   *Arrow Electronics, Inc............................................   182,170   6,148,237
    Astro-Med, Inc....................................................     2,897      23,654
   *ATMI, Inc.........................................................    33,934     644,067
   *Aviat Networks, Inc...............................................    53,843     121,685
   *Avid Technology, Inc..............................................    19,136     176,243
   *Avnet, Inc........................................................   139,400   4,391,100
    AVX Corp..........................................................   180,325   1,756,365
   #Aware, Inc........................................................    22,140     137,047
   *AXT, Inc..........................................................    25,915      90,443
    Bel Fuse, Inc. Class A............................................     4,174      74,422
    Bel Fuse, Inc. Class B............................................    18,986     342,318
   *Benchmark Electronics, Inc........................................    93,903   1,479,911
    Black Box Corp....................................................    27,128     722,690
   *Blucora, Inc......................................................    81,156   1,237,629
   *BroadVision, Inc..................................................       700       5,908
   *Brocade Communications Systems, Inc...............................   461,513   2,293,720
    Brooks Automation, Inc............................................    63,950     592,177
   *BSQUARE Corp......................................................     4,665      14,368
   *BTU International, Inc............................................     1,600       3,824
    Cabot Microelectronics Corp.......................................     2,485      73,059
  #*CACI International, Inc. Class A..................................    27,175   1,534,029
  #*Calix, Inc........................................................    20,209      93,163
   *Cascade Microtech, Inc............................................    24,071     107,838
   *Checkpoint Systems, Inc...........................................    25,391     195,257
   *CIBER, Inc........................................................    81,980     307,425
    Cohu, Inc.........................................................    41,999     361,191
    Communications Systems, Inc.......................................    12,753     146,277
   #Computer Sciences Corp............................................   225,553   5,553,115
    Comtech Telecommunications Corp...................................    19,222     525,145
   *Concurrent Computer Corp..........................................    13,740      57,983
    Convergys Corp....................................................   197,364   2,909,145
  #*CoreLogic, Inc....................................................    96,545   2,220,535
    Corning, Inc...................................................... 1,298,385  14,814,573
   *Cray, Inc.........................................................     8,019      99,676
    CSP, Inc..........................................................     2,414       9,656
    CTS Corp..........................................................    33,460     297,794
   *CyberOptics Corp..................................................     9,134      75,538
   *Dataram Corp......................................................     7,544       4,675
   *Digi International, Inc...........................................    43,704     399,892
   *Diodes, Inc.......................................................     8,664     164,096
   *DSP Group, Inc....................................................    49,501     286,116
   *Dynamics Research Corp............................................    17,672     101,614
    EarthLink, Inc....................................................    86,935     595,505
   *EchoStar Corp. Class A............................................    23,551     678,269
   *Edgewater Technology, Inc.........................................    13,603      51,011
    Electro Rent Corp.................................................    42,586     713,741
    Electro Scientific Industries, Inc................................    38,559     478,517
   *Electronics for Imaging, Inc......................................    66,756     975,973
  #*EMCORE Corp.......................................................       744       3,705
   *Emulex Corp.......................................................    68,369     442,347
    EPIQ Systems, Inc.................................................    21,736     245,399

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
   *ePlus, Inc........................................................   8,445 $  286,961
   *Euronet Worldwide, Inc............................................  28,735    525,276
   *Exar Corp.........................................................  54,244    401,406
  #*Fairchild Semiconductor International, Inc........................ 118,008  1,635,591
   #Fidelity National Information Services, Inc....................... 150,627  4,735,713
   *FormFactor, Inc...................................................  24,919    152,504
   *Frequency Electronics, Inc........................................  16,953    151,390
   *Global Cash Access Holdings, Inc..................................  37,455    241,959
   *Globecomm Systems, Inc............................................  36,618    372,771
   *GSE Systems, Inc..................................................  17,638     41,449
   *GSI Group, Inc....................................................   1,451     14,945
   *GSI Technology, Inc...............................................   5,964     28,568
   *Hackett Group, Inc. (The).........................................  54,740    257,825
   *Harmonic, Inc.....................................................  26,825    113,738
    Hewlett-Packard Co................................................  65,635  1,197,182
   *Hutchinson Technology, Inc........................................   4,443      6,176
   *I.D. Systems, Inc.................................................  17,291     74,351
    IAC/InterActiveCorp............................................... 138,331  7,277,594
   *Identive Group, Inc...............................................  19,075     17,072
   *Imation Corp......................................................  34,398    191,597
   *Ingram Micro, Inc. Class A........................................ 277,679  4,162,408
   *Insight Enterprises, Inc..........................................  42,100    705,596
   *Integrated Device Technology, Inc.................................  78,704    396,668
   *Integrated Silicon Solution, Inc..................................  51,460    500,706
   *Intermec, Inc.....................................................  17,337    104,369
   *Internap Network Services Corp....................................  35,546    228,916
  #*International Rectifier Corp......................................  80,500  1,371,720
   *Interphase Corp...................................................   3,099     10,846
    Intersil Corp. Class A............................................ 119,798  1,103,340
   *Intevac, Inc......................................................  11,354     66,648
   *IntriCon Corp.....................................................   2,835     16,698
  #*Itron, Inc........................................................  10,342    403,028
   *IXYS Corp.........................................................  11,466    115,807
   *Kemet Corp........................................................   6,536     31,569
   *Key Tronic Corp...................................................  17,923    132,989
    Keynote Systems, Inc..............................................  24,595    338,181
  #*KIT Digital, Inc..................................................  28,934     92,589
   *Kopin Corp........................................................   6,901     25,051
   *Kulicke & Soffa Industries, Inc...................................  72,688    804,656
   *KVH Industries, Inc...............................................     600      7,830
   *Lattice Semiconductor Corp........................................  36,888    136,854
   *LGL Group, Inc. (The).............................................     269      1,531
   *Limelight Networks, Inc...........................................  35,344     98,256
   *LookSmart, Ltd....................................................  25,479     22,931
    Loral Space & Communications, Inc.................................  26,050  1,874,298
   *LTX-Credence Corp.................................................  14,158     82,966
    ManTech International Corp. Class A...............................  22,379    490,771
    Marchex, Inc. Class B.............................................  32,883    114,104
   *Measurement Specialties, Inc......................................   5,558    165,517
   *MEMC Electronic Materials, Inc....................................  76,611    147,093
   *MEMSIC, Inc.......................................................   1,150      2,415
  #*Mentor Graphics Corp..............................................  35,620    544,274
   *Mercury Computer Systems, Inc.....................................   8,133     94,912
    Methode Electronics, Inc..........................................  37,682    331,602
  #*Micron Technology, Inc............................................ 758,908  4,712,819
    MKS Instruments, Inc..............................................  61,200  1,615,680
   *ModusLink Global Solutions, Inc...................................  68,955    235,826
    Motorola Solutions, Inc...........................................   8,584    414,951
   *Multi-Fineline Electronix, Inc....................................   1,598     41,820
   *NCI, Inc. Class A.................................................   4,213     24,983
   *Newport Corp......................................................  74,110    833,738

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

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
   *Novatel Wireless, Inc.............................................  26,032 $   61,436
   *Oclaro, Inc.......................................................   6,419     17,973
   *Official Payments Holdings, Inc...................................   3,839     15,241
  #*OmniVision Technologies, Inc......................................   6,780     95,056
   *Online Resources Corp.............................................  18,720     44,366
   *Oplink Communications, Inc........................................  35,876    475,716
    Optical Cable Corp................................................  10,793     39,502
   *PAR Technology Corp...............................................  22,705    116,477
    PC Connection, Inc................................................  41,300    491,057
   *PC Mall, Inc......................................................  11,672     66,764
    PC-Tel, Inc.......................................................  36,606    225,493
   *Perceptron, Inc...................................................   8,065     43,228
   *Performance Technologies, Inc.....................................  24,790     47,597
   *Pericom Semiconductor Corp........................................  41,261    331,738
   *Pervasive Software, Inc...........................................  35,664    241,089
   *Photronics, Inc...................................................  69,687    407,669
   *Planar Systems, Inc...............................................  11,933     16,826
   *PMC-Sierra, Inc................................................... 146,588    779,848
   *Presstek, Inc.....................................................   7,000      2,632
   *Qualstar Corp.....................................................  12,400     23,188
   *Radisys Corp......................................................  18,198     62,055
    RealNetworks, Inc.................................................  35,381    274,557
   *Reis, Inc.........................................................  13,511    140,514
    RF Industries, Ltd................................................   2,823     11,574
    Richardson Electronics, Ltd.......................................  25,225    309,006
    Rimage Corp.......................................................     659      4,580
   *Rofin-Sinar Technologies, Inc.....................................     900     16,317
  #*Rosetta Stone, Inc................................................   2,276     29,656
   *Rudolph Technologies, Inc.........................................  25,697    256,970
  #*Sandisk Corp......................................................  13,097    538,680
   *Sanmina-SCI Corp..................................................  18,136    154,881
   *SeaChange International, Inc......................................  31,620    239,363
   *Sigma Designs, Inc................................................  23,129    157,277
   *Smith Micro Software, Inc.........................................   3,626      6,273
   *SMTC Corp.........................................................   1,300      4,017
   *Spansion, Inc. Class A............................................  11,661    119,525
   *SS&C Technologies Holdings, Inc...................................  26,378    640,985
   *Standard Microsystems Corp........................................  30,384  1,121,473
   *StarTek, Inc......................................................  27,060     81,451
  #*SunPower Corp.....................................................  16,987     66,589
   *Supertex, Inc.....................................................  11,602    197,118
   *Support.com, Inc..................................................  53,260    151,791
   *Sycamore Networks, Inc............................................  47,495    676,804
   *Symmetricom, Inc..................................................  89,726    537,459
   *SYNNEX Corp.......................................................  60,100  2,033,183
   *Tech Data Corp....................................................  85,452  4,281,145
   *TechTarget, Inc...................................................  24,206     99,487
   *TeleCommunication Systems, Inc. Class A...........................  47,682     63,417
    Tellabs, Inc...................................................... 241,591    794,834
    Telular Corp......................................................  24,938    235,165
    Tessco Technologies, Inc..........................................  11,228    210,525
    Tessera Technologies, Inc.........................................  48,635    702,776
    TheStreet, Inc....................................................  37,257     54,023
   *TriQuint Semiconductor, Inc.......................................  18,500    104,340
   *TSR, Inc..........................................................     650      2,522
   *TTM Technologies, Inc.............................................  62,635    685,227
   *Ultra Clean Holdings..............................................   4,755     28,720
    United Online, Inc................................................ 121,790    516,390
   *UTStarcom Holdings Corp...........................................   4,970      5,318
   *Vicon Industries, Inc.............................................   5,787     17,940
   *Video Display Corp................................................     600      2,370

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CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Information Technology -- (Continued)
   *Virtusa Corp......................................................    32,496 $    492,314
  #*Vishay Intertechnology, Inc.......................................   236,119    2,330,495
   *Vishay Precision Group, Inc.......................................     9,781      133,022
   *Web.com Group, Inc................................................    22,102      342,581
   *Westell Technologies, Inc. Class A................................    41,073       89,950
  #*Western Digital Corp..............................................   212,781    8,462,300
   *WPCS International, Inc...........................................     8,861        6,646
    Xerox Corp........................................................ 1,791,473   12,414,908
   *XO Group, Inc.....................................................    11,964      103,010
    Xyratex, Ltd......................................................    28,253      334,233
   *Yahoo!, Inc....................................................... 1,048,770   16,612,517
   *Zygo Corp.........................................................    18,340      327,919
                                                                                 ------------
Total Information Technology..........................................            174,466,954
                                                                                 ------------
Materials -- (3.0%)
    A. Schulman, Inc..................................................    33,740      737,556
  #*A.M. Castle & Co..................................................    38,646      281,729
   #Alcoa, Inc........................................................ 1,145,369    9,701,275
   *American Pacific Corp.............................................     7,647       77,694
    Ashland, Inc......................................................   112,560    7,923,098
   #Bemis Co., Inc....................................................    10,392      319,554
    Boise, Inc........................................................    68,104      503,970
    Buckeye Technologies, Inc.........................................    37,822    1,139,199
    Cabot Corp........................................................    46,280    1,804,920
   *Century Aluminum Co...............................................    32,155      196,467
   *Chemtura Corp.....................................................    54,541      737,394
   *Clearwater Paper Corp.............................................     7,599      267,789
  #*Coeur d'Alene Mines Corp..........................................   133,765    2,181,707
   #Commercial Metals Co..............................................    85,208    1,098,331
   *Continental Materials Corp........................................       100        1,460
   *Core Molding Technologies, Inc....................................     3,088       24,843
    Cytec Industries, Inc.............................................    64,700    3,982,932
   #Domtar Corp.......................................................    30,917    2,283,530
    Dow Chemical Co. (The)............................................    14,000      402,920
    Friedman Industries, Inc..........................................    16,710      152,395
    Georgia Gulf Corp.................................................    26,423      866,146
  #*Golden Minerals Co................................................     9,136       38,554
   *Graphic Packaging Holding Co......................................   126,400      707,840
    H.B. Fuller Co....................................................    20,707      605,059
    Haynes International, Inc.........................................     2,005       96,621
   *Headwaters, Inc...................................................    23,663      147,894
   *Horsehead Holding Corp............................................    49,171      444,014
    Huntsman Corp.....................................................    44,942      568,516
   *Innospec, Inc.....................................................     1,550       48,236
    International Paper Co............................................   493,615   16,195,508
    Kaiser Aluminum Corp..............................................    27,181    1,482,452
   *KapStone Paper & Packaging Corp...................................    41,092      690,757
   *Kraton Performance Polymers, Inc..................................     1,727       40,446
   *Landec Corp.......................................................    37,056      296,077
  #*Louisiana-Pacific Corp............................................   173,457    1,790,076
    LyondellBasell Industries NV Class A..............................   121,873    5,427,005
    Materion Corp.....................................................    17,890      351,181
    MeadWestvaco Corp.................................................   188,451    5,352,008
  #*Mercer International, Inc.........................................    19,608      102,746
   *Metals USA Holdings Corp..........................................     1,296       21,086
    Minerals Technologies, Inc........................................    17,140    1,095,932
   *Mod-Pac Corp......................................................     1,501        6,604
    Myers Industries, Inc.............................................    65,520    1,077,149
    Neenah Paper, Inc.................................................    14,705      394,976
    Noranda Aluminum Holding Corp.....................................     2,907       18,111
   *Northern Technologies International Corp..........................     3,035       30,517

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CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Materials -- (Continued)
   #Nucor Corp........................................................    89,274 $  3,499,541
    Olin Corp.........................................................    45,661      924,179
    Olympic Steel, Inc................................................    10,414      162,979
   *OM Group, Inc.....................................................    42,299      664,094
    P.H. Glatfelter Co................................................    54,200      862,322
   *Penford Corp......................................................    26,922      212,415
    Reliance Steel & Aluminum Co......................................    94,901    4,885,503
    Rock-Tenn Co. Class A.............................................    26,305    1,531,477
   *RTI International Metals, Inc.....................................    50,032    1,123,218
    Schnitzer Steel Industries, Inc. Class A..........................    21,397      614,308
    Sealed Air Corp...................................................    45,299      733,844
   *Spartech Corp.....................................................    30,589      155,698
    Steel Dynamics, Inc...............................................    94,919    1,223,506
   *Stillwater Mining Co..............................................    49,952      443,574
  #*SunCoke Energy, Inc...............................................    62,210      995,360
    Synalloy Corp.....................................................     5,144       64,351
   #Texas Industries, Inc.............................................    33,762    1,410,239
    Tredegar Corp.....................................................    40,177      595,021
   *Universal Stainless & Alloy Products, Inc.........................     9,714      331,442
    Vulcan Materials Co...............................................    58,246    2,256,450
    Wausau Paper Corp.................................................    21,308      180,905
   #Westlake Chemical Corp............................................    84,076    4,990,751
    Worthington Industries, Inc.......................................    47,320    1,026,844
  #*Zoltek Cos., Inc..................................................    48,771      406,750
                                                                                 ------------
Total Materials.......................................................            101,009,045
                                                                                 ------------
Other -- (0.0%)
  o*Gerber Scientific, Inc. Escrow Shares.............................    47,409           --
  o*MAIR Holdings, Inc. Escrow Shares.................................     1,415           --
  o*Petrocorp, Inc. Escrow Shares.....................................       900           54
  o*Price Communications Liquidation Trust............................    47,738           --
                                                                                 ------------
Total Other...........................................................                     54
                                                                                 ------------
Telecommunication Services -- (6.9%)
    AT&T, Inc......................................................... 4,065,906  154,179,156
    Atlantic Tele-Network, Inc........................................        84        2,937
   *Cbeyond, Inc......................................................     9,743       69,468
   #CenturyLink, Inc..................................................   536,163   22,272,211
    Consolidated Communications Holdings, Inc.........................     6,778      107,498
   #Frontier Communications Corp......................................   696,949    2,732,040
   *General Communications, Inc. Class A..............................    44,167      416,936
  #*Iridium Communications, Inc.......................................    24,506      222,024
  #*Leap Wireless International, Inc..................................     8,393       47,672
   *MetroPCS Communications, Inc......................................   227,572    1,993,531
   *Neutral Tandem, Inc...............................................     6,833       93,339
   *ORBCOMM, Inc......................................................    44,067      137,048
   *Premiere Global Services, Inc.....................................     2,788       25,538
    Primus Telecommunications Group, Inc..............................       246        3,894
    Shenandoah Telecommunications Co..................................     2,126       33,484
   *Sprint Nextel Corp................................................ 3,629,981   15,826,717
    Telephone & Data Systems, Inc.....................................   154,629    3,746,661
   *United States Cellular Corp.......................................    33,568    1,380,316
    USA Mobility, Inc.................................................    30,823      343,368
    Verizon Communications, Inc.......................................   623,041   28,124,071
                                                                                 ------------
Total Telecommunication Services......................................            231,757,909
                                                                                 ------------
Utilities -- (0.3%)
   *AES Corp. (The)...................................................    19,576      236,087
   *Calpine Corp......................................................   214,576    3,667,104
    Consolidated Water Co., Ltd.......................................     6,347       52,045

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CONTINUED

                                                                                 SHARES         VALUE+
                                                                                 ------         ------
Utilities -- (Continued)
   *Dynegy, Inc............................................................      37,747 $       15,627
    Genie Energy, Ltd. Class B.............................................       5,687         40,150
   *GenOn Energy, Inc......................................................     540,175      1,285,616
   *NRG Energy, Inc........................................................     220,130      4,362,977
   #Ormat Technologies, Inc................................................      20,134        362,412
    SJW Corp...............................................................       6,569        153,255
   *Synthesis Energy Systems, Inc..........................................       1,418          1,560
                                                                                        --------------
Total Utilities............................................................                 10,176,833
                                                                                        --------------
TOTAL COMMON STOCKS........................................................              3,108,781,293
                                                                                        --------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
   oDHT Holdings, Inc......................................................         107         11,788
                                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)
  o*CVR Energy, Inc. Contingent Value Rights...............................      44,674             --
                                                                                        --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares....  11,329,454     11,329,454
                                                                                        --------------

                                                                                SHARES/
                                                                                 FACE
                                                                                AMOUNT
                                                                                 (000)
                                                                                 -----
SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@DFA Short Term Investment Fund......................................... 236,827,069    236,827,069
   @Repurchase Agreement, JPMorgan Securities LLC 0.19%, 08/01/12
     (Collateralized by $593,836 FNMA, rates ranging from 3.000% to
     7.500%, maturities ranging from 10/01/14 to 01/03/50 , valued at
     $595,619) to be repurchased at $576,539...............................        $577        576,536
                                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL........................................                237,403,605
                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,836,260,483)^^.................................................             $3,357,526,140
                                                                                        ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENT IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary................ $  589,913,448           --   --    $  589,913,448
  Consumer Staples......................    250,065,094           --   --       250,065,094
  Energy................................    506,855,655           --   --       506,855,655
  Financials............................    479,305,974           --   --       479,305,974
  Health Care...........................    290,914,284           --   --       290,914,284
  Industrials...........................    474,301,892 $     14,151   --       474,316,043
  Information Technology................    174,466,954           --   --       174,466,954
  Materials.............................    101,009,045           --   --       101,009,045
  Other.................................             --           54   --                54
  Telecommunication Services............    231,757,909           --   --       231,757,909
  Utilities.............................     10,176,833           --   --        10,176,833
Preferred Stocks
  Energy................................             --       11,788   --            11,788
Rights/Warrants.........................             --           --   --                --
Temporary Cash Investments..............     11,329,454           --   --        11,329,454
Securities Lending Collateral...........             --  237,403,605   --       237,403,605
                                         -------------- ------------   --    --------------
TOTAL................................... $3,120,096,542 $237,429,598   --    $3,357,526,140
                                         ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments
July 31, 2012 (Unaudited)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                              RATE  MATURITY FACE AMOUNT $ FAIR VALUE $
--------------------                              ----  -------- ------------- ------------
CORPORATE BONDS-- 4.0%
 (r)General Electric Capital Corp.                0.60% 11/01/12   25,000,000   25,017,100
 (r)General Electric Capital Corp.                1.03% 01/07/13   30,000,000   30,084,630
 (r)General Electric Capital Corp.                1.31% 01/15/13   42,820,000   42,984,300
 (r)General Electric Capital Corp.                0.62% 05/08/13   12,900,000   12,918,718
 (r)JPMorgan Chase & Co.                          0.62% 11/01/12    2,020,000    2,020,493
 (r)JPMorgan Chase & Co.                          1.12% 02/26/13   71,630,000   71,838,515
 (r)Toyota Motor Credit Corp.                     0.67% 12/17/12  150,000,000  150,195,300
 (r)Toyota Motor Credit Corp.                     0.61% 04/03/13  100,000,000  100,069,500
 (r)Toyota Motor Credit Corp.                     0.57% 06/13/13  144,000,000  143,991,360
                                                                  -----------  -----------
TOTAL CORPORATE BONDS (Cost $578,854,910)                         578,370,000  579,119,916
                                                                  -----------  -----------
YANKEE DOLLARS-- 0.8%
 (r)Commonwealth Bank of Australia                1.02% 03/19/13   15,000,000   15,043,350
 (r)NRW Bank AG                                   0.72% 02/01/13   12,000,000   11,998,788
 Oesterreichische Kontrollbank AG                 4.75% 10/16/12   21,009,000   21,191,568
 (r)Royal Bank of Canada                          0.62% 12/12/12    5,000,000    5,004,510
 (r)Royal Bank of Canada                          0.62% 03/08/13   48,900,000   48,939,805
 (r)Westpac Banking Corp.                         1.01% 04/08/13   15,000,000   15,046,245
                                                                  -----------  -----------
TOTAL YANKEE DOLLARS (Cost $117,223,939)                          116,909,000  117,224,266
                                                                  -----------  -----------
COMMERCIAL PAPER-- 47.8%
 (y)++ANZ National International Ltd.             0.12% 09/26/12   80,000,000   79,963,200
 (y)++ANZ National International Ltd.             0.12% 10/02/12   92,000,000   91,950,320
 (y)++ANZ National International Ltd.             0.12% 10/24/12   50,000,000   49,956,500
 (y)++Australia & New Zealand Banking Group Ltd.  0.12% 08/09/12   20,020,000   20,019,399
 (y)Bank of Nova Scotia                           0.32% 10/11/12   50,000,000   49,978,000
 (y)Bank of Nova Scotia                           0.31% 10/24/12   50,000,000   49,972,500
 (y)Bank of Nova Scotia                           0.29% 11/14/12   50,000,000   49,964,500
 (y)Banque et Caisse d'Epargne de l'Etat          0.39% 08/15/12   20,000,000   19,998,600
 (y)Banque et Caisse d'Epargne de l'Etat          0.36% 08/22/12   75,000,000   74,991,000
 (y)Banque et Caisse d'Epargne de l'Etat          0.35% 09/12/12   25,000,000   24,992,500
 (y)Banque et Caisse d'Epargne de l'Etat          0.43% 09/14/12   30,000,000   29,990,400
 (y)Banque et Caisse d'Epargne de l'Etat          0.36% 10/29/12   70,000,000   69,933,500
 (y)Banque et Caisse d'Epargne de l'Etat          0.41% 11/30/12   75,000,000   74,874,000
 (y)BNP Paribas Finance, Inc.                     0.31% 08/07/12  130,000,000  129,996,100
 (y)BNP Paribas Finance, Inc.                     0.39% 09/27/12  175,000,000  174,916,000
 (y)++Caisse centrale Desjardins                  0.20% 08/13/12   25,000,000   24,998,500
 (y)++Caisse centrale Desjardins                  0.20% 08/16/12   23,000,000   22,998,160
 (y)++Caisse centrale Desjardins                  0.19% 08/17/12  102,000,000  101,991,840
 (y)++Caisse centrale Desjardins                  0.17% 08/27/12   50,000,000   49,992,500
 (y)++Caisse centrale Desjardins                  0.19% 08/30/12   10,000,000    9,998,250
 (y)++Caisse centrale Desjardins                  0.20% 08/31/12   50,000,000   49,991,000
 (y)++Caisse centrale Desjardins                  0.21% 09/06/12   43,000,000   42,989,680
 (y)++Caisse centrale Desjardins                  0.20% 10/10/12   50,000,000   49,967,500
 (y)++Caisse centrale Desjardins                  0.21% 10/30/12   75,000,000   74,927,250
 (y)++Caisse des Depots et Consignations          0.33% 08/06/12   34,000,000   33,999,320
 (y)++Caisse des Depots et Consignations          0.36% 08/07/12   20,000,000   19,999,400
 (y)++Caisse des Depots et Consignations          0.35% 08/13/12   30,000,000   29,998,500
 (y)++Caisse des Depots et Consignations          0.39% 09/10/12   50,000,000   49,988,000
 (y)++Caisse des Depots et Consignations          0.42% 09/25/12   50,000,000   49,978,500
 (y)++Caisse des Depots et Consignations          0.37% 09/26/12  100,000,000   99,956,000
 (y)++Caisse des Depots et Consignations          0.37% 10/11/12  100,000,000   99,938,000
 (y)++Caisse des Depots et Consignations          0.36% 10/30/12   30,000,000   29,973,900
 (y)++Caisse d'Amortissement de la Dette Sociale  0.43% 08/01/12    4,000,000    4,000,000
 (y)++Caisse d'Amortissement de la Dette Sociale  0.40% 08/29/12    1,500,000    1,499,715
 (y)++Caisse d'Amortissement de la Dette Sociale  0.31% 08/31/12  100,000,000   99,979,000
 (y)++Caisse d'Amortissement de la Dette Sociale  0.35% 09/19/12  143,000,000  142,947,090
 (y)++Caisse d'Amortissement de la Dette Sociale  0.27% 12/21/12   94,000,000   93,875,920
 (y)++Commonwealth Bank of Australia              0.21% 08/24/12   40,000,000   39,996,800
 (y)++Commonwealth Bank of Australia              0.34% 09/17/12   90,650,000   90,630,057
 (y)++Commonwealth Bank of Australia              0.23% 10/04/12   75,000,000   74,973,750
 (y)++Commonwealth Bank of Australia              0.31% 10/15/12   55,000,000   54,975,800
 (y)++E.I. du Pont de Nemours & Co.               0.16% 08/01/12   17,250,000   17,249,828
 (y)++E.I. du Pont de Nemours & Co.               0.18% 08/06/12   99,615,000   99,612,012

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments, Continued
July 31, 2012 (Unaudited)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                               RATE  MATURITY FACE AMOUNT $ FAIR VALUE $
--------------------                               ----  -------- ------------- ------------
COMMERCIAL PAPER -- CONTINUED
 (y)++E.I. du Pont de Nemours & Co.                0.20% 08/07/12   85,000,000   84,996,600
 (y)++E.I. du Pont de Nemours & Co.                0.14% 08/22/12   19,150,000   19,147,702
 (y)General Electric Capital Corp.                 0.34% 10/17/12  100,000,000   99,964,000
 (y)General Electric Capital Corp.                 0.26% 10/23/12   50,000,000   49,978,500
 (y)General Electric Capital Corp.                 0.37% 12/27/12  100,000,000   99,880,000
 (y)++Kreditanstalt Fur Wiederaufbau               0.20% 08/07/12  100,000,000   99,998,000
 (y)++Kreditanstalt Fur Wiederaufbau               0.17% 08/16/12   50,000,000   49,998,000
 (y)++Kreditanstalt Fur Wiederaufbau               0.22% 09/05/12   50,000,000   49,994,000
 (y)++Kreditanstalt Fur Wiederaufbau               0.21% 10/19/12   75,000,000   74,973,750
 (y)++National Australia Funding (Delaware), Inc.  0.35% 09/17/12   30,000,000   29,995,800
 (y)++National Australia Funding (Delaware), Inc.  0.31% 09/26/12   25,000,000   24,996,250
 (y)++National Australia Funding (Delaware), Inc.  0.23% 09/27/12   35,992,000   35,986,601
 (y)++Nestle Capital Corp.                         0.15% 08/02/12   50,000,000   49,999,500
 (y)++Nestle Capital Corp.                         0.18% 08/30/12   53,065,000   53,060,755
 (y)Nordea North America, Inc.                     0.38% 09/20/12   50,000,000   49,985,500
 (y)Nordea North America, Inc.                     0.31% 09/26/12   75,000,000   74,974,500
 (y)++Novartis Finance Corp.                       0.19% 08/09/12   50,000,000   49,998,000
 (y)++NRW Bank AG                                  0.26% 08/02/12   43,000,000   42,999,570
 (y)++NRW Bank AG                                  0.17% 08/03/12   40,000,000   39,999,268
 (y)++NRW Bank AG                                  0.27% 08/06/12   50,000,000   49,998,000
 (y)++NRW Bank AG                                  0.29% 08/09/12   40,000,000   39,997,600
 (y)++NRW Bank AG                                  0.28% 08/28/12   50,000,000   49,990,500
 (y)++NRW Bank AG                                  0.30% 09/12/12   95,000,000   94,970,550
 (y)++NRW Bank AG                                  0.37% 09/24/12   60,000,000   59,975,400
 (y)++NRW Bank AG                                  0.37% 11/26/12   50,000,000   49,952,500
 (y)Oesterreichische Kontrollbank AG               0.26% 08/20/12   50,000,000   49,995,000
 (y)Oesterreichische Kontrollbank AG               0.25% 08/21/12   60,000,000   59,993,400
 (y)Oesterreichische Kontrollbank AG               0.30% 08/24/12   50,000,000   49,993,500
 (y)Oesterreichische Kontrollbank AG               0.20% 09/06/12  146,590,000  146,554,818
 (y)Oesterreichische Kontrollbank AG               0.24% 09/28/12  100,000,000   99,951,000
 (y)Oesterreichische Kontrollbank AG               0.29% 10/01/12   15,020,000   15,012,039
 (y)++Old Line Funding LLC                         0.18% 08/16/12   55,866,000   55,863,207
 (y)++Old Line Funding LLC                         0.19% 08/20/12   65,000,000   64,995,450
 (y)++Old Line Funding LLC                         0.18% 08/21/12   75,000,000   74,994,750
 (y)++Old Line Funding LLC                         0.19% 08/28/12  115,000,000  114,987,350
 (y)++Old Line Funding LLC                         0.19% 09/07/12   30,000,000   29,996,100
 (y)Paccar Financial Corp.                         0.13% 08/02/12   10,000,000    9,999,900
 (y)++Province of Quebec                           0.16% 08/09/12   69,000,000   68,996,550
 (y)++Province of Quebec                           0.16% 08/21/12   61,000,000   60,992,070
 (y)++Province of Quebec                           0.16% 09/18/12   74,000,000   73,977,060
 (y)++Province of Quebec                           0.16% 10/16/12   75,000,000   74,962,500
 (y)++Province of Quebec                           0.17% 11/01/12   98,000,000   97,938,730
 (y)++Province of Quebec                           0.21% 11/28/12   50,000,000   49,956,500
 (y)Queensland Treasury Corp.                      0.18% 10/25/12   15,000,000   14,994,686
 (y)Rabobank USA Financial Corp.                   0.35% 08/01/12    8,000,000    7,999,920
 (y)Rabobank USA Financial Corp.                   0.53% 09/24/12   30,000,000   29,987,100
 (y)++Sanofi-Aventis                               0.19% 09/20/12  100,000,000   99,973,000
 (y)++Siemens Capital Co. LLC                      0.14% 08/06/12   75,000,000   74,998,500
 (y)++Standard Chartered Bank PLC                  0.54% 09/24/12   75,000,000   74,964,000
 (y)++Standard Chartered Bank PLC                  0.32% 09/27/12  150,000,000  149,922,000
 (y)++Standard Chartered Bank PLC                  0.33% 10/02/12   80,000,000   79,952,800
 (y)++Standard Chartered Bank PLC                  0.38% 11/19/12   98,900,000   98,751,650
 (y)++Svenska Handelsbank, Inc.                    0.25% 08/10/12  100,000,000   99,996,000
 (y)++Svenska Handelsbank, Inc.                    0.25% 08/16/12   50,000,000   49,996,500
 (y)++Toronto Dominion Holdings (U.S.A.), Inc.     0.27% 09/10/12   75,000,000   74,985,750
 (y)++Toronto Dominion Holdings (U.S.A.), Inc.     0.27% 09/20/12   50,000,000   49,988,000
 (y)++Toronto Dominion Holdings (U.S.A.), Inc.     0.28% 11/07/12  250,000,000  249,877,500
 (y)++Total Capital Canada Ltd.                    0.14% 08/01/12  300,000,000  299,999,160
 (y)++Total Capital Canada Ltd.                    0.23% 11/06/12   84,000,000   83,906,760
 (y)Toyota Motor Credit Corp.                      0.39% 08/02/12   25,000,000   24,999,750
 (y)Toyota Motor Credit Corp.                      0.27% 09/05/12   40,000,000   39,993,200
 (y)++Westpac Banking Corp.                        0.43% 08/03/12   69,250,000   69,249,307
 (y)++Westpac Banking Corp.                        0.30% 10/29/12   50,000,000   49,962,500

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments, Continued
July 31, 2012 (Unaudited)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                                                          RATE  MATURITY FACE AMOUNT $ FAIR VALUE $
--------------------                                                          ----  -------- ------------- -------------
COMMERCIAL PAPER -- CONTINUED
 (y)++Westpac Banking Corp.                                                   0.31% 11/09/12    15,000,000    14,986,650
 (y)++Westpac Banking Corp.                                                   0.32% 11/26/12    25,000,000    24,971,500
                                                                                             ------------- -------------
TOTAL COMMERCIAL PAPER (Cost $6,942,103,242)                                                 6,944,868,000 6,942,349,794
                                                                                             ------------- -------------
YANKEE CERTIFICATES OF DEPOSIT-- 16.1%
 (r)Bank of Nova Scotia Houston                                               0.76% 10/18/12    65,500,000    65,565,303
 (r)Bank of Nova Scotia Houston                                               0.45% 11/01/12   125,000,000   125,042,750
 (r)Bank of Nova Scotia Houston                                               0.79% 02/15/13    75,000,000    75,124,425
 (r)Bank of Nova Scotia Houston                                               0.72% 07/19/13    30,000,000    30,044,100
 (r)National Australia Bank NY                                                0.63% 12/06/12   100,000,000   100,064,200
 (r)National Australia Bank NY                                                0.62% 02/15/13   100,000,000   100,028,800
 (r)National Australia Bank NY                                                0.53% 04/24/13    50,000,000    49,995,700
 (r)National Australia Bank NY                                                0.54% 05/06/13    25,000,000    24,984,900
 (r)National Australia Bank NY                                                0.54% 05/29/13    50,000,000    49,968,000
 (r)Nordea Bank Finland NY                                                    0.87% 09/13/12   100,000,000   100,047,000
 (r)Nordea Bank Finland NY                                                    0.67% 11/13/12    35,000,000    35,017,500
 (r)Nordea Bank Finland NY                                                    0.95% 02/06/13    18,500,000    18,532,560
 (r)Nordea Bank Finland NY                                                    0.95% 02/07/13    92,800,000    92,871,178
 (r)Nordea Bank Finland NY                                                    0.92% 03/08/13    12,950,000    12,952,150
 (r)Nordea Bank Finland NY                                                    0.90% 04/05/13    28,060,000    28,060,168
 (r)Rabobank Nederland NV NY                                                  0.57% 11/09/12    47,500,000    47,500,475
 (r)Rabobank Nederland NV NY                                                  0.57% 11/16/12    50,000,000    49,997,950
 (r)Rabobank Nederland NV NY                                                  0.61% 11/30/12   140,000,000   139,970,600
 (r)Rabobank Nederland NV NY                                                  0.56% 01/18/13    64,000,000    63,997,632
 (r)Rabobank Nederland NV NY                                                  0.62% 03/19/13   100,000,000    99,991,300
 (r)Rabobank Nederland NV NY                                                  0.62% 05/02/13    50,000,000    49,988,850
 (r)Royal Bank of Canada NY                                                   0.41% 10/22/12    30,000,000    30,010,500
 (r)Royal Bank of Canada NY                                                   0.47% 11/02/12   100,000,000   100,054,400
 (r)Royal Bank of Canada NY                                                   0.53% 01/08/13    75,000,000    75,043,425
 (r)Royal Bank of Canada NY                                                   0.47% 04/10/13   100,000,000    99,979,000
 (r)Royal Bank of Canada NY                                                   0.49% 05/16/13    40,500,000    40,496,760
 (r)Royal Bank of Canada NY                                                   0.51% 07/11/13    60,000,000    59,984,700
 Svenska Handelsbanken NY                                                     0.57% 09/04/12    75,000,000    75,025,500
 Svenska Handelsbanken NY                                                     0.39% 10/04/12   100,000,000   100,020,000
 Svenska Handelsbanken NY                                                     0.38% 10/10/12   100,000,000   100,020,000
 (r)Svenska Handelsbanken NY                                                  0.91% 01/18/13    12,840,000    12,853,662
 (r)Svenska Handelsbanken NY                                                  0.92% 03/18/13    25,000,000    25,042,550
 (r)Toronto Dominion Bank NY                                                  0.47% 02/04/13   100,000,000   100,030,100
 (r)Westpac Banking Corp.                                                     0.62% 12/20/12    50,000,000    49,999,600
 (r)Westpac Banking Corp.                                                     0.65% 02/06/13   100,000,000   100,001,000
                                                                                             ------------- -------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $2,328,095,882)                                   2,327,650,000 2,328,306,738
                                                                                             ------------- -------------
GOVERNMENT BONDS-- 7.1%
 (y)Federal Home Loan Bank                                                    0.09% 08/01/12    75,000,000    75,000,000
 (y)Federal Home Loan Bank                                                    0.10% 08/15/12    75,000,000    74,999,100
 (y)Federal Home Loan Bank                                                    0.11% 08/29/12   200,000,000   199,995,400
 (y)Federal Home Loan Bank                                                    0.12% 09/07/12   100,000,000    99,991,800
 (y)Federal Home Loan Bank                                                    0.12% 09/26/12   100,000,000    99,987,600
 (y)Federal Home Loan Bank                                                    0.12% 09/28/12   100,000,000    99,987,100
 (y)Federal Home Loan Bank                                                    0.12% 10/10/12   106,296,000   106,275,378
 (y)Federal Home Loan Bank                                                    0.12% 10/17/12    10,000,000     9,998,310
 (y)Federal Home Loan Mortgage Corp.                                          0.09% 08/27/12    37,100,000    37,099,184
 (y)Tennessee Valley Authority                                                0.08% 08/23/12   224,391,000   224,386,961
                                                                                             ------------- -------------
TOTAL GOVERNMENT BONDS (Cost $1,027,678,664)                                                 1,027,787,000 1,027,720,833
                                                                                             ------------- -------------
REPURCHASE AGREEMENTS-- 23.5%
 Bank of America (Purchased on 07/31/12, Proceeds at maturity $600,002,667 collateralized by U.S. Treasury Securities, 0.25% - 2.63%, 01/31/13 -
   04/30/18, market value $612,000,049)                                       0.16% 08/01/12   600,000,000   600,000,000
 Barclays Capital Group LLC (Purchased on 07/31/12, Proceeds at maturity
   $100,000,500 collateralized by U.S. Government Backed Securities, 0.47% -
   2.25%, 09/21/12 - 12/28/12, market value $102,000,000)                     0.18% 08/01/12   100,000,000   100,000,000

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments, Continued
July 31, 2012 (Unaudited)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                                                         RATE  MATURITY FACE AMOUNT $  FAIR VALUE $
--------------------                                                         ----  -------- ------------- ---------------
REPURCHASE AGREEMENTS -- CONTINUED
 Barclays Capital Group LLC (Purchased on 07/31/12, Proceeds at maturity
   $600,002,833 collateralized by U.S. Treasury Securities, 0.00% - 8.75%,
   10/15/12 - 05/15/22, market value $612,000,061)                           0.17% 08/01/12   600,000,000     600,000,000
 Deutsche Bank (Purchased on 07/31/12, Proceeds at maturity $115,000,575 collateralized by U.S. Government Backed Securities, 0.63% - 3.00%,
   09/16/14 - 01/13/22, market value $117,300,519)                           0.18% 08/01/12   115,000,000     115,000,000
 Deutsche Bank (Purchased on 07/31/12, Proceeds at maturity $600,002,833 collateralized by U.S. Treasury Securities, 0.50% - 8.13%, 08/15/14 -
   08/15/19, market value $612,000,047)                                      0.17% 08/01/12   600,000,000     600,000,000
 HSBC (Purchased on 07/31/12, Proceeds at maturity $200,000,889 collateralized by U.S. Government Backed Securities, 0.00% - 6.25%,
   11/15/12 - 05/15/22, market value $204,002,124)                           0.16% 08/01/12   200,000,000     200,000,000
 JPMorgan Chase Bank (Purchased on 07/31/12, Proceeds at maturity
   $600,002,833 collateralized by Cash, 2.15% - 7.50%, 01/15/17 - 07/15/52,
   market value $612,002,102)                                                0.17% 08/01/12   600,000,000     600,000,000
 The Toronto Dominion Bank NY (Purchased on 07/31/12, Proceeds at
   maturity $600,002,833 collateralized by U.S. Government Backed
   Securities, 0.00% - 7.13%, 08/20/12 - 01/15/30, market value
   $612,000,985)                                                             0.17% 08/01/12   600,000,000     600,000,000
                                                                                            ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $3,415,000,000)                                           3,415,000,000   3,415,000,000
                                                                                            ------------- ---------------
TIME DEPOSIT-- 0.7%
 BNP Paribas Finance, Inc.                                                   0.16% 08/01/12   100,000,000     100,000,000
                                                                                            ------------- ---------------
TOTAL TIME DEPOSIT (Cost $100,000,000)                                                        100,000,000     100,000,000
                                                                                            ------------- ---------------
TOTAL INVESTMENTS (Cost $14,508,956,637) -- 100.0%                                                        $14,509,721,547
                                                                                                          ===============

(r)  The adjustable/variable rate shown is effective as of July 31, 2012.
(y)  The rate shown is the effective yield.
++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by Board of Trustees. The aggregate value of these securities at July 31, 2012 was $5,268,485,881 which represented 36.3% of the total investments of the Fund.
AG   Aktiengesellschaft (German & Swiss stock corporation)

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

Summary of inputs used to value the Fund's investments as of July 31, 2012 is as follows (See Security Valuation Note):

                                    LEVEL 1        LEVEL 2         LEVEL 3
                                 INVESTMENTS IN INVESTMENTS IN  INVESTMENTS IN
                                   SECURITIES     SECURITIES      SECURITIES
                                 -------------- --------------- --------------
 Corporate Bonds................  $          -  $   579,119,916  $          -
 Yankee Dollars.................             -      117,224,266             -
 Commercial Paper...............             -    6,942,349,794             -
 Yankee Certificates of Deposit.             -    2,328,306,738             -
 Government Bonds...............             -    1,027,720,833             -
 Repurchase Agreements..........             -    3,415,000,000             -
 Time Deposit...................             -      100,000,000             -
                                  ------------  ---------------  ------------
 Total..........................  $          -  $14,509,721,547  $          -
                                  ============  ===============  ============

                     SEE NOTES TO SCHEDULE OF INVESTMENTS

ORGANIZATION

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2012, the Trust consisted of eleven operational portfolios, ten (collectively, the "Series"), and one, The DFA Short Term Investment Fund (the "Fund"), which are included in this document.

SECURITY VALUATION

   The Series and the Fund utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' and Fund's own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. On May 7, 2012, The Money Market Portfolio (DFA Short Term Investment Fund), upon approval of the Board and consent of the shareholders, no longer sought to maintain a stable net asset value of $1.00 per share and, instead, adopted a floating net assets value per share. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' and the Fund's investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series and the Fund had no material transfers between Level 1 and Level 2 for the period ended July 31, 2012.

FINANCIAL INSTRUMENTS

   In accordance with the Series' and the Fund's investment objectives and policies, the Series and the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series and the Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 31, 2012.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

   3. Interest Rate and Credit Risks: The Fund invests primarily in money market instruments maturing in 397 days or less. Eligible securities generally have ratings within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

   The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

   DERIVATIVE FINANCIAL INSTRUMENTS

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series' results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   4. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At July 31, 2012, the Series had no outstanding futures contracts.

FEDERAL TAX COST

   At July 31, 2012, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series................................ $ 8,437,552,771
The DFA International Value Series.............................   7,530,816,028
The Japanese Small Company Series..............................   2,014,136,300
The Asia Pacific Small Company Series..........................   1,136,733,749
The United Kingdom Small Company Series........................   1,160,139,570
The Continental Small Company Series...........................   2,513,261,145
The Canadian Small Company Series..............................     998,010,162
The Emerging Markets Series....................................   2,039,361,432
The Emerging Markets Small Cap Series..........................   2,633,553,781
The Tax-Managed U.S. Marketwide Value Series...................   2,837,025,082
The DFA Short Term Investment Fund.............................  14,508,956,637

OTHER

   The Series and the Fund are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company, ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Series and the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.


     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By: /s/ David G. Booth
    ---------------------------------------
    David G. Booth
    Chairman, Trustee, President and
    Co-Chief Executive Officer

Date: September 25, 2012


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David G. Booth
    ---------------------------------------
    David G. Booth
    Principal Executive Officer
    The DFA Investment Trust Company

Date: September 25, 2012


By: /s/ David G. Booth
    ---------------------------------------
    David R. Martin
    Principal Financial Officer
    The DFA Investment Trust Company

Date: September 25,2012